As filed with the Securities and Exchange Commission on April 11, 1997
                                                Registration No. 33-488/811-4416

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [x]


                         POST-EFFECTIVE AMENDMENT NO. 33                 [x]


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]


                                Amendment No. 32                         [x]


                  Armada Funds (formerly known as "NCC Funds")
               (Exact Name of Registrant as Specified in Charter)

                            Oaks, Pennsylvania, 19456
                    (Address of Principal Executive Officers)

                         Registrant's Telephone Number:
                                 1-800-622-FUND

                          W. Bruce McConnel, III, Esq.
                             DRINKER BIDDLE & REATH
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Thomas F. Harvey, Esq.
                               National City Bank
                              National City Center
                                  P.O. Box 5756
                           Cleveland, Ohio 44101-0756

It is proposed that this filing will become effective (check appropriate box):

         [ ] immediately upon filing pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(i)

         [ ] on date pursuant to paragraph (a)(i)

         [ ] on (date) pursuant to paragraph (b)

         [X] 75 days after filing pursuant to paragraph (a)(ii)

         [ ] on (date) pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

         The Registrant has previously filed a declaration of indefinite registration of its shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice with respect to the Money Market, Government, Treasury, Tax Exempt, Equity, Fixed Income, Ohio Tax Exempt, Equity Income, Mid Cap Regional, Enhanced Income and Total Return Advantage Funds for the fiscal year ended May 31, 1996 on July 23, 1996.


         The purpose of this Post-Effective Amendment is to register Institutional Shares and Retail Shares of the Core Equity, Equity Index, Foreign Equity and Real Return Advantage Funds, new portfolios of the Registrant.

                              CROSS REFERENCE SHEET
                              ---------------------

                               Foreign Equity Fund

Form N-1A Part A Item                                                    Prospectus Caption
---------------------                                                    ------------------

19.  Cover Page.........................................................   Cover Page

20.  Synopsis...........................................................   Expense Table

21.  Condensed Financial Information....................................   Yield and Performance
                                                                           Information

22.  General Description of Registrant..................................   Investment Objective and
                                                                           Policies; Investment
                                                                           Limitations; Description
                                                                           of the Trust and Its Shares

23.  Management of the Trust............................................   Management of the Trust;
                                                                           Custodian and Transfer
                                                                           Agent; Yield and
                                                                           Performance Information;
                                                                           Expenses; Miscellaneous

5A.  Management's Discussion of.........................................   Not Applicable
     Registrant's Performance

24.  Capital Stock and Other Securities.................................   How to Purchase and Redeem
                                                                           Shares; Dividends and
                                                                           Distributions; Taxes;
                                                                           Description of the Trust
                                                                           and Its Shares;
                                                                           Miscellaneous; Shareholder
                                                                           Services Plan

25.  Purchase of Securities.............................................   Pricing of Shares; How
     Being Offered                                                         to Purchase and Redeem
                                                                           Shares; Distribution
                                                                           Agreement

26.  Redemption or Repurchase...........................................   How to Purchase and Redeem
                                                                           Shares

27.  Pending Legal Proceedings..........................................   Inapplicable

                              CROSS REFERENCE SHEET
                              ---------------------

                               Foreign Equity Fund

Form N-1A Part B Item                                                     Statement of Additional
---------------------                                                     -----------------------
                                                                          Information Caption
                                                                          -------------------
10.      Cover Page.........................................................     Cover Page

11.      Table of Contents..................................................     Table of Contents

12.      General Information and History....................................     Statement of
                                                                                 Additional Information

13.      Investment Objectives and Policies.................................     Investment Objective
                                                                                 and Policies

14.      Management of Registrant...........................................     Trustees and Officers

15.      Control Persons and Principal......................................     Description of Shares
         Holders of Securities

16.      Investment Advisory and Other......................................     Advisory, Sub-
                                                                                 Advisory, Services
                                                                                 Management,
                                                                                 Administration,
                                                                                 Distribution, Custody
                                                                                 and Transfer Agency
                                                                                 Agreements

17.      Brokerage Allocation and Other.....................................     Investment Objectives
                                                                                 and Policies

18.      Capital Stock and Other Securities.................................     Additional Purchase
                                                                                 and Redemption
                                                                                 Information

19.      Purchase, Redemption and Pricing...................................     Additional Purchase
         of Securities Being Offered                                             and Redemption
                                                                                 Information

20.      Tax Status.........................................................     Additional Information
                                                                                 Concerning Taxes

21.      Underwriters.......................................................     Not Applicable

22.      Calculation of Performance Data....................................     Yield and Performance
                                                                                 Information

23.      Financial Statements...............................................     Auditors


Part C
------

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                              CROSS REFERENCE SHEET
                              ---------------------

                                Equity Index Fund

Form N-1A Part A Item                                                       Prospectus Caption
---------------------                                                       ------------------

10.  Cover Page........................................................   Cover Page

11.  Synopsis..........................................................   Expense Table

12.  Condensed Financial Information...................................   Yield and Performance
                                                                          Information

13.  General Description of Registrant.................................   Investment Objective and
                                                                          Policies; Investment
                                                                          Limitations; Description
                                                                          of the Trust and Its Shares

14.  Management of the Trust...........................................   Management of the Trust;
                                                                          Custodian and Transfer
                                                                          Agent; Yield and
                                                                          Performance Information;
                                                                          Expenses; Miscellaneous

5A.  Management's Discussion of........................................   Not Applicable
     Registrant's Performance

15.  Capital Stock and Other Securities................................   How to Purchase and Redeem
                                                                          Shares; Dividends and
                                                                          Distributions; Taxes;
                                                                          Description of the Trust
                                                                          and Its Shares;
                                                                          Miscellaneous; Shareholder
                                                                          Services Plan

16.  Purchase of Securities............................................   Pricing of Shares; How
     Being Offered                                                        to Purchase and Redeem
                                                                          Shares; Distribution
                                                                          Agreement

17.  Redemption or Repurchase..........................................   How to Purchase and Redeem
                                                                          Shares

18.  Pending Legal Proceedings.........................................   Inapplicable

                              CROSS REFERENCE SHEET
                              ---------------------

                                Equity Index Fund

Form N-1A Part B Item                                                     Statement of Additional
---------------------                                                     -----------------------
                                                                          Information Caption
                                                                          -------------------

10.      Cover Page.........................................................     Cover Page

11.      Table of Contents..................................................     Table of Contents

12.      General Information and History....................................     Statement of
                                                                                 Additional Information

13.      Investment Objectives and Policies.................................     Investment Objective
                                                                                 and Policies

14.      Management of Registrant...........................................     Trustees and Officers

15.      Control Persons and Principal......................................     Description of Shares
         Holders of Securities

16.      Investment Advisory and Other......................................     Advisory, Sub-
                                                                                 Advisory, Services
                                                                                 Management,
                                                                                 Administration,
                                                                                 Distribution, Custody
                                                                                 and Transfer Agency
                                                                                 Agreements

17.      Brokerage Allocation and Other.....................................     Investment Objectives
                                                                                 and Policies

18.      Capital Stock and Other Securities.................................     Additional Purchase
                                                                                 and Redemption
                                                                                 Information

19.      Purchase, Redemption and Pricing...................................     Additional Purchase
         of Securities Being Offered                                             and Redemption
                                                                                 Information

20.      Tax Status.........................................................     Additional Information
                                                                                 Concerning Taxes

21.      Underwriters.......................................................     Not Applicable

22.      Calculation of Performance Data....................................     Yield and Performance
                                                                                 Information

23.      Financial Statements...............................................     Auditors


Part C
------

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                              CROSS REFERENCE SHEET
                              ---------------------

                                Core Equity Fund

Form N-1A Part A Item                                                        Prospectus Caption
---------------------                                                        ------------------

1.   Cover Page........................................................   Cover Page

2.   Synopsis..........................................................   Expense Table

3.   Condensed Financial Information...................................   Yield and Performance
                                                                          Information

4.   General Description of Registrant.................................   Investment Objective and
                                                                          Policies; Investment
                                                                          Limitations; Description
                                                                          of the Trust and Its Shares

5.   Management of the Trust...........................................   Management of the Trust;
                                                                          Custodian and Transfer
                                                                          Agent; Yield and
                                                                          Performance Information;
                                                                          Expenses; Miscellaneous

5A.  Management's Discussion of........................................   Not Applicable
     Registrant's Performance

6.   Capital Stock and Other Securities................................   How to Purchase and Redeem
                                                                          Shares; Dividends and
                                                                          Distributions; Taxes;
                                                                          Description of the Trust
                                                                          and Its Shares;
                                                                          Miscellaneous; Shareholder
                                                                          Services Plan

7.   Purchase of Securities............................................   Pricing of Shares; How
     Being Offered                                                        to Purchase and Redeem
                                                                          Shares; Distribution
                                                                          Agreement

8.   Redemption or Repurchase..........................................   How to Purchase and Redeem
                                                                          Shares

9.   Pending Legal Proceedings.........................................   Inapplicable

                              CROSS REFERENCE SHEET
                              ---------------------

                                Core Equity Fund

Form N-1A Part B Item                                                     Statement of Additional
---------------------                                                     -----------------------
                                                                          Information Caption
                                                                          -------------------

10.      Cover Page.........................................................     Cover Page

11.      Table of Contents..................................................     Table of Contents

12.      General Information and History....................................     Statement of
                                                                                 Additional Information

13.      Investment Objectives and Policies.................................     Investment Objectives
                                                                                 and Policies

14.      Management of Registrant...........................................     Trustees and Officers

15.      Control Persons and Principal......................................     Description of Shares
         Holders of Securities

16.      Investment Advisory and Other......................................     Advisory, Sub-
                                                                                 Advisory, Services
                                                                                 Management,
                                                                                 Administration,
                                                                                 Distribution, Custody
                                                                                 and Transfer Agency
                                                                                 Agreements

17.      Brokerage Allocation and Other.....................................     Investment Objective
                                                                                 and Policies

18.      Capital Stock and Other Securities.................................     Additional Purchase
                                                                                 and Redemption
                                                                                 Information

19.      Purchase, Redemption and Pricing...................................     Additional Purchase
         of Securities Being Offered                                             and Redemption
                                                                                 Information

20.      Tax Status.........................................................     Additional Information
                                                                                 Concerning Taxes

21.      Underwriters.......................................................     Not Applicable

22.      Calculation of Performance Data....................................     Yield and Performance
                                                                                 Information

23.      Financial Statements...............................................     Auditors


Part C
------

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                              CROSS REFERENCE SHEET
                              ---------------------

                           Real Return Advantage Fund

Form N-1A Part A Item                                                        Prospectus Caption
---------------------                                                        ------------------

28.  Cover Page........................................................   Cover Page

29.  Synopsis..........................................................   Expense Table

30.  Condensed Financial Information...................................   Yield and Performance
                                                                          Information

31.  General Description of Registrant.................................   Investment Objective and
                                                                          Policies; Investment
                                                                          Limitations; Description
                                                                          of the Trust and Its Shares

32.  Management of the Trust...........................................   Management of the Trust;
                                                                          Custodian and Transfer
                                                                          Agent; Yield and
                                                                          Performance Information;
                                                                          Expenses; Miscellaneous

5A.  Management's Discussion of........................................   Not Applicable
     Registrant's Performance

33.  Capital Stock and Other Securities................................   How to Purchase and Redeem
                                                                          Shares; Dividends and
                                                                          Distributions; Taxes;
                                                                          Description of the Trust
                                                                          and Its Shares;
                                                                          Miscellaneous; Shareholder
                                                                          Services Plan

34.  Purchase of Securities............................................   Pricing of Shares; How
     Being Offered                                                        to Purchase and Redeem
                                                                          Shares; Distribution
                                                                          Agreement

35.  Redemption or Repurchase..........................................   How to Purchase and Redeem
                                                                          Shares

36.  Pending Legal Proceedings.........................................   Inapplicable

                              CROSS REFERENCE SHEET
                              ---------------------

                           Real Return Advantage Fund

Form N-1A Part B Item                                                     Statement of Additional
---------------------                                                     -----------------------
                                                                          Information Caption
                                                                          -------------------

10.      Cover Page.........................................................     Cover Page

11.      Table of Contents..................................................     Table of Contents

12.      General Information and History....................................     Statement of
                                                                                 Additional Information

13.      Investment Objectives and Policies.................................     Investment Objectives
                                                                                 and Policies

14.      Management of Registrant...........................................     Trustees and Officers

15.      Control Persons and Principal......................................     Description of Shares
         Holders of Securities

16.      Investment Advisory and Other......................................     Advisory, Sub-
                                                                                 Advisory, Services
                                                                                 Management,
                                                                                 Administration,
                                                                                 Distribution, Custody
                                                                                 and Transfer Agency
                                                                                 Agreements

17.      Brokerage Allocation and Other.....................................     Investment Objective
                                                                                 and Policies

18.      Capital Stock and Other Securities.................................     Additional Purchase
                                                                                 and Redemption
                                                                                 Information

19.      Purchase, Redemption and Pricing...................................     Additional Purchase
         of Securities Being Offered                                             and Redemption
                                                                                 Information

20.      Tax Status.........................................................     Additional Information
                                                                                 Concerning Taxes

21.      Underwriters.......................................................     Not Applicable

22.      Calculation of Performance Data....................................     Yield and Performance
                                                                                 Information

23.      Financial Statements...............................................     Auditors


Part C
------

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  ARMADA FUNDS

--------------------------------------------------------------------------------

Oaks, Pennsylvania 19456                      If you purchased your shares
                                              through NatCity Investments,
                                              Inc., please call your Investment
                                              Consultant for information.

                                              For current performance, Fund
                                              information, account redemption
                                              information, and to purchase
                                              shares, please call 1-800-
                                              622-FUND (3863).

         This Prospectus describes the Foreign Equity Fund (the "Fund") of Armada Funds (the "Trust"):

         FOREIGN EQUITY FUND'S investment objective is to seek capital growth consistent with reasonable investment risk. The Fund will normally invest at least 80% (and, in any event, at least 65%) of its total assets in equity securities of foreign issuers.

         The net asset value per share of the Fund will fluctuate as the value of its investment portfolio changes in response to changing market prices and other factors.

         National City Bank ("National City"), serves as investment adviser to the Fund (the "adviser").

         SEI Financial Services Company (the "Distributor"), serves as the Trust's sponsor and distributor. The Fund pays a fee to the Distributor for distributing its shares. See "Distribution Agreement."

         This Prospectus sets forth concisely the information about the Fund that a prospective investor should consider before investing. Investors should carefully read this Prospectus and retain it for future reference. Additional information about the Fund, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission ("SEC") and is available upon request without charge by contacting the Trust at its telephone number or address shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

         SHARES OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, NATIONAL CITY BANK, ITS PARENT COMPANY OR ANY OF ITS AFFILIATES, AND ARE

NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY GOVERNMENTAL AGENCY OR STATE. INVESTMENT IN THE TRUST INVOLVES RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            ___________________, 1997

                                  EXPENSE TABLE

                                                         FOREIGN                     FOREIGN
                                                         EQUITY                      EQUITY
                                                         RETAIL                   INSTITUTIONAL
                                                       SHARES(1,2)                  SHARES(2)
                                                       -----------                -------------

SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases....................              3.75%                      None
   Transaction Fee Imposed
   on Purchases and
   Redemptions(3)............................              2.00%                      2.00%
 Sales Charge Imposed
     on Reinvested Dividends.................              None                       None
   Deferred Sales Charge.....................              None                       None
   Redemption Fee............................              None                       None
   Exchange Fee..............................              None                       None
 ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net
     assets)
   Management Fees...........................              0.75%                      0.75%
   12b-1 Fees(4) (after fee waivers).........              0.06%                      0.06%
   Other Expenses(5) (after fee
   waivers)..................................              0.42%                      0.17%
     TOTAL FUND OPERATING
       EXPENSES(5) (after fee waivers).......              1.23%                      0.98%
                                                           ====                       ====
---------------------------

1 The Trust has implemented a Shareholder Services Plan (the "Services Plan") with respect to Retail shares in the Fund. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Retail shares in consideration for the payment of up to .25% (on an annualized basis) of the net asset value of such shares. For further information concerning the Services Plan, see "Shareholder Services Plan."

2 As of the date of this Prospectus, the Fund had not commenced investment operations, and therefore, the expenses for this Fund are estimates only.

3 To prevent the Fund from being adversely affected by the transaction costs associated with share purchases and redemptions, the Fund will sell and redeem shares at a price equal to the net asset value of the shares plus an additional transaction fee equal to 2.00% of such value. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. This fee will not apply to reinvested dividends and capital gains.

4 The Fund has in effect a 12b-1 Plan pursuant to which it may bear fees in an amount of up to .10% of average daily net assets. As a result of the payment of sales charges and 12b-1 and certain other related fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"). The NASD has adopted rules which generally limit the aggregate sales charges and payments under the Trust's Service and Distribution Plan ("Distribution Plan") and Services Plan to a certain percentage of total new gross share sales, plus interest. The Trust would stop accruing 12b-1 and related fees if, to the extent, and for as long as, such limit would otherwise be exceeded.

5 Without fee waivers by the Administrator, Other Expenses and Total Fund Operating Expenses would be 0.27% and 1.08% for the Institutional shares and 0.52% and 1.33% for the Retail shares of the Fund. Additionally, if the maximum distribution fee permitted under the 12b-1 Plan were imposed, Total Fund Operating Expenses would be 1.12% and 1.37% for the Institutional and Retail Shares of the Fund, respectively.

----------------------

For example, you would pay the following expenses on a hypothetical $1,000 investment, assuming: (1) a 5% annual return (a hypothetical return required by SEC regulations); and (2) the redemption of your investment at the end of the following time periods (including the 2.00% transaction fee on redemptions); and, (3) the imposition of the maximum sales charge and 2.00% transaction fee at the beginning of the period:

                                                        1 YEAR         3 YEARS
                                                        ------         -------

Retail Shares.........................................   $89             $115
Institutional Shares..................................   $50             $73

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

                  The purpose of this Expense Table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For more complete descriptions of these costs and expenses, see "Management of the Trust" and "Distribution Agreement" in this Prospectus. Any fees that are charged by affiliates of the adviser or other institutions directly to their customer accounts for services related to investments in Retail shares of the Fund are in addition to and not reflected in the fees and expenses described above.

                                  INTRODUCTION

                  The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund consists of a pool of assets with investment objectives and policies as described below under "Investment Objectives and Policies." The Fund is classified as a diversified investment fund under the 1940 Act.

                  Shares of the Fund have been classified into two separate classes -- Retail shares and Institutional shares. Retail shares and Institutional shares represent equal pro rata interests in the Fund except that, as described more fully below under "Shareholder Services Plan," the Trust has implemented the Services Plan with respect to Retail shares in the Fund. Under the Services Plan, only the beneficial owners of Retail shares bear the expenses of shareholder administrative services which are provided by financial institutions for their benefit (not to exceed .25% annually). See "Shareholder Services Plan," "Dividends and Distributions" and "Description of the Trust and Its Shares" for a description of the impact that the Services Plan may have on holders of Retail shares.

                       INVESTMENT OBJECTIVES AND POLICIES

                  The investment objective of the Fund is to provide capital growth consistent with reasonable investment risk. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% (and, in any event, at least 65%) of its total assets in equity securities of foreign issuers. The Fund's assets will normally be invested in the securities of issuers located in at least three different countries. Foreign investments may also include debt obligations issued or guaranteed by foreign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality. The Fund's investment objective and investment policies may be changed without a vote of shareholders. There can be no assurance that the Fund will achieve its objective.

                  The Fund will invest primarily in equity securities, including preferred stocks, warrants, securities convertible into common stocks and American Depository Receipts ("ADRs") of companies included in the Morgan Stanley Capital International Europe, Australia, Far East ("EAFE") Index, a broadly diversified international index consisting of more than 1,000 equity securities of companies located in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund is not an "index" fund, and is neither sponsored by nor affiliated with Morgan Stanley Capital International. The Fund does not anticipate making investments in markets where, in the judgment of the adviser, property rights are not defined and supported by adequate legal infrastructure. However, investors should read "Special Risk Factors -- Foreign Securities and Currencies" to understand the nature of this and other risks involved in foreign investments. More than 25% of the Fund's assets may be invested in the securities of issuers located in the same country. Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries. Criteria for determining the appropriate distribution of investments among countries may include relative valuation, growth prospects, and fiscal, monetary, and regulatory government policies.

                  The Fund generally invests in common stocks. It may also hold other instruments with equity characteristics, such as preferred stocks, convertible securities, rights, and warrants.

SPECIAL RISK FACTORS -- FOREIGN SECURITIES AND CURRENCIES

                  The Fund may invest in securities issued by foreign issuers either directly or indirectly through investments in American, European or Global Depository Receipts (see "American, European and Global Depository Receipts" below). Such securities may or may not be listed on foreign or domestic stock exchanges.

                  Investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns, changes in exchange rates of foreign currencies and the possibility of adverse changes in investment or exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Further, foreign stock markets are generally not as developed or efficient as those in the U.S., and in most foreign markets, volume and liquidity are less than in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S.

                  With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investment within those countries. Because of these and other factors, securities of foreign companies acquired by the Funds may be subject to greater fluctuation in price than securities of domestic companies. For further information, see "Investment Objectives and Policies" in the Statement of Additional Information.

                  Since the Fund will invest substantially in securities denominated in or quoted in currencies other than the U.S. dollar, changes in currency exchange rates (as well as changes in market values) will affect the value in U.S. dollars of securities in the Fund. Foreign exchange rates are influenced by trade and investment flows, policy decisions of governments, and investor sentiment about these and other issues. Costs are incurred in connection with conversions between various currencies.

                  The expense ratio of the Fund can be expected to be higher than that of funds investing in domestic securities. The costs of investing abroad are generally higher for several reasons, including the cost of investment research, higher costs of custody for foreign securities, higher commissions paid for comparable transactions involving foreign securities, and costs arising from delays in settlements of transactions involving foreign securities.

                  Interest and dividends payable on the Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by tax credits or deductions allowed to investors under U.S. federal income tax provisions, they may reduce the return to the Fund's shareholders.

OTHER INVESTMENT POLICIES

         American, European and Global Depository Receipts

                  The Fund may invest in both sponsored and unsponsored ADRs, European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. GDRs are receipts structured similarly to EDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter markets. EDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities, but those that are traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and, therefore, will be subject to the Fund's limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities may be denominated in a foreign currency.

                  The principal difference between sponsored and unsponsored ADR, EDR and GDR programs is that the latter are organized independently and without the cooperation of the issuer of the underlying securities. Consequently, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile.

         "Covered Call" Options

                  The Fund may write covered call options, which are options on securities owned by the Fund. A call option on a particular security gives the purchaser of the option the right to buy, and the Fund the obligation to sell, the security at a stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The Fund would receive a premium as consideration for writing the option. A consequence of writing covered call options is that the Fund would forego any capital appreciation above the exercise price on the underlying securities. In order to close out a call option it has written, the Fund would enter into a "closing purchase transaction"--the purchase of a call option on the same security with the same exercise price and expiration date as the call option which the Fund previously wrote on the security. When a portfolio security subject to a call option is sold, the Fund will effect a closing purchase transaction to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Under normal conditions, it is expected that the underlying value of portfolio securities subject to such options would not exceed 25% of the net asset value of the Fund.

         Foreign Currency and Stock Index Futures Contracts and
Options

                  The Fund may purchase and sell futures contracts that would obligate the Fund to take or make delivery of the cash value of a stated amount of a foreign currency or a securities index. The Fund may invest in futures contracts either to attempt to hedge against changes in the value of securities that it holds or intends to purchase, or in anticipation of changes in currency exchange rates. These transactions will be entered into only when deemed appropriate to reduce the risks inherent in the management of the Fund.

                  The Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the Fund's securities is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

                  The Fund intends to comply with the regulations of the Commodity Futures Trading Commission ("CFTC") exempting it from registration as a "commodity pool operator." The Funds' commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to such regulations. In addition, the Funds may not engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of its assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the percentage limitation. In connection with a Fund's position in a futures contract or option thereon, it will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.

                  The primary risks associated with the use of futures contracts and options are:

                  (i) an imperfect correlation between the change in market value of the securities or currencies held by the Funds and the price of the futures contracts and options;

                  (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;

                  (iii) losses greater than the amount of the principal invested as initial margin due to unanticipated market movements which are potentially unlimited; and

                  (iv) the adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors.

                  For further information, see "Investment Objectives and Policies - Futures Contracts and Options" and Appendix B in the Statement of Additional Information.

         Forward Currency Exchange Contracts

                  The Fund may enter into forward currency exchange contracts in an effort to reduce the level of volatility caused by changes in foreign currency exchange rates or where such transactions are deemed economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. The Fund may not enter into such contracts for speculative purposes. A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of contract. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. Consequently, the Fund may choose to refrain from entering into such contracts. In connection with forward currency exchange contracts, the Fund will create a segregated account of liquid assets.

         Exchange Rate-Related Securities

                  The Fund may invest in debt securities for which the principal due at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is also denominated in U.S. dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other similarly rated securities in recognition of the risks associated with these securities. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may, from time to time, combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

         Illiquid Securities

                  The Fund will not invest more than 15% of the value of its net assets in securities that are illiquid. Illiquid securities include certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act"). If the Fund exceeds the limitation on the holding of illiquid securities, it will sell illiquid securities as necessary to maintain the required liquidity when the adviser believes that it is in the best interests of the Fund to do so.

                  The Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Fund's adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

         When-Issued Purchases and Forward Commitments

                  The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Fund to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit a Fund to lock-in a price or yield on a security, regardless of future changes in interest rates or market values. The Fund expects that these transactions will not exceed 25% of the value of its total assets (at the time of purchase) under normal market conditions. The Fund does not intend to engage in such transactions for speculative purposes but only for the purpose of acquiring portfolio securities.

         Short Term Obligations

                  During temporary defensive periods the Fund may hold short term obligations (with maturities of 18 months or less) such as repurchase agreements, foreign commercial paper, bankers' acceptances, certificates of deposit and demand and time deposits of foreign branches of U.S. banks and foreign banks. In the case of repurchase agreements, default or bankruptcy of the seller may expose a Fund to possible loss because of adverse market action or delays connected with the disposition of the underlying obligations. Further, it is uncertain whether the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities. Reverse repurchase agreements involve the risk that the market value of the securities held by a Fund may decline below the price of the securities it is obligated to repurchase. For further information, see "Investment Objectives and Policies" in the Statement of Additional Information.

         Lending Portfolio Securities

                  In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or other institutional borrowers. The Fund must receive 100% collateral in the form of cash or U.S. Government securities. This collateral must be valued daily by the Fund's adviser or advisers and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if this is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which one of its advisers has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

         Securities of Other Investment Companies

                  Subject to 1940 Act limitations, the Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method.

                  The Fund may also purchase shares of investment companies investing primarily in foreign securities, including "country funds" which have portfolios consisting exclusively of securities of issuers located in one foreign country. Such "country funds" may be either open-end or closed-end investment companies, and may include a portfolio or portfolios of The CountryBaskets Index Fund, Inc. ("CountryBaskets"), a registered, open-end management investment company that, through its portfolios, seeks to provide investment results that substantially correspond to the price and yield performance of a broad-based index of publicly traded equity securities in a particular country, geographic region or industry sector.

                  Other securities purchased by the Fund may include World Equity Benchmark Shares(sm) issued by The Foreign Fund, Inc. ("WEBS") and similar securities of other issuers. WEBS are shares of an investment company that invests substantially all of its assets in securities included in the Morgan Stanley Capital International indices for specific countries. Because the expense associated with an investment in WEBS can be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, the adviser believes that investments in WEBS of countries that are included in the EAFE Index can provide a cost-effective means of diversifying the Fund's assets across a broader range of equity securities.

                  WEBS are listed on the American Stock Exchange (the "AMEX"), and were initially offered to the public in 1996. The market prices of WEBS are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and supply and demand of WEBS on the AMEX. To date, WEBS have traded at relatively modest discounts and premiums to their net asset values. However, WEBS have a limited operating history, and information is lacking regarding the actual performance and trading liquidity of WEBS for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of WEBS will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting WEBS or CountryBaskets should occur in the future, the liquidity and value of the Fund's shares could also be substantially and adversely affected, and the Fund's ability to provide investment results approximating the performance of securities in the EAFE could be impaired. If such disruptions were to occur, the Fund could be required to reconsider the use of WEBS, CountryBaskets or other "country funds" as part of its investment strategy.

                  As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by its shareholders. For further information, see "Investment Objective and Policies" in the Statement of Additional Information.

                             INVESTMENT LIMITATIONS

                  The Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the Fund's outstanding shares (as defined under "Miscellaneous"). (Other investment limitations that also cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Fund may not:

                  1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

                  (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments

                  (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents

                  (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry

                  (d) personal credit and business credit businesses will be considered separate industries

                  2. Make loans, except that it may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

                  3. Borrow money, issue securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

                  4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities or securities issued or guaranteed by any foreign government if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value a Fund's portfolio securities will not constitute a violation of such limitations for purposes of the 1940 Act.

                  For purposes of investment limitation Nos. 1 and 4 the Fund treats, as a matter of non-fundamental policy that may be changed without a vote of shareholders, all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry.

                             PERFORMANCE INFORMATION

                  From time to time, the Trust may quote in advertisements or in reports to shareholders the Fund's total return data for its Institutional shares and Retail shares.

                  The Fund calculates its total return for each class of shares on an "average annual total return" basis for various periods from the date of commencement of investment operations and for other periods as permitted under the rules of the SEC. Average annual total return reflects the average annual percentage change in value of an investment in the class over the measuring period. Total returns for each class of shares may also be calculated on an "aggregate total return" basis for various periods. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return reflect changes in the price of the shares and assume that any dividends and capital gain distributions made by the Fund with respect to a class during the period are reinvested in shares of that class. When considering average total return figures for periods longer than one year, it is important to note that the annual total return of a class for any one year in the period might have been greater or less than the average for the entire period. The Fund may also advertise, from time to time, the total returns of one or more classes of shares on a year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

                  Investors may compare the performance of each class of shares of the Fund to the performance of other mutual funds with comparable investment objectives, to various mutual fund or market indices and to data or rankings prepared by independent services such as Lipper Analytical Services, Inc. or other financial or industry publications that monitor the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, U.S.A. Today, CDA/Weisenberger, The American Banker, Morningstar, Incorporated and other publications of a local, regional or financial industry nature.

                  The performance of each class of shares of the Fund is based on historical earnings and will fluctuate and is not intended to indicate future performance. The investment return and principal value of an investment in a class will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance data may not provide a basis for comparison with bank deposits and other investments which provide a fixed yield for a stated period of time. Changes in the net asset value of a class should be considered in ascertaining the total return to shareholders for a given period. Yield and total return data should also be considered in light of the risks associated with the Fund's portfolio composition, quality, maturity, operating expenses and market conditions. Any fees charged by financial institutions (as described in "How to Purchase and Redeem Shares") are not included in the computation of performance data but will reduce a shareholder's net return on an investment in the Fund.

                  Further information about the performance of the Fund is available in the annual and semi-annual reports to shareholders. Shareholders may obtain these materials from the Trust free of charge by calling 1-800-622-FUND (3863).

                                PRICING OF SHARES

                  For purposes of pricing purchases and redemption orders, the net asset value per share of the Fund is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (generally, 4:00 p.m. Eastern
Time). Net asset value per share is determined on each business day, except those holidays which the Exchange, or banks and trust companies which are affiliated with National City Corporation (the "Banks"), observe (currently New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day) ("Business Day"). Net asset value per share of a particular class in the Fund is calculated by dividing the value of all securities and other assets belonging to the Fund allocable to such class, less the liabilities charged to that class, by the number of the outstanding shares of that class.

                  The Fund's investments in securities for which market quotations are readily available are valued at their market values determined on the basis of the mean between their current available bid and asked prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Securities and other assets for which quotations are not readily available are valued at their fair value under procedures approved by the Board of Trustees. Absent unusual circumstances, short-term investments having maturities of 60 days or less are valued on the basis of amortized cost unless the Trust's Board of Trustees determines that this does not represent fair value. The Administrator may refer to a specified source, that has been approved by the Board of Trustees, for foreign exchange rate information for purposes of valuation of securities denominated in foreign currencies. Such exchange rate valuation will occur, when applicable, each business day at 12:00 noon. The net asset value per share of each class of shares of the Fund will fluctuate as the value of its investment fund changes.

                        HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

                  Shares in the Fund are sold on a continuous basis by the Trust's sponsor and distributor. The Distributor is a registered broker/dealer with principal offices located at Oaks, Pennsylvania 19456.

                  From time to time, the Distributor, at its expense, may offer promotional incentives to dealers. As of the date of this Prospectus, the Distributor intends to offer certain promotional incentives to dealers, including trips and monetary awards, to NatCity Investments, Inc. and other affiliates of National City.

PURCHASE OF RETAIL SHARES

                  Retail shares are sold to the public ("Investors") primarily through financial institutions such as banks, brokers and dealers. Investors may purchase Retail shares directly in accordance with the procedures set forth below or through procedures established by their financial institutions in connection with the requirements of their accounts.

                  Financial institutions may charge certain account fees depending on the type of account the Investor has established with the institution. (For information on such fees, the Investor should review his agreement with the institution or contact it directly.) In addition, certain financial institutions may enter into shareholder servicing agreements with the Trust whereby a financial institution would perform various administrative support services for its customers who are the beneficial owners of Retail shares and would receive fees from the Fund for such services of up to .25% (on an annualized basis) of the average daily net asset value of such shares. See

"Shareholder Services Plan." To purchase shares, Investors should call 1-800-622-FUND (3863) or visit their local NatCity Investments, Inc. office:

                  Akron 1-800-229-0295
                  Cleveland 1-800-624-6450
                  Columbus 1-800-345-0278
                  Dayton 1-800-755-8723
                  Indianapolis 1-800-826-2868
                  Louisville 1-800-727-5656
                  Pittsburgh 1-800-282-1078
                  Toledo 1-800-331-8275
                  Youngstown 1-800-742-4098

                  Shares may be purchased in conjunction with an individual retirement account ("IRA") and rollover IRAs where a designated custodian acts as custodian. Investors should contact NatCity Investments, Inc., the Distributor or their financial institutions for information as to applications and annual fees. Investors should also consult their tax advisers to determine whether the benefits of an IRA are available or appropriate.

                  The minimum investment for the initial purchase of Retail shares in each Fund is $2,500, except for purchases for an IRA or other retirement plan in which event the minimum initial investment is $500. All subsequent investments for Retail shares and IRAs are subject to a minimum investment of $250. Investments made in Retail shares through a monthly savings program described below are not subject to the minimum initial and subsequent investment requirements or any minimum account balance requirements described in "Other Redemption Information." Purchases for an IRA through the monthly savings program will be considered as contributions for the year in which the purchases are made.

                  Under a monthly savings program, Investors may add to their investment in the Retail shares of a Fund, in a consistent manner twice each month, with a minimum amount of $50 per month. Monies may be automatically withdrawn from a shareholder's checking or savings account available through an Investor's financial institution and invested in additional Retail shares at the Public Offering Price next determined after an order is received by the Trust. An Investor may apply for participation in a monthly program by completing an application obtained through a financial institution, such as banks, brokers, or dealers selling Retail shares of the Funds or by calling 1-800-622-FUND (3863). The program may be modified or terminated by an Investor on 30 days written notice or by the Trust at any time.

                  All shareholders of record will receive confirmations of share purchases and redemptions. Financial institutions will be responsible for transmitting purchase and redemption orders to the Trust's transfer agent, State Street Bank and Trust Company (the "Transfer Agent"), on a timely basis.

                  The Trust reserves the right to reject any purchase order.

SALES CHARGES APPLICABLE TO PURCHASES OF RETAIL SHARES

                  The Public Offering Price for Retail shares of the Fund is the sum of the net asset value of the shares being purchased plus any applicable sales charge per account, which is assessed as follows:

                                                    AS A %               AS A %                DEALERS'
                                                  OF OFFERING            OF NET               REALLOWANCE
                                                   PRICE PER           ASSET VALUE             AS A % OF
AMOUNT OF TRANSACTION                                SHARE              PER SHARE           OFFERING PRICE
---------------------                             -----------          -----------          --------------

Less than $100,000............................        3.75                 3.90                   3.75

$100,000 but less
  than $250,000...............................        2.75                 2.83                   2.75

$250,000 but less
 than $500,000................................        2.00                 2.04                   2.00

$500,000 but less
  than $1,000,000.............................        1.25                 1.27                   1.25

$1,000,000 or more............................        0.00                 0.00                   0.00

                  Under the 1933 Act, the term "underwriter" includes persons who offer or sell for an issuer in connection with the distribution of a security or have a direct or indirect participation in such undertaking, but excludes persons whose interest is limited to a commission from an underwriter or dealer not in excess of the usual and customary distributors' or sellers' commission. The Staff of the SEC has expressed the view that persons who receive 90% or more of a sales load may be deemed to be underwriters within the meaning of this definition. The Dealers' Reallowance may be changed from time to time.

                  No sales charge will be assessed on purchases of Retail shares made by:

                  (a) trustees and officers of the Trust

                  (b) directors, employees and participants in employee benefit/retirement plans (annuitants) of National City Corporation or any of its affiliates

                  (c) the spouses, children, grandchildren, and parents of individuals referred to in clauses (a) and (b) above

                  (d) qualified retirement plans purchasing shares through NatCity Investments, Inc.

                  (e) individuals investing in the Fund by way of a direct transfer or a rollover from a qualified plan distribution and subsequent transactions into the same account where affiliates of National City Corporation are serving as a trustee or agent

                  (f) investors purchasing Fund shares through a payroll deduction plan

                  (g) individuals investing in the Fund by way of an asset allocation program sponsored by financial institutions, although certain account level fees may apply

REDUCED SALES CHARGES APPLICABLE TO PURCHASES OF RETAIL SHARES

                  The applicable sales charge may be reduced on purchases of Retail shares of the Fund made under the Right of Accumulation or Letter of Intent, as described below. To qualify for a reduced sales charge, Investors must so notify their financial institutions or the Trust directly by calling 1-800-622-FUND (3863) at the time of purchase. Reduced sales charges may be modified or terminated at any time and are subject to confirmation of an Investor's holdings.

                  Right of Accumulation.

                  Investors may use their aggregate investments in Retail shares in determining the applicable sales charge. An Investor's aggregate investment in Retail shares is the total value (based on the higher of current net asset value or any Public Offering Price originally paid) of:

                  (a) current purchases

                  (b) Retail shares that are already beneficially owned by the Investor for which a sales charge has been paid

                  (c) Retail shares that are already beneficially owned by the Investor which were purchased prior to July 22, 1990

                  (d) Retail shares purchased by dividends or capital gains that are reinvested.

                  If, for example, an Investor beneficially owns Retail shares of the Fund with an aggregate current value of $90,000 and subsequently purchases Retail shares of the Fund having a current value of $10,000, the sales charge applicable to the subsequent purchase would be reduced to 2.75% of the Public Offering Price.

                  Letter of Intent.

                  An Investor may qualify for a reduced sales charge immediately upon signing a nonbinding Letter of Intent stating the Investor's intention to invest during the next 13 months a specified amount which, if made at one time, would qualify for a reduced sales charge. The Letter of Intent option is included on the account application which may be obtained from the Investor's financial institution or directly from the Trust by calling 1-800-622-FUND
(3863). If an Investor so elects, the 13-month period may begin up to 30 days prior to the Investor's signing the Letter of Intent. The initial investment under the Letter of Intent must be equal to at least 4.0% of the amount indicated in the Letter of Intent. During the term of a Letter of Intent, the Transfer Agent will hold Retail shares representing 4.0% of the amount indicated in the Letter of Intent in escrow for payment of a higher sales charge if the entire amount is not purchased. Upon completing the purchase of the entire amount indicated in the Letter of Intent, the escrowed shares will be released. If the entire amount is not purchased within the 13-month period or is redeemed within one year from the time of fulfillment, the Investor will be required to pay an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge the Investor would have had to pay on the aggregate purchases if the total of such purchases had been made at a single time.

PURCHASE OF INSTITUTIONAL SHARES

                  Institutional shares are sold primarily to Banks and NAM customers ("Customers") that are large institutions. Institutional shares are sold without a sales charge imposed by the Trust or the Distributor. However, depending on the terms governing the particular account, the Banks or NAM may impose account charges such as account maintenance fees, compensating balance requirements or other charges based upon account transactions, assets or income which will have the effect of reducing the shareholder's net return on his investment in the Fund. There is no minimum investment.

                  It is the responsibility of the Banks or NAM to transmit their Customers' purchase orders to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. Institutional shares will normally be held of record by the Banks or NAM. Confirmations of share purchases and redemptions will be sent to the Banks and

NAM. Beneficial ownership of Institutional shares will be recorded by the Banks or NAM and reflected in the account statements provided by them to their Customers.

                  The Trust reserves the right to reject any purchase order.

EFFECTIVE TIME OF PURCHASES

                  Purchase orders for shares of the Fund which are received by the Transfer Agent prior to 4:00 p.m. (Eastern Time) on any Business Day are priced according to the net asset value per share determined on that day plus any applicable sales charge (the "Public Offering Price"). Immediately available funds must be received by the Trust's custodian prior to 2:00 p.m. (Eastern
Time) on the third Business Day following the receipt of such order, at which time the order will be executed. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Bank or financial institution placing the order. Purchase orders for which payment has not been received or accepted will be returned after prompt inquiry to the sending Bank or institution.

REDEMPTION OF RETAIL SHARES

                  Redemption orders must be placed in writing or by telephone to the same financial institution that placed the original purchase order. It is the responsibility of the financial institutions to transmit redemption orders to the Transfer Agent. Investors who purchased shares directly from the Trust may redeem shares in any amount by calling 1-800-622-FUND (3863). Redemption proceeds are paid by check or credited to the Investor's account with his financial institution.

REDEMPTION OF INSTITUTIONAL SHARES

                  Customers may redeem all or part of their Institutional shares in accordance with instructions and limitations pertaining to their accounts at the Banks. It is the responsibility of the Banks to transmit redemption orders to the Transfer Agent and credit their Customers' accounts with the redemption proceeds on a timely basis. Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Transfer Agent. No charge for wiring redemption payments is imposed by the Trust, although Banks may charge their Customers' accounts for services. Information relating to such services and charges, if any, is available from the Banks.

                  If a Customer has agreed with a particular Bank to maintain a minimum balance in his account at the Bank and the balance in such account falls below that minimum, the Customer may be obliged to redeem all or part of his Institutional shares to the extent necessary to maintain the required minimum balance. Customers who have instructed that automatic purchases and redemptions be made for their accounts receive monthly confirmations of share transactions.

WRITTEN REDEMPTION PROCEDURES

                  A shareholder of record may redeem shares in any amount by sending a written request to Armada Funds, P.O. Box 8421, Boston, Massachusetts 02266-8421. Redemption requests must be signed by each shareholder, including each joint owner on redemption requests for joint accounts, in the exact manner as the Fund account is registered, and must state the number of shares or the amount to be redeemed and identify the shareholder account number and tax identification number. For a redemption amount of $10,000 or more, each signature on the written request must be guaranteed by a commercial bank or trust company which is a member of the Federal Reserve System or FDIC, a member firm of a national securities exchange or a savings and loan association. A signature guaranteed by a savings bank or notarized by a notary public is not acceptable. For a redemption amount less than $10,000, no signature guarantee is needed. The Trust may require additional supporting documents for redemptions made by corporations, fiduciaries, executors, administrators, trustees, guardians and institutional investors.

TELEPHONE REDEMPTION PROCEDURES

                  A shareholder of record also may redeem shares in any amount by calling 1-800-622-FUND (3863) (provided the appropriate election was made on the shareholder's account application).

                  During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, shareholders should mail their redemption requests to their financial institutions or Armada Funds at the address shown above. Neither the Trust nor its Transfer Agent will be responsible for the authenticity of instructions received by telephone that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Trust and its Transfer Agent will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number and recent transactions in the account). To the extent that the Trust and its Transfer Agent fail to use reasonable procedures to verify the genuineness of telephone instructions, they may be liable for such instructions that prove to be fraudulent and unauthorized. In all other cases, shareholders will bear the risk of loss for fraudulent telephone transactions. The Trust reserves the right to refuse a telephone redemption if it believes it is advisable to do so. Procedures for redeeming

Retail shares by telephone may be modified or terminated at any time by the Trust or the Transfer Agent.

OPTION TO MAKE SYSTEMATIC WITHDRAWALS

                  The Trust has available a Systematic Withdrawal Plan (the "Plan") for a shareholder who owns shares of any fund of the Trust held on the Transfer Agent's system. The Plan allows the shareholder to have a fixed minimum sum of $250 distributed at regular intervals. The shareholder's account must have a minimum value of $5,000 to be eligible for the Plan. Additional information regarding this service may be obtained from an Investor's financial institution or the Transfer Agent at 1-800-622-FUND (3863).

OTHER REDEMPTION INFORMATION

                  Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem, at net asset value, any account maintained by a shareholder that has a value of less than $1,000 due to redemptions where the shareholder does not increase the amount in the account to at least $1,000 upon 60 days' notice.

                  If any portion of the shares to be redeemed represents an investment made by personal check, the Trust reserves the right to delay payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected, which could take up to 15 calendar days from the date of purchase. A shareholder who anticipates the need for more immediate access to his investment should purchase shares by federal funds, bank wire, certified or cashier's check. Financial institutions normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and federal funds.

                  Payment to shareholders for shares redeemed will be made within seven days after receipt of the request for redemption or such shorter time period as may be required by the Securities Exchange Act of 1934.

EXCHANGE PRIVILEGE APPLICABLE TO RETAIL SHARES

                  The Trust offers an exchange program whereby Investors who have paid a sales charge to purchase Retail shares of the Fund or another investment portfolio of the Trust (each a "load Fund") may exchange those Retail shares for Retail shares of another load Fund offered by the Trust, or another investment fund offered by the Trust without the imposition of a sales charge (each a "no load Fund") at the net asset value per share on the date of exchange, provided that such other Retail shares may be legally sold in the state of the shareholder's residence.

As a result, no additional sales charge will be incurred with respect to such an exchange.

                  Shareholders may also exchange Retail shares of a no load Fund for Retail shares of another no load Fund at the net asset value per share without payment of a sales charge.

                  In addition, shareholders of a no load Fund may exchange Retail shares for Retail shares of a load Fund subject to payment of the applicable sales charge. However, shareholders exchanging Retail shares of a no load Fund which were received in a previous exchange transaction involving Retail shares of a load Fund will not be required to pay an additional sales charge upon notification of the reinvestment of the equivalent amount into the Retail shares of a load Fund.

                  Shareholders contemplating an exchange should carefully review the Prospectus of the fund into which the exchange is being considered. An Armada Funds Prospectus may be obtained from NatCity Investments, Inc., an Investor's financial institution, or by calling 1-800-622-FUND (3863).

                  Any Retail shares exchanged must have a value at least equal to the minimum initial investment required by the particular investment fund into which the exchange is being made. Investors should make their exchange requests in writing or by telephone to the financial institutions through which they purchased their original Retail shares. It is the responsibility of financial institutions to transmit exchange requests to the Transfer Agent. Investors who purchased shares directly from the Trust should transmit exchange requests directly to the Transfer Agent. Exchange requests received by the Transfer Agent prior to 4:00 p.m. (Eastern Time) will be processed as of the close of business on the day of receipt; requests received by the Transfer Agent after 4:00 p.m. (Eastern Time) will be processed on the next Business Day. The Trust reserves the right to reject any exchange request. During periods of unusual economic or market changes, telephone exchanges may be difficult to implement. In such event, an Investor should mail the exchange request to his financial institution, and an Investor who directly purchased shares from the Trust should mail the exchange request to the Transfer Agent. The exchange privilege may be modified or terminated at any time upon 60 days notice to shareholders.

SYSTEMATIC EXCHANGE PROGRAM APPLICABLE TO RETAIL SHARES

                  Shares of a Fund may also be purchased through automatic monthly deductions from a shareholder's account from any Armada money market fund. Under a systematic exchange program, a shareholder enters an agreement to purchase shares of one or more specified funds over a specified period of time, and initially purchases shares of one Armada money market fund in an amount equal to the total amount of the investment. On a monthly basis, a specified dollar amount of shares of the Armada money market fund is exchanged for shares of the Funds specified.

                  The systematic exchange program of investing a fixed dollar amount at regular intervals over time has the effect of reducing the average cost per share of the Funds. This effect also can be achieved through the systematic investment program described previously in this prospectus. Because purchases of Retail Shares are subject to an initial sales charge, it may be beneficial for an investor to execute a Letter of Intent in connection with the systematic exchange program. A shareholder may apply for participation in this program through his or her financial institution or by calling 1-800-622-FUND
(3863).

ADDITIONAL TRANSACTION FEE IMPOSED ON SHARE PURCHASES AND REDEMPTIONS

                  The Fund requires the payment of an additional transaction fee on purchases and redemptions of shares of the Fund equal to 2.00% of the dollar amount invested. The additional transaction fee is paid to the Fund, not to the adviser, distributor or transfer agent. It is not a sales charge. The fee applies to initial investments in the Fund, all subsequent purchases (including purchases made by exchange from the other Funds of the Trust) and redemptions from the Fund, but not to reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with new purchases or redemptions to investors making those purchases or redemptions, thus protecting existing shareholders. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the increase in market prices which may result when the Fund purchases or sells certain securities; and (3) the effect of the "bid-ask" spread in the over-the-counter market. The 2.00% amount represents the Fund's estimate of the brokerage and other transaction costs which may be incurred by the Fund in acquiring or disposing of stocks in which the Fund may invest. Without the additional transaction fee, the Fund would generally be selling its shares at a price less than the cost to the Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Fund. With the additional transaction fee, the transaction costs of acquiring or selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making additional purchases or redemptions.

                             DISTRIBUTION AGREEMENT

                  Under the Trust's Distribution Agreement and related Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, the Trust compensates the Distributor monthly for the direct and indirect expenses incurred by the Distributor for services provided and expenses assumed in providing such fund advertising, marketing, prospectus printing and other distribution services up to a maximum of .10% per annum of the average net assets of the fund, inclusive of an annual base fee of $1,250,000 plus incentive fees related to asset growth. Such fees are payable monthly and accrued daily among the investment funds with respect to which the Distributor is distributing shares.

                            SHAREHOLDER SERVICES PLAN

                  The Trust has implemented the Services Plan with respect to Retail shares of the Fund. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions pursuant to which the institutions render shareholder administrative services to their customers who are the beneficial owners of Retail shares of the Fund in consideration for the payment of up to .25% (on an annualized basis) of the average daily net asset value of such shares. Persons entitled to receive compensation for servicing Retail shares may receive different compensation with respect to those shares than with respect to Institutional shares in the same Fund. Shareholder administrative services may include aggregating and processing purchase and redemption orders, processing dividend payments from the Trust on behalf of customers, providing information periodically to customers showing their position in Retail shares, and providing sub-transfer agent services or the information necessary for subaccounting, with respect to Retail shares beneficially owned by customers. Since financial institutions may charge their customers fees depending on the type of customer account the Investor has established, beneficial owners of Retail shares should read this Prospectus in light of the terms and fees governing their accounts with financial institutions.

                           DIVIDENDS AND DISTRIBUTIONS

                  Dividends from the net investment income of the Fund are declared daily and paid annually. Any net realized capital gains will be distributed at least annually. Dividends and distributions will reduce the Fund's net asset value per share by the per share amount thereof.

                  Shareholders may elect to have their dividends reinvested in additional full and fractional Fund shares of the same class or series at the net asset value of such shares on the payment date. Shareholders must make such election, or any revocation thereof, in writing to his Bank or financial institution. The election will become effective with respect to dividends and distributions paid after its receipt.

                  Under the Services Plan, the amount of the Fund's net investment income available for distribution to the holders of Retail shares is reduced by the amount of shareholder servicing fees payable to financial institutions under the Services Plan.

                                      TAXES

                  The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves the Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with the Code.

                  Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its tax-exempt interest income (if any) net of certain deductions for such year. In general, the Fund's investment company taxable income will be its taxable income (including any dividends, interest and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Such distributions by the Fund will be taxable as ordinary income to its shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or to a qualified retirement plan are deferred under the Code.) For corporate shareholders, the dividends received deduction will apply to such distributions to the extent of the gross amount of qualifying dividends received by the distributing Fund from domestic corporations for the taxable year.

                  Substantially all of the Fund's net realized long-term capital gains, if any, will be distributed at least annually to Fund shareholders. The Fund generally will have no tax liability with respect to such gains, and the distributions will be taxable to Fund shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held Fund shares and whether such gains are received in cash or reinvested in additional shares.

                  Dividends declared in December of any year payable to shareholders of record on a specified date in such month will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

                  Prior to purchasing Fund shares, the impact of dividends or distributions which are expected to be declared or have been declared, but not paid, should be carefully considered. Any dividend or distribution paid shortly after a purchase of shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

                  A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Fund shares depending upon the tax basis of such shares and their price at the time of redemption, transfer or exchange. If a shareholder has held shares for six months or less and during that time received a distribution taxable as a long-term capital gain, then any loss the shareholder might realize on the sale of those shares will be treated as a long-term capital loss to the extent of the earlier capital gain distribution. Generally, a shareholder may include sales charges incurred upon the purchase of Fund shares in his tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such shares. However, if the shareholder effects an exchange of such shares for shares of another Fund within 90 days of the purchase and is able to reduce the sales charges applicable to the new shares (by virtue of the Trust's exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares, but may be included (subject to this limitation) in the tax basis of the new shares.

                  It is expected that dividends and certain interest income earned by the Fund from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. The Fund may make this election. As a consequence, the amount of such foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit his proportionate amounts of such taxes against his U.S. Federal income tax liabilities or (b) if he itemizes his deductions, to deduct such proportionate amounts from his U.S. taxable income.

                  Shareholders of the Fund will be advised at least annually as to the federal income tax consequences of distributions made to them each year. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes which may differ from federal tax consequences described above.

                  The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus; such laws and regulations may be changed by legislative or administrative actions. The foregoing summarizes some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisers with specific reference to their own tax situation.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees. The trustees of the Trust, their addresses, principal occupations during the past five years, other affiliations, and the compensation paid by the Trust and the fees and reimbursed expenses they receive in connection with each meeting of the Board of Trustees they attend are included in the Statement of Additional Information.

INVESTMENT ADVISERS

                  National City serves as the investment adviser to the Fund. The adviser is a wholly owned subsidiary of National City Corporation. The adviser provides trust and banking services to individuals, corporations, and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency, and personal and corporate banking. The adviser is a member bank of the Federal Reserve System and the Federal Deposit Insurance Corporation.

                  On December 31, 1996, the Trust Department of National City had approximately $9.9 billion in assets under management, and had approximately $18.6 billion in total trust assets. National City has its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114.

                  Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment policies, the adviser has agreed to manage the Fund, make decisions with respect to and place orders for all purchases and sales of the Fund's securities, and maintain the Fund's records relating to such purchases and sales. David Cooley, a Vice President at National City, is the person primarily responsible for the day-to-day management of the Fund. Mr. Cooley has eight years of investment experience including fixed income research, equity research and international equities management. Mr. Cooley is a Chartered Financial Analyst and has been a member of National City's Equity Value Team since April 19, 1996. Prior to that time, he was with Key Corp.

                  For the services provided and expenses assumed pursuant to the Advisory Agreement relating to the Fund, the advisers are entitled to receive an advisory fee, computed daily and payable monthly, at the annual rate of .75% of the average net assets of the Fund. Shareholders should note that these fees are higher than those payable by other investment companies. However, the Trust believes that the fees are within the range of fees payable by investment funds with comparable investment objectives and policies. The advisers may from time to time waive all or a portion of their advisory fees to increase the net income of the Funds available for distribution as dividends.

ADMINISTRATOR

                  PFPC Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as the administrator to the Fund. PFPC is an indirect, wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                  Under its Administration and Accounting Services Agreement with the Trust, PFPC has agreed to provide the following services with respect to the Fund: statistical data, data processing services and accounting and bookkeeping services; prepare tax returns and certain reports filed with the SEC; assist in the preparation of reports to shareholders and the preparation of the Trust's registration statement; maintain the required fidelity bond coverage; calculate the Fund's net asset value per share, net income, and realized capital gains (losses); and generally assist the Fund with respect to all aspects of its administration and operation. PFPC is entitled to receive with respect to the Fund an administrative fee, computed daily and paid monthly, at the annual rate of .10% of the first $200,000,000 of its net assets, 0.75% of the next $200,000,000 of its net assets, .045% of the next $200,000,000 of its net assets and .02% of its net assets over $600,000,000 and is entitled to be reimbursed for its out-of-pocket expenses incurred on behalf of the Fund.

                     DESCRIPTION OF THE TRUST AND ITS SHARES

                  The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund authorized to issue 42 separate classes or series of shares of beneficial interest ("shares"). Two of these classes or series, which represent interests in the Fund (Class U and Class U - Special Series 1) are described in this Prospectus. Class U shares constitute the Institutional class or series of shares; and Class U - Special Series 1 shares constitute the Retail class or series of shares. The other Funds of the Trust are:

                  Money Market Fund
                  (Class A and Class A - Special Series 1)

                  Government Fund
                  (Class B and Class B - Special Series 1)

                  Treasury Fund
                  (Class C and Class C - Special Series 1)

                  Tax Exempt Fund
                  (Class D and Class D - Special Series 1)

                  Equity Growth Fund
                  (Class H and Class H - Special Series 1)

                  Fixed Income Fund
                  (Class I and Class I - Special Series 1)

                  Ohio Tax Exempt Fund
                  (Class K and Class K - Special Series 1)

                  National Tax Exempt Fund
                  (Class L and Class L - Special Series 1)

                  Equity Income Fund
                  (Class M and Class M - Special Series 1)

                  Mid Cap Regional Fund
                  (Class N and Class N - Special Series 1)

                  Enhanced Income Fund
                  (Class O and Class O - Special Series 1)

                  Total Return Advantage Fund
                  (Class P and Class P - Special Series 1)

                  Pennsylvania Tax-Exempt Fund
                  (Class Q and Class Q - Special Series 1)

                  Intermediate Government Fund

                  (Class R and Class R - Special Series 1)

                  GNMA Fund
                  (Class S and Class S - Special Series 1)

                  Pennsylvania Municipal Fund
                  (Class T and Class T - Special Series 1)

                  Equity Index Fund
                  (Class V and Class V - Special Series 1)

                  Core Equity Fund
                  (Class W and Class W - Special Series 1)

                  Small Cap Growth Fund
                  (Class X and Class X - Special Series 1)

                  Real Return Advantage Fund
                  (Class Y and Class Y - Special Series 1)

                  Each share has no par value, represents an equal proportionate interest in the investment fund with other shares of the same class or series outstanding, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of the Trust's Board of Trustees. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into any number of additional classes of shares and to classify or reclassify any class of shares into one or more series of shares.

                  Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held. Shareholders will vote in the aggregate and not by investment fund, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular investment fund. The Statement of Additional Information gives examples of situations in which the law requires voting by investment fund. In addition, shareholders of each of the investment funds will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines the matter to be voted on affects only the interests of the holders of a particular class or series of shares. Under the Services Plan, only the holders of Retail shares in an investment fund are, or would be entitled to vote on matters submitted to a vote of shareholders (if any) concerning the Services Plan. Voting rights are not cumulative, and accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the trustees irrespective of the vote of the other shareholders.

                  As stated previously in the text of this document, the Trust is organized as a trust under the laws of Massachusetts. Shareholders of such a trust may, under certain circumstances, be held personally liable (as if they were partners) for the obligations of the Trust. The Declaration of Trust of the Trust provides for indemnification out of the Trust property for any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason.

                  The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of shareholders entitled to cast at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called by shareholders to consider the removal of one or more trustees. Shareholders will receive shareholder communication assistance with respect to such matter as required by the 1940 Act.

                          CUSTODIAN AND TRANSFER AGENT

                  National City serves as the custodian of the Trust's assets. State Street Bank and Trust Company serves as the Trust's transfer and dividend disbursing agent. Communications to the Transfer Agent should be directed to P.O. Box 8421, Boston, Massachusetts 02266-8421. The fees payable by the Trust for these services are described in the Statement of Additional Information.

                                    EXPENSES

                  Except as noted below, the Trust's advisers bear all expenses in connection with the performance of their services. The Fund bears its own expenses incurred in its operations including: taxes; interest; fees (including fees paid to its trustees and officers); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; expenses related to the Distribution Plan; advisory fees; administration fees and expenses; charges of the custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholders' reports and shareholder meetings; and any extraordinary expenses. The Fund also pays for brokerage fees and commissions in connection with the purchase of its portfolio securities. Under the Services Plan, the Retail shares in the Fund also bear the expense of shareholder servicing fees.

                                  MISCELLANEOUS

                  Shareholders will receive unaudited semi-annual reports and annual financial statements audited by independent auditors.

                  Pursuant to Rule 17f-2, as National City serves the Trust as both the custodian and an investment adviser, a procedure has been established requiring three annual verifications, two of which are to be unannounced, of all investments held pursuant to the Custodian Services Agreement, to be conducted by the Trust's independent auditors.

                  As used in this Prospectus, a "vote of the holders of a majority of the outstanding shares" of the Trust or the Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the affirmative vote of the lesser of
(a) 50% or more of the outstanding shares of the Trust or the fund or (b) 67% or more of the shares of the Trust or the fund present at a meeting if more than 50% of the outstanding shares of the Trust or the fund are represented at the meeting in person or by proxy.

                  The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

                  Inquiries regarding the Trust or any of its investment funds may be directed to 1-800-622-FUND (3863).

ARMADA FUNDS

INVESTMENT ADVISER
AFFILIATE OF NATIONAL
CITY CORPORATION
         National City Bank
         1900 East Ninth Street
         Cleveland, Ohio 44114

         TABLE OF CONTENTS

                                                                      PAGE
                                                                      ----

EXPENSE TABLE..........................................................  3

INTRODUCTION...........................................................  5

INVESTMENT OBJECTIVES AND POLICIES.....................................  5

INVESTMENT LIMITATIONS................................................. 13

PERFORMANCE INFORMATION................................................ 15

PRICING OF SHARES...................................................... 16

HOW TO PURCHASE AND REDEEM SHARES...................................... 17

DISTRIBUTION AGREEMENT................................................. 27

SHAREHOLDER SERVICES PLAN.............................................. 27

DIVIDENDS AND DISTRIBUTIONS............................................ 27

TAXES    .............................................................. 28

MANAGEMENT OF THE TRUST................................................ 30

DESCRIPTION OF THE TRUST AND ITS SHARES................................ 32

CUSTODIAN AND TRANSFER AGENT........................................... 34

EXPENSES .............................................................. 34

MISCELLANEOUS.......................................................... 35

                                                                 ARMADA FUNDS

                                                                   PROSPECTUS

                                                         ______________, 1997

                                                          Foreign Equity Fund

--------------------------------------------------------------------------------

* SHARES OF THE ARMADA FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, NATIONAL CITY BANK; NATIONAL CITY BANK, COLUMBUS; NATIONAL CITY BANK, KENTUCKY; NATIONAL ASSET MANAGEMENT CORPORATION, THEIR PARENT COMPANY OR ANY OF THEIR AFFILIATES OR ANY BANK.

* SHARES OF THE ARMADA FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FDIC, OR ANY GOVERNMENTAL AGENCY OR STATE.

* AN INVESTMENT IN THE ARMADA FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

     National City Bank and certain of its affiliates serveas investment advisers to Armada Funds for which they receive an investment advisory fee. Past performance is not indicative of future performance, and the investmentreturn will fluctuate, so that you may have a gain or loss when you sell your shares. |

--------------------------------------------------------------------------------

No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its Distributor. This Prospectus does not constitute an offering by the Trust or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                  ARMADA FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                             ________________, 1997

                               FOREIGN EQUITY FUND




This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for the above Fund of Armada Funds (the "Trust"), dated ____________, 1997 (the "Prospectus"). A copy of the Prospectus may be obtained by calling or writing the Trust at 1-800-622-FUND
(3863), Oaks, Pennsylvania 19456.

                                TABLE OF CONTENTS

                                                                                                          Page
                                                                                                          ----

    STATEMENT OF ADDITIONAL INFORMATION....................................................................  1

    INVESTMENT OBJECTIVES AND POLICIES.....................................................................  1

    ADDITIONAL PURCHASE AND REDEMPTION INFORMATION......................................................... 10

    DESCRIPTION OF SHARES.................................................................................. 12

    ADDITIONAL INFORMATION CONCERNING TAXES................................................................ 14

    TRUSTEES AND OFFICERS.................................................................................. 16

    ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
    SERVICES AND TRANSFER AGENCY AGREEMENTS ............................................................... 21

    SHAREHOLDER SERVICES PLAN.............................................................................. 25

    PORTFOLIO TRANSACTIONS................................................................................. 25

    AUDITORS............................................................................................... 27

    COUNSEL................................................................................................ 27

    PERFORMANCE INFORMATION................................................................................ 27

    MISCELLANEOUS.......................................................................................... 29

    APPENDIX A.............................................................................................A-1

    APPENDIX B.............................................................................................B-1

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                  This Statement of Additional Information should be read in conjunction with the Prospectus of Armada Funds (the "Trust") that describes the Foreign Equity Fund. The information contained in this Statement of Additional Information expands upon matters discussed in the Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------

ADDITIONAL INFORMATION ON FUND MANAGEMENT
-----------------------------------------

                  Further information on the advisers' investment management strategies, techniques, policies and related matters may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See also, "Performance Information" below.

                  Attached to this Statement of Additional Information is Appendix A which contains descriptions of the rating symbols used by S&P, Fitch, Duff, IBCA and Moody's for securities which may be held by the Fund.

FOREIGN SECURITIES
------------------

                  Unanticipated political or social developments may affect the value of the Fund's investments in emerging market countries and the availability to the Fund of additional investments in those countries. The small size and relatively unseasoned nature of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Fund's investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

                  Investors should understand that the expense ratio of the Fund can be expected to be higher than those Funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

FOREIGN CURRENCY EXCHANGE CONTRACTS
-----------------------------------

                  In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.

                  When entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

                  When the adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

                  A separate account consisting of cash or liquid securities equal to the amount of the Fund's assets that could be required to consummate forward contracts will be established with the Fund's custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

AMERICAN DEPOSITORY RECEIPTS ("ADRs"), EUROPEAN DEPOSITORY RECEIPTS ("EDRs")
----------------------------------------------------------------------------
AND GLOBAL DEPOSITORY RECEIPTS ("GDRs")
---------------------------------------

                  The Fund may invest its assets in ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer, in EDRs, which are receipts issued by European financial institutions evidencing ownership of underlying securities issued by a foreign issuer, or GDRs, which are receipts structured similarly to EDRs and are marketed globally. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in United States dollars while EDR and GDR prices are generally denominated in foreign currencies. The securities underlying an ADR, EDR or GDR will also normally be denominated in a foreign currency. The underlying securities may be subject to foreign government taxes which could reduce the yield on such securities. As discussed above under "Foreign Securities" investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns: the possible imposition of foreign withholding taxes on interest income payable on such instruments; the possible establishment of exchange controls; the possible seizure or nationalization of foreign deposits or the adoption of other foreign branches of U.S. banks; may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic issuers, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.

WARRANTS
--------

                  Warrants enable the owner to subscribe to and purchase a specified number of shares of the issuing corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The purchase of warrants involves the risk that the purchaser could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

CONVERTIBLE SECURITIES
----------------------

                  Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock. The value of the convertibility feature depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

                  In selecting convertible securities, the adviser will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and the ratings of the securities. Since credit rating agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the adviser will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments. The Fund may retain a portfolio security whose rating has been changed if the adviser deems that retention of such security is warranted.

WHEN-ISSUED SECURITIES
----------------------

                  The Fund may purchase or sell securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase when-issued securities, the custodian sets aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment, marked to market daily. It is likely that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its funds might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

                  When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

VARIABLE AND FLOATING RATE OBLIGATIONS
--------------------------------------

                  The Fund may purchase variable and floating rate obligations (including variable amount master demand notes) which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable and floating rate obligations are direct lending arrangements between the Fund and the issuer, they are not normally traded. Even though there may be no active secondary market in such instruments, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell them to a third party. Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or a foreign government, its agencies or instrumentalities. The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the advisers. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

SHORT TERM OBLIGATIONS
----------------------

                  The Fund may invest in various short term obligations including those described below.

                  Investments include commercial paper and other short term promissory notes issued by corporations (including variable and floating rate instruments). In addition, the Fund may invest in Canadian Commercial Paper ("CCP"), which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. The Fund may also acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.

                  Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable demand and time deposits issued for a definite period of time and earning a specified return by a foreign bank or a foreign branch of a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar denominated bankers' acceptances, certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. The Fund may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets. Investment in non-negotiable time deposits is limited to no more than 5% of the Fund's total assets at the time of purchase.

FUTURES CONTRACTS AND RELATED OPTIONS
-------------------------------------

                  The Fund may purchase and sell futures contracts and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this Statement of Additional Information.

"COVERED CALL" OPTIONS
----------------------

                  The Fund may write covered call options. Such options may relate to particular securities, stock indices, financial instruments, or foreign currencies and may or may not be listed on a domestic or foreign securities exchange or issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

                  The Fund will write call options only if they are "covered." The option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets of equal value are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a portfolio of securities substantially replicating the movement of the index, or liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

                  The Fund's obligation to sell a security subject to a covered call option written by it may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

                  When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

                  There are several risks associated with transactions in certain options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a securities exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

FOREIGN GOVERNMENT OBLIGATIONS
------------------------------

                  The Fund may purchase debt obligations issued or guaranteed by governments (including states, provinces or municipalities) of countries other than the United States, or by their agencies, authorities or instrumentalities. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the adviser's assessment of gross domestic product in relation to aggregate debt, current account surplus or deficit, the trend of the current account, reserves available to defend the currency, and the monetary and fiscal policies of the government.

SECURITIES OF OTHER INVESTMENT COMPANIES
----------------------------------------

                  The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole.

PORTFOLIO TURNOVER
------------------

                  The Fund may engage in short term trading and may sell securities which have been held for periods ranging from several months to less than a day. Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. The Fund's annual portfolio turnover is not expected to exceed 50% under normal market conditions. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes U.S. government securities and all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Fund to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making fund decisions.

ADDITIONAL INVESTMENT LIMITATIONS
---------------------------------

                  In addition to the investment limitations disclosed in the Prospectus, the Fund is subject to the following investment limitations which may not be changed without approval of the holders of a majority of the outstanding shares of the Fund (as defined under "Description of Shares" below).

                  The Fund may not:

                  1. Purchase or sell real estate, except that it may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

                  2. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: 1) purchase and sell options, forward contracts, futures contracts, including without limitation those relating to indices; 2) purchase and sell options on futures contracts or indices; 3) purchase publicly traded securities of companies engaging in whole or in part in such activities.

                  3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as it might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

                  In addition to the above fundamental limitations, the Fund is subject to the following non-fundamental limitations, which may be changed without a shareholder vote:

                  The Fund may not:

                  1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act.

                  2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies, for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

                  3. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to its transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, and (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

                  4. Purchase securities of companies for the purpose of exercising control.

                  5. Invest more than 15% of its total assets in illiquid securities.

                  The Fund does not intend to purchase securities while its outstanding borrowings are in excess of 5% of its assets. Securities held in escrow or separate accounts in connection with its investment practices are not deemed to be pledging for purposes of this limitation.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

                  Shares in the Trust are sold on a continuous basis by SEI Financial Services Company (the "Distributor"), which has agreed to use appropriate efforts to solicit all purchase orders. The issuance of shares is recorded on the books of the Trust. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor's financial institution at its principal office. Such requests must be signed by each shareholder, with each signature guaranteed by a U.S. commercial bank or trust company or by a member firm of a national securities exchange. Guarantees must be signed by an authorized signatory and "Signature Guaranteed" must appear with the signature. An investor's financial institution may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.

                  The Trust may suspend the right of redemption or postpone the date of payment for more than seven days for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

                  There is no sales load charged on shares acquired through the reinvestment of dividends or distributions on such shares.

                  Automatic investment programs such as the monthly savings program ("Program") described in the Prospectus offered by the Fund permit an investor to use "dollar cost averaging" in making investments. Under this Program, an agreed upon fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors to reduce their average cost per share because the Program results in more shares being purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that dollar cost averaging results in purchases of shares regardless of their price on the day of investment or market trends and does not ensure a profit, protect against losses in a declining market, or prevent a loss if an investor ultimately redeems his shares at a price which is lower than their purchase price. An investor may want to consider his financial ability to continue purchases through periods of low price levels. From time to time, in advertisements, sales literature, communications to shareholders and other materials ("Materials"), the Trust may illustrate the effects of dollar cost averaging through use of or comparison to an index such as the Morgan Stanley Capital International Europe, Australia, Far East (Free) Index.

OFFERING PRICE PER RETAIL SHARE OF THE FUNDS
--------------------------------------------

                  An illustration of the computation of the offering price per Retail share of the Fund, based upon the estimated value of its net assets and number of shares outstanding on its commencement date, is as follows:

                                      TABLE
                                      -----

Net Assets of Retail Shares.............................       $10,000,000

Outstanding Retail Shares...............................         1,000,000

Net Asset Value Per Share...............................       $     10.00
      ($10,000,000 / 1,000,000)

Sales Charge, 3.75% of offering price
  (3.90% of net asset value per share)..................       $       .39

Offering to Public......................................       $     10.39

*Amounts are estimated as the fund has not commenced operations.

EXCHANGE PRIVILEGE
------------------

                  Investors may exchange all or part of their Retail shares as described in the Prospectus. Any rights an Investor may have (or have waived) to reduce the sales load applicable to an exchange, as may be provided in a Fund Prospectus, will apply in connection with any such exchange. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

                  By use of the exchange privilege, the Investor authorizes the Trust's Transfer Agent or his financial institution to act on telephonic or written instructions from any person representing himself or herself to be the shareholder and believed by the Transfer Agent or the financial institution to be genuine. The Investor or his financial institution must notify the Transfer Agent of his prior ownership of Retail shares and account number. The Transfer Agent's records of such instructions are binding.

                              DESCRIPTION OF SHARES
                              ---------------------

                  The Trust is a Massachusetts business trust. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of 42 classes or series of shares. Two of these classes or series, which represent interests in the Foreign Equity Fund (Class U and Class U - Special Series 1) are described in this Statement of Additional Information and the related Prospectus.

                  Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of the Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets of the Trust not belonging to any particular Fund which are available for distribution.

                  Rule 18f-2 under the 1940 Act provides that any matter required by the 1940 Act, applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment fund affected by such matter. Rule 18f-2 further provides that an investment fund is affected by a matter unless the interests of each fund in the matter are substantially identical or the matter does not affect any interest of the fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular fund. In addition, shareholders of each class in a particular investment fund have equal voting rights except that only Retail shares of an investment fund will be entitled to vote on matters submitted to a vote of shareholders (if any) relating to shareholder servicing fees that are allocable to such shares.

                  Although the following types of transactions are normally subject to shareholder approval, the Board of Trustees may, under certain limited circumstances, (a) sell and convey the assets of an investment fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance;
(b) sell and convert an investment fund's assets into money and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to an investment fund with the assets belonging to another investment fund of the Trust, if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on shareholders of any fund participating in such combination, and, in connection therewith, to cause all outstanding shares of any fund to be redeemed at their net asset value or converted into shares of another class of the Trust shares at net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his original investment due to changes in the market prices of the fund's securities. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

                     ADDITIONAL INFORMATION CONCERNING TAXES
                     ---------------------------------------

                  The following summarizes certain additional tax considerations generally affecting the Trust and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders or possible legislative changes, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

                  Each Fund of the Trust will be treated as a separate corporate entity under the Code and intends to qualify as a regulated investment company. In order to qualify for tax treatment as a regulated investment company under the Code, each Fund must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of each Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by a Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

                  Another requirement for qualification as a regulated investment company under the Code is that less than 30% of a Fund's gross income for a taxable year must be derived from gains realized on the sale or other disposition of the following investments held for less than three months: (1) stock and securities (as defined in Section 2(a)(36) of the 1940 Act; (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to a Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and, with respect to taxable debt securities and non taxable debt securities acquired after April 30, 1993, accrued market discount) received by a Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

                  Some investments held by a Fund may be subject to special rules which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. The Treasury Department has issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" are not subject to the mark-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by a Fund which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

                  The Trust will designate any distribution of long-term capital gains of a Fund as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Trust's taxable year. Shareholders should note that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

                  A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

                  If for any taxable year a Fund does not qualify for federal tax treatment as a regulated investment company, all of such Fund's taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on Municipal Bonds) would be taxable as ordinary income to the Fund's shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

                  Each Fund may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

                              TRUSTEES AND OFFICERS
                              ---------------------

                  W. Bruce McConnel, III, Esq., Secretary of the Trust, is a partner of the law firm of Drinker Biddle & Reath, which receives fees as counsel to the Trust. Neal J. Andrews, Treasurer of the Trust, is employed by PFPC, Inc., which receives fees as Administrator to the Trust. The Trustees and officers of the Trust, their addresses, principal occupations during the past five years, and other affiliations are as follows:

                                                                                          PRINCIPAL OCCUPATION
                                                    POSITION WITH                         DURING PAST 5 YEARS
NAME AND ADDRESS                                      THE TRUST                           AND OTHER AFFILIATIONS
----------------                                    -------------                         ----------------------

Robert D. Neary*                                    Chairman of the                       Retired Co-Chairman of
1300 Huntington Building                            Board, President                      Ernst & Young, April
925 Euclid Avenue                                   and Trustee                           1984-September 1993;
Cleveland, OH  44115                                                                      Director, Cold Metal
Age 62                                                                                    Products, Inc., since
                                                                                          March 1994; Director,
                                                                                          Zurn Industries, Inc.,
                                                                                          (plumbing products and
                                                                                          engineering and
                                                                                          construction services)
                                                                                          since June 1995.

                                                                                          PRINCIPAL OCCUPATION
                                                    POSITION WITH                         DURING PAST 5 YEARS
NAME AND ADDRESS                                      THE TRUST                           AND OTHER AFFILIATIONS
----------------                                    -------------                         ----------------------

Thomas R. Benua, Jr.                                Trustee                               Chairman, EBCO
564 Hackberry Drive                                                                       Manufacturing Company
Westerville, OH  43081                                                                    and Subsidiaries
Age 51                                                                                    (manufacture, sale and
                                                                                          financing of water coolers
                                                                                          and dehumidifiers), since
                                                                                          January 1996 and
                                                                                          President, January 1987 to
                                                                                          January 1996; Vice
                                                                                          President and Executive
                                                                                          Committee Member of Ebtech
                                                                                          Corp. (market and sell
                                                                                          bottled and point-of-use
                                                                                          water coolers), since
                                                                                          March 1991.


Leigh Carter*                                       Trustee                               Retired President and
P.O. Box 13418                                                                            Chief Operating
Akron, OH  44334                                                                          Officer, BFGoodrich
Age 70                                                                                    Company, August 1986
                                                                                          to September 1990;
                                                                                          Director, Adams Express
                                                                                          Company (closed-end
                                                                                          investment company), since
                                                                                          April 1982; Director,
                                                                                          Lamson & Sessions Co.
                                                                                          (producer of electrical
                                                                                          supplies for construction,
                                                                                          consumer power and
                                                                                          communications industry),
                                                                                          since April 1991;
                                                                                          Director, Petroleum &
                                                                                          Resources Corp., since
                                                                                          April 1987; Director,
                                                                                          Morrison Products
                                                                                          (manufacturer of blower
                                                                                          fans and air moving
                                                                                          equipment), since April
                                                                                          1983.


                                                                                          PRINCIPAL OCCUPATION
                                                    POSITION WITH                         DURING PAST 5 YEARS
NAME AND ADDRESS                                      THE TRUST                           AND OTHER AFFILIATIONS
----------------                                    -------------                         ----------------------

John F. Durkott                                     Trustee                               President and Chief
8600 Allisonville Road                                                                    Operating Officer,
Indianapolis, IN  46250                                                                   Kittle's Home
Age 51                                                                                    Furnishings Center,
                                                                                          Inc., since January 1982;
                                                                                          partner, Kittles
                                                                                          Bloomington Property
                                                                                          Company, since January
                                                                                          1981; partner, KK&D
                                                                                          (Affiliated Real Estate
                                                                                          Companies of Kittle's Home
                                                                                          Furnishings Center), since
                                                                                          January 1989.


Richard W. Furst, Dean                              Trustee                               Professor of Finance
600 Autumn Lane                                                                           and Dean, Carol Martin
Lexington, KY 40502                                                                       Gatton College of
Age 57                                                                                    Business and
                                                                                          Economics, University of
                                                                                          Kentucky, since 1981;
                                                                                          Director, the Seed
                                                                                          Corporation (investment
                                                                                          group), since 1990;
                                                                                          Director, Foam Design,
                                                                                          Inc. (manufacturer of
                                                                                          industrial and commercial
                                                                                          foam products), since
                                                                                          1993; Director, Studio
                                                                                          Plus Hotels, Inc., since
                                                                                          1994.


J. William Pullen                                   Trustee                               President and Chief
Whayne Supply Company                                                                     Executive Officer,
1400 Cecil Avenue                                                                         Whayne Supply Co.
P.O. Box 35900                                                                            (engine and heavy
Louisville, KY 40232-5900                                                                 equipment
Age 57                                                                                    distribution), since
                                                                                          1986; President and Chief
                                                                                          Executive Officer,
                                                                                          American Contractors
                                                                                          Rentals & Sales (rental
                                                                                          subsidiary of Whayne
                                                                                          Supply Co.), since 1988.

                                                                                          PRINCIPAL OCCUPATION
                                                    POSITION WITH                         DURING PAST 5 YEARS
NAME AND ADDRESS                                      THE TRUST                           AND OTHER AFFILIATIONS
----------------                                    -------------                         ----------------------

Richard B. Tullis                                   Trustee                               Chairman Emeritus,
5150 Three Village Drive                                                                  Harris Corporation
Lyndhurst, OH 44124                                                                       (electronic
Age 82                                                                                    communication and
                                                                                          information processing
                                                                                          equipment), since October
                                                                                          1985; Director, NACCO
                                                                                          Materials Handling Group,
                                                                                          Inc. (manufacturer of
                                                                                          industrial fork lift
                                                                                          trucks), since 1984;
                                                                                          Director, Hamilton
                                                                                          Beach/Proctor-Silex, Inc.
                                                                                          (manufacturer of household
                                                                                          appliances), since 1990;
                                                                                          Director, Waste-Quip, Inc.
                                                                                          (waste handling
                                                                                          equipment), since 1989.

W. Bruce McConnel, III                              Secretary                             Partner of law firm
Philadelphia National                                                                     Drinker Biddle &
  Bank Building                                                                           Reath,
1345 Chestnut Street                                                                      Philadelphia,
Suite 1100                                                                                Pennsylvania
Philadelphia, PA 19107
Age 54

Neal J. Andrews                                     Treasurer                             Vice President and
PFPC, Inc.                                                                                Director of Investment
400 Bellevue Parkway                                                                      Accounting, PFPC,
Wilmington, DE  19809                                                                     Inc., since 1992,
Age 31                                                                                    prior thereto, Senior
                                                                                          Auditor, Price
                                                                                          Waterhouse.

--------------------

* Messrs. Neary and Carter are considered by the Trust to be "interested persons" of the Trust as defined in the 1940 Act.

                  Each trustee receives an annual fee of $7,500 plus $2,500 for each Board meeting attended and reimbursement of expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $2,500 per annum for services in such capacity. For the year ended May 31, 1996, the Trust's trustees and officers as a group received aggregate fees of $69,875. The trustees and officers of the Trust own less than 1% of the shares of the Trust.

                  The following table summarizes the compensation for each of the Trustees of the Trust for the fiscal year ended May 31, 1996:

                                                                Pension or
                                                                Retirement
                                                             Benefits Accrued                                     Total
                                           Aggregate            as Part of               Estimated         Compensation
              Name of                    Compensation           the Trust's          Approval Benefits          from the
         Person, Position               from the Trust           Expenses             Upon Retirement             Trust
         ----------------               --------------           --------             ---------------             -----

Richard B. Tullis, Chairman,                $13,000                 $0                      $0                   $13,000
President and Trustee

Thomas R. Benua, Jr.,                       $11,375                 $0                      $0                   $11,375
Trustee

Leigh Carter, Trustee                       $11,375                 $0                      $0                   $11,375

John F. Durkott, Trustee                    $11,375                 $0                      $0                   $11,375

Richard W. Furst, Trustee                   $11,375                 $0                      $0                   $11,375

J. William Pullen, Trustee                  $11,375                 $0                      $0                   $11,375

Robert D. Neary, Trustee                       $  0                 $0                      $0                       $ 0


SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------

                  Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                  The Declaration of Trust states further that no trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of the Trust; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or the Trust shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expense, reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the trustees, have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he been a trustee.

                ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
                     SERVICES AND TRANSFER AGENCY AGREEMENTS
                -------------------------------------------------

ADVISORY AGREEMENT
------------------

                  As described in the Prospectus, National City serves as investment adviser to the Foreign Equity Fund. The adviser is an affiliate of National City Corporation, a bank holding company with $51 billion in assets, and headquarters in Cleveland, Ohio and nearly 900 branch offices in three states. Through its subsidiaries, National City Corporation has been managing investments for individuals, pension and profit-sharing plans and other institutional investors for over 75 years and currently manages over $38 billion in assets. From time to time, the adviser may voluntarily waive fees or reimburse the Trust for expenses.

                  The Advisory Agreement provides that the adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the adviser has undertaken in the Advisory Agreement to maintain its policy and practice of conducting its Trust Department independently of its Commercial Department.

                  The Advisory Agreement relating to the Fund was approved by its sole shareholder prior to the Fund's commencement of investment operations. Unless sooner terminated, the Advisory Agreement will continue in effect with respect to the Fund until September 30, 1997 and from year to year thereafter, subject to annual approval by the Trust's Board of Trustees, or by a vote of a majority of the outstanding shares of the Fund (as defined in the Fund's Prospectus) and a majority of the trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated by the Trust or the adviser on 60 days written notice, and will terminate immediately in the event of its assignment.

AUTHORITY TO ACT AS INVESTMENT ADVISER
--------------------------------------

                  Banking laws and regulations, including the Glass-Steagall
Act as presently interpreted by the Board of Governors of the Federal Reserve System, (a) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a bank holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company. The adviser believes that it may perform the services for the Fund contemplated by its Advisory Agreement with the Trust as described in such agreement without violation of applicable banking laws or regulations. However, there are no controlling judicial precedents and future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of present requirements, could prevent the adviser from continuing to perform services for the Trust. If the adviser were prohibited from providing services to the Fund, the Board of Trustees would consider selecting another qualified firm. Any new investment advisory agreement would be subject to shareholder approval.

                  Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of the adviser, or its affiliated and correspondent banks in connection with shareholder purchases of Fund shares, the adviser and its affiliated and correspondent banks might be required to alter materially or discontinue the services offered by them to shareholders. It is not anticipated, however, that any resulting change in the Trust's method of operations would affect its net asset value per share or result in financial losses to any shareholder.

                  If current restrictions preventing a bank or its affiliates from legally sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the adviser, or an affiliate of the adviser, would consider the possibility of offering to perform additional services for the Trust. Legislation modifying such restrictions has been proposed in past sessions in Congress. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which the adviser, or such an affiliate, might offer to provide such services.

ADMINISTRATION AND ACCOUNTING SERVICE AGREEMENT
-----------------------------------------------

                  PFPC serves as the administrator and accounting agent to the Trust. The services provided as administrator and accounting agent and current fees are described in the Prospectus.

DISTRIBUTION PLAN AND RELATED AGREEMENT
---------------------------------------

                  The Distributor acts as distributor of the Fund's shares pursuant to its Distribution Agreement with the Trust as described in the Prospectus. Shares are sold on a continuous basis.

                  Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a Distribution Plan (the "Plan") which permits the Trust to bear certain expenses in connection with the distribution of its shares. As required by Rule 12b-1, the Trust's 12b-1 Plan and related distribution agreement have been approved, and are subject to annual approval by, a majority of the Trust's Board of Trustees, and by a majority of the trustees who are not interested persons of the Trust and have no direct or indirect interest in the operation of the Plan or any agreement relating to the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan and related agreement. In compliance with the Rule, the trustees requested and evaluated information they thought necessary to an informed determination of whether the Plan and related agreement should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan and related agreement will benefit the Trust and its shareholders.

                  Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by a fund (in the Trust's case, the Distributor) provide for the trustees' review of quarterly reports on the amounts expended and the purposes for the expenditures.

                  Any change in the Plan that would materially increase the distribution expenses of the Fund requires approval by its shareholders, but otherwise, the Plan may be amended by the trustees, including a majority of the disinterested trustees who do not have any direct or indirect financial interest in the Plan or related agreement. The Plan and related agreement may be terminated as to the Fund by a vote of the Trust's disinterested trustees or by vote of the shareholders of the Fund, on not more than 60 days written notice. The selection and nomination of disinterested trustees has been committed to the discretion of such disinterested trustees as required by the Rule.

                  The Trust's Plan provides that each fund will compensate the Distributor for distribution expenses in an amount not to exceed .10% of the fund's average net assets. Distribution expenses payable by the Distributor pursuant to the Plan include direct and indirect costs and expenses incurred in connection with advertising and marketing a fund's shares, and direct and indirect costs and expenses of preparing, printing and distributing its prospectuses to other than current shareholders. The Plan provides that the Trust will pay the Distributor an annual base fee of $1,250,000 plus incentive fees based upon asset growth payable monthly and accrued daily by all of the Trust's investment funds with respect to which the Distributor is distributing shares.

                  The Plan has been approved, and will continue in effect for successive one year periods provided that such continuance is specifically approved by (1) the vote of a majority of the trustees who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan and (2) the vote of a majority of the entire Board of Trustees.

CUSTODIAN SERVICES AND TRANSFER AGENCY AGREEMENTS
-------------------------------------------------

                  National City Bank serves as the Trust's custodian with respect to the Fund. Under its Custodian Services Agreement, National City Bank has agreed to: (i) maintain a separate account or accounts in the name of the Fund; (ii) hold and disburse portfolio securities on account of the Fund; (iii) collect and make disbursements of money on behalf of the Fund; (iv) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (v) respond to correspondence by security brokers and others relating to its duties; and (vi) make periodic reports to the Board of Trustees concerning the Fund's operations. National City Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that it shall remain responsible for the performance of all of its duties under the Custodian Services Agreement and shall hold the Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian. The Fund reimburses National City Bank for its direct and indirect costs and expenses incurred in rendering custodial services, except that the costs and expenses borne by the Fund in any year may not exceed $.225 for each $1,000 of average gross assets of the Fund.

                  State Street Bank and Trust Company (the "Transfer Agent") serves as the Trust's transfer agent and dividend disbursing agent with respect to the Fund. Under its Transfer Agency Agreement, it has agreed to: (i) issue and redeem shares of the Fund; (ii) transmit all communications by the Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning the Fund's operations. The Transfer Agent sends each shareholder of record a statement (not less frequently than quarterly) showing the total number of shares owned as of the last business day of the month (as well as the dividends paid during the current month and year), and provides each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder's account with the Fund.

                            SHAREHOLDER SERVICES PLAN
                            -------------------------

                  As stated in the Prospectus, the Trust has implemented the Services Plan with respect to Retail shares in the Fund. Pursuant to the Services Plan, the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of Retail shares in consideration for the payment of up to .25% (on an annualized basis) of the net asset value of such shares. Such services may include: (i) aggregating and processing purchase and redemption requests from customers; (ii) providing customers with a service that invests the assets of their accounts in Retail shares; (iii) processing dividend payments from the Funds; (iv) providing information periodically to customers showing their position in Retail shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed with respect to Retail shares beneficially owned by customers; (vii) forwarding shareholder communications; and (viii) other similar services requested by the Trust. Agreements between the Trust and financial institutions will be terminable at any time by the Trust without penalty.

                             PORTFOLIO TRANSACTIONS
                             ----------------------

                  Pursuant to its Advisory Agreement with the Trust, National City is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Fund. The adviser purchases portfolio securities either directly from the issuer or from an underwriter or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.

                  While the adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the adviser may receive orders for transactions by the Fund. Information so received is in addition to and not in lieu of services required to be performed by the adviser and does not reduce the fees payable to the adviser by the Fund. Such information may be useful to the adviser in serving both the Trust and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the adviser in carrying out its obligations to the Trust.

                  Portfolio securities will not be purchased from or sold to the Fund's adviser, the Distributor, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not give preference to its adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

                  While serving as adviser to the Fund, National City has agreed to maintain its policy and practice of conducting its Trust Department independently of its Commercial Department. In making investment recommendations for the Trust, Trust Department personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Trust's account are customers of the Commercial Department. In dealing with commercial customers, the Commercial Department will not inquire or take into consideration whether securities of those customers are held by the Trust.

                  Investment decisions for the Fund are made independently from those for the other Funds and for other investment companies and accounts advised or managed by the adviser. Such other Funds, investment companies and accounts may also invest in the same securities as such Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the adviser believes to be equitable to the Fund and such other investment company or account.

In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

                                    AUDITORS
                                    --------

                  Ernst & Young LLP, independent auditors, with offices at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, serve as independent auditors of the Trust.

                                     COUNSEL
                                     -------

                  Drinker Biddle & Reath (of which Mr. McConnel, Secretary of the Trust, is a partner), with offices at 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, are counsel to the Trust and will pass upon certain legal matters for the Trust.

                             PERFORMANCE INFORMATION
                             -----------------------

                  The Fund computes its "average annual total return" by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                           ERV  to the 1/n power
                                    T = [(-----) - 1]
                                            P

         Where:            T =      average annual total return

                         ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period

                           P =      hypothetical initial payment of $1,000

                           n = period covered by the computation, expressed in terms of years

                  The Fund computes its aggregate total returns by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                       ERV
                                  T = (---) - 1
                                        P

                  The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to the Fund's mean (or median) account size for any fees that vary with the size of the account. The maximum sales load and other charges deducted from payments are deducted from the initial $1,000 payment (variable "P" in the formula). The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the measuring period covered by the computation.

                  The Fund may also from time to time include in Materials a total return figure that is not calculated according to the formulas set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, the Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Fund does not, for these purposes, deduct from the initial value invested any amount representing sales charges. The Fund will, however, disclose the maximum sales charge and will also disclose that the performance data do not reflect sales charges and that inclusion of sale charges would reduce the performance quoted.

                  The Fund may also from time to time include discussions or illustrations of the effects of compounding in Materials. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

                  In addition, the Fund may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of the Fund, high-quality investments, economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Fund and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of the Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                                  MISCELLANEOUS
                                  -------------

                  The Fund bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations. All organization expenses are being amortized on the straight-line method over a period of five years from the date of commencement of operations.

                  As used in the Prospectus, "assets belonging to the Fund" means the consideration received by the Trust upon the issuance of shares in that particular Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular Fund. In determining the Fund's net asset value, assets belonging to the Fund are charged with the liabilities in respect of that Fund.

                                   APPENDIX A
                                   ----------

                             DESCRIPTION OF RATINGS

Corporate Long-Term Debt
------------------------

                  The following summarizes the four highest rating categories used by Standard & Poor's Ratings Group ("S&P") for corporate debt:

                  "AAA" - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                  "AA" - Debt rated "AA" is considered to have a very strong capacity to pay interest and repay principal and differs from "AAA" issues only to a small degree.

                  "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  The following summarizes the four highest rating categories used by Moody's Investors Service, Inc. ("Moody's) for corporate debt:

                  "Aaa" - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" through "Baa" in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks at the lower end of its generic rating category.

                  The following summarizes the four highest rating categories used by Duff & Phelps Credit Rating Co. ("Duff & Phelps") for corporate debt:

                  "AAA" - Bonds that are rated "AAA" are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Bonds that are rated "AA" are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  To provide more detailed indications of credit quality, the "AA," "A" and "BBB" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the four highest rating categories used by Fitch Investors Service, Inc. ("Fitch") for corporate bonds:

                  "AAA" - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  The following summarizes the four highest rating categories used by IBCA Inc. ("IBCA") for bonds:

                  "AAA" - Bonds rated "AAA" are considered to have an extremely strong capacity for repayment of debt obligations.

                  "AA" - Bonds rated "AA" are considered to have a very strong capacity for timely repayment of debt, although margins of protection may not be as large as for "AAA" issues, or protection elements may be subject to greater fluctuation.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

                  IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

Commercial Paper Ratings
------------------------

                  A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the highest rating category used by S&P for commercial paper:

                  "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the highest rating category used by Moody's for commercial paper:

                  "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Principal repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

                  The following summarizes the highest rating category used by Duff & Phelps for commercial paper:

                  "Duff 1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "Duff 1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "Duff 1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  The following summarizes the highest rating category used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

                  "F-1+" - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+."

                  IBCA uses the following highest rating category for short term notes including commercial paper:

                  "A1+" - These issues display the very highest quality borrowing characteristics and are of undoubted or prime creditworthiness.

                  "A1" - These issues display very strong borrowing characteristics.

                                   APPENDIX B

                  As stated in the Prospectus, the Foreign Equity Fund (the "Fund") may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

I.  Index Futures Contracts
    -----------------------

                  GENERAL. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's Ratings Group 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes or indexes based on an industry or market segment, such as oil and gas stocks.

                  Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

                  The Fund may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its Fund as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

                  In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its Fund holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the Fund will decline prior to the time of sale.

II.  Margin Payments
     ---------------

                  Unlike purchases or sales of portfolio securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

III.  Risks of Transactions in Futures Contracts
      ------------------------------------------

                  There are several risks in connection with the use of futures by the Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the advisers. It is also possible that, where the Fund has sold futures to hedge its Fund against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

                  When futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

                  In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

                  Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund will continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

                  Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

                  Successful use of futures by the Fund is also subject to the advisers ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

IV.  Options on Futures Contracts
     ----------------------------

                  The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

                  Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

V.  Other Matters
    -------------

                  Accounting for futures contracts will be in accordance with generally accepted accounting principles. The Fund intends to comply with the regulations of the Commodity Futures Trading Commission exempting it from registration as a "commodity pool operator." The Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to such regulations.

                                  ARMADA FUNDS

--------------------------------------------------------------------------------

Oaks, Pennsylvania 19456           If you purchased your shares
                                   through NatCity Investments, Inc., please call your Investment Consultant for information.

                                   For current performance, Fund information, account redemption information, and to purchase shares, please call 1-800-622-FUND
                                   (3863).

         This Prospectus describes the Equity Index Fund (the "Fund") of Armada Funds (the "Trust"):

         EQUITY INDEX FUND'S investment objective is to seek investment results that, before Fund expenses, approximate the aggregate price and dividend performance of the securities included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") by investing in securities comprising the S&P 500.

         The net asset value per share of the Fund will fluctuate as the value of its investment portfolio changes in response to changing market prices and other factors.

         National City Bank ("National City") serves as investment adviser to the Fund (the "adviser").

         SEI Financial Services Company (the "Distributor"), serves as the Trust's sponsor and distributor. The Fund pays a fee to the Distributor for distributing its shares. See "Distribution Agreement."

         This Prospectus sets forth concisely the information about the Fund that a prospective investor should consider before investing. Investors should carefully read this Prospectus and retain it for future reference. Additional information about the Fund, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission ("SEC") and is available upon request without charge by contacting the Trust at its telephone number or address shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

         SHARES OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, NATIONAL CITY BANK, ITS PARENT COMPANY OR ANY OF ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY GOVERNMENTAL AGENCY OR STATE. INVESTMENT IN THE TRUST INVOLVES RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            ___________________, 1997

                                  EXPENSE TABLE


                                              EQUITY               EQUITY
                                              INDEX                INDEX
                                              RETAIL               INSTITUTIONAL
                                              SHARES(1,2)          SHARES(2)
                                              -----------          -------------

SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases                     3.75%                None
 Transaction Fee Imposed
   on Purchases and
   Redemptions(3)                             0.75%                0.75%
   Sales Charge Imposed
     on Reinvested Dividends                  None                 None
   Deferred Sales Charge                      None                 None
   Redemption Fee                             None                 None
   Exchange Fee                               None                 None
 ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net
     assets)
   Management Fees                            0.00                 0.00
                                              ----                 ----
   12b-1 Fees(4) (after fee
     waivers)                                 0.06%                0.06%
                                              ----                 ----
   Other Expenses(5) (after fee
   waivers)                                   0.42%                0.17%
                                              ----                 ----
     TOTAL FUND OPERATING
      EXPENSES5 (after fee
     waivers)                                 0.48%                0.23%
                                              ====                 ====
---------------------------

1 The Trust has implemented a Shareholder Services Plan (the "Services Plan") with respect to Retail shares in the Fund. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Retail shares in consideration for the payment of up to .25% (on an annualized basis) of the net asset value of such shares. For further information concerning the Services Plan, see "Shareholder Services Plan."

2 As of the date of this Prospectus, the Fund had not commenced investment operations, and therefore, the expenses for this Fund are estimates only.

3 To prevent the Fund from being adversely affected by the transaction costs associated with share purchases and redemptions, the Fund will sell and redeem shares at a price equal to the net asset value of the shares plus an additional transaction fee equal to 0.75% of such value. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. This fee will not apply to reinvested dividends and capital gains.

4 The Fund has in effect a 12b-1 Plan pursuant to which it may bear fees in an amount of up to .10% of average daily net assets. As a result of the payment of sales charges and 12b-1 and certain other related fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"). The NASD has adopted rules which generally limit the aggregate sales charges and payments under the Trust's Service and Distribution Plan ("Distribution Plan") and Services Plan to a certain percentage of total new gross share sales, plus interest. The Trust would stop accruing 12b-1 and related fees if, to the extent, and for as long as, such limit would otherwise be exceeded.

5 Without fee waivers by the Adviser and Administrator, Other Expenses and Total Fund Operating Expenses would be 0.27% and 0.68% for the Institutional shares and 0.52% and 0.93% for the Retail shares of the Fund. Additionally, if the maximum distribution fee permitted under the 12b-1 Plan were imposed, Total Fund Operating Expenses would be 0.72% and 0.97% for the Institutional and Retail shares, respectively. For the current fiscal year, the adviser will voluntarily waive fees in the amount of .35% of the average daily net assets of the Fund.

----------------------

For example, you would pay the following expenses on a hypothetical $1,000 investment, assuming: (1) a 5% annual return (a hypothetical return required by SEC regulations); and (2) the redemption of your investment at the end of the following time periods (including the .75% transaction fee on redemptions); and,
(3) the imposition of the maximum sales charge and .75% transaction fee at the beginning of the period:

                                       1 YEAR              3 YEARS
                                       ------              -------

Retail Shares                          $57                 $68
Institutional Shares                   $18                 $23

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

                  The purpose of this Expense Table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For more complete descriptions of these costs and expenses, see "Management of the Trust" and "Distribution Agreement" in this Prospectus. Any fees that are charged by affiliates of the adviser or other institutions directly to their customer accounts for services related to investments in Retail shares of the Fund are in addition to and not reflected in the fees and expenses described above.

                                  INTRODUCTION

                  The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund consists of a pool of assets with investment objectives and policies as described below under "Investment Objectives and Policies." The Fund is classified as a diversified investment fund under the 1940 Act.

                  Shares of the Fund have been classified into two separate classes -- Retail shares and Institutional shares. Retail shares and Institutional shares represent equal pro rata interests in the Fund except that, as described more fully below under "Shareholder Services Plan," the Trust has implemented the Services Plan with respect to Retail shares in the Fund. Under the Services Plan, only the beneficial owners of Retail shares bear the expenses of shareholder administrative services which are provided by financial institutions for their benefit (not to exceed .25% annually). See "Shareholder Services Plan," "Dividends and Distributions" and "Description of the Trust and Its Shares" for a description of the impact that the Services Plan may have on holders of Retail shares.

                        INVESTMENT OBJECTIVE AND POLICIES

                  The investment objective of the Fund is to seek investment results that, before Fund expenses, approximate the aggregate price and dividend performance of the securities included in the S&P 500 by investing in securities comprising the S&P 500. The Fund's investment objective and investment policies may be changed without a vote of shareholders. There can be no assurance that the Fund will achieve its objective.

                  The S&P 500 is composed of approximately 500 common stocks, most of which are listed on the New York Stock Exchange (the "NYSE"). Standard & Poor's Ratings Group ("S&P") selects the stocks for the S&P 500 on a statistical basis. As of March 31, 1997 the stocks in the S&P 500 have an average market capitalization of $11.6 billion and account for approximately 69.4% of the total market value of all U.S. common stocks. "Market capitalization" for a company is the market price per share of stock multiplied by the number of shares outstanding. The advisers believe that the S&P 500 is an appropriate benchmark for the Fund because it is diversified, it is familiar to many investors and it is widely accepted as a reference for common stock investments.

                  Under normal circumstances, the Fund will invest substantially all of its total assets in the stocks that comprise the S&P 500 in approximately the same percentages as the stocks represent in the index. The Fund may also acquire derivative instruments designed to replicate the performance of the S&P 500, such as S&P 500 stock index futures contracts or Standard & Poor's Depository Receipts. While the Fund may invest in all the approximately 500 stocks comprising the S&P 500, it may instead use a statistical sampling technique by selecting approximately 90% of the stocks listed in the index. The Fund will only purchase a security that is included in the S&P 500 at the time of such purchase. The Fund, however, is not required to buy or sell securities solely because the percentage of its assets invested in index stocks changes when the market value of its holdings increases or decreases. In addition, the Fund may omit or remove an index stock from its portfolio if the adviser believes the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. With respect to the remaining portion of its net assets, the Fund may hold temporary cash balances which may be invested in U.S. government obligations and money market investments. In extraordinary circumstances, the Fund may exclude a stock listed on the index from its holdings or include a similar stock in its place if it believes that doing so will help achieve its investment objective. The Fund also may enter into repurchase agreements, reverse repurchase agreements, and lend its portfolio securities.

                  While there can be no guarantee that the Fund's investment results will precisely match the results of the S&P 500, the advisers believe that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Fund and the S&P 500. The Fund will attempt to achieve a correlation between the performance of its asset portfolio and that of the S&P 500 of at least 95% before deduction of operating expenses. A correlation of 100% would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the index. The Fund's ability to correlate its performance with the S&P 500, however, may be affected by, among other things, changes in securities markets, the manner in which S&P calculates its index, and the timing of purchases and redemptions. The advisers monitor the correlation of the performance of the Fund in relation to the index under the supervision of the Board of Trustees. The Fund intends to actively rebalance its portfolio to achieve high correlation of performance with the S&P 500. To reduce transaction costs and minimize shareholders' current capital gains liability, the Fund's investment portfolio will not be automatically rebalanced to reflect changes in the S&P 500. In the unlikely event that a high correlation is not achieved, the Board of Trustees will take appropriate steps based on the reasons for the lower than expected correlation.

THE INDEXING APPROACH

                  The Fund is not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Under ordinary circumstances, stocks will only be eliminated from or added to the Fund to reflect additions to or deletions from the S&P 500 (including mergers or changes in the composition of the index), to raise cash to meet withdrawals, or to invest cash contributions. Accordingly, sales may result in losses that may not have been realized if the Fund were actively managed and purchases may be made that would not have been made if the Fund were actively managed. Adverse events, such as reported losses, dividend cuts or omissions, legal proceedings and defaults will not normally result in the sale of a common stock. The Fund will remain substantially fully invested in common stocks and equity derivative instruments whether stock prices are rising or falling.

                  The advisers believe that the indexing approach should involve less portfolio turnover, notwithstanding "re-indexing", and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. The costs and other expenses incurred in securities transactions, apart from any difference between the investment results of the Fund and those of the S&P 500, may cause the return of the Fund to be lower than the return of the index.

                  The inclusion of a security in the S&P 500 in no way implies an opinion by S&P as to its attractiveness as an investment. S&P is not a sponsor of, or in any way affiliated with, the Fund.

                  The common stock of National City Corporation, the parent company of the advisers, is included in the S&P 500. Like the other stocks in the S&P 500, the Fund will invest in the common stock of National City Corporation in approximately the same proportion as the percentage National City Corporation common stock represents in the S&P 500. As of March 27, 1997, National City Corporation common stock represented .18% of the index.

OTHER INVESTMENT POLICIES

         U.S. Government Obligations

                  The Fund may purchase obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the Government National Mortgage Association ("GNMA"). Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S.

Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the advisers believe that the credit risk with respect thereto is minimal.

         Futures Contracts and Related Options

                  The Fund may invest in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity by holding stock index futures in lieu of certain stocks actually listed.

                  Futures contracts obligate the Fund, at maturity, to take or make delivery of the cash value of a securities index, specifically, the S&P
500. Futures contracts and options may be used for several reasons: to simulate full investment in the underlying index while retaining a cash balance for Fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a futures contract or option is priced more attractively than the underlying equity security or index.

                  The Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

                  The Fund intends to comply with the regulations of the Commodity Futures Trading Commission ("CFTC") exempting it from registration as a "commodity pool operator." The Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to such regulations.

                  In addition, the Fund may not engage in futures contracts and options if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of its assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the percentage limitation. In connection with the Fund's position in a futures contract or option thereon, it will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.

                  The primary risks associated with the use of futures contracts and options are:

                  (a) an imperfect correlation between the change in market value of the securities held by the Fund and the price of the futures contracts and options

                  (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired

                  (c) losses greater than the amount of the principal invested as initial margin due to unanticipated market movements which are potentially unlimited

                  (d) the advisers' ability to predict correctly the direction of securities prices, interest rates and other economic factors

                  For further information, see "Investment Objectives and Policies -- Futures Contracts and Options" and Appendix B in the Statement of Additional Information.

         Short Term Obligations

                  During temporary defensive periods, the Fund may hold some short term obligations (with maturities of 18 months or less) such as domestic commercial paper, bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks, U.S. government securities, repurchase agreements and reverse repurchase agreements.

                  In the case of repurchase agreements, in which the Fund purchases securities subject to the seller's agreement to repurchase them at an agreed upon time and price, default or bankruptcy of the seller may expose a Fund to possible loss because of adverse market action or delays connected with the disposition of the underlying obligations. Further, it is uncertain whether the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities.

                  Reverse repurchase agreements, in which the Fund sells securities subject to its agreement to repurchase them, and which is considered under the 1940 Act to be a Fund borrowing, involve the risk that the market value of the securities held by a Fund may decline below the price of the securities it is obligated to repurchase.

                  For further information, see "Investment Objectives and Policies" in the Statement of Additional Information.

         Lending Portfolio Securities

                  In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or other institutional borrowers. The Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily by the Fund's adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if this is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which its adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

         Securities of Other Investment Companies

                  Subject to 1940 Act limitations, the Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by its shareholders. For further information, see "Investment Objectives and Policies" in the Statement of Additional Information.

                             INVESTMENT LIMITATIONS

                  The Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the Fund's outstanding shares (as defined under "Miscellaneous"). (Other investment limitations that also cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Fund may not:

                  1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

                  (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments

                  (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents

                  (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry

                  (d) personal credit and business credit businesses will be considered separate industries

                  2. Make loans, except that it may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

                  3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

                  4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of its total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

                  For purposes of investment limitation Nos. 1 and 4, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security.

                             PERFORMANCE INFORMATION

                  From time to time, the Trust may quote in advertisements or in reports to shareholders the Fund's total return data for its Institutional shares and Retail shares.

                  The Fund calculates its total return for each class of shares on an "average annual total return" basis for various periods from the date of commencement of investment operations and for other periods as permitted under the rules of the SEC. Average annual total return reflects the average annual percentage change in value of an investment in the class over the measuring period. Total returns for each class of shares may also be calculated on an "aggregate total return" basis for various periods. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return reflect changes in the price of the shares and assume that any dividends and capital gain distributions made by the Fund with respect to a class during the period are reinvested in shares of that class. When considering average total return figures for periods longer than one year, it is important to note that the annual total return of a class for any one year in the period might have been greater or less than the average for the entire period. The Fund may also advertise, from time to time, the total returns of one or more classes of shares on a year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

                  Investors may compare the performance of each class of shares of the Fund to the performance of other mutual funds with comparable investment objectives, to various mutual fund or market indices, such as the S&P 500, and to data or rankings prepared by independent services such as Lipper Analytical Services, Inc. or other financial or industry publications that monitor the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes,

Barron's, The Wall Street Journal, The New York Times, Business Week, U.S.A. Today, CDA/Weisenberger, The American Banker, Morningstar, Incorporated and other publications of a local, regional or financial industry nature.

                  The performance of each class of shares of the Fund is based on historical earnings and will fluctuate and is not intended to indicate future performance. The investment return and principal value of an investment in a class will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance data may not provide a basis for comparison with bank deposits and other investments which provide a fixed yield for a stated period of time. Changes in the net asset value of a class should be considered in ascertaining the total return to shareholders for a given period. Yield and total return data should also be considered in light of the risks associated with the Fund's portfolio composition, quality, maturity, operating expenses and market conditions. Any fees charged by financial institutions (as described in "How to Purchase and Redeem Shares") are not included in the computation of performance data but will reduce a shareholder's net return on an investment in the Fund.

                  Further information about the performance of the Fund is available in the annual and semi-annual reports to shareholders. Shareholders may obtain these materials from the Trust free of charge by calling 1-800-622-FUND (3863).

                                PRICING OF SHARES

                  For purposes of pricing purchases and redemption orders, the net asset value per share of the Fund is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (generally, 4:00 p.m. Eastern
Time). Net asset value per share is determined on each business day, except those holidays which the Exchange, or banks and trust companies which are affiliated with National City Corporation (the "Banks"), observe (currently New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day) ("Business Day"). Net asset value per share of a particular class in the Fund is calculated by dividing the value of all securities and other assets belonging to the Fund allocable to such class, less the liabilities charged to that class, by the number of the outstanding shares of that class.

                  The Fund's investments in securities for which market quotations are readily available are valued at their market values determined on the basis of closing sales prices, if the principal market is an exchange, or the mean between their current available bid and asked prices, for unlisted securities, or for securities traded on a national securities market. Securities and other assets for which quotations are not readily available are valued at their fair value under procedures approved by the Board of Trustees. Absent unusual circumstances, short-term investments having maturities of 60 days or less are valued on the basis of amortized cost unless the Trust's Board of Trustees determines that this does not represent fair value. The net asset value per share of each class of shares of the Fund will fluctuate as the value of its investment fund changes.

                        HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

                  Shares in the Fund are sold on a continuous basis by the Trust's sponsor and distributor. The Distributor is a registered broker/dealer with principal offices located at Oaks, Pennsylvania 19456.

                  From time to time, the Distributor, at its expense, may offer promotional incentives to dealers. As of the date of this Prospectus, the Distributor intends to offer certain promotional incentives to dealers, including trips and monetary awards, to NatCity Investments, Inc. and other affiliates of National City.

PURCHASE OF RETAIL SHARES

                  Retail shares are sold to the public ("Investors") primarily through financial institutions such as banks, brokers and dealers. Investors may purchase Retail shares directly in accordance with the procedures set forth below or through procedures established by their financial institutions in connection with the requirements of their accounts.

                  Financial institutions may charge certain account fees depending on the type of account the Investor has established with the institution. (For information on such fees, the Investor should review his agreement with the institution or contact it directly.) In addition, certain financial institutions may enter into shareholder servicing agreements with the Trust whereby a financial institution would perform various administrative support services for its customers who are the beneficial owners of Retail shares and would receive fees from the Fund for such services of up to .25% (on an annualized basis) of the average daily net asset value of such shares. See "Shareholder Services Plan." To purchase shares, Investors should call 1-800-622-FUND (3863) or visit their local NatCity Investments, Inc. office:

                  Akron 1-800-229-0295
                  Cleveland 1-800-624-6450
                  Columbus 1-800-345-0278
                  Dayton 1-800-755-8723
                  Indianapolis 1-800-826-2868
                  Louisville 1-800-727-5656
                  Pittsburgh 1-800-282-1078
                  Toledo 1-800-331-8275
                  Youngstown 1-800-742-4098

                  Shares may be purchased in conjunction with an individual retirement account ("IRA") and rollover IRAs where a designated custodian acts as custodian. Investors should contact NatCity Investments, Inc., the Distributor or their financial institutions for information as to applications and annual fees. Investors should also consult their tax advisers to determine whether the benefits of an IRA are available or appropriate.

                  The minimum investment for the initial purchase of Retail shares in each Fund is $2,500, except for purchases for an IRA or other retirement plan in which event the minimum initial investment is $500. All subsequent investments for Retail shares and IRAs are subject to a minimum investment of $250. Investments made in Retail shares through a monthly savings program described below are not subject to the minimum initial and subsequent investment requirements or any minimum account balance requirements described in "Other Redemption Information." Purchases for an IRA through the monthly savings program will be considered as contributions for the year in which the purchases are made.

                  Under a monthly savings program, Investors may add to their investment in the Retail shares of a Fund, in a consistent manner twice each month, with a minimum amount of $50 per month. Monies may be automatically withdrawn from a shareholder's checking or savings account available through an Investor's financial institution and invested in additional Retail shares at the Public Offering Price next determined after an order is received by the Trust. An Investor may apply for participation in a monthly program by completing an application obtained through a financial institution, such as banks, brokers, or dealers selling Retail shares of the Fund, or by calling 1-800-622-FUND (3863). The program may be modified or terminated by an Investor on 30 days written notice or by the Trust at any time.

                  All shareholders of record will receive confirmations of share purchases and redemptions. Financial institutions will be responsible for transmitting purchase and redemption orders to the Trust's transfer agent, State Street Bank and Trust Company (the "Transfer Agent"), on a timely basis.

                  The Trust reserves the right to reject any purchase order.

SALES CHARGES APPLICABLE TO PURCHASES OF RETAIL SHARES

                  The Public Offering Price for Retail shares of the Fund is the sum of the net asset value of the shares being purchased plus any applicable sales charge per account, which is assessed as follows:

                                  As a %             As a %         Dealers'
                                  of offering        of net         Reallowance
                                  price per          asset value    as a % of
Amount of Transaction             share              per share      offering price
---------------------             -----------        -----------    --------------

Less than $100,000                3.75               3.90           3.75

$100,000 but less
  than $250,000                   2.75               2.83           2.75

$250,000 but less
 than $500,000                    2.00               2.04           2.00

$500,000 but less
  than $1,000,000                 1.25               1.27           1.25

$1,000,000 or more                0.00               0.00           0.00


                  Under the 1933 Act, the term "underwriter" includes persons who offer or sell for an issuer in connection with the distribution of a security or have a direct or indirect participation in such undertaking, but excludes persons whose interest is limited to a commission from an underwriter or dealer not in excess of the usual and customary distributors' or sellers' commission. The Staff of the SEC has expressed the view that persons who receive 90% or more of a sales load may be deemed to be underwriters within the meaning of this definition. The Dealers' Reallowance may be changed from time to time.

                  No sales charge will be assessed on purchases of Retail shares made by:

                  (a) trustees and officers of the Trust

                  (b) directors, employees and participants in employee benefit/retirement plans (annuitants) of National City Corporation or any of its affiliates

                  (c) the spouses, children, grandchildren, and parents of individuals referred to in clauses (a) and (b) above

                  (d) qualified retirement plans purchasing shares through NatCity Investments, Inc.

                  (e) individuals investing in the Fund by way of a direct transfer or a rollover from a qualified plan distribution and subsequent transactions into the same account where affiliates of National City Corporation are serving as a trustee or agent

                  (f) investors purchasing Fund shares through a payroll deduction plan

                  (g) individuals investing in the Fund by way of an asset allocation program sponsored by financial institutions, although certain account level fees may apply

REDUCED SALES CHARGES APPLICABLE TO PURCHASES OF RETAIL SHARES

                  The applicable sales charge may be reduced on purchases of Retail shares of the Fund made under the Right of Accumulation or Letter of Intent, as described below. To qualify for a reduced sales charge, Investors must so notify their financial institutions or the Trust directly by calling 1-800-622-FUND (3863) at the time of purchase. Reduced sales charges may be modified or terminated at any time and are subject to confirmation of an Investor's holdings.

                  Right of Accumulation.

                  Investors may use their aggregate investments in Retail shares in determining the applicable sales charge. An Investor's aggregate investment in Retail shares is the total value (based on the higher of current net asset value or any Public Offering Price originally paid) of

                  (a) current purchases

                  (b) Retail shares that are already beneficially owned by the Investor for which a sales charge has been paid

                  (c) Retail shares that are already beneficially owned by the Investor which were purchased prior to July 22, 1990

                  (d) Retail shares purchased by dividends or capital gains that are reinvested

                  If, for example, an Investor beneficially owns Retail shares of the Fund with an aggregate current value of $90,000 and subsequently purchases Retail shares of the Fund having a current value of $10,000, the sales charge applicable to the subsequent purchase would be reduced to 2.75% of the Public Offering Price.

                  Letter of Intent.

                  An Investor may qualify for a reduced sales charge immediately upon signing a nonbinding Letter of Intent stating the Investor's intention to invest during the next 13 months a specified amount which, if made at one time, would qualify for a reduced sales charge. The Letter of Intent option is included on the account application which may be obtained from the Investor's financial institution or directly from the Trust by calling 1-800-622-FUND
(3863). If an Investor so elects, the 13-month period may begin up to 30 days prior to the Investor's signing the Letter of Intent. The initial investment under the Letter of Intent must be equal to at least 4.0% of the amount indicated in the Letter of Intent. During the term of a Letter of Intent, the Transfer Agent will hold Retail shares representing 4.0% of the amount indicated in the Letter of Intent in escrow for payment of a higher sales charge if the entire amount is not purchased. Upon completing the purchase of the entire amount indicated in the Letter of Intent, the escrowed shares will be released. If the entire amount is not purchased within the 13-month period or is redeemed within one year from the time of fulfillment, the Investor will be required to pay an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge the Investor would have had to pay on the aggregate purchases if the total of such purchases had been made at a single time.

PURCHASE OF INSTITUTIONAL SHARES

                  Institutional shares are sold primarily to Banks and NAM customers ("Customers") that are large institutions. Institutional shares are sold without a sales charge imposed by the Trust or the Distributor. However, depending on the terms governing the particular account, the Banks or NAM may impose account charges such as account maintenance fees, compensating balance requirements or other charges based upon account transactions, assets or income which will have the effect of reducing the shareholder's net return on his investment in the Fund. There is no minimum investment.

                  It is the responsibility of the Banks and NAM to transmit their Customers' purchase orders to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. Institutional shares will normally be held of record by the Banks or NAM. Confirmations of share purchases and redemptions will be sent to the Banks and NAM. Beneficial ownership of Institutional shares will be recorded by the Banks or NAM and reflected in the account statements provided by them to their Customers.

                  The Trust reserves the right to reject any purchase order.

EFFECTIVE TIME OF PURCHASES

                  Purchase orders for shares of the Fund which are received by the Transfer Agent prior to 4:00 p.m. (Eastern Time) on any Business Day are priced according to the net asset value per share determined on that day plus any applicable sales charge (the "Public Offering Price"). Immediately available funds must be received by the Trust's custodian prior to 2:00 p.m. (Eastern
Time) on the third Business Day following the receipt of such order, at which time the order will be executed. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Bank or financial institution placing the order. Purchase orders for which payment has not been received or accepted will be returned after prompt inquiry to the sending Bank or institution.

REDEMPTION OF RETAIL SHARES

                  Redemption orders must be placed in writing or by telephone to the same financial institution that placed the original purchase order. It is the responsibility of the financial institutions to transmit redemption orders to the Transfer Agent. Investors who purchased shares directly from the Trust may redeem shares in any amount by calling 1-800-622-FUND (3863). Redemption proceeds are paid by check or credited to the Investor's account with his financial institution.

REDEMPTION OF INSTITUTIONAL SHARES

                  Customers may redeem all or part of their Institutional shares in accordance with instructions and limitations pertaining to their accounts at the Banks. It is the responsibility of the Banks to transmit redemption orders to the Transfer Agent and credit their Customers' accounts with the redemption proceeds on a timely basis. Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Transfer Agent. No charge for wiring redemption payments is imposed by the Trust, although Banks may charge their Customers' accounts for services. Information relating to such services and charges, if any, is available from the Banks.

                  If a Customer has agreed with a particular Bank to maintain a minimum balance in his account at the Bank and the balance in such account falls below that minimum, the Customer may be obliged to redeem all or part of his Institutional shares to the extent necessary to maintain the required minimum balance. Customers who have instructed that automatic purchases and redemptions be made for their accounts receive monthly confirmations of share transactions.

WRITTEN REDEMPTION PROCEDURES

                  A shareholder of record may redeem shares in any amount by sending a written request to Armada Funds, P.O. Box 8421, Boston, Massachusetts 02266-8421. Redemption requests must be signed by each shareholder, including each joint owner on redemption requests for joint accounts, in the exact manner as the Fund account is registered, and must state the number of shares or the amount to be redeemed and identify the shareholder account number and tax identification number. For a redemption amount of $10,000 or more, each signature on the written request must be guaranteed by a commercial bank or trust company which is a member of the Federal Reserve System or FDIC, a member firm of a national securities exchange or a savings and loan association. A signature guaranteed by a savings bank or notarized by a notary public is not acceptable. For a redemption amount less than $10,000, no signature guarantee is needed. The Trust may require additional supporting documents for redemptions made by corporations, fiduciaries, executors, administrators, trustees, guardians and institutional investors.

TELEPHONE REDEMPTION PROCEDURES

                  A shareholder of record may redeem shares in any amount by calling 1-800-622-FUND (3863) provided the appropriate election was made on the shareholder's account application.

                  During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, shareholders should mail their redemption requests to their financial institutions or Armada Funds at the address shown above. Neither the Trust nor its Transfer Agent will be responsible for the authenticity of instructions received by telephone that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Trust and its Transfer Agent will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number and recent transactions in the account). To the extent that the Trust and its Transfer Agent fail to use reasonable procedures to verify the genuineness of telephone instructions, they may be liable for such instructions that prove to be fraudulent and unauthorized. In all other cases, shareholders will bear the risk of loss for fraudulent telephone transactions. The Trust reserves the right to refuse a telephone redemption if it believes it is advisable to do so. Procedures for redeeming Retail shares by telephone may be modified or terminated at any time by the Trust or the Transfer Agent.

OPTION TO MAKE SYSTEMATIC WITHDRAWALS

                  The Trust has available a Systematic Withdrawal Plan (the "Plan") for a shareholder who owns shares of any fund of the Trust held on the Transfer Agent's system. The Plan allows the shareholder to have a fixed minimum sum of $250 distributed at regular intervals. The shareholder's account must have a minimum value of $5,000 to be eligible for the Plan. Additional information regarding this service may be obtained from an Investor's financial institution or the Transfer Agent at 1-800- 622-FUND (3863).

OTHER REDEMPTION INFORMATION

                  Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem, at net asset value, any account maintained by a shareholder that has a value of less than $1,000 due to redemptions where the shareholder does not increase the amount in the account to at least $1,000 upon 60 days' notice.

                  If any portion of the shares to be redeemed represents an investment made by personal check, the Trust reserves the right to delay payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected, which could take up to 15 calendar days from the date of purchase. A shareholder who anticipates the need for more immediate access to his investment should purchase shares by federal funds, bank wire, certified or cashier's check. Financial institutions normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and federal funds.

                  Payment to shareholders for shares redeemed will be made within seven days after receipt of the request for redemption or such shorter time period as may be required by the Securities Exchange Act of 1934.

EXCHANGE PRIVILEGE APPLICABLE TO RETAIL SHARES

                  The Trust offers an exchange program whereby Investors who have paid a sales charge to purchase Retail shares of the Fund or another investment portfolio of the Trust (each a "load Fund") may exchange those Retail shares for Retail shares of another load Fund offered by the Trust, or another investment fund offered by the Trust without the imposition of a sales charge (each a "no load Fund") at the net asset value per share on the date of exchange, provided that such other Retail shares may be legally sold in the state of the shareholder's residence. As a result, no additional sales charge will be incurred with respect to such an exchange.

                  Shareholders may also exchange Retail shares of a no load Fund for Retail shares of another no load Fund at the net asset value per share without payment of a sales charge.

                  In addition, shareholders of a no load Fund may exchange Retail shares for Retail shares of a load Fund subject to payment of the applicable sales charge. However, shareholders exchanging Retail shares of a no load Fund which were received in a previous exchange transaction involving Retail shares of a load Fund will not be required to pay an additional sales charge upon notification of the reinvestment of the equivalent amount into the Retail shares of a load Fund.

                  Shareholders contemplating an exchange should carefully review the Prospectus of the fund into which the exchange is being considered. An Armada Funds Prospectus may be obtained from NatCity Investments, Inc., an Investor's financial institution, or by calling 1-800-622-FUND (3863).

                  Any Retail shares exchanged must have a value at least equal to the minimum initial investment required by the particular investment fund into which the exchange is being made. Investors should make their exchange requests in writing or by telephone to the financial institutions through which they purchased their original Retail shares. It is the responsibility of financial institutions to transmit exchange requests to the Transfer Agent. Investors who purchased shares directly from the Trust should transmit exchange requests directly to the Transfer Agent. Exchange requests received by the Transfer Agent prior to 4:00 p.m. (Eastern Time) will be processed as of the close of business on the day of receipt; requests received by the Transfer Agent after 4:00 p.m. (Eastern Time) will be processed on the next Business Day. The Trust reserves the right to reject any exchange request. During periods of unusual economic or market changes, telephone exchanges may be difficult to implement. In such event, an Investor should mail the exchange request to his financial institution, and an Investor who directly purchased shares from the Trust should mail the exchange request to the Transfer Agent. The exchange privilege may be modified or terminated at any time upon 60 days notice to shareholders.

SYSTEMATIC EXCHANGE PROGRAM APPLICABLE TO RETAIL SHARES

                  Shares of a Fund may also be purchased through automatic monthly deductions from a shareholder's account from any Armada money market fund. Under a systematic exchange program, a shareholder enters an agreement to purchase shares of one or more specified funds over a specified period of time, and initially purchases shares of one Armada money market fund in an amount equal to the total amount of the investment. On a monthly basis, a specified dollar amount of shares of the Armada money market fund is exchanged for shares of the Funds specified.

                  The systematic exchange program of investing a fixed dollar amount at regular intervals over time has the effect of reducing the average cost per share of the Funds. This effect also can be achieved through the systematic investment program described previously in this prospectus. Because purchases of Retail Shares are subject to an initial sales charge, it may be beneficial for an investor to execute a Letter of Intent in connection with the systematic exchange program. A shareholder may apply for participation in this program through his or her financial institution or by calling 1-800-622-FUND
(3863).

ADDITIONAL TRANSACTION FEE IMPOSED ON SHARE PURCHASES AND REDEMPTIONS

                  The Fund requires the payment of an additional transaction fee on purchases and redemptions of shares of the Fund equal to 0.75% of the dollar amount invested. The additional transaction fee is paid to the Fund, not to the adviser, distributor or transfer agent. It is not a sales charge. The fee applies to initial investments in the Fund, all subsequent purchases (including purchases made by exchange from the other Funds of the Trust) and redemptions from the Fund, but not to reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with new purchases or redemptions to investors making those purchases or redemptions, thus protecting existing shareholders. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the increase in market prices which may result when the Fund purchases or sells certain securities; and (3) the effect of the "bid-ask" spread in the over-the-counter market. The 0.75% amount represents the Fund's estimate of the brokerage and other transaction costs which may be incurred by the Fund in acquiring or disposing of stocks in which the Fund may invest. Without the additional transaction fee, the Fund would generally be selling its shares at a price less than the cost to the Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Fund. With the additional transaction fee, the transaction costs of acquiring or selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making additional purchases or redemptions.

                             DISTRIBUTION AGREEMENT

                  Under the Trust's Distribution Agreement and related Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, the Trust compensates the Distributor monthly for the direct and indirect expenses incurred by the Distributor for services provided and expenses assumed in providing such fund advertising, marketing, prospectus printing and other distribution services up to a maximum of .10% per annum of the average net assets of the fund, inclusive of an annual base fee of $1,250,000 plus incentive fees related to asset growth. Such fees are payable monthly and accrued daily among the investment funds with respect to which the Distributor is distributing shares.

                            SHAREHOLDER SERVICES PLAN

                  The Trust has implemented the Services Plan with respect to Retail shares of the Fund. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions pursuant to which the institutions render shareholder administrative services to their customers who are the beneficial owners of Retail shares of the Fund in consideration for the payment of up to .25% (on an annualized basis) of the average daily net asset value of such shares. Persons entitled to receive compensation for servicing Retail shares may receive different compensation with respect to those shares than with respect to Institutional shares in the same Fund. Shareholder administrative services may include aggregating and processing purchase and redemption orders, processing dividend payments from the Trust on behalf of customers, providing information periodically to customers showing their position in Retail shares, and providing sub-transfer agent services or the information necessary for subaccounting, with respect to Retail shares beneficially owned by customers. Since financial institutions may charge their customers fees depending on the type of customer account the Investor has established, beneficial owners of Retail shares should read this Prospectus in light of the terms and fees governing their accounts with financial institutions.

                           DIVIDENDS AND DISTRIBUTIONS

                  Dividends from the net investment income of the Fund are declared daily and paid quarterly. Any net realized capital gains will be distributed at least annually. Dividends and distributions will reduce the Fund's net asset value per share by the per share amount thereof.

                  Shareholders may elect to have their dividends reinvested in additional full and fractional Fund shares of the same class or series at the net asset value of such shares on the payment date. Shareholders must make such election, or any revocation thereof, in writing to his Bank or financial institution. The election will become effective with respect to dividends and distributions paid after its receipt.

                  Under the Services Plan, the amount of the Fund's net investment income available for distribution to the holders of Retail shares is reduced by the amount of shareholder servicing fees payable to financial institutions under the Services Plan.

                                      TAXES

                  The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves the Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with the Code.

                  Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its tax-exempt interest income (if any) net of certain deductions for such year. In general, the Fund's investment company taxable income will be its taxable income (including any dividends, interest and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Such distributions by the Fund will be taxable as ordinary income to its shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or to a qualified retirement plan are deferred under the Code.) For corporate shareholders, the dividends received deduction will apply to such distributions to the extent of the gross amount of qualifying dividends received by the Fund from domestic corporations for the taxable year.

                  Substantially all of the Fund's net realized long-term capital gains, if any, will be distributed at least annually to Fund shareholders. The Fund generally will have no tax liability with respect to such gains, and the distributions will be taxable to Fund shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held Fund shares and whether such gains are received in cash or reinvested in additional shares.

                  Dividends declared in December of any year payable to shareholders of record on a specified date in such month will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

                  Prior to purchasing Fund shares, the impact of dividends or distributions which are expected to be declared or have been declared, but not paid, should be carefully considered. Any dividend or distribution paid shortly after a purchase of shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

                  A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Fund shares depending upon the tax basis of such shares and their price at the time of redemption, transfer or exchange. If a shareholder has held shares for six months or less and during that time received a distribution taxable as a long-term capital gain, then any loss the shareholder might realize on the sale of those shares will be treated as a long-term capital loss to the extent of the earlier capital gain distribution. Generally, a shareholder may include sales charges incurred upon the purchase of Fund shares in his tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such shares. However, if the shareholder effects an exchange of such shares for shares of another Fund within 90 days of the purchase and is able to reduce the sales charges applicable to the new shares (by virtue of the Trust's exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares, but may be included (subject to this limitation) in the tax basis of the new shares.

                  Shareholders of the Fund will be advised at least annually as to the federal income tax consequences of distributions made to them each year. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes which may differ from federal tax consequences described above.

                  The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus; such laws and regulations may be changed by legislative or administrative actions. The foregoing summarizes some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisers with specific reference to their own tax situation.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees. The trustees of the Trust, their addresses, principal occupations during the past five years, other affiliations, and the compensation paid by the Trust and the fees and reimbursed expenses they receive in connection with each meeting of the Board of Trustees they attend are included in the Statement of Additional Information.

INVESTMENT ADVISER

                  National City serves as the investment adviser to the Fund. The adviser is a wholly owned subsidiary of National City Corporation. The adviser provides trust and banking services to individuals, corporations, and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency, and personal and corporate banking. The adviser is a member bank of the Federal Reserve System and the Federal Deposit Insurance Corporation.

                  On December 31, 1996, the Trust Department of National City had approximately $9.9 billion in assets under management, and had approximately $18.6 billion in total trust assets. National City has its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114.

                  Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment policies, the adviser has agreed to manage the Fund, make decisions with respect to and place orders for all purchases and sales of the Fund's securities, and maintain the Fund's records relating to such purchases and sales.

                  For the services provided and expenses assumed pursuant to the Advisory Agreement relating to the Fund, the adviser is entitled to receive an advisory fee, computed daily and payable monthly, at the annual rate of .35% of the average net assets of the Fund. Shareholders should note that these fees are higher than those payable by other investment companies. However, the Trust believes that the fees are within the range of fees payable by investment funds with comparable investment objectives and policies. The adviser may from time to time waive all or a portion of its advisory fees to increase the net income of the Fund available for distribution as dividends.

ADMINISTRATOR

                  PFPC Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as the administrator to the Fund. PFPC is an indirect, wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                  Under its Administration and Accounting Services Agreement with the Trust, PFPC has agreed to provide the following services with respect to the Fund: statistical data, data processing services and accounting and bookkeeping services; prepare tax returns and certain reports filed with the SEC; assist in the preparation of reports to shareholders and the preparation of the Trust's registration statement; maintain the required fidelity bond coverage; calculate the Fund's net asset value per share, net income, and realized capital gains (losses); and generally assist the Fund with respect to all aspects of its administration and operation. PFPC is entitled to receive with respect to the Fund an administrative fee, computed daily and paid monthly, at the annual rate of .10% of the first $200,000,000 of its net assets, 0.75% of the next $200,000,000 of its net assets, .045% of the next $200,000,000 of its net assets and .02% of its net assets over $600,000,000 and is entitled to be reimbursed for its out-of-pocket expenses incurred on behalf of the Fund.

                     DESCRIPTION OF THE TRUST AND ITS SHARES

                  The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund authorized to issue 40 separate classes or series of shares of beneficial interest ("shares"). Two of these classes or series, which represent interests in the Fund (Class V and Class V - Special Series 1) are described in this Prospectus. Class V shares constitute the Institutional class or series of shares; and Class V - Special Series 1 shares constitute the Retail class or series of shares. The other Funds of the Trust are:

Money Market Fund
(Class A and Class A - Special Series 1)

Government Fund
(Class B and Class B - Special Series 1)

Treasury Fund
(Class C and Class C - Special Series 1)

Tax Exempt Fund
(Class D and Class D - Special Series 1)

Equity Growth Fund

(Class H and Class H - Special Series 1)

Fixed Income Fund
(Class I and Class I - Special Series 1)

Ohio Tax Exempt Fund
(Class K and Class K - Special Series 1)

National Tax Exempt Fund
(Class L and Class L - Special Series 1)

Equity Income Fund
(Class M and Class M - Special Series 1)

Mid Cap Regional Fund
(Class N and Class N - Special Series 1)

Enhanced Income Fund
(Class O and Class O - Special Series 1)

Total Return Advantage Fund
(Class P and Class P - Special Series 1)

Pennsylvania Tax-Exempt Fund
(Class Q and Class Q - Special Series 1)

Intermediate Government Fund
(Class R and Class R - Special Series 1)

GNMA Fund
(Class S and Class S - Special Series 1)

Pennsylvania Municipal Fund
(Class T and Class T - Special Series 1)

Foreign Equity Fund
(Class U and Class U - Special Series 1)

Core Equity Fund
(Class W and Class W - Special Series 1)

Small Cap Growth Fund
(Class X and Class X - Special Series 1)

Real Return Advantage Fund
(Class Y and Class Y - Special Series 1)

                  Each share has no par value, represents an equal proportionate interest in the investment fund with other shares of the same class or series outstanding, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of the Trust's Board of Trustees. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into any number of additional classes of shares and to classify or reclassify any class of shares into one or more series of shares.

                  Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held. Shareholders will vote in the aggregate and not by investment fund, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular investment fund. The Statement of Additional Information gives examples of situations in which the law requires voting by investment fund. In addition, shareholders of each of the investment funds will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines the matter to be voted on affects only the interests of the holders of a particular class or series of shares. Under the Services Plan, only the holders of Retail shares in an investment fund are, or would be entitled to vote on matters submitted to a vote of shareholders (if any) concerning the Services Plan. Voting rights are not cumulative, and accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the trustees irrespective of the vote of the other shareholders.

                  As stated previously in the text of this document, the Trust is organized as a trust under the laws of Massachusetts. Shareholders of such a trust may, under certain circumstances, be held personally liable (as if they were partners) for the obligations of the Trust. The Declaration of Trust of the Trust provides for indemnification out of the Trust property for any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason.

                  The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of shareholders entitled to cast at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called by shareholders to consider the removal of one or more trustees. Shareholders will receive shareholder communication assistance with respect to such matter as required by the 1940 Act.

                          CUSTODIAN AND TRANSFER AGENT

                  National City Bank serves as the custodian of the Trust's assets. State Street Bank and Trust Company serves as the Trust's transfer and dividend disbursing agent. Communications to the Transfer Agent should be directed to P.O. Box 8421, Boston, Massachusetts 02266-8421. The fees payable by the Trust for these services are described in the Statement of Additional Information.

                                    EXPENSES

                  Except as noted below, the Trust's advisers bear all expenses in connection with the performance of their services. The Fund bears its own expenses incurred in its operations including: taxes; interest; fees (including fees paid to its trustees and officers); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; expenses related to the Distribution Plan; advisory fees; administration fees and expenses; charges of the custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholders' reports and shareholder meetings; and any extraordinary expenses. The Fund also pays for brokerage fees and commissions in connection with the purchase of its portfolio securities. Under the Services Plan, the Retail shares in the Fund also bear the expense of shareholder servicing fees.

                                  MISCELLANEOUS

                  Shareholders will receive unaudited semi-annual reports and annual financial statements audited by independent auditors.

                  Pursuant to Rule 17f-2, as National City serves the Trust as both the custodian and investment adviser, a procedure has been established requiring three annual verifications, two of which are to be unannounced, of all investments held pursuant to the Custodian Services Agreement, to be conducted by the Trust's independent auditors.

                  As used in this Prospectus, a "vote of the holders of a majority of the outstanding shares" of the Trust or the Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the affirmative vote of the lesser of
(a) 50% or more of the outstanding shares of the Trust or the fund or (b) 67% or more of the shares of the Trust or the fund present at a meeting if more than 50% of the outstanding shares of the Trust or the fund are represented at the meeting in person or by proxy.

                  The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

                  Inquiries regarding the Trust or any of its investment funds may be directed to 1-800-622-FUND (3863).

ARMADA FUNDS

INVESTMENT ADVISER
AFFILIATE OF NATIONAL
CITY CORPORATION
         National City Bank
         1900 East Ninth Street
         Cleveland, Ohio 44114

         TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----

EXPENSE TABLE.......................................................  3

INTRODUCTION........................................................  5

INVESTMENT OBJECTIVE AND POLICIES...................................  5

INVESTMENT LIMITATIONS.............................................. 10

PERFORMANCE INFORMATION............................................. 12

PRICING OF SHARES................................................... 13

HOW TO PURCHASE AND REDEEM SHARES................................... 14

DISTRIBUTION AGREEMENT.............................................. 23

SHAREHOLDER SERVICES PLAN........................................... 24

DIVIDENDS AND DISTRIBUTIONS......................................... 24

TAXES    ........................................................... 25

MANAGEMENT OF THE TRUST............................................. 27

DESCRIPTION OF THE TRUST AND ITS
SHARES.............................................................. 28

CUSTODIAN AND TRANSFER AGENT........................................ 31

EXPENSES ........................................................... 31

MISCELLANEOUS....................................................... 31

                                                                    ARMADA FUNDS

                                                                      PROSPECTUS

                                                            ______________, 1997

                                                               Equity Index Fund

--------------------------------------------------------------------------------

* Shares of the Armada Funds are not bank deposits or obligations of, or guaranteed or endorsed or otherwise supported by, National City Bank; National City Bank, Columbus; National City Bank, Kentucky; National Asset Management Corporation, their parent company or any of their affiliates or any bank.

* Shares of the Armada Funds are not insured or guaranteed by the U.S. government, FDIC, or any governmental agency or state.

* An investment in the Armada Funds involves investment risks, including the possible loss of principal amount invested.

National City Bank and certain of its affiliates serve as investment advisers to Armada Funds for which they receive an investment advisory fee. Past performance is not indicative of future performance, and the investment return will fluctuate, so that you may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its Distributor. This Prospectus does not constitute an offering by the Trust or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                  ARMADA FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                             ________________, 1997

                                EQUITY INDEX FUND





This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for the above Fund of Armada Funds (the "Trust"), dated ________________, 1997 (the "Prospectus"). A copy of the Prospectus may be obtained by calling or writing the Trust at 1-800-622-FUND
(3863), Oaks, Pennsylvania 19456.

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----

STATEMENT OF ADDITIONAL INFORMATION.........................................  1

INVESTMENT OBJECTIVES AND POLICIES..........................................  1

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................  6

DESCRIPTION OF SHARES.......................................................  8

ADDITIONAL INFORMATION CONCERNING TAXES.....................................  9

TRUSTEES AND OFFICERS....................................................... 12

ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
   SERVICES AND TRANSFER AGENCY AGREEMENTS.................................. 17

SHAREHOLDER SERVICES PLAN................................................... 21

PORTFOLIO TRANSACTIONS...................................................... 21

AUDITORS.................................................................... 23

COUNSEL..................................................................... 23

PERFORMANCE INFORMATION..................................................... 23

MISCELLANEOUS............................................................... 25

APPENDIX A.................................................................. A-1

APPENDIX B.................................................................. B-1

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                  This Statement of Additional Information should be read in conjunction with the Prospectus of Armada Funds (the "Trust") that describes the Equity Index Fund. The information contained in this Statement of Additional Information expands upon matters discussed in the Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------

ADDITIONAL INFORMATION ON FUND MANAGEMENT
-----------------------------------------

                  Further information on the advisers' investment management strategies, techniques, policies and related matters may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See also, "Performance Information" below.

                  Attached to this Statement of Additional Information is Appendix A which contains descriptions of the rating symbols used by S&P, Fitch, Duff, IBCA and Moody's for securities which may be held by the Fund.

THE INDEXING APPROACH
---------------------

                  In using sophisticated computer models to select securities, the Fund will only purchase a security that is included in the S&P 500 at the time of purchase. The Fund may, however, temporarily continue to hold a security that has been deleted from the S&P 500 pending the rebalancing of the Fund's portfolio.

SHORT TERM OBLIGATIONS
----------------------

                  The Fund may invest in various short term obligations including those described below.

                  Investments include commercial paper and other short term promissory notes issued by corporations (including variable and floating rate instruments).

                  Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable demand and time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar denominated bankers' acceptances, certificates of deposit and time deposits issued by foreign branches of U.S. banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. The Fund may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets. Investment in non-negotiable time deposits is limited to no more than 5% of the Fund's total assets at the time of purchase.

FUTURES CONTACTS AND RELATED OPTIONS
------------------------------------

                  The Fund may purchase and sell futures contracts and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this Statement of Additional Information.

REPURCHASE AGREEMENTS
---------------------

                  Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund purchases securities from financial institutions such as banks and broker-dealers which the Fund's adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under Federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS
-----------------------------

                  The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid securities having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

LENDING OF PORTFOLIO SECURITIES
-------------------------------

                  The Fund may lend securities pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. government or its agencies, or any combination of cash and such securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of its total assets taken at fair market value. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

U.S. GOVERNMENT OBLIGATIONS
---------------------------

                  The Fund may purchase obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the Government National Mortgage Association. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the adviser believes that the credit risk with respect thereto is minimal.

SECURITIES OF OTHER INVESTMENT COMPANIES
----------------------------------------

                  The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole.

PORTFOLIO TURNOVER
------------------

                  Unlike managed portfolios, the turnover of securities in an index portfolio is meant to correlate with the turnover of specific securities listed in the corresponding index. Therefore, the volume of transactions will normally correspond to the rate of turnover of securities in the index. Portfolio turnover may also be affected by cash requirements for redemptions of shares and by requirements which enable the Fund to receive certain favorable tax treatment. The Fund's annual portfolio turnover is not expected to exceed 10% under normal market conditions. Portfolio turnover, however, is a function of the number of changes the S&P 500 will make over which the adviser has no control. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes U.S. government securities and all securities whose maturities at the time of acquisition were one year or less.

ADDITIONAL INVESTMENT LIMITATIONS
---------------------------------

                  In addition to the investment limitations disclosed in the Prospectus, the Fund is subject to the following investment limitations which may not be changed without approval of the holders of a majority of the outstanding shares of the Fund (as defined under "Description of Shares" below).

                  The Fund may not:

                  1. Purchase or sell real estate, except that it may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

                  2. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: 1) purchase and sell options, forward contracts, futures contracts, including without limitation those relating to indices; 2) purchase and sell options on futures contracts or indices; 3) purchase publicly traded securities of companies engaging in whole or in part in such activities.

                  3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as it might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

                  In addition to the above fundamental limitations, the Fund is subject to the following non-fundamental limitations, which may be changed without a shareholder vote:

                  The Fund may not:

                  1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act.

                  2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies, for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

                  3. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to its transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, and (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

                  4. Purchase securities of companies for the purpose of exercising control.

                  5. Invest more than 15% of its total assets in illiquid securities.

                  The Fund does not intend to purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its assets. Securities held in escrow or separate accounts in connection with its investment practices are not deemed to be pledging for purposes of this limitation.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

                  Shares in the Trust are sold on a continuous basis by SEI Financial Services Company (the "Distributor"), which has agreed to use appropriate efforts to solicit all purchase orders. The issuance of shares is recorded on the books of the Trust. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor's financial institution at its principal office. Such requests must be signed by each shareholder, with each signature guaranteed by a U.S. commercial bank or trust company or by a member firm of a national securities exchange. Guarantees must be signed by an authorized signatory and "Signature Guaranteed" must appear with the signature. An investor's financial institution may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.

                  The Trust may suspend the right of redemption or postpone the date of payment for more than seven days for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

                  There is no sales load charged on shares acquired through the reinvestment of dividends or distributions on such shares.

                  Automatic investment programs such as the monthly savings program ("Program") described in the Prospectus offered by the Fund permit an investor to use "dollar cost averaging" in making investments. Under this Program, an agreed upon fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors to reduce their average cost per share because the Program results in more shares being purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that dollar cost averaging results in purchases of shares regardless of their price on the day of investment or market trends and does not ensure a profit, protect against losses in a declining market, or prevent a loss if an investor ultimately redeems his shares at a price which is lower than their purchase price. An investor may want to consider his financial ability to continue purchases through periods of low price levels. From time to time, in advertisements, sales literature, communications to shareholders and other materials ("Materials"), the Trust may illustrate the effects of dollar cost averaging through use of or comparison to an index such as the S&P 500.

OFFERING PRICE PER RETAIL SHARE OF THE FUNDS
--------------------------------------------

                  An illustration of the computation of the offering price per Retail share of the Fund, based upon the estimated value of its net assets and number of shares outstanding on its commencement date, is as follows:

                                      TABLE
                                      -----

Net Assets of Retail Shares.......................................$10,000,000

Outstanding Retail Shares...........................................1,000,000

Net Asset Value Per Share.........................................$     10.00
     ($10,000,000 / 1,000,000)

Sales Charge, 3.75% of Offering Price (3.90% of net
         asset value per share)...................................$       .39

Offering to Public................................................$     10.39

*Amounts are estimates as the fund has not commenced operations.

EXCHANGE PRIVILEGE
------------------

                  Investors may exchange all or part of their Retail shares as described in the Prospectus. Any rights an Investor may have (or have waived) to reduce the sales load applicable to an exchange, as may be provided in a Fund Prospectus, will apply in connection with any such exchange. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

                  By use of the exchange privilege, the Investor authorizes the Trust's Transfer Agent or his financial institution to act on telephonic or written instructions from any person representing himself or herself to be the shareholder and believed by the Transfer Agent or the financial institution to be genuine. The Investor or his financial institution must notify the Transfer Agent of his prior ownership of Retail shares and account number. The Transfer Agent's records of such instructions are binding.

                              DESCRIPTION OF SHARES
                              ---------------------

                  The Trust is a Massachusetts business trust. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of 42 classes or series of shares. Two of these classes or series, which represent interests in the Equity Index Fund (Class V and Class V - Special Series 1) are described in this Statement of Additional Information and the related Prospectus.

                  Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of the Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets of the Trust not belonging to any particular Fund which are available for distribution.

                  Rule 18f-2 under the 1940 Act provides that any matter required by the 1940 Act, applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment fund affected by such matter. Rule 18f-2 further provides that an investment fund is affected by a matter unless the interests of each fund in the matter are substantially identical or the matter does not affect any interest of the fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular fund. In addition, shareholders of each class in a particular investment fund have equal voting rights except that only Retail shares of an investment fund will be entitled to vote on matters submitted to a vote of shareholders (if any) relating to shareholder servicing fees that are allocable to such shares.

                  Although the following types of transactions are normally subject to shareholder approval, the Board of Trustees may, under certain limited circumstances, (a) sell and convey the assets of an investment fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance;
(b) sell and convert an investment fund's assets into money and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to an investment fund with the assets belonging to another investment fund of the Trust, if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on shareholders of any fund participating in such combination, and, in connection therewith, to cause all outstanding shares of any fund to be redeemed at their net asset value or converted into shares of another class of the Trust shares at net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his original investment due to changes in the market prices of the fund's securities. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

                     ADDITIONAL INFORMATION CONCERNING TAXES
                     ---------------------------------------

                  The following summarizes certain additional tax considerations generally affecting the Trust and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders or possible legislative changes, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

                  Each Fund of the Trust will be treated as a separate corporate entity under the Code and intends to qualify as a regulated investment company. In order to qualify for tax treatment as a regulated investment company under the Code, each Fund must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of each Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by a Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

                  Another requirement for qualification as a regulated investment company under the Code is that less than 30% of a Fund's gross income for a taxable year must be derived from gains realized on the sale or other disposition of the following investments held for less than three months: (1) stock and securities (as defined in Section 2(a)(36) of the 1940 Act; (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to a Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and, with respect to taxable debt securities and non taxable debt securities acquired after April 30, 1993, accrued market discount) received by a Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

                  Some investments held by a Fund may be subject to special rules which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. The Treasury Department has issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" are not subject to the mark-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by a Fund which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

                  The Trust will designate any distribution of long-term capital gains of a Fund as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Trust's taxable year. Shareholders should note that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

                  A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

                  If for any taxable year a Fund does not qualify for federal tax treatment as a regulated investment company, all of such Fund's taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on Municipal Bonds) would be taxable as ordinary income to the Fund's shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

                  Each Fund may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients".

                              TRUSTEES AND OFFICERS
                              ---------------------

                  W. Bruce McConnel, III, Esq., Secretary of the Trust, is a partner of the law firm of Drinker Biddle & Reath, which receives fees as counsel to the Trust. Neal J. Andrews, Treasurer of the Trust, is employed by PFPC, Inc., which receives fees as Administrator to the Trust. The Trustees and officers of the Trust, their addresses, principal occupations during the past five years, and other affiliations are as follows:

                                                                                      PRINCIPAL OCCUPATION
                                                    POSITION WITH                     DURING PAST 5 YEARS
NAME AND ADDRESS                                      THE TRUST                       AND OTHER AFFILIATIONS
----------------                                      ---------                       ----------------------

Robert D. Neary*                                    Chairman of the                   Retired Co-Chairman of
1300 Huntington Building                            Board, President                  Ernst & Young, April
925 Euclid Avenue                                   and Trustee                       1984-September 1993;
Cleveland, OH  44115                                                                  Director, Cold Metal
Age 62                                                                                Products, Inc., since
                                                                                      March 1994; Director, Zurn
                                                                                      Industries, Inc.,
                                                                                      (plumbing products and
                                                                                      engineering and
                                                                                      construction services)
                                                                                      since June 1995.


Thomas R. Benua, Jr.                                Trustee                           Chairman, EBCO
564 Hackberry Drive                                                                   Manufacturing Company
Westerville, OH  43081                                                                and Subsidiaries
Age 51                                                                                (manufacture, sale and
                                                                                      financing of water coolers
                                                                                      and dehumidifiers), since
                                                                                      January 1996 and
                                                                                      President, January 1987 to
                                                                                      January 1996; Vice
                                                                                      President and Executive
                                                                                      Committee Member of Ebtech
                                                                                      Corp. (market and sell
                                                                                      bottled and point-of-use
                                                                                      water coolers), since
                                                                                      March 1991.


                                                                                      PRINCIPAL OCCUPATION
                                                    POSITION WITH                     DURING PAST 5 YEARS
NAME AND ADDRESS                                      THE TRUST                       AND OTHER AFFILIATIONS
----------------                                      ---------                       ----------------------

Leigh Carter*                                       Trustee                           Retired President and
P.O. Box 13418                                                                        Chief Operating Officer,
Akron, OH  44334                                                                      BFGoodrich Company,
Age 70                                                                                August 1986 to September
                                                                                      1990; Director, Adams
                                                                                      Express Company
                                                                                      (closed-end investment
                                                                                      company), since April
                                                                                      1982; Director, Lamson &
                                                                                      Sessions Co. (producer of
                                                                                      electrical supplies for
                                                                                      construction, consumer
                                                                                      power and communications
                                                                                      industry), since April
                                                                                      1991; Director, Petroleum
                                                                                      & Resources Corp., since
                                                                                      April 1987; Director,
                                                                                      Morrison Products
                                                                                      (manufacturer of blower
                                                                                      fans and air moving
                                                                                      equipment), since April
                                                                                      1983.


John F. Durkott                                     Trustee                           President and Chief
8600 Allisonville Road                                                                Operating Officer,
Indianapolis, IN  46250                                                               Kittle's Home
Age 51                                                                                Furnishings Center,
                                                                                      Inc., since January 1982;
                                                                                      partner, Kittles
                                                                                      Bloomington Property
                                                                                      Company, since January
                                                                                      1981; partner, KK&D
                                                                                      (Affiliated Real Estate
                                                                                      Companies of Kittle's Home
                                                                                      Furnishings Center), since
                                                                                      January 1989.

                                                                                      PRINCIPAL OCCUPATION
                                                    POSITION WITH                     DURING PAST 5 YEARS
NAME AND ADDRESS                                      THE TRUST                       AND OTHER AFFILIATIONS
----------------                                      ---------                       ----------------------

Richard W. Furst, Dean                              Trustee                           Professor of Finance and
600 Autumn Lane                                                                       Dean, Carol Martin
Lexington, KY  40502                                                                  Gatton College of
Age 57                                                                                Business and Economics,
                                                                                      University of Kentucky,
                                                                                      since 1981; Director, the
                                                                                      Seed Corporation
                                                                                      (investment group), since
                                                                                      1990; Director, Foam
                                                                                      Design, Inc. (manufacturer
                                                                                      of industrial and
                                                                                      commercial foam products),
                                                                                      since 1993; Director,
                                                                                      Studio Plus Hotels, Inc.,
                                                                                      since 1994.


J. William Pullen                                   Trustee                           President and Chief
Whayne Supply Company                                                                 Executive Officer,
1400 Cecil Avenue                                                                     Whayne Supply Co.
P.O. Box 35900                                                                        (engine and heavy
Louisville, KY 40232-5900                                                             equipment distribution),
Age 57                                                                                since 1986; President
                                                                                      and Chief Executive
                                                                                      Officer, American
                                                                                      Contractors Rentals &
                                                                                      Sales (rental subsidiary
                                                                                      of Whayne Supply Co.),
                                                                                      since 1988.

                                                                                      PRINCIPAL OCCUPATION
                                                    POSITION WITH                     DURING PAST 5 YEARS
NAME AND ADDRESS                                      THE TRUST                       AND OTHER AFFILIATIONS
----------------                                      ---------                       ----------------------

Richard B. Tullis                                   Trustee                           Chairman Emeritus,
5150 Three Village Drive                                                              Harris Corporation
Lyndhurst, OH 44124                                                                   (electronic communi-
Age 82                                                                                cation and information
                                                                                      processing equipment),
                                                                                      since October 1985;
                                                                                      Director, NACCO Materials
                                                                                      Handling Group, Inc.
                                                                                      (manufacturer of
                                                                                      industrial fork lift
                                                                                      trucks), since 1984;
                                                                                      Director, Hamilton
                                                                                      Beach/Proctor-Silex, Inc.
                                                                                      (manufacturer of household
                                                                                      appliances), since 1990;
                                                                                      Director, Waste-Quip, Inc.
                                                                                      (waste handling
                                                                                      equipment), since 1989.

W. Bruce McConnel, III                              Secretary                         Partner of law firm
Philadelphia National                                                                 Drinker Biddle & Reath,
  Bank Building                                                                       Philadelphia,
1345 Chestnut Street                                                                  Pennsylvania.
Suite 1100
Philadelphia, PA  19107
Age 54

Neal J. Andrews                                     Treasurer                         Vice President and
PFPC, Inc.                                                                            Director of Investment
400 Bellevue Parkway                                                                  Accounting, PFPC, Inc.,
Wilmington, DE  19809                                                                 since 1992, prior
Age 31                                                                                thereto, Senior Auditor,
                                                                                      Price Waterhouse.

--------------------

* Messrs. Neary and Carter are considered by the Trust to be "interested persons" of the Trust as defined in the 1940 Act.

                  Each trustee receives an annual fee of $7,500 plus $2,500 for each Board meeting attended and reimbursement of expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $2,500 per annum for services in such capacity. For the year ended May 31, 1996, the Trust's trustees and officers as a group received aggregate fees of

$69,875. The trustees and officers of the Trust own less than 1% of the shares of the Trust.

                  The following table summarizes the compensation for each of the Trustees of the Trust for the fiscal year ended May 31, 1996:

                                                                Pension or
                                                                Retirement
                                                             Benefits Accrued                                     Total
                                           Aggregate            as Part of               Estimated             Compensation
              Name of                    Compensation           the Trust's          Approval Benefits           from the
         Person, Position               from the Trust           Expenses             Upon Retirement             Trust
         ----------------               --------------           --------             ---------------             -----

Richard B. Tullis, Chairman,                $13,000                 $0                      $0                   $13,000
President and Trustee

Thomas R. Benua, Jr.,                       $11,375                 $0                      $0                   $11,375
Trustee

Leigh Carter, Trustee                       $11,375                 $0                      $0                   $11,375

John F. Durkott, Trustee                    $11,375                 $0                      $0                   $11,375

Richard W. Furst, Trustee                   $11,375                 $0                      $0                   $11,375

J. William Pullen, Trustee                  $11,375                 $0                      $0                   $11,375

Robert D. Neary, Trustee                        $ 0                 $0                      $0                       $ 0


SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------

                  Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                  The Declaration of Trust states further that no trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of the Trust; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or the Trust shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expense, reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the trustees, have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he been a trustee.

                ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
                     SERVICES AND TRANSFER AGENCY AGREEMENTS
                -------------------------------------------------

ADVISORY AGREEMENT
------------------

                  As described in the Prospectus, National City serves investment adviser to the Equity Index Fund. The adviser is an affiliate of National City Corporation, a bank holding company with $51 billion in assets, and headquarters in Cleveland, Ohio and nearly 900 branch offices in four states. Through its subsidiaries, National City Corporation has been managing investments for individuals, pension and profit-sharing plans and other institutional investors for over 75 years and currently manages over $38 billion in trust assets. From time to time, the adviser may voluntarily waive fees or reimburse the Trust for expenses.

                  The Advisory Agreement provides that the adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the adviser has undertaken in the Advisory Agreement to maintain its policy and practice of conducting its Trust Department independently of its Commercial Department.

                  The Advisory Agreement relating to the Fund was approved by its sole shareholder prior to the Fund's commencement of investment operations. Unless sooner terminated, the Advisory

Agreement will continue in effect with respect to the Fund until September 30, 1997 and from year to year thereafter, subject to annual approval by the Trust's Board of Trustees, or by a vote of a majority of the outstanding shares of the Fund (as defined in the Fund's Prospectus) and a majority of the trustees who are not parties to the Agreement or interested persons (as defined in the 1940
Act) of any party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated by the Trust or the adviser on 60 days written notice, and will terminate immediately in the event of its assignment.

AUTHORITY TO ACT AS INVESTMENT ADVISER
--------------------------------------

                  Banking laws and regulations, including the Glass- Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System, (a) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a bank holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company. The adviser believes that it may perform the services for the Fund contemplated by its Advisory Agreement with the Trust as described in such agreement without violation of applicable banking laws or regulations. However, there are no controlling judicial precedents and future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of present requirements, could prevent the adviser from continuing to perform services for the Trust. If the adviser was prohibited from providing services to the Fund, the Board of Trustees would consider selecting another qualified firm. Any new investment advisory agreement would be subject to shareholder approval.

                  Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of the adviser, or its affiliated and correspondent banks in connection with shareholder purchases of Fund shares, the adviser and its affiliated and correspondent banks might be required to alter materially or discontinue the services offered by them to shareholders. It is not anticipated, however, that any resulting change in the Trust's method of operations would affect its net asset value per share or result in financial losses to any shareholder.

                  If current restrictions preventing a bank or its affiliates from legally sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the adviser, or an affiliate of the adviser, would consider the possibility of offering to perform additional services for the Trust. Legislation modifying such restrictions has been proposed in past sessions in Congress. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which the adviser, or such an affiliate, might offer to provide such services.

ADMINISTRATION AND ACCOUNTING SERVICE AGREEMENT
-----------------------------------------------

                  PFPC serves as the administrator and accounting agent to the Trust. The services provided as administrator and accounting agent and current fees are described in the Prospectus.

DISTRIBUTION PLAN AND RELATED AGREEMENT
---------------------------------------

                  The Distributor acts as distributor of the Fund's shares pursuant to its Distribution Agreement with the Trust as described in the Prospectus. Shares are sold on a continuous basis.

                  Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a Distribution Plan (the "Plan") which permits the Trust to bear certain expenses in connection with the distribution of its shares. As required by Rule 12b-1, the Trust's 12b-1 Plan and related distribution agreement have been approved, and are subject to annual approval by, a majority of the Trust's Board of Trustees, and by a majority of the trustees who are not interested persons of the Trust and have no direct or indirect interest in the operation of the Plan or any agreement relating to the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan and related agreement. In compliance with the Rule, the trustees requested and evaluated information they thought necessary to an informed determination of whether the Plan and related agreement should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan and related agreement will benefit the Trust and its shareholders.

                  Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by a fund (in the Trust's case, the Distributor) provide for the trustees' review of quarterly reports on the amounts expended and the purposes for the expenditures.

                  Any change in the Plan that would materially increase the distribution expenses of the Fund requires approval by its shareholders, but otherwise, the Plan may be amended by the trustees, including a majority of the disinterested trustees who do not have any direct or indirect financial interest in the Plan or related agreement. The Plan and related agreement may be terminated as to the Fund by a vote of the Trust's disinterested trustees or by vote of the shareholders of the Fund, on not more than 60 days written notice. The selection and nomination of disinterested trustees has been committed to the discretion of such disinterested trustees as required by the Rule.

                  The Trust's Plan provides that each Fund will compensate the Distributor for distribution expenses in an amount not to exceed .10% of the Fund's average net assets. Distribution expenses payable by the Distributor pursuant to the Plan include direct and indirect costs and expenses incurred in connection with advertising and marketing a Fund's shares, and direct and indirect costs and expenses of preparing, printing and distributing its prospectuses to other than current shareholders. The Plan provides that the Trust will pay the Distributor an annual base fee of $1,250,000 plus incentive fees based upon asset growth payable monthly and accrued daily by all of the Trust's investment funds with respect to which the Distributor is distributing shares.

                  The Plan has been approved, and will continue in effect for successive one year periods provided that such continuance is specifically approved by (1) the vote of a majority of the trustees who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan and (2) the vote of a majority of the entire Board of Trustees.

CUSTODIAN SERVICES AND TRANSFER AGENCY AGREEMENTS
-------------------------------------------------

                  National City Bank serves as the Trust's custodian with respect to the Fund. Under its Custodian Services Agreement, National City Bank has agreed to: (i) maintain a separate account or accounts in the name of the Fund; (ii) hold and disburse portfolio securities on account of the Fund; (iii) collect and make disbursements of money on behalf of the Fund; (iv) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (v) respond to correspondence by security brokers and others relating to its duties; and (vi) make periodic reports to the Board of Trustees concerning the Fund's operations. National City Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that it shall remain responsible for the performance of all of its duties under the Custodian Services Agreement and shall hold the Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian. The Fund reimburses National City Bank for its direct and indirect costs and expenses incurred in rendering custodial services, except that the costs and expenses borne by the Fund in any year may not exceed $.225 for each $1,000 of average gross assets of the Fund.

                  State Street Bank and Trust Company (the "Transfer Agent") serves as the Trust's transfer agent and dividend disbursing agent with respect to the Fund. Under its Transfer Agency Agreement, it has agreed to: (i) issue and redeem shares of the Fund; (ii) transmit all communications by the Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning the Fund's operations. The Transfer Agent sends each shareholder of record a statement (not less frequently than quarterly) showing the total number of shares owned as of the last business day of the month (as well as the dividends paid during the current month and year), and provides each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder's account with the Fund.

                            SHAREHOLDER SERVICES PLAN
                            -------------------------

                  As stated in the Prospectus, the Trust has implemented the Services Plan with respect to Retail shares in the Fund. Pursuant to the Services Plan, the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of Retail shares in consideration for the payment of up to .25% (on an annualized basis) of the net asset value of such shares. Such services may include: (i) aggregating and processing purchase and redemption requests from customers; (ii) providing customers with a service that invests the assets of their accounts in Retail shares; (iii) processing dividend payments from the Funds; (iv) providing information periodically to customers showing their position in Retail shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed with respect to Retail shares beneficially owned by customers; (vii) forwarding shareholder communications; and (viii) other similar services requested by the Trust. Agreements between the Trust and financial institutions will be terminable at any time by the Trust without penalty.

                             PORTFOLIO TRANSACTIONS
                             ----------------------

                  Pursuant to its Advisory Agreement with the Trust, National City is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Fund. The adviser purchases portfolio securities either directly from the issuer or from an underwriter or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.

                  While the adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the adviser may receive orders for transactions by the Fund. Information so received is in addition to and not in lieu of services required to be performed by the adviser and does not reduce the fees payable to the adviser by the Fund. Such information may be useful to the adviser in serving both the Trust and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the adviser in carrying out its obligations to the Trust.

                  Portfolio securities will not be purchased from or sold to the Fund's adviser, the Distributor, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not give preference to its adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

                  While serving as adviser to the Fund, National City has agreed to maintain its policy and practice of conducting its Trust Department independently of its Commercial Department. In making investment recommendations for the Trust, Trust Department personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Trust's account are customers of the Commercial Department. In dealing with commercial customers, the Commercial Department will not inquire or take into consideration whether securities of those customers are held by the Trust.

                  Investment decisions for the Fund are made independently from those for the other Funds and for other investment companies and accounts advised or managed by the adviser. Such other Funds, investment companies and accounts may also invest in the same securities as such Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

                                    AUDITORS
                                    --------

                  Ernst & Young LLP, independent auditors, with offices at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, serve as independent auditors of the Trust.

                                     COUNSEL
                                     -------

                  Drinker Biddle & Reath (of which Mr. McConnel, Secretary of the Trust, is a partner), with offices at 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, are counsel to the Trust and will pass upon certain legal matters for the Trust.

                             PERFORMANCE INFORMATION
                             -----------------------

                  The Fund computes its "average annual total return" by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                           ERV  to the 1/n power
                                    T = [(-----) - 1]
                                            P

         Where:            T =      average annual total return

                         ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period

                           P =      hypothetical initial payment of $1,000

                           n = period covered by the computation, expressed in terms of years

                  The Fund computes its aggregate total returns by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                       ERV
                                  T = (---) - 1
                                        P

                  The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to the Fund's mean (or median) account size for any fees that vary with the size of the account. The maximum sales load and other charges deducted from payments are deducted from the initial $1,000 payment (variable "P" in the formula). The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the measuring period covered by the computation.

                  The Fund may also from time to time include in Materials a total return figure that is not calculated according to the formulas set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, the Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Fund does not, for these purposes, deduct from the initial value invested any amount representing sales charges. The Fund will, however, disclose the maximum sales charge and will also disclose that the performance data do not reflect sales charges and that inclusion of sale charges would reduce the performance quoted.

                  The Fund may also from time to time include discussions or illustrations of the effects of compounding in Materials. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

                  In addition, the Fund may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of the Fund, high-quality investments, economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Fund and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of the Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                                  MISCELLANEOUS
                                  -------------

                  The Fund bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations. All organization expenses are being amortized on the straight-line method over a period of five years from the date of commencement of operations.

                  As used in the Prospectus, "assets belonging to the Fund" means the consideration received by the Trust upon the issuance of shares in that particular Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular Fund. In determining the Fund's net asset value, assets belonging to the Fund are charged with the liabilities in respect of that Fund.

                                   APPENDIX A
                                   ----------

                             DESCRIPTION OF RATINGS

Corporate Long-Term Debt
------------------------

                  The following summarizes the four highest rating categories used by Standard & Poor's Ratings Group ("S&P") for corporate debt:

                  "AAA" - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                  "AA" - Debt rated "AA" is considered to have a very strong capacity to pay interest and repay principal and differs from "AAA" issues only to a small degree.

                  "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher- rated categories.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  The following summarizes the four highest rating categories used by Moody's Investors Service, Inc. ("Moody's) for corporate debt:

                  "Aaa" - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" through "Baa" in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks at the lower end of its generic rating category.

                  The following summarizes the four highest rating categories used by Duff & Phelps Credit Rating Co. ("Duff & Phelps") for corporate debt:

                  "AAA" - Bonds that are rated "AAA" are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Bonds that are rated "AA" are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  To provide more detailed indications of credit quality, the "AA," "A" and "BBB" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the four highest rating categories used by Fitch Investors Service, Inc. ("Fitch") for corporate bonds:

                  "AAA" - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  The following summarizes the four highest rating categories used by IBCA Inc. ("IBCA") for bonds:

                  "AAA" - Bonds rated "AAA" are considered to have an extremely strong capacity for repayment of debt obligations.

                  "AA" - Bonds rated "AA" are considered to have a very strong capacity for timely repayment of debt, although margins of protection may not be as large as for "AAA" issues, or protection elements may be subject to greater fluctuation.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

                  IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

Commercial Paper Ratings
------------------------

                  A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the highest rating category used by S&P for commercial paper:

                  "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the highest rating category used by Moody's for commercial paper:

                  "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Principal repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

                  The following summarizes the highest rating category used by Duff & Phelps for commercial paper:

                  "Duff 1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "Duff 1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "Duff 1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  The following summarizes the highest rating category used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

                  "F-1+" - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+."

                  IBCA uses the following highest rating category for short term notes including commercial paper:

                  "A1+" - These issues display the very highest quality borrowing characteristics and are of undoubted or prime creditworthiness.

                  "A1" - These issues display very strong borrowing characteristics.

                                   APPENDIX B

                  As stated in the Prospectus, the Equity Index Fund (the "Fund") may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

I.  Index Futures Contracts
    -----------------------

                  GENERAL. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's Ratings Group 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes or indexes based on an industry or market segment, such as oil and gas stocks.

                  Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. The Fund will purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

II.  Margin Payments
     ---------------

                  Unlike purchases or sales of portfolio securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

III.  Risks of Transactions in Futures Contracts
      ------------------------------------------

                  There are several risks in connection with the use of futures by the Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the advisers. It is also possible that, where the Fund has sold futures to hedge its Fund against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

                  When futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

                  In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

                  Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund will continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

                  Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

                  Successful use of futures by the Fund is also subject to the advisers, ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

IV.  Options on Futures Contracts
     ----------------------------

                  The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

                  Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

V.  Other Matters
    -------------

                  Accounting for futures contracts will be in accordance with generally accepted accounting principles. The Fund intends to comply with the regulations of the Commodity Futures Trading Commission exempting it from registration as a "commodity pool operator." The Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to such regulations.

                                  ARMADA FUNDS

--------------------------------------------------------------------------------

Oaks, Pennsylvania 19456                   If you purchased your shares through
                                           NatCity Investments, Inc., please
                                           call your Investment Consultant for
                                           information.

                                           For current performance, Fund
                                           information, account redemption
                                           information and to purchase shares,
                                           please call 1-800-622-FUND (3863).

         This Prospectus describes the Core Equity Fund (the "Fund") of Armada Funds (the "Trust"):

         CORE EQUITY FUND'S investment objective is to seek a total rate of return greater than that of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The Fund invests in a diversified portfolio of domestic common stocks with large capitalizations.

         The net asset value per share of the Fund will fluctuate as the value of its investment portfolio changes in response to changing market prices and other factors.

         National Asset Management Corporation ("NAM") serves as investment adviser to the Fund (the "adviser").

         SEI Financial Services Company (the "Distributor") serves as the Trust's sponsor and distributor. The Fund pays a fee to the Distributor for distributing its shares. See "Distribution Agreement."

         This Prospectus sets forth concisely the information about the Fund that a prospective investor should consider before investing. Investors should carefully read this Prospectus and retain it for future reference. Additional information about the Fund, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission ("SEC") and is available upon request without charge by contacting the Trust at its telephone number or address shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

         SHARES OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, NATIONAL CITY BANK, NATIONAL ASSET MANAGEMENT CORPORATION, THEIR PARENT COMPANY OR ANY OF THEIR AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY GOVERNMENTAL AGENCY OR STATE. INVESTMENT IN THE TRUST INVOLVES RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ______________, 1997

                                  EXPENSE TABLE

                                                   CORE                  CORE
                                                  EQUITY                EQUITY
                                                   FUND                   FUND
                                                  RETAIL             INSTITUTIONAL
                                                SHARES(1, 2)           SHARES(2)
                                                ----------             -------

SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases..................        3.75%                 None
   Sales Charge Imposed
     on Reinvested Dividends...............        None                  None
   Deferred Sales Charge...................        None                  None
   Redemption Fee..........................        None                  None
   Exchange Fee............................        None                  None
ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net
     assets)
   Management Fees.........................        0.75%                 0.75%
   12b-1 Fees3 (after fee waivers).........        0.06%                 0.06%
   Other Expenses4 (after fee waivers).....        0.42%                 0.17%
                                                   -----                 -----
     Total Fund Operating
       Expenses4 (after fee waivers).......        1.23%                 0.98%
                                                   =====                 =====
---------------------------

1 The Trust has implemented a Shareholder Services Plan (the "Services Plan") with respect to Retail shares in the Fund. Pursuant to the Services Plan, the Trust may enter into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Retail shares in consideration for the payment of up to .25% (on an annualized basis) of the net asset value of Retail shares.

2 As of the date of this Prospectus, the Fund had not commenced investment operations, and, therefore, the expenses for this Fund are estimates only.

3 The Fund has in effect a 12b-1 Plan pursuant to which the Fund may bear fees in an amount of up to .10% of average daily net assets. As a result of the payment of sales charges and 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"). The NASD has adopted rules which generally limit the aggregate sales charges and payments under the Trust's Service and Distribution Plan ("Distribution Plan") and Services Plan to a certain percentage of total new gross share sales, plus interest. The Trust would stop accruing 12b-1 and related fees if, to the extent, and for as long as, such limit would otherwise be exceeded.

4 Without fee waivers by the Administrator, Other Expenses and Total Fund Operating Expenses would be 0.27% and 1.08% for the Institutional Shares and 0.52% and 1.33% for the Retail Shares of the Fund. Additionally, if the maximum distribution fee permitted under the 12b-1 Plan were imposed, Total Fund Operating Expenses would be 1.12% and 1.37% for the Institutional and Retail Shares, respectively.

---------------------------

For example, you would pay the following expenses on a hypothetical $1,000 investment, assuming: (1) a 5% annual return (a hypothetical return required by SEC regulations); (2) the redemption of your investment at the end of the following time periods (the Fund does not charge a redemption fee); and (3) the imposition of the maximum sales charge at the beginning of the period:

                                                           1 Year       3 Years
                                                           ------       -------

   Retail Shares......................................       $50          $75

   Institutional Shares...............................       $10          $31

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

                  The purpose of this Expense Table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For more complete descriptions of these costs and expenses, see "Financial Highlights," "Management of the Trust" and "Distribution Agreement" in this Prospectus. Any fees that are charged by affiliates of the adviser or other institutions directly to their customer accounts for services related to an investment in retail shares of the Fund are in addition to and not reflected in the fees and expenses described above.

                                  INTRODUCTION

                  The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund consists of a pool of assets with investment objectives and policies as described below under "Investment Objectives and Policies." The Fund is classified as a diversified investment fund under the 1940 Act.

                  Shares of the Fund have been classified into two separate classes -- Retail shares and Institutional shares. Retail shares and Institutional shares represent equal pro rata interests in the Fund except that, as described more fully below under "Shareholder Services Plan," the Trust has implemented the Services Plan with respect to Retail shares of the Fund. Under the Services Plan, only the beneficial owners of Retail shares bear the expenses of shareholder administrative services which are provided by financial institutions for their benefit (not to exceed .25% annually). See "Shareholder Services Plan," "Dividends and Distributions" and "Description of the Trust and Its Shares" for a description of the impact that the Services Plan may have on holders of Retail shares.

                       INVESTMENT OBJECTIVES AND POLICIES

                  The investment objective of the Fund is to seek a total rate of return greater than that of the S&P 500. The Fund seeks to achieve this objective by investing in a diversified portfolio of common stocks with large capitalizations. The Fund normally invests in three types of equity securities: growth securities, defined as common stocks having a five-year annual earnings-per-share growth rate of 10% or more, with no decline in the annual earnings-per-share rate during the last five years; securities with low price-to-earnings ratio (i.e., at least 20% below the average of the companies included in the S&P 500); and securities that pay high dividend yields (i.e., at least 20% above such average). The two components of total rate of return are current income and change in the value of portfolio securities. Under normal market conditions the Fund will invest 20% to 50% of its total assets in each of these three types of stocks. The Fund may also invest in preferred stock, warrants and securities convertible into common stock. The Fund may also invest up to 20% of its total assets at the time of purchase in American Depository Receipts ("ADRs") and securities issued by foreign entities. The Fund's investment objective and investment policies may be changed without a vote of shareholders. There can be no assurance that the Fund will achieve its objective.

                  The S&P 500 is an index composed of approximately 500 common stocks, most of which are listed on the New York Stock Exchange (the "NYSE"). The adviser believes that the S&P 500 is an appropriate benchmark for the Portfolio because it is diversified, it is familiar to many investors and it is widely accepted as a reference for common stock investments.

                  Standard & Poor's Ratings Group is not a sponsor of, or in any way affiliated with, the Fund.

                  In order to meet liquidity needs, the Fund may hold cash reserves, and may, for temporary defensive purposes, invest up to 100% of its assets in Short Term obligations (as described below).

                  The Fund reserves the right to engage in securities lending, although it does not presently have the intent of doing so.

         OTHER INVESTMENT POLICIES

         U.S. Government Obligations

                  The Fund may purchase obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the Government National Mortgage Association ("GNMA"). Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the advisers believe that the credit risk with respect thereto is minimal.

         Short Term Obligations

                  During temporary defensive periods the Fund may hold some short term obligations (with maturities of 18 months or less) such as domestic commercial paper, bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks, U.S. Government securities, and repurchase agreements. In the case of repurchase agreements, in which the Fund purchases securities subject to the seller's agreement to repurchase them at an agreed upon time and price, default or bankruptcy of the seller may expose a Fund to possible loss because of adverse market action or delays connected with the disposition of the underlying obligations. Further, it is uncertain whether the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities. For further information, see "Investment Objectives and Policies" in the Statement of Additional Information.

         Foreign Securities and American Depository Receipts

                  The Fund may invest in securities issued by foreign issuers either directly or indirectly through investments in ADRs. ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by foreign issuers. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underlying security may be denominated in a foreign currency.

                  Investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns, changes in exchange rates of foreign currencies and the possibility of adverse changes in investment or exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Further, foreign stock markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investment within those countries. Because of these and other factors, securities of foreign companies acquired by the Funds may be subject to greater fluctuation in price than securities of domestic companies. For further information, see "Investment Objectives and Policies" in the Statement of Additional Information.

         When-Issued Securities

                  The Fund may purchase securities on a "when-issued" or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. These transactions involve the risk that the price or yield obtained may be less favorable than the price or yield available when delivery takes place. The Fund does not intend to purchase when-issued securities for speculative purposes but only for the purpose of acquiring portfolio securities. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be attractive. The Fund expects that these transactions will not exceed 25% of the value of its total assets (at the time of purchase) under normal market conditions. For further information, see "Risk Factors, Investment Objectives and Policies" in the Statement of Additional Information.

         Securities of Other Investment Companies

                  Subject to 1940 Act limitations, the Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. The Fund may also purchase shares of investment companies investing primarily in foreign securities, including so called "country funds" which have portfolios consisting exclusively of securities of issuers located in one foreign country. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by its shareholders. For further information, see "Risk Factors, Investment Objectives and Policies" in the Statement of Additional Information.

                             INVESTMENT LIMITATIONS

                  The Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the Fund's outstanding shares (as defined under "Miscellaneous"). (Other investment limitations that also cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Fund may not:

                  1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

                           (a) there is no limitation with respect to
obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments

                           (b) wholly-owned finance companies will be considered
to be in the industries of their parents if their activities are primarily related to financing the activities of the parents

                           (c) utilities will be divided according to their
services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry

                           (d) personal credit and business credit businesses
will be considered separate industries

                  2. Make loans, except that it may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

                  3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

                  4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

                  For purposes of investment limitation Nos. 1 and 4 the Fund treats, as a matter of non-fundamental policy that may be changed without a vote of shareholders, all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry.

                             PERFORMANCE INFORMATION

                  From time to time, the Trust may quote in advertisements or in reports to shareholders the Fund's total return data for its Institutional shares and Retail shares.

                  The Fund calculates its total return for each class of shares on an "average annual total return" basis for various periods from the date of commencement of investment operations and for other periods as permitted under the rules of the SEC. Average annual total return reflects the average annual percentage change in value of an investment in the class over the measuring period. Total returns for each class of shares may also be calculated on an "aggregate total return" basis for various periods. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return reflect changes in the price of the shares and assume that any dividends and capital gain distributions made by the Fund with respect to a class during the period are reinvested in shares of that class. When considering average total return figures for periods longer than one year, it is important to note that the annual total return of a class for any one year in the period might have been greater or less than the average for the entire period. The Fund may also advertise, from time to time, the total returns of one or more classes of shares on a year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

                  Investors may compare the performance of each class of shares of the Fund to the performance of other mutual funds with comparable investment objectives, to various mutual fund or market indices, such as the S&P 500, and to data or rankings prepared by independent services such as Lipper Analytical Services, Inc. or other financial or industry publications that monitor the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, U.S.A. Today, CDA/Weisenberger, The American Banker, Morningstar, Incorporated and other publications of a local, regional or financial industry nature.

                  The performance of each class of shares of the Fund is based on historical earnings and will fluctuate and is not intended to indicate future performance. The investment return and principal value of an investment in a class will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance data may not provide a basis for comparison with bank deposits and other investments which provide a fixed yield for a stated period of time. Changes in the net asset value of a class should be considered in ascertaining the total return to shareholders for a given period. Yield and total return data should also be considered in light of the risks associated with the Fund's portfolio composition, quality, maturity, operating expenses and market conditions. Any fees charged by financial institutions (as described in "How to Purchase and Redeem Shares") are not included in the computation of performance data but will reduce a shareholder's net return on an investment in the Fund.

                  Further information about the performance of the Fund is available in the annual and semi-annual reports to shareholders. Shareholders may obtain these materials from the Trust free of charge by calling 1-800-622-FUND (3863).

                                PRICING OF SHARES

                  For purposes of pricing purchases and redemption orders, the net asset value per share of the Fund is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (generally, 4:00 p.m. Eastern
Time). Net asset value per share is determined on each business day, except those holidays which the Exchange, or banks and trust companies which are affiliated with National City Corporation (the "Banks"), observe (currently New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day) ("Business Day"). Net asset value per share of a particular class in the Fund is calculated by dividing the value of all securities and other assets belonging to the Fund allocable to such class, less the liabilities charged to that class, by the number of the outstanding shares of that class.

                  The Fund's investments in securities for which market quotations are readily available are valued at their market values determined on the basis of closing sales prices, if the principal market is an exchange, or the mean between their current available bid and asked prices, for unlisted securities or for securities traded on a national securities market. Securities and other assets for which quotations are not readily available are valued at their fair value under procedures approved by the Board of Trustees. Absent unusual circumstances, short-term investments having maturities of 60 days or less are valued on the basis of amortized cost unless the Trust's Board of Trustees determines that this does not represent fair value. The net asset value per share of each class of shares of the Fund will fluctuate as the value of its investment fund changes.

                        HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

                  Shares in the Fund are sold on a continuous basis by the Trust's sponsor and distributor. The Distributor is a registered broker/dealer with principal offices located at Oaks, Pennsylvania 19456.

                  From time to time, the Distributor, at its expense, may offer promotional incentives to dealers. As of the date of this Prospectus, the Distributor intends to offer certain promotional incentives to dealers, including trips and monetary awards, to NatCity Investments, Inc. and other affiliates of National City.

PURCHASE OF RETAIL SHARES

                  Retail shares are sold to the public ("Investors") primarily through financial institutions such as banks, brokers and dealers. Investors may purchase Retail shares directly in accordance with the procedures set forth below or through procedures established by their financial institutions in connection with the requirements of their accounts.

                  Financial institutions may charge certain account fees depending on the type of account the Investor has established with the institution. (For information on such fees, the Investor should review his agreement with the institution or contact it directly.) In addition, certain financial institutions may enter into shareholder servicing agreements with the Trust whereby a financial institution would perform various administrative support services for its customers who are the beneficial owners of Retail shares and would receive fees from the Fund for such services of up to .25% (on an annualized basis) of the average daily net asset value of such shares. See "Shareholder Services Plan." To purchase shares, Investors should call 1-800-622-FUND (3863) or visit their local NatCity Investments, Inc. office:

                  Akron                 1-800-229-0295
                  Cleveland             1-800-624-6450
                  Columbus              1-800-345-0278
                  Dayton                1-800-755-8723
                  Indianapolis          1-800-826-2868
                  Louisville            1-800-727-5656
                  Pittsburgh            1-800-282-1078
                  Toledo                1-800-331-8275
                  Youngstown            1-800-742-4098

                  Shares may be purchased in conjunction with an individual retirement account ("IRA") and rollover IRAs where a designated custodian acts as custodian. Investors should contact NatCity Investments, Inc., the Distributor or their financial institutions for information as to applications and annual fees. Investors should also consult their tax advisers to determine whether the benefits of an IRA are available or appropriate.

                  The minimum investment for the initial purchase of Retail shares in each Fund is $2,500, except for purchases for an IRA or other retirement plan in which event the minimum initial investment is $500. All subsequent investments for Retail shares and IRAs are subject to a minimum investment of $250. Investments made in Retail shares through a monthly savings program described below are not subject to the minimum initial and subsequent investment requirements or any minimum account balance requirements described in "Other Redemption Information." Purchases for an IRA through the monthly savings program will be considered as contributions for the year in which the purchases are made.

                  Under a monthly savings program, Investors may add to their investment in the Retail shares of a Fund, in a consistent manner twice each month, with a minimum amount of $50 per month. Monies may be automatically withdrawn from a shareholder's checking or savings account available through an Investor's financial institution and invested in additional Retail shares at the Public Offering Price next determined after an order is received by the Trust. An Investor may apply for participation in a monthly program by completing an application obtained through a financial institution, such as banks, brokers, or dealers selling Retail shares of the Funds, or by calling 1-800-622-FUND (3863). The program may be modified or terminated by an Investor on 30 days written notice or by the Trust at any time.

                  All shareholders of record will receive confirmations of share purchases and redemptions. Financial institutions will be responsible for transmitting purchase and redemption orders to the Trust's transfer agent, State Street Bank and Trust Company (the "Transfer Agent"), on a timely basis.

                  The Trust reserves the right to reject any purchase order.

SALES CHARGES APPLICABLE TO PURCHASES OF RETAIL SHARES

                  The Public Offering Price for Retail shares of the Fund is the sum of the net asset value of the shares being purchased plus any applicable sales charge per account, which is assessed as follows:

                                               AS A %           AS A %            DEALERS'
                                             OF OFFERING        OF NET           REALLOWANCE
                                              PRICE PER       ASSET VALUE         AS A % OF
AMOUNT OF TRANSACTION                           SHARE          PER SHARE       OFFERING PRICE
---------------------                           -----          ---------       --------------

Less than $100,000..................             3.75             3.90              3.75

$100,000 but less
  than $250,000.....................             2.75             2.83              2.75

$250,000 but less
 than $500,000......................             2.00             2.04              2.00

$500,000 but less
  than $1,000,000...................             1.25             1.27              1.25

$1,000,000 or more..................             0.00             0.00              0.00

                  Under the 1933 Act, the term "underwriter" includes persons who offer or sell for an issuer in connection with the distribution of a security or have a direct or indirect participation in such undertaking, but excludes persons whose interest is limited to a commission from an underwriter or dealer not in excess of the usual and customary distributors' or sellers' commission. The Staff of the SEC has expressed the view that persons who receive 90% or more of a sales load may be deemed to be underwriters within the meaning of this definition. The Dealers' Reallowance may be changed from time to time.

                  No sales charge will be assessed on purchases of Retail shares made by:

                  (a) trustees and officers of the Trust

                  (b) directors, employees and participants in employee benefit/retirement plans (annuitants) of National City Corporation or any of its affiliates

                  (c) the spouses, children, grandchildren, and parents of individuals referred to in clauses (a) and (b) above

                  (d) qualified retirement plans purchasing shares through NatCity Investments, Inc.

                  (e) individuals investing in the Fund by way of a direct transfer or a rollover from a qualified plan distribution and subsequent transactions into the same account where affiliates of National City Corporation are serving as a trustee or agent

                  (f) investors purchasing Fund shares through a payroll deduction plan

                  (g) individuals investing in the Fund by way of an asset allocation program sponsored by financial institutions, although certain account level fees may apply

REDUCED SALES CHARGES APPLICABLE TO PURCHASES OF RETAIL SHARES

                  The applicable sales charge may be reduced on purchases of Retail shares of the Fund made under the Right of Accumulation or Letter of Intent, as described below. To qualify for a reduced sales charge, Investors must so notify their financial institutions or the Trust directly by calling 1-800-622-FUND (3863) at the time of purchase. Reduced sales charges may be modified or terminated at any time and are subject to confirmation of an Investor's holdings.

                  Right of Accumulation.

                  Investors may use their aggregate investments in Retail shares in determining the applicable sales charge. An Investor's aggregate investment in Retail shares is the total value (based on the higher of current net asset value or any Public Offering Price originally paid) of:

                  (a) current purchases

                  (b) Retail shares that are already beneficially owned by the Investor for which a sales charge has been paid

                  (c) Retail shares that are already beneficially owned by the Investor which were purchased prior to July 22, 1990

                  (d) Retail shares purchased by dividends or capital gains that are reinvested

                  If, for example, an Investor beneficially owns Retail shares of the Fund with an aggregate current value of $90,000 and subsequently purchases Retail shares of the Fund having a current value of $10,000, the sales charge applicable to the subsequent purchase would be reduced to 2.75% of the Public Offering Price.

                  Letter of Intent.

                  An Investor may qualify for a reduced sales charge immediately upon signing a nonbinding Letter of Intent stating the Investor's intention to invest during the next 13 months a specified amount which, if made at one time, would qualify for a reduced sales charge. The Letter of Intent option is included on the account application which may be obtained from the Investor's financial institution or directly from the Trust by calling 1-800-622-FUND
(3863). If an Investor so elects, the 13-month period may begin up to 30 days prior to the Investor's signing the Letter of Intent. The initial investment under the Letter of Intent must be equal to at least 4.0% of the amount indicated in the Letter of Intent. During the term of a Letter of Intent, the Transfer Agent will hold Retail shares representing 4.0% of the amount indicated in the Letter of Intent in escrow for payment of a higher sales charge if the entire amount is not purchased. Upon completing the purchase of the entire amount indicated in the Letter of Intent, the escrowed shares will be released. If the entire amount is not purchased within the 13-month period or is redeemed within one year from the time of fulfillment, the Investor will be required to pay an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge the Investor would have had to pay on the aggregate purchases if the total of such purchases had been made at a single time.

PURCHASE OF INSTITUTIONAL SHARES

                  Institutional shares are sold primarily to Banks and NAM customers ("Customers") that are large institutions. Institutional shares are sold without a sales charge imposed by the Trust or the Distributor. However, depending on the terms governing the particular account, the Banks or NAM may impose account charges such as account maintenance fees, compensating balance requirements or other charges based upon account transactions, assets or income which will have the effect of reducing the shareholder's net return on his investment in the Fund. There is no minimum investment.

                  It is the responsibility of the Banks or NAM to transmit their Customers' purchase orders to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. Institutional shares will normally be held of record by the Banks or NAM. Confirmations of share purchases and redemptions will be sent to the Banks and NAM. Beneficial ownership of Institutional shares will be recorded by the Banks and reflected in the account statements provided by them to their Customers.

                  The Trust reserves the right to reject any purchase order.

EFFECTIVE TIME OF PURCHASES

                  Purchase orders for shares of the Fund which are received by the Transfer Agent prior to 4:00 p.m. (Eastern Time) on any Business Day are priced according to the net asset value per share determined on that day plus any applicable sales charge (the "Public Offering Price"). Immediately available funds must be received by the Trust's custodian prior to 2:00 p.m. (Eastern
Time) on the third Business Day following the receipt of such order, at which time the order will be executed. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Bank or financial institution placing the order. Purchase orders for which payment has not been received or accepted will be returned after prompt inquiry to the sending Bank or institution.

REDEMPTION OF RETAIL SHARES

                  Redemption orders must be placed in writing or by telephone to the same financial institution that placed the original purchase order. It is the responsibility of the financial institutions to transmit redemption orders to the Transfer Agent. Investors who purchased shares directly from the Trust may redeem shares in any amount by calling 1-800-622-FUND (3863). Redemption proceeds are paid by check or credited to the Investor's account with his financial institution.

REDEMPTION OF INSTITUTIONAL SHARES

                  Customers may redeem all or part of their Institutional shares in accordance with instructions and limitations pertaining to their accounts at the Banks. It is the responsibility of the Banks to transmit redemption orders to the Transfer Agent and credit their Customers' accounts with the redemption proceeds on a timely basis. Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Transfer Agent. No charge for wiring redemption payments is imposed by the Trust, although Banks may charge their Customers' accounts for services. Information relating to such services and charges, if any, is available from the Banks.

                  If a Customer has agreed with a particular Bank to maintain a minimum balance in his account at the Bank and the balance in such account falls below that minimum, the Customer may be obliged to redeem all or part of his Institutional shares to the extent necessary to maintain the required minimum balance. Customers who have instructed that automatic purchases and redemptions be made for their accounts receive monthly confirmations of share transactions.

WRITTEN REDEMPTION PROCEDURES

                  A shareholder of record may redeem shares in any amount by sending a written request to Armada Funds, P.O. Box 8421, Boston, Massachusetts 02266-8421. Redemption requests must be signed by each shareholder, including each joint owner on redemption requests for joint accounts, in the exact manner as the Fund account is registered, and must state the number of shares or the amount to be redeemed and identify the shareholder account number and tax identification number. For a redemption amount of $10,000 or more, each signature on the written request must be guaranteed by a commercial bank or trust company which is a member of the Federal Reserve System or FDIC, a member firm of a national securities exchange or a savings and loan association. A signature guaranteed by a savings bank or notarized by a notary public is not acceptable. For a redemption amount less than $10,000, no signature guarantee is needed. The Trust may require additional supporting documents for redemptions made by corporations, fiduciaries, executors, administrators, trustees, guardians and institutional investors.

TELEPHONE REDEMPTION PROCEDURES

                  A shareholder of record also may redeem shares in any amount by calling 1-800-622-FUND (3863) (provided the appropriate election was made on the shareholder's account application).

                  During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, shareholders should mail their redemption requests to their financial institutions or Armada Funds at the address shown above. Neither the Trust nor its Transfer Agent will be responsible for the authenticity of instructions received by telephone that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Trust and its Transfer Agent will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number and recent transactions in the account). To the extent that the Trust and its Transfer Agent fail to use reasonable procedures to verify the genuineness of telephone instructions, they may be liable for such instructions that prove to be fraudulent and unauthorized. In all other cases, shareholders will bear the risk of loss for fraudulent telephone transactions. The Trust reserves the right to refuse a telephone redemption if it believes it is advisable to do so. Procedures for redeeming Retail shares by telephone may be modified or terminated at any time by the Trust or the Transfer Agent.

OPTION TO MAKE SYSTEMATIC WITHDRAWALS

                  The Trust has available a Systematic Withdrawal Plan (the "Plan") for a shareholder who owns shares of any fund of the Trust held on the Transfer Agent's system. The Plan allows the shareholder to have a fixed minimum sum of $250 distributed at regular intervals. The shareholder's account must have a minimum value of $5,000 to be eligible for the Plan. Additional information regarding this service may be obtained from an Investor's financial institution or the Transfer Agent at 1-800-622-FUND (3863).

OTHER REDEMPTION INFORMATION

                  Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem, at net asset value, any account maintained by a shareholder that has a value of less than $1,000 due to redemptions where the shareholder does not increase the amount in the account to at least $1,000 upon 60 days' notice.

                  If any portion of the shares to be redeemed represents an investment made by personal check, the Trust reserves the right to delay payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected, which could take up to 15 calendar days from the date of purchase. A shareholder who anticipates the need for more immediate access to his investment should purchase shares by federal funds, bank wire, certified or cashier's check. Financial institutions normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and federal funds.

                  Payment to shareholders for shares redeemed will be made within seven days after receipt of the request for redemption or such shorter time period as may be required by the Securities Exchange Act of 1934.

EXCHANGE PRIVILEGE APPLICABLE TO RETAIL SHARES

                  The Trust offers an exchange program whereby Investors who have paid a sales charge to purchase Retail shares of the Fund or another investment portfolio of the Trust (each a "load Fund") may exchange those Retail shares for Retail shares of another load Fund offered by the Trust, or another investment fund offered by the Trust without the imposition of a sales charge (each a "no load Fund") at the net asset value per share on the date of exchange, provided that such other Retail shares may be legally sold in the state of the shareholder's residence. As a result, no additional sales charge will be incurred with respect to such an exchange.

                  Shareholders may also exchange Retail shares of a no load Fund for Retail shares of another no load Fund at the net asset value per share without payment of a sales charge.

                  In addition, shareholders of a no load Fund may exchange Retail shares for Retail shares of a load Fund subject to payment of the applicable sales charge. However, shareholders exchanging Retail shares of a no load Fund which were received in a previous exchange transaction involving Retail shares of a load Fund will not be required to pay an additional sales charge upon notification of the reinvestment of the equivalent amount into the Retail shares of a load Fund.

                  Shareholders contemplating an exchange should carefully review the Prospectus of the fund into which the exchange is being considered. An Armada Funds Prospectus may be obtained from NatCity Investments, Inc., an Investor's financial institution, or by calling 1-800-622-FUND (3863).

                  Any Retail shares exchanged must have a value at least equal to the minimum initial investment required by the particular investment fund into which the exchange is being made. Investors should make their exchange requests in writing or by telephone to the financial institutions through which they purchased their original Retail shares. It is the responsibility of financial institutions to transmit exchange requests to the Transfer Agent. Investors who purchased shares directly from the Trust should transmit exchange requests directly to the Transfer Agent. Exchange requests received by the Transfer Agent prior to 4:00 p.m. (Eastern Time) will be processed as of the close of business on the day of receipt; requests received by the Transfer Agent after 4:00 p.m. (Eastern Time) will be processed on the next Business Day. The Trust reserves the right to reject any exchange request. During periods of unusual economic or market changes, telephone exchanges may be difficult to implement. In such event, an Investor should mail the exchange request to his financial institution, and an Investor who directly purchased shares from the Trust should mail the exchange request to the Transfer Agent. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

             SYSTEMATIC EXCHANGE PROGRAM APPLICABLE TO RETAIL SHARES

                  Shares of a Fund may also be purchased through automatic monthly deductions from a shareholder's account from any Armada money market fund. Under a systematic exchange program, a shareholder enters an agreement to purchase shares of one or more specified funds over a specified period of time, and initially purchases shares of one Armada money market fund in an amount equal to the total amount of the investment. On a monthly basis, a specified dollar amount of shares of the Armada money market fund is exchanged for shares of the Funds specified.

                  The systematic exchange program of investing a fixed dollar amount at regular intervals over time has the effect of reducing the average cost per share of the Funds. This effect also can be achieved through the systematic investment program described previously in this prospectus. Because purchases of Retail Shares are subject to an initial sales charge, it may be beneficial for an investor to execute a Letter of Intent in connection with the systematic exchange program. A shareholder may apply for participation in this program through his or her financial institution or by calling 1-800-622-FUND
(3863).

                             DISTRIBUTION AGREEMENT

                  Under the Trust's Distribution Agreement and related Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, the Trust compensates the Distributor monthly for the direct and indirect expenses incurred by the Distributor for services provided and expenses assumed in providing such fund advertising, marketing, prospectus printing and other distribution services up to a maximum of .10% per annum of the average net assets of the fund, inclusive of an annual base fee of $1,250,000 plus incentive fees related to asset growth. Such fees are payable monthly and accrued daily among the investment funds with respect to which the Distributor is distributing shares.

                            SHAREHOLDER SERVICES PLAN

                  The Trust has implemented the Services Plan with respect to Retail shares of the Fund. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions pursuant to which the institutions render shareholder administrative services to their customers who are the beneficial owners of Retail shares of the Fund in consideration for the payment of up to .25% (on an annualized basis) of the average daily net asset value of such shares. Persons entitled to receive compensation for servicing Retail shares may receive different compensation with respect to those shares than with respect to Institutional shares in the same Fund. Shareholder administrative services may include aggregating and processing purchase and redemption orders, processing dividend payments from the Trust on behalf of customers, providing information periodically to customers showing their position in Retail shares, and providing sub-transfer agent services or the information necessary for subaccounting, with respect to Retail shares beneficially owned by customers. Since financial institutions may charge their customers fees depending on the type of customer account the Investor has established, beneficial owners of Retail shares should read this Prospectus in light of the terms and fees governing their accounts with financial institutions.

                           DIVIDENDS AND DISTRIBUTIONS

                  Dividends from the net investment income of the Fund are declared and paid quarterly. Any net realized capital gains will be distributed at least annually. Dividends and distributions will reduce the Fund's net asset value per share by the per share amount thereof.

                  Shareholders may elect to have their dividends reinvested in additional full and fractional Fund shares of the same class or series at the net asset value of such shares on the payment date. Shareholders must make such election, or any revocation thereof, in writing to his Bank or financial institution. The election will become effective with respect to dividends and distributions paid after its receipt.

                  Under the Services Plan, the amount of the Fund's net investment income available for distribution to the holders of Retail shares is reduced by the amount of shareholder servicing fees payable to financial institutions under the Services Plan.

                                      TAXES

                  The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves the Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with the Code.

                  Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its tax-exempt interest income (if any) net of certain deductions for such year. In general, the Fund's investment company taxable income will be its taxable income (including interest, dividends, and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Such distributions by the Fund will be taxable as ordinary income to its shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or to a qualified retirement plan are deferred under the Code.) For corporate shareholders, the dividends received deduction will apply to such distributions to the extent of the gross amount of qualifying dividends received by the Fund from domestic corporations for the taxable year.

                  Substantially all of the Fund's net realized long-term capital gains, if any, will be distributed at least annually to Fund shareholders. The Fund generally will have no tax liability with respect to such gains, and the distributions will be taxable to Fund shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held Fund shares and whether such gains are received in cash or reinvested in additional shares.

                  Dividends declared in December of any year payable to shareholders of record on a specified date in such month will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

                  Prior to purchasing Fund shares, the impact of dividends or distributions which are expected to be declared or have been declared, but not paid, should be carefully considered. Any dividend or distribution paid shortly after a purchase of shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

                  A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Fund shares depending upon the tax basis of such shares and their price at the time of redemption, transfer or exchange. If a shareholder has held shares for six months or less and during that time received a distribution taxable as a long-term capital gain, then any loss the shareholder might realize on the sale of those shares will be treated as a long-term capital loss to the extent of the earlier capital gain distribution. Generally, a shareholder may include sales charges incurred upon the purchase of Fund shares in his tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such shares. However, if the shareholder effects an exchange of such shares for shares of another Fund within 90 days of the purchase and is able to reduce the sales charges applicable to the new shares (by virtue of the Trust's exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares, but may be included (subject to this limitation) in the tax basis of the new shares.

                  Shareholders of the Fund will be advised at least annually as to the federal income tax consequences of distributions made to them each year. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes which may differ from federal tax consequences described above.

                  The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus; such laws and regulations may be changed by legislative or administrative actions. The foregoing summarizes some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisers with specific reference to their own tax situation.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees. The trustees of the Trust, their addresses, principal occupations during the past five years, other affiliations, and the compensation paid by the Trust and the fees and reimbursed expenses they receive in connection with each meeting of the Board of Trustees they attend are included in the Statement of Additional Information.

INVESTMENT ADVISER

                  NAM serves as investment adviser to the Fund. NAM is a registered investment adviser providing investment advisory and related services.

                  On December 31, 1996, NAM had approximately $6.2 billion in assets under management. NAM has its principal offices at 101 South Fifth Street, Louisville, Kentucky 40202.

                  Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment policies, the adviser has agreed to manage the Fund, make decisions with respect to and place orders for all purchases and sales of the Fund's securities, and maintain the Fund's records relating to such purchases and sales. The Fixed Management Group of NAM makes the investment decisions for the Fund. No one person is primarily responsible for the day to day management of the Fund.

                  For the services provided and expenses assumed pursuant to the Advisory Agreement relating to the Fund, the adviser is entitled to receive an advisory fee, computed daily and payable monthly, at the annual rate of .75% of the average net assets of the Fund. Shareholders should note that these fees are higher than those payable by other investment companies. However, the Trust believes that the fees are within the range of fees payable by investment funds with comparable investment objectives and policies. The adviser may from time to time waive all or a portion of its advisory fees to increase the net income of the Funds available for distribution as dividends.

ADMINISTRATOR

                  PFPC Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as the administrator to the Fund. PFPC is an indirect, wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                  Under its Administration and Accounting Services Agreement with the Trust, PFPC has agreed to provide the following services with respect to the Fund: statistical data, data processing services and accounting and bookkeeping services; prepare tax returns and certain reports filed with the SEC; assist in the preparation of reports to shareholders and the preparation of the Trust's registration statement; maintain the required fidelity bond coverage; calculate the Fund's net asset value per share, net income, and realized capital gains (losses); and generally assist the Fund with respect to all aspects of its administration and operation. PFPC is entitled to receive with respect to the Fund an administrative fee, computed daily and paid monthly, at the annual rate of .10% of the first $200,000,000 of its net assets, 0.75% of the next $200,000,000 of its net assets, .045% of the next $200,000,000 of its net assets and .02% of its net assets over $600,000,000 and is entitled to be reimbursed for its out-of-pocket expenses incurred on behalf of the Fund.

                     DESCRIPTION OF THE TRUST AND ITS SHARES

                  The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund authorized to issue 40 separate classes or series of shares of beneficial interest ("shares"). Two of these classes or series, which represent interests in the Fund (Class W and Class W - Special Series 1) are described in this Prospectus. Class W shares constitute the Institutional class or series of shares; and Class W - Special Series 1 shares constitute the Retail class or series of shares. The other Funds of the Trust are:

                  Money Market Fund
                  (Class A and Class A - Special Series 1)

                  Government Fund
                  (Class B and Class B - Special Series 1)

                  Treasury Fund
                  (Class C and Class C - Special Series 1)

                  Tax Exempt Fund
                  (Class D and Class D - Special Series 1)

                  Equity Growth Fund
                  (Class H and Class H - Special Series 1)

                  Fixed Income Fund
                  (Class I and Class I - Special Series 1)

                  Ohio Tax Exempt Fund
                  (Class K and Class K - Special Series 1)

                  National Tax Exempt Fund
                  (Class L and Class L - Special Series 1)

                  Equity Income Fund
                  (Class M and Class M - Special Series 1)

                  Mid Cap Regional Fund
                  (Class N and Class N - Special Series 1)

                  Enhanced Income Fund
                  (Class O and Class O - Special Series 1)

                  Total Return Advantage Fund
                  (Class P and Class P - Special Series 1)

                  Pennsylvania Tax Exempt Fund
                  (Class Q and Class Q - Special Series 1)

                  Intermediate Government Fund
                  (Class R and Class R - Special Series 1)

                  GNMA Fund
                  (Class S and Class S - Special Series 1)

                  Pennsylvania Municipal Fund
                  (Class T and Class T - Special Series 1)

                  Foreign Equity Fund
                  (Class U and Class U - Special Series 1)

                  Equity Index Fund
                  (Class V and Class V - Special Series 1)

                  Small Cap Growth Fund
                  (Class X and Class X - Special Series 1)

                  Real Income Protection Fund
                  (Class Y and Class Y - Special Series 1)

                  Each share has no par value, represents an equal proportionate interest in the investment fund with other shares of the same class or series outstanding, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of the Trust's Board of Trustees. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into any number of additional classes of shares and to classify or reclassify any class of shares into one or more series of shares.

                  Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held. Shareholders will vote in the aggregate and not by investment fund, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular investment fund. The Statement of Additional Information gives examples of situations in which the law requires voting by investment fund. In addition, shareholders of each of the investment funds will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines the matter to be voted on affects only the interests of the holders of a particular class or series of shares. Under the Services Plan, only the holders of Retail shares in an investment fund are, or would be entitled to vote on matters submitted to a vote of shareholders (if any) concerning the Services Plan. Voting rights are not cumulative, and accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the trustees irrespective of the vote of the other shareholders.

                  As stated previously in the text of this document, the Trust is organized as a trust under the laws of Massachusetts. Shareholders of such a trust may, under certain circumstances, be held personally liable (as if they were partners) for the obligations of the Trust. The Declaration of Trust of the Trust provides for indemnification out of the Trust property for any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason.

                  The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of shareholders entitled to cast at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called by shareholders to consider the removal of one or more trustees. Shareholders will receive shareholder communication assistance with respect to such matter as required by the 1940 Act.

                          CUSTODIAN AND TRANSFER AGENT

                  National City Bank serves as the custodian of the Trust's assets. State Street Bank and Trust Company serves as the Trust's transfer and dividend disbursing agent. Communications to the Transfer Agent should be directed to P.O. Box 8421, Boston, Massachusetts 02266-8421. The fees payable by the Trust for these services are described in the Statement of Additional Information.

                                    EXPENSES

                  Except as noted below, the Trust's adviser bears all expenses in connection with the performance of its services. The Fund bears its own expenses incurred in its operations including: taxes; interest; fees (including fees paid to its trustees and officers); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; expenses related to the Distribution Plan; advisory fees; administration fees and expenses; charges of the custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholders' reports and shareholder meetings; and any extraordinary expenses. The Fund also pays for brokerage fees and commissions in connection with the purchase of its portfolio securities. Under the Services Plan, the Retail shares in the Fund also bear the expense of shareholder servicing fees.

                                  MISCELLANEOUS

                  Shareholders will receive unaudited semi-annual reports and annual financial statements audited by independent auditors.

                  Pursuant to Rule 17f-2, as NAM is affiliated with National City Bank, which serves as custodian, a procedure has been established requiring three annual verifications, two of which are to be unannounced, of all investments held pursuant to the Custodian Services Agreement, to be conducted by the Trust's independent auditors.

                  As used in this Prospectus, a "vote of the holders of a majority of the outstanding shares" of the Trust or the Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the affirmative vote of the lesser of
(a) 50% or more of the outstanding shares of the Trust or the fund or (b) 67% or more of the shares of the Trust or the fund present at a meeting if more than 50% of the outstanding shares of the Trust or the fund are represented at the meeting in person or by proxy.

                  The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

                  Inquiries regarding the Trust or any of its investment funds may be directed to 1-800-622-FUND (3863).

ARMADA FUNDS

INVESTMENT ADVISER
AN AFFILIATE OF NATIONAL
CITY CORPORATION
         National Asset Management Corporation
         101 South Fifth Street
         Louisville, Kentucky 40202

         TABLE OF CONTENTS

                                                               PAGE
                                                               ----

EXPENSE TABLE...................................................  2

INTRODUCTION....................................................  4

INVESTMENT OBJECTIVES AND POLICIES..............................  4

INVESTMENT LIMITATIONS..........................................  6

PERFORMANCE INFORMATION.........................................  7

PRICING OF SHARES...............................................  8

HOW TO PURCHASE AND REDEEM SHARES...............................  9

DISTRIBUTION AGREEMENT.......................................... 15

SHAREHOLDER SERVICES PLAN....................................... 16

DIVIDENDS AND DISTRIBUTIONS..................................... 16

TAXES .......................................................... 16

MANAGEMENT OF THE TRUST......................................... 18

DESCRIPTION OF THE TRUST AND ITS SHARES......................... 19

CUSTODIAN AND TRANSFER AGENT.................................... 20

EXPENSES ....................................................... 21

MISCELLANEOUS................................................... 21

--------------------------------------------------------------------------------

* SHARES OF THE ARMADA FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, NATIONAL CITY BANK, ITS PARENT COMPANY OR ANY OF ITS AFFILIATES OR ANY BANK.

* SHARES OF THE ARMADA FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FDIC, OR ANY GOVERNMENTAL AGENCY OR STATE.

* AN INVESTMENT IN THE ARMADA FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

National City Bank and certain of its affiliates serve as investment advisers to Armada Funds for which they receive an investment advisory fee. Past performance is not indicative of future performance, and the investment return will fluctuate, so that you may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                                                    ARMADA FUNDS

                                                                      PROSPECTUS

                                                            ______________, 1997

                                                                Core Equity Fund

                                  ARMADA FUNDS

                            Oaks, Pennsylvania 19456

ARMADA FUNDS

Investment Adviser
An Affiliate of National
City Corporation
         National Asset Management Corporation
         101 South Fifth Street
         Louisville, Kentucky 40202

                                  ARMADA FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                               _____________, 1997

                                CORE EQUITY FUND

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for the above Fund of Armada Funds (the "Trust"), dated _________ __, 1997 (the "Prospectus"). A copy of the Prospectus may be obtained by calling or writing the Trust at 1-800-622-FUND, Oaks, Pennsylvania 19456.

                                TABLE OF CONTENTS

                                                                      Page
                                                                      ----

STATEMENT OF ADDITIONAL INFORMATION....................................  1

INVESTMENT OBJECTIVES AND POLICIES.....................................  1

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.........................  7

DESCRIPTION OF SHARES..................................................  8

ADDITIONAL INFORMATION CONCERNING TAXES................................ 10

TRUSTEES AND OFFICERS.................................................. 12

ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
SERVICES AND TRANSFER AGENCY AGREEMENTS................................ 17

SHAREHOLDER SERVICES PLAN.............................................. 20

PORTFOLIO TRANSACTIONS................................................. 21

AUDITORS............................................................... 21

COUNSEL................................................................ 22

PERFORMANCE INFORMATION................................................ 22

MISCELLANEOUS.......................................................... 23

APPENDIX A.............................................................A-1

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                  This Statement of Additional Information should be read in conjunction with the Prospectus of Armada Funds (the "Trust") that describes the Core Equity Fund. The information contained in this Statement of Additional Information expands upon matters discussed in the Prospectus. No investment in shares of a Fund should be made without first reading the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------

ADDITIONAL INFORMATION ON FUND MANAGEMENT
-----------------------------------------

                  Further information on the adviser's investment management strategies, techniques, policies and related matters may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See also, "Performance Information" below.

                  Attached to this Statement of Additional Information is Appendix A which contains descriptions of the rating symbols used by S&P, Fitch, Duff, IBCA and Moody's for securities which may be held by the Funds.

FOREIGN SECURITIES AND AMERICAN DEPOSITORY RECEIPTS ("ADRS")
------------------------------------------------------------

                  Unanticipated political or social developments may affect the value of the Fund's investments in emerging market countries and the availability to the Fund of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Fund's investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

                  Investors should be aware that investment in foreign markets can result in higher costs to the Fund. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

                  The Fund may invest its assets in ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in United States dollars. The securities underlying an ADR, however, will normally be denominated in a foreign currency. The underlying securities may be subject to foreign government taxes which could reduce the yield on such securities.

WHEN-ISSUED SECURITIES
----------------------

                  The Fund may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase when-issued securities, the custodian sets aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment, marked to market daily. It is likely that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its funds might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

                  When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

WARRANTS
--------

                  Warrants enable the owner to subscribe to and purchase a specified number of shares of the issuing corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The purchase of warrants involves the risk that the purchaser could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

CONVERTIBLE SECURITIES
----------------------

                  Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock. The value of the convertibility feature depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

                  In selecting convertible securities, the adviser will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and the ratings of the securities. Since credit rating agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the adviser will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments. The Fund may retain a portfolio security whose rating has been changed if the adviser deems that retention of such security is warranted.

VARIABLE AND FLOATING RATE OBLIGATIONS
--------------------------------------

                  The Fund may purchase variable and floating rate obligations (including variable amount master demand notes) which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable and floating rate obligations are direct lending arrangements between the Fund and the issuer, they are not normally traded although certain variable and floating rate obligations, such as Student Loan Marketing Association variable rate obligations, may have a more active secondary market because they are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Even though there may be no active secondary market in such instruments, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell them to a third party. Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or the U.S. Government, its agencies or instrumentalities. The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the adviser. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

SHORT TERM OBLIGATIONS
----------------------

                  The Fund may invest in various short term obligations including those described below.

                  Investments include commercial paper and other short term promissory notes issued by corporations (including variable and floating rate instruments). The Fund may also acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity. Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable demand and time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar denominated bankers' acceptances, certificates of deposit and time deposits issued by foreign branches of U.S. banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. The Fund may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets. Investment in non-negotiable time deposits is limited to no more than 5% of the Fund's total assets at the time of purchase.

U.S. GOVERNMENT OBLIGATIONS
---------------------------

                  The Fund may purchase obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the Government National Mortgage Association. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the adviser believes that the credit risk with respect thereto is minimal.

SECURITIES OF OTHER INVESTMENT COMPANIES
----------------------------------------

                  The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole.

PORTFOLIO TURNOVER
------------------

                  The Fund may engage in short term trading and may sell securities which have been held for periods ranging from several months to less than a day. Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes U.S. Government securities and all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Fund to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making fund decisions.

ADDITIONAL INVESTMENT LIMITATIONS
---------------------------------

                  In addition to the investment limitations disclosed in the Prospectus, the Fund is subject to the following investment limitations which may not be changed without approval of the holders of a majority of the outstanding shares of the Fund (as defined under "Description of Shares" below).

                  The Fund may not:

                  1. Purchase or sell real estate, except that it may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

                  2. Invest in commodities, except that as consistent with its investment objective and policies the Fund may:
1) purchase and sell options, forward contracts, futures contracts, including without limitation those relating to indices; 2) purchase and sell options on futures contracts or indices; 3) purchase publicly traded securities of companies engaging in whole or in part in such activities.

                  3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as it might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

                  In addition to the above fundamental limitations, the Fund is subject to the following non-fundamental limitations, which may be changed without a shareholder vote:

                  The Fund may not:

                  1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act.

                  2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies, for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

                  3. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to its transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, and (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

                  4. Purchase securities of companies for the purpose of exercising control.

                  5. Invest more than 15% of its total assets in illiquid securities.

                  The Fund does not intend to purchase securities while its outstanding borrowings are in excess of 5% of its assets. Securities held in escrow or separate accounts in connection with its investment practices are not deemed to be pledging for purposes of this limitation.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

                  Shares in the Trust are sold on a continuous basis by SEI Financial Services Company (the "Distributor"), which has agreed to use appropriate efforts to solicit all purchase orders. The issuance of shares is recorded on the books of the Trust. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor's financial institution at its principal office. Such requests must be signed by each shareholder, with each signature guaranteed by a U.S. commercial bank or trust company or by a member firm of a national securities exchange. Guarantees must be signed by an authorized signatory and "Signature Guaranteed" must appear with the signature. An investor's financial institution may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.

                  The Trust may suspend the right of redemption or postpone the date of payment for more than seven days for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

                  There is no sales load charged on shares acquired through the reinvestment of dividends or distributions on such shares.

                  Automatic investment programs such as the monthly savings program ("Program") described in the Prospectus offered by the Fund permit an investor to use "dollar cost averaging" in making investments. Under this Program, an agreed upon fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors to reduce their average cost per share because the Program results in more shares being purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that dollar cost averaging results in purchases of shares regardless of their price on the day of investment or market trends and does not ensure a profit, protect against losses in a declining market, or prevent a loss if an investor ultimately redeems his shares at a price which is lower than their purchase price. An investor may want to consider his financial ability to continue purchases through periods of low price levels. From time to time, in advertisements, sales literature, communications to shareholders and other materials ("Materials"), the Trust may illustrate the effects of dollar cost averaging through use of or comparison to an index such as the S&P 500.

OFFERING PRICE PER RETAIL SHARE OF THE FUNDS
--------------------------------------------

                  An illustration of the computation of the offering price per Retail share of the Fund, based upon the estimated value of its net assets and number of shares outstanding on its commencement date, is as follows:

                                      TABLE
                                      -----

Net Assets of Retail Shares.....................................$10,000,000

Outstanding Retail Shares........................................$1,000,000

Net Asset Value Per Share............................................$10.00
      ($10,000,000 / $1,000,000)

Sales Change, 3.75% of offering
  price (3.90% of net asset value
  per share)...........................................................$.39

Offering to Public...................................................$10.39

* Amounts are estimated as the Fund has not commenced operations.

EXCHANGE PRIVILEGE
------------------

                  Investors may exchange all or part of their Retail shares as described in the Prospectus. Any rights an Investor may have (or have waived) to reduce the sales load applicable to an exchange, as may be provided in a Fund Prospectus, will apply in connection with any such exchange. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

                  By use of the exchange privilege, the Investor authorizes the Trust's Transfer Agent or his financial institution to act on telephonic or written instructions from any person representing himself or herself to be the shareholder and believed by the Transfer Agent or the financial institution to be genuine. The Investor or his financial institution must notify the Transfer Agent of his prior ownership of Retail shares and account number. The Transfer Agent's records of such instructions are binding.

                              DESCRIPTION OF SHARES
                              ---------------------

                  The Trust is a Massachusetts business trust. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of 40 classes or series of shares. Two of these classes or series, which represent interests in the Core Equity Fund (Class W and Class W - Special Series 1) are described in this Statement of Additional Information and the related Prospectus.

                  Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of the Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets of the Trust not belonging to any particular Fund which are available for distribution.

                  Rule 18f-2 under the 1940 Act provides that any matter required by the 1940 Act, applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment fund affected by such matter. Rule 18f-2 further provides that an investment fund is affected by a matter unless the interests of each fund in the matter are substantially identical or the matter does not affect any interest of the fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular fund. In addition, shareholders of each class in a particular investment fund have equal voting rights except that only Retail shares of an investment fund will be entitled to vote on matters submitted to a vote of shareholders (if any) relating to shareholder servicing fees that are allocable to such shares.

                  Although the following types of transactions are normally subject to shareholder approval, the Board of Trustees may, under certain limited circumstances, (a) sell and convey the assets of an investment fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert an investment fund's assets into money and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to an investment fund with the assets belonging to another investment fund of the Trust, if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on shareholders of any fund participating in such combination, and, in connection therewith, to cause all outstanding shares of any fund to be redeemed at their net asset value or converted into shares of another class of the Trust shares at net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his original investment due to changes in the market prices of the fund's securities. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

                     ADDITIONAL INFORMATION CONCERNING TAXES
                     ---------------------------------------

                  The following summarizes certain additional tax considerations generally affecting the Trust and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders or possible legislative changes, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

                  Each Fund of the Trust will be treated as a separate corporate entity under the Code and intends to qualify as a regulated investment company. In order to qualify for tax treatment as a regulated investment company under the Code, each Fund must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of each Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by a Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

                  Another requirement for qualification as a regulated investment company under the Code is that less than 30% of a Fund's gross income for a taxable year must be derived from gains realized on the sale or other disposition of the following investments held for less than three months: (1) stock and securities (as defined in Section 2(a)(36) of the 1940 Act; (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to a Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and, with respect to taxable debt securities and non taxable debt securities acquired after April 30, 1993, accrued market discount) received by a Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

                  Some investments held by a Fund may be subject to special rules which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. The Treasury Department has issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" are not subject to the mark-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by a Fund which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

                  The Trust will designate any distribution of long-term capital gains of a Fund as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Trust's taxable year. Shareholders should note that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

                  A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

                  If for any taxable year a Fund does not qualify for federal tax treatment as a regulated investment company, all of such Fund's taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on Municipal Bonds) would be taxable as ordinary income to the Fund's shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

                  Each Fund may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients".

                              TRUSTEES AND OFFICERS

                  W. Bruce McConnel, III, Esq., Secretary of the Trust, is a partner of the law firm of Drinker Biddle & Reath, which receives fees as counsel to the Trust. Neal J. Andrews, Treasurer of the Trust, is employed by PFPC, Inc. which receives fees as

Administrator to the Trust. The Trustees and officers of the Trust, their addresses, principal occupations during the past five years, and other affiliations are as follows:

                                                                         PRINCIPAL OCCUPATION
                                           POSITION WITH                 DURING PAST 5 YEARS
NAME AND ADDRESS                             THE TRUST                   AND OTHER AFFILIATIONS
----------------                             ---------                   ----------------------

Robert D. Neary*                           Chairman of the               Retired Co-Chairman of
1300 Huntington Building                   Board, President              Ernst & Young, April
925 Euclid Avenue                          and Trustee                   1984-September 1993;
Cleveland, OH  44115                                                     Director, Cold Metal
Age 62                                                                   Products, Inc., since
                                                                         March 1994; Director,
                                                                         Zurn Industries, Inc.,
                                                                         plumbing products and
                                                                         engineering and construction
                                                                         services) since June 1995.

Thomas R. Benua, Jr.                       Trustee                       Chairman, EBCO
564 Hackberry Drive                                                      Manufacturing Company
Westerville, OH  43081                                                   and Subsidiaries
Age 51                                                                   (manufacture, sale and
                                                                         financing of water coolers and
                                                                         dehumidifiers), since January
                                                                         1996 and President, January
                                                                         1987 to January 1996; Vice
                                                                         President and Executive
                                                                         Committee Member of Ebtech
                                                                         Corp. (market and sell bottled
                                                                         and point-of- use water
                                                                         coolers), since March 1991.

                                                                         PRINCIPAL OCCUPATION
                                           POSITION WITH                 DURING PAST 5 YEARS
NAME AND ADDRESS                             THE TRUST                   AND OTHER AFFILIATIONS
----------------                             ---------                   ----------------------

Leigh Carter*                              Trustee                       Retired President and
P.O. Box 13418                                                           Chief Operating
Akron, OH  44334                                                         Officer, BFGoodrich
Age 70                                                                   Company, August 1986
                                                                         to September 1990; Director,
                                                                         Adams Express Company
                                                                         (closed-end investment
                                                                         company), since April 1982;
                                                                         Director, Lamson & Sessions
                                                                         Co. (producer of electrical
                                                                         supplies for construction,
                                                                         consumer power and
                                                                         communications industry),
                                                                         since April 1991; Director,
                                                                         Petroleum & Resources Corp.,
                                                                         since April 1987; Director,
                                                                         Morrison Products
                                                                         (manufacturer of blower fans
                                                                         and air moving equipment),
                                                                         since April 1983.


John F. Durkott                            Trustee                       President and Chief
8600 Allisonville Road                                                   Operating Officer,
Indianapolis, IN  46250                                                  Kittle's Home
Age 51                                                                   Furnishings Center,
                                                                         Inc., since January 1982;
                                                                         partner, Kittles Bloomington
                                                                         Property Company, since
                                                                         January 1981; partner, KK&D
                                                                         (Affiliated Real Estate
                                                                         Companies of Kittle's Home
                                                                         Furnishings Center), since
                                                                         January 1989.

                                                                         PRINCIPAL OCCUPATION
                                           POSITION WITH                 DURING PAST 5 YEARS
NAME AND ADDRESS                             THE TRUST                   AND OTHER AFFILIATIONS
----------------                             ---------                   ----------------------

Richard W. Furst, Dean                     Trustee                       Professor of Finance
600 Autumn Lane                                                          and Dean, Carol Martin
Lexington, KY  40502                                                     Gatton College of
Age 57                                                                   Business and
                                                                         Economics, University of
                                                                         Kentucky, since 1981;
                                                                         Director, the Deed Corporation
                                                                         (investment group), since
                                                                         1990; Director, Foam Design,
                                                                         Inc. (manufacturer of
                                                                         industrial and commercial foam
                                                                         products), since 1993;
                                                                         Director, Studio Plus Hotels,
                                                                         Inc., since 1994.



J. William Pullen                          Trustee                       President and Chief
Whayne Supply Company                                                    Executive Officer,
1400 Cecil Avenue                                                        Whayne Supply Co.
P.O. Box 35900                                                           (engine and heavy
Louisville, KY 40232-5900                                                equipment
Age 57                                                                   distribution), since
                                                                         1986; President and Chief
                                                                         Executive Officer, American
                                                                         Contractors Rentals & Sales
                                                                         (rental subsidiary of Whayne
                                                                         Supply Co.), since 1988.

                                                                         PRINCIPAL OCCUPATION
                                           POSITION WITH                 DURING PAST 5 YEARS
NAME AND ADDRESS                             THE TRUST                   AND OTHER AFFILIATIONS
----------------                             ---------                   ----------------------

Richard B. Tullis                          Trustee                       Chairman Emeritus,
5150 Three Village Drive                                                 Harris Corporation
Lyndhurst, OH  44124                                                     (electronic
Age 82                                                                   communication and
                                                                         information processing
                                                                         equipment), since October
                                                                         1985; Director, NACCO
                                                                         Materials Handling Group, Inc.
                                                                         (manufacturer of industrial
                                                                         fork lift trucks), since 1984;
                                                                         Director, Hamilton
                                                                         Beach/Proctor-Silex, Inc.
                                                                         (manufacturer of household
                                                                         appliances), since 1990;
                                                                         Director, Waste-Quip, Inc.
                                                                         (waste handling equipment),
                                                                         since 1989.

W. Bruce McConnel, III                     Secretary                     Partner of law firm
Philadelphia National                                                    Drinker Biddle &
  Bank Building                                                          Reath,
1345 Chestnut Street,                                                    Philadelphia,
Suite 1100                                                               Pennsylvania
Philadelphia, PA 19107
Age 54

Neal J. Andrews                            Treasurer                      Vice President and
PFPC, Inc.                                                                Director of
400 Bellevue Parkway                                                      Accounting, PFPC,
Wilmington, DE  19809                                                     Inc., since 1992;
Age 31                                                                    prior thereto, Senior Auditor,
                                                                          Price Waterhouse.

--------------------

* Messrs. Neary and Carter are considered by the Trust to be "interested persons" of the Trust as defined in the 1940 Act.

                  Each trustee receives an annual fee of $7,500 plus $2,500 for each Board meeting attended and reimbursement of expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $2,500 per annum for services in such capacity. For the year ended May 31, 1996, the Trust's trustees and officers as a group received aggregate fees of $69,875. The trustees and officers of the Trust own less than 1% of the shares of the Trust.

                  The following table summarizes the compensation for each of the Trustees of the Trust for the fiscal year ended May 31, 1996:

                                                                 Pension or
                                                                 Retirement
                                                                  Benefits               Estimated
                                          Aggregate                Accrued               Approval                 Total
                                        Compensation             as Part of              Benefits             Compensation
             Name of                      from the               the Trust's               Upon                 from the
        Person, Position                    Trust                  Expenses             Retirement                Trust
        ----------------                    -----                  --------             ----------                -----

Richard B. Tullis,                         $13,000                   $0                     $0                   $13,000
Chairman, President
and Trustee

Thomas R. Benua,                           $11,375                   $0                     $0                   $11,375
Jr., Trustee

Leigh Carter,                              $11,375                   $0                     $0                   $11,375
Trustee

John F. Durkott,                           $11,375                   $0                     $0                   $11,375
Trustee

Richard W. Furst,                          $11,375                   $0                     $0                  $11,375
Trustee

J. William Pullen,                         $11,375                   $0                     $0                  $11,375
Trustee

Robert D. Neary,                             $0                      $0                     $0                     $0
Trustee



SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------

                  Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                  The Declaration of Trust states further that no trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of the Trust; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or the Trust shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expense, reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the trustees, have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he been a trustee.

                ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
                     SERVICES AND TRANSFER AGENCY AGREEMENTS
                -------------------------------------------------

ADVISORY AGREEMENT
------------------

                  As described in the Prospectus, National Asset Management Corporation ("NAM") serves as investment adviser to the Core Equity Fund. The adviser is an affiliate of National City Corporation, a bank holding company with $51 billion in assets, and headquarters in Cleveland, Ohio and nearly 900 branch offices in four states. Through its subsidiaries, National City Corporation has been managing investments for individuals, pension and profit-sharing plans and other institutional investors for over 75 years and currently manages over $38 billion in assets. From time to time, the adviser may voluntarily waive fees or reimburse the Trust for expenses.

                  The Advisory Agreement provides that the adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the adviser in the performance of its duties or from its reckless disregard of its duties and obligations thereunder. In addition, the adviser has undertaken in the Advisory Agreement to maintain its policy and practice of conducting its Trust Department independently of its Commercial Department.

                  The Advisory Agreement relating to the Fund was approved by its sole shareholder prior to the Fund's commencement of investment operations. Unless sooner terminated, the Advisory Agreement will continue in effect with respect to the Fund until September 30, 1997 and from year to year thereafter, subject to annual approval by the Trust's Board of Trustees, or by a vote of a majority of the outstanding shares of the Fund (as defined in the Fund's Prospectus) and a majority of the trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated by the Trust or the adviser on 60 days written notice, and will terminate immediately in the event of its assignment.

AUTHORITY TO ACT AS INVESTMENT ADVISER
--------------------------------------

                  Banking laws and regulations, including the Glass-Steagall
Act as presently interpreted by the Board of Governors of the Federal Reserve System, (a) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a bank holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company. The adviser believes that it may perform the services for the Fund contemplated by its Advisory Agreement with the Trust as described in such agreement without violation of applicable banking laws or regulations. However, there are no controlling judicial precedents and future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of present requirements, could prevent the adviser from continuing to perform services for the Trust. If the adviser were prohibited from providing services to the Fund, the Board of Trustees would consider selecting another qualified firm. Any new investment advisory agreement would be subject to shareholder approval.

                  Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of the adviser, or its affiliated and correspondent banks in connection with shareholder purchases of Fund shares, the adviser and its affiliated and correspondent banks might be required to alter materially or discontinue the services offered by them to shareholders. It is not anticipated, however, that any resulting change in the Trust's method of operations would affect its net asset value per share or result in financial losses to any shareholder.

                  If current restrictions preventing a bank or its affiliates from legally sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the adviser, or an affiliate of the adviser, would consider the possibility of offering to perform additional services for the Trust. Legislation modifying such restrictions has been proposed in past sessions in Congress. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which the adviser, or such an affiliate, might offer to provide such services.

ADMINISTRATION AND ACCOUNTING SERVICE AGREEMENT
-----------------------------------------------

                  PFPC serves as the administrator and accounting agent to the Trust. The services provided as administrator and accounting agent and current fees are described in the Prospectus.

DISTRIBUTION PLAN AND RELATED AGREEMENT
---------------------------------------

                  The Distributor acts as distributor of the Fund's shares pursuant to its Distribution Agreement with the Trust as described in the Prospectus. Shares are sold on a continuous basis.

                  Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a Distribution Plan (the "Plan") which permits the Trust to bear certain expenses in connection with the distribution of its shares. As required by Rule 12b-1, the Trust's 12b-1 Plan and related distribution agreement have been approved, and are subject to annual approval by, a majority of the Trust's Board of Trustees, and by a majority of the trustees who are not interested persons of the Trust and have no direct or indirect interest in the operation of the Plan or any agreement relating to the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan and related agreement. In compliance with the Rule, the trustees requested and evaluated information they thought necessary to an informed determination of whether the Plan and related agreement should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan and related agreement will benefit the Trust and its shareholders.

                  Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by a fund (in the Trust's case, the Distributor) provide for the trustees' review of quarterly reports on the amounts expended and the purposes for the expenditures.

                  Any change in the Plan that would materially increase the distribution expenses of the Fund requires approval by its shareholders, but otherwise, the Plan may be amended by the trustees, including a majority of the disinterested trustees who do not have any direct or indirect financial interest in the Plan or related agreement. The Plan and related agreement may be terminated as to the Fund by a vote of the Trust's disinterested trustees or by vote of the shareholders of the Fund, on not more than 60 days written notice. The selection and nomination of disinterested trustees has been committed to the discretion of such disinterested trustees as required by the Rule.

                  The Trust's Plan provides that each fund will compensate the Distributor for distribution expenses in an amount not to exceed .10% of such fund's average net assets. Distribution expenses payable by the Distributor pursuant to the Plan include direct and indirect costs and expenses incurred in connection with advertising and marketing a fund's shares, and direct and indirect costs and expenses of preparing, printing and distributing its prospectuses to other than current shareholders. The Plan provides that the Trust will pay the Distributor an annual base fee of $1,250,000 plus incentive fees based upon asset growth payable monthly and accrued daily by all of the Trust's investment funds with respect to which the Distributor is distributing shares.

                  The Plan has been approved, and will continue in effect for successive one year periods provided that such continuance is specifically approved by (1) the vote of a majority of the trustees who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan and (2) the vote of a majority of the entire Board of Trustees.

CUSTODIAN SERVICES AND TRANSFER AGENCY AGREEMENTS
-------------------------------------------------

                  National City Bank serves as the Trust's custodian with respect to the Fund. Under its Custodian Services Agreement, National City Bank has agreed to: (i) maintain a separate account or accounts in the name of the Fund; (ii) hold and disburse portfolio securities on account of the Fund; (iii) collect and make disbursements of money on behalf of the Fund; (iv) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (v) respond to correspondence by security brokers and others relating to its duties; and (vi) make periodic reports to the Board of Trustees concerning the Fund's operations. National City Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that it shall remain responsible for the performance of all of its duties under the Custodian Services Agreement and shall hold the Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian. The Fund reimburses National City Bank for its direct and indirect costs and expenses incurred in rendering custodial services, except that the costs and expenses borne by the Fund in any year may not exceed $.225 for each $1,000 of average gross assets of the Fund.

                  State Street Bank and Trust Company (the "Transfer Agent") serves as the Trust's transfer agent and dividend disbursing agent with respect to the Fund. Under its Transfer Agency Agreement, it has agreed to: (i) issue and redeem shares of the Fund; (ii) transmit all communications by the Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties;
(iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning the Fund's operations. The Transfer Agent sends each shareholder of record a statement (not less frequently than quarterly) showing the total number of shares owned as of the last business day of the month (as well as the dividends paid during the current month and year), and provides each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder's account with the Fund.

                            SHAREHOLDER SERVICES PLAN
                            -------------------------

                  As stated in the Prospectus, the Trust has implemented the Services Plan with respect to Retail shares in the Fund. Pursuant to the Services Plan, the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of Retail shares in consideration for the payment of up to .25% (on an annualized basis) of the net asset value of such shares. Such services may include: (i) aggregating and processing purchase and redemption requests from customers; (ii) providing customers with a service that invests the assets of their accounts in Retail shares; (iii) processing dividend payments from the Funds; (iv) providing information periodically to customers showing their position in Retail shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed with respect to Retail shares beneficially owned by customers; (vii) forwarding shareholder communications; and (viii) other similar services requested by the Trust. Agreements between the Trust and financial institutions will be terminable at any time by the Trust without penalty.

                             PORTFOLIO TRANSACTIONS
                             ----------------------

                  Pursuant to its Advisory Agreement with the Trust, NAM is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Fund. The adviser purchases portfolio securities either directly from the issuer or from an underwriter or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.

                  While the adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the adviser may receive orders for transactions by the Fund. Information so received is in addition to and not in lieu of services required to be performed by the adviser and does not reduce the fees payable to the adviser by the Fund. Such information may be useful to the adviser in serving both the Trust and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the adviser in carrying out its obligations to the Trust.

                  Portfolio securities will not be purchased from or sold to the Fund's adviser, the Distributor, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not give preference to its adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

                  Investment decisions for the Fund are made independently from those for the other Funds and for other investment companies and accounts advised or managed by the adviser. Such other Funds, investment companies and accounts may also invest in the same securities as such Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

                                    AUDITORS
                                    --------

                  Ernst & Young LLP, independent auditors, with offices at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, serve as independent auditors of the Trust.

                                     COUNSEL
                                     -------

                  Drinker Biddle & Reath (of which Mr. McConnel, Secretary of the Trust, is a partner), with offices at 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, are counsel to the Trust and will pass upon the legality of the shares offered hereby.

                             PERFORMANCE INFORMATION
                             -----------------------

                  The Fund computes its "average annual total return" by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                           ERV to the 1/n power
                                    T = [(-----) - 1]
                                            P

         Where:            T =      average annual total return

                         ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period

                           P =      hypothetical initial payment of $1,000

                           n = period covered by the computation, expressed in terms of years

                  The Fund computes its aggregate total returns by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                            ERV
                                    T =    (---)  - 1
                                             P

                  The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to the Fund's mean (or median) account size for any fees that vary with the size of the account. The maximum sales load and other charges deducted from payments are deducted from the initial $1,000 payment (variable "P" in the formula). The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the measuring period covered by the computation.

                  The Fund may also from time to time include in Materials a total return figure that is not calculated according to the formulas set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, the Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Fund does not, for these purposes, deduct from the initial value invested any amount representing sales charges. The Fund will, however, disclose the maximum sales charge and will also disclose that the performance data do not reflect sales charges and that inclusion of sale charges would reduce the performance quoted.

                  The Fund may also from time to time include discussions or illustrations of the effects of compounding in Materials. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

                  In addition, the Fund may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of the Fund, high-quality investments, economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Fund and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of the Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                                  MISCELLANEOUS
                                  -------------

                  The Fund bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations. All organization expenses are being amortized on the straight-line method over a period of five years from the date of commencement of operations.

                  As used in the Prospectus, "assets belonging to the Fund" means the consideration received by the Trust upon the issuance of shares in that particular Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular Fund. In determining the Fund's net asset value, assets belonging to the Fund are charged with the liabilities in respect of that Fund.

                                   APPENDIX A
                                   ----------

                             DESCRIPTION OF RATINGS

Corporate Long-Term Debt
------------------------

                  The following summarizes the four highest rating categories used by Standard & Poor's Ratings Group ("S&P") for corporate debt:

                  "AAA" - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                  "AA" - Debt rated "AA" is considered to have a very strong capacity to pay interest and repay principal and differs from "AAA" issues only to a small degree.

                  "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  The following summarizes the four highest rating categories used by Moody's Investors Service, Inc. ("Moody's) for corporate debt:

                  "Aaa" - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" through "Baa" in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks at the lower end of its generic rating category.

                  The following summarizes the four highest rating categories used by Duff & Phelps Credit Rating Co. ("Duff & Phelps") for corporate debt:

                  "AAA" - Bonds that are rated "AAA" are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Bonds that are rated "AA" are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  To provide more detailed indications of credit quality, the "AA," "A" and "BBB" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the four highest rating categories used by Fitch Investors Service, Inc. ("Fitch") for corporate bonds:

                  "AAA" - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  The following summarizes the four highest rating categories used by IBCA Inc. ("IBCA") for bonds:

                  "AAA" - Bonds rated "AAA" are considered to have an extremely strong capacity for repayment of debt obligations.

                  "AA" - Bonds rated "AA" are considered to have a very strong capacity for timely repayment of debt, although margins of protection may not be as large as for "AAA" issues, or protection elements may be subject to greater fluctuation.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

                  IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

Commercial Paper Ratings
------------------------

                  A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the highest rating category used by S&P for commercial paper:

                  "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the highest rating category used by Moody's for commercial paper:

                  "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Principal repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

                  The following summarizes the highest rating category used by Duff & Phelps for commercial paper:

                  "Duff 1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "Duff 1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "Duff 1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  The following summarizes the highest rating category used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

                  "F-1+" - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+."

                  IBCA uses the following highest rating category for short term notes including commercial paper:

                  "A1+" - These issues display the very highest quality borrowing characteristics and are of undoubted or prime creditworthiness.

                  "A1" - These issues display very strong borrowing characteristics.

                                  ARMADA FUNDS

--------------------------------------------------------------------------------

Oaks, Pennsylvania 19456                       If you purchased your shares
                                               through NatCity Investments,
                                               Inc., please call your Investment
                                               Consultant for information.

                                               For current performance, Fund
                                               information, account redemption
                                               information, and to purchase
                                               shares, please call
                                               1-800-622-FUND (3863).

         This Prospectus describes the Real Return Advantage Fund (the "Fund") of Armada Funds (the "Trust"):

         REAL RETURN ADVANTAGE FUND'S investment objective is to provide positive, long-term inflation-adjusted returns. The Fund will normally invest at least 80% of its total assets in inflation-indexed debt securities.

         The net asset value per share of the Fund will fluctuate as the value of its investment portfolio changes in response to changing market prices and other factors.

         National City Bank ("National City") serves as investment adviser to the Fund (the "adviser").

         SEI Financial Services Company (the "Distributor") serves as the Trust's sponsor and distributor. The Fund pays a fee to the Distributor for distributing its shares. See "Distribution Agreement."

         This Prospectus sets forth concisely the information about the Fund that a prospective investor should consider before investing. Investors should carefully read this Prospectus and retain it for future reference. Additional information about the Fund, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission ("SEC") and is available upon request without charge by contacting the Trust at its telephone number or address shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

         SHARES OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, NATIONAL

CITY BANK, ITS PARENT COMPANY OR ANY OF ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY GOVERNMENTAL AGENCY OR STATE. INVESTMENT IN THE TRUST INVOLVES RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            ___________________, 1997

                                  EXPENSE TABLE

                                                         RETAIL                   INSTITUTIONAL
                                                        SHARES(1,2)                 SHARES(2)
                                                        ---------                 -------------

SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases....................              3.75%                      None
   Sales Charge Imposed
     on Reinvested Dividends.................              None                       None
   Deferred Sales Charge.....................              None                       None
   Redemption Fee............................              None                       None
   Exchange Fee..............................              None                       None
 ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net
     assets)
   Management Fees (after fee waivers).......              0.40%                      0.40%
                                                           ----                       ----
   12b-1 Fees (after fee waivers)(3).........              0.06%2                     0.06%2
                                                           ----                       ----
   Other Expenses(4) (after fee
   waivers)..................................              0.42%3                     0.17%3
                                                           ----                       ----
     TOTAL FUND OPERATING
       EXPENSES(4) (after fee waivers).......              0.88%3                     0.63%3
                                                           ====                       ====
---------------------------

1 The Trust has implemented a Shareholder Services Plan (the "Services Plan") with respect to Retail shares in the Fund. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Retail shares in consideration for the payment of up to .25% (on an annualized basis) of the net asset value of such shares. For further information concerning the Services Plan, see "Shareholder Services Plan."

2 As of the date of this Prospectus, the Fund had not commenced investment operations, and therefore, the expenses for this Fund are estimates only.

3 The Fund has in effect a 12b-1 Plan pursuant to which it may bear fees in an amount of up to .10% of average daily net assets. As a result of the payment of sales charges and 12b-1 and certain other related fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"). The NASD has adopted rules which generally limit the aggregate sales charges and payments under the Trust's Service and Distribution Plan ("Distribution Plan") and Services Plan to a certain percentage of total new gross share sales, plus interest. The Trust would stop accruing 12b-1 and related fees if, to the extent, and for as long as, such limit would otherwise be exceeded.

4 Without fee waivers by the Administrator, Other Expenses and Total Fund Operating Expenses would be .27% and .73% for the Institutional shares and .52% and .98% for the Retail shares of the Fund. Additionally, if the maximum distribution fee permitted under the 12b-1 Plan were imposed, Total Fund Operating Expenses would be 1.02% and .77% for the Retail and Institutional shares of the Fund, respectively.

----------------------

For example, you would pay the following expenses on a hypothetical $1,000 investment, assuming: (1) a 5% annual return (a hypothetical return required by SEC regulations); and (2) the redemption of your investment at the end of the following time periods (the Fund does not charge a redemption fee):

                                                        1 YEAR        3 YEARS
                                                        ------        -------

Retail Shares.........................................   $46            $65
Institutional Shares..................................   $ 6            $20

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

                  The purpose of this Expense Table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For more complete descriptions of these costs and expenses, see "Management of the Trust" and "Distribution Agreement" in this Prospectus. Any fees that are charged by affiliates of the adviser or other institutions directly to their customer accounts for services related to investments in Retail shares of the Fund are in addition to and not reflected in the fees and expenses described above.

                                  INTRODUCTION

                  The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund consists of a pool of assets with the investment objective and policies as described below under "Investment Objective and Policies." The Fund is classified as a non-diversified investment fund under the 1940 Act.

                  Shares of the Fund have been classified into two separate classes -- Retail shares and Institutional shares. Retail shares and Institutional shares represent equal pro rata interests in the Fund except that, as described more fully below under "Shareholder Services Plan," the Trust has implemented the Services Plan with respect to Retail shares in the Fund. Under the Services Plan, only the beneficial owners of Retail shares bear the expenses of shareholder administrative services which are provided by financial institutions for their benefit (not to exceed .25% annually). See "Shareholder Services Plan," "Dividends and Distributions" and "Description of the Trust and Its Shares" for a description of the impact that the Services Plan may have on holders of Retail shares.

                        INVESTMENT OBJECTIVE AND POLICIES

In General

                  The investment objective of the Fund is to provide positive, long-term inflation-adjusted returns. The Fund will normally invest at least 80% of its total assets in inflation-indexed debt securities. Such securities will be issued either by U.S. and foreign governments, their agencies, or instrumentalities, or private issuers. In addition to investing in inflation-indexed debt securities, the Fund is authorized to invest in nominal debt securities, forward currency exchange contracts, when-issued securities, options, futures contracts, repurchase agreements and reverse repurchase agreements. Although there is no limit on the duration of debt instruments held by the Fund, it is expected that the average modified real duration of the Fund will normally vary approximately within 25% of the average modified real duration of all inflation-indexed bonds issued by the U.S. Treasury in the aggregate. In order to attain a higher return, the adviser may include nominal bonds, the principal value of which does not adjust for inflation, but which may offer higher rates of interest.

                  The Fund's investment objective and investment policies may be changed without a vote of shareholders. There can be no assurance that the Fund will achieve its objective.

Inflation-Indexed Securities

                  Inflation-indexed bonds are debt securities, the principal or income value of which is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than non-inflation related bonds, but are expected to retain their value against inflation over time. The amount of interest paid will vary according to adjustments in the principal value of such bonds.

                  Inflation-indexed securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them. Inflation-adjusted securities provide this "protected" return only if held to maturity, however. In addition, inflation-indexed securities may not trade at par value, since "real" interest rates (the market or nominal rate of interest less the anticipated rate of inflation) change over time. When real rates do change, (principal-indexed) inflation-indexed securities prices will be more sensitive to these changes than are maturity equivalent nominal securities to changes in nominal interest rates, as the inflation-indexed instruments have higher real modified durations. Should market expectations for real interest rates rise, the price of inflation-indexed securities and the share price of the Fund will fall. Investors in the Fund should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.

                  An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed principal securities. Such factors include the possibility that the inflation index may be subject to significant changes in interest rates, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, or that the resulting interest may be greater or less than that payable on nominal securities of similar maturities. In the event of sustained deflation, the amount of semiannual interest payments, the inflation-adjusted principal of the security and the value of the stripped components, will decrease. If any of these possibilities are realized, the Fund's net asset value would be negatively affected.

                  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of sustained deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If such a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

                  Investors should carefully consider the possible tax consequences from investing in the Fund. The Fund invests primarily in securities that for tax purposes may be considered to have been issued originally at a discount. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors may not receive their principal until maturity. Accordingly, to mitigate adverse tax consequences to the investor, the Fund distributes all income on a monthly basis. Investors in the Fund will receive dividends which represent both the interest payments and the principal adjustments of the inflation-indexed securities held in its portfolio. An investment in the Fund may therefore be a means to avoid the cash flow mismatch associated with a direct investment in inflation-indexed securities. See "Taxes" for information about the possible tax consequences of investing in the Fund and in inflation-indexed bonds.

Modified Real Duration

                  In managing fixed income securities, one of the principal tools generally used by the adviser is "duration," which is a measure of the expected life of a fixed income security on a present value basis, incorporating a bond's yield, coupon interest payments, final maturity and call features. Because of the unique features of inflation-indexed bonds, the adviser utilizes a modified form of duration for the fund ("modified real duration") which measures price changes in such bonds as a result of changes in real, rather than nominal, interest rates. It is important to note that the modified real duration of an (principal-indexed) inflation-indexed bond will exceed the modified nominal duration of an equal maturity nominal bond due to the longer time to receipt of cash flows given the smaller periodic coupon payment (the "real rate") and the accordant accretion to principal of the inflation adjustment. Accordingly, the price sensitivity of equivalent maturity (indexed-principal) inflation-indexed debt to changes in real rates will exceed that of nominal debt to changes in nominal interest rates.

Overall Price Sensitivity

                  Although the modified real duration of an (principal- indexed) inflation indexed security exceeds that of an equivalent maturity nominal security, note that historically, real interest rates have been significantly less volatile than have nominal rates. In other words, a portion of any change in nominal rates is not necessarily attributed to an equivalent change in real interest rates (rather, it represents a change in expected inflation and/or the inflation risk premium). Accordingly, though inflation-indexed debt is more sensitive to changes in real rates, the magnitude of such changes has been significantly less than those in equal maturity nominal rates. Consequently,

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the overall price sensitivity of these securities has been, and is forecasted to remain at less than that of similar maturity nominal securities.

OTHER INVESTMENT POLICIES

         Ratings Criteria

                  All securities purchased by the Fund must be rated at the time of purchase within the three highest rating groups assigned by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A), Standard & Poor's Ratings Group ("S&P") (AAA, AA, A), Fitch Investors Service, Inc. ("Fitch") (AAA, AA, A), Duff & Phelps Credit Rating Co. ("Duff") (AAA, AA, A), or IBCA, Inc. ("IBCA") (AAA, AA,
A), or, if unrated, determined by the Fund's adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. The Fund will invest only in commercial paper that is rated in the two highest rating groups. Under normal conditions, the adviser intends to maintain an overall weighted average portfolio rating of AAA.

                  In the event that subsequent to its purchase by the Fund, a rated security ceases to be rated or its rating is reduced below investment grade, the adviser will consider whether the Fund should continue to hold the security. The adviser expects, however, to sell promptly any securities that are non-investment grade as a result of such events that exceed 5% of the Fund's net assets where the adviser has determined that such sale is in the best interest of the Fund.

         Asset-Backed Securities

                  The Fund may purchase securities that are secured or backed by mortgages or other assets (i.e., automobile loans and credit card receivables) and are issued by entities such as the Government National Mortgage Association ("GNMA), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks.

         Mortgage-Backed Securities.

                  Asset-Backed Securities acquired by the Fund consist of both mortgage and non-mortgage-backed securities. Mortgage-backed securities represent an ownership interest in a pool of mortgages, the interest on which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. government, although not necessarily by the U.S. government itself. Mortgage-backed securities include collateralized mortgage obligations and mortgage pass-through certificates.

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                  One type of such certificate in which the Fund may invest is a
GNMA Certificate which is backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Another type is a FNMA Certificate, the principal and interest of which are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. government. Another type is a FHLMC Participation Certificate which is guaranteed by FHLMC as to timely payment of principal and interest. However, like a FNMA security it is not guaranteed by the full faith and credit of the U.S. government. Privately issued mortgage-backed securities will carry a rating at the time of purchase of at least A by S&P or by Moody's or, if unrated, will be in the adviser's opinion equivalent in credit quality to such rating. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.

         Non-Mortgage-Backed Securities.

                  The Fund may also invest in non-mortgage-backed securities including interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Non-mortgage backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities.

                  Non-mortgage-backed securities involve certain risks that are not presented by mortgage backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws. Most issuers of motor vehicle receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related motor vehicle receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the motor vehicle receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

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                  The yield characteristics of asset-backed and mortgage-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed or mortgage-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed or mortgage-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculating the average weighted maturity of the Fund, the maturity of asset-backed and mortgage-backed securities will be based on estimates of average life.

                  Prepayments on asset-backed and mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage, asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise, the value of an asset-backed or mortgage-backed security generally will decline; however, when interest rates decline, the value of an asset-backed or mortgage-backed security with prepayment features may not increase as much as that of other fixed income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

                  These characteristics may result in a higher level of price volatility for these assets under certain market conditions. In addition, while the trading market for short-term mortgages and asset-backed and mortgage-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

         Foreign Securities and Foreign Currencies

                  The Fund may invest in foreign inflation indexed securities including securities of domestic issuers denominated in foreign currencies, securities of foreign issuers denominated in foreign currencies, securities of foreign issuers denominated in U.S. dollars, and foreign currencies.

                  Investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns, changes in exchange rates of foreign currencies and the possibility of adverse changes in

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investment or exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investment within those countries. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation in price than securities of domestic companies.

         Forward Currency Exchange Contracts

                  The Fund may enter into forward currency exchange contracts in an effort to reduce the level of volatility caused by changes in foreign currency exchange rates or where such transactions are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. The Fund may not enter into such contracts for speculative purposes. A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of contract. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might be realized should the value of such currency increase. Consequently, the Fund may choose to refrain from entering into such contracts. In connection with forward currency exchange contracts, the Fund will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.

         Interest Rate and Currency Swaps

                  In order to protect its value from interest rate or currency fluctuations, the Fund may enter into interest rate or currency swaps. The Fund expects to enter into these hedging transactions primarily to preserve a return or spread of a particular investment or portion of its holdings and to protect against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (i.e., an exchange of floating rate payments for fixed rate payments). Currency swaps involve the exchange of the rights of the Fund and another party to make or receive payments in specified currencies. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap will

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be accrued on a daily basis and an amount of liquid assets, such as cash, U.S.
government securities or other liquid high grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. The Fund will not enter into any swap unless the unsecured commercial paper, senior debt, or claims paying ability of the other party is rated either "A" or "A-1" or better by S&P, Duff or Fitch, or "A" or "P-1" or better by Moody's.

         Futures Contracts and Related Options

                  The Fund may invest in futures contracts on particular securities, financial instruments, foreign currencies and securities indices and options on such futures contracts in order to offset an expected decrease in the value of the Fund that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its holdings for hedging purposes or to maintain liquidity.

                  Futures contracts obligate the Fund, at maturity, to take or make delivery of certain securities or instruments or the cash value of a foreign currency or securities index. When interest rates are rising, futures contracts can offset a decline in value of the securities held by the Fund. When rates are falling or prices of securities are rising, these contracts can secure higher yields for securities the Fund intends to purchase. Additionally, when foreign currency values fluctuate, foreign currency futures can offset a decline in value of securities denominated in such foreign currencies held by the Fund. Further, the Fund may utilize futures contracts in anticipation of changes in the composition of its fund holdings.

                  The Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the Fund's securities is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

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                  The Fund intends to comply with the regulations of the
Commodity Futures Trading Commission ("CFTC") exempting the Fund from registration as a "commodity pool operator." The Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to such regulations. In addition, the Fund may not engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of its assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into. In connection with the Fund's position in a futures contract or option thereon, the Fund will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.

         Risk Factors Associated with Futures and Related Options

                  To the extent the Fund engages in a futures transaction as a hedging device, due to the risk of an imperfect correlation between securities in its portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. In futures contracts based on indices, the risk of imperfect correlation increases as the composition of the Fund varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

                  Successful use of futures by the Fund also is subject to the adviser's ability to predict correctly movements in the direction of securities prices, interest rates and other economic factors. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting the value of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

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Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

                  Although the Fund intends to enter into futures contracts and options transactions only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. See "Illiquid Securities." Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If it is not possible, or the Fund determines not, to close a futures position in anticipation of adverse price movements, it will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the Fund being hedged, if any, may offset partially or completely losses on the futures contract.

                  The primary risks associated with the use of futures contracts and options are: (i) the imperfect correlation between the change in market value of the securities held by the Fund and the price of the futures contract or option; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;
(iii) losses greater than the amount of the principal invested as initial margin due to unanticipated market movements which are potentially unlimited; and (iv) the adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors.

         Options

                  The Fund may write covered call options, purchase put options, and sell or "write" secured put options for hedging purposes. Such options may relate to particular securities, financial instruments, securities indices or foreign currencies. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option.

                  A call option for a particular security or instrument gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or instrument at the stated exercise price at any time prior to the expiration of

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



the option, regardless of the market price of the underlying security or instrument. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or instrument at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or instrument. In contrast to an option on a particular security or instrument, an option on a securities index or a foreign currency provides the holder with the right to make or receive a cash settlement upon exercise of the option.

                  The Fund may purchase and sell put options on portfolio securities at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by the Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. The Fund may also purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a purchased put or call option may be sold in a closing sale transaction (a sale by the Fund, prior to the exercise of an option that it has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

                  In addition, the Fund may write covered call and secured put options. A covered call option means that the Fund owns or has the right to acquire the underlying security subject to call at all times during the option period. A secured put option means that the Fund maintains in a segregated account with its custodian cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation and may be effected on a principal basis with primary reporting dealers in the U.S.

                  The aggregate value of the securities subject to options written by the Fund will not exceed 25% of the value of its net assets. In order to close out an option position prior to maturity, the Fund may enter into a "closing purchase transaction" by purchasing a call or put option (depending upon the position being closed out) on the same security with the same

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exercise price and expiration date as the option which it previously wrote.

                  Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, the Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or the Fund closes out the option. In writing a secured put option, the Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of the Fund.

         When-Issued Purchases and Forward Commitments

                  The Fund may purchase securities on a "when-issued," or delayed delivery, basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Fund to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates. When issued purchases and forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the value of the security to be sold increases prior to the settlement date. The Fund expects that these transactions will not exceed 25% of the value of its total assets (at the time of purchase) under normal market conditions. The Fund does not intend to engage in such transactions for speculative purposes but only for the purpose of acquiring portfolio securities.

         Variable and Floating Rate Obligations

                  The Fund may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes and adjustable rate mortgages that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could, however, make it difficult for the Fund to dispose of instruments if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss with respect to such instruments.

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         Short Term Obligations

                  The Fund will ordinarily hold some short term obligations (with maturities of 18 months or less) such as domestic commercial paper, bankers' acceptances, certificates of deposit, demand and time deposits of domestic and foreign banks, repurchase agreements, reverse repurchase agreements and U.S. Treasury bills and notes. Reverse repurchase agreements involve the risk that the market value of the securities held by a Fund may decline below the price of the securities it is obligated to repurchase.

         Receipts

                  Receipts are evidences of ownership in specific securities or their component parts. The Fund may invest in receipts representing separately traded interest and principal component parts of nominal U.S. Treasury obligations as well as stripped inflation-adjusted securities that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TR's"), "Treasury Investment Growth Receipts" ("TIGR's"), "Liquid Yield Option Notes" ("LYON's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGR's, LYON's and CATS are interests in private proprietary accounts while TR's are interests in accounts sponsored by the U.S. Treasury.

                  Securities denominated as TR's, TIGR's, LYON's and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than those of other debt securities in which the Fund may invest.

         Repurchase Agreements

                  Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund purchases securities from financial institutions such as banks and broker-dealers which the adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The

                                      -17-



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repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

                  If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Although there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for the custody of securities subject to repurchase agreements and under Federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

         Reverse Repurchase Agreements

                  The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with its respective investment restrictions. Pursuant to such agreements, the Fund would sell Fund securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

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         U.S. Government Obligations

                  The Fund may invest in U.S. Treasury obligations consisting of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS (Separately Traded Registered Interest and Principal Securities).

                  The Fund also may purchase other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the GNMA. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the adviser believes that the credit risk with respect thereto is minimal.

         Illiquid Securities

                  The Fund will not knowingly invest more than 15% of its net assets in securities that are illiquid. Illiquid securities would generally include repurchase agreements and interest rate and currency swaps with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

                  The Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Fund's adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The ability to sell to qualified institutional buyers under Rule 144A is a recent development, and it is not possible to predict how this market will develop. The

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Board will carefully monitor any investment by the Fund in these securities.

         Short Sales

                  The Fund may engage in short sales of its securities. Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

         Risk Factors Associated with Derivative Instruments

                  The Fund may purchase certain "derivative" instruments.

A "Derivative" is defined as any instrument that has the timing or magnitude of its cashflows determined by factors external to the instrument itself.

          "Derivative" instruments derive value from the performance of underlying assets, interests or currency exchange rates, to indices. The types of derivative instruments that the Fund may purchase include (but are not limited to) futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations, various floating rate instruments and other types of securities).

                  Like all investments, derivative instruments involve several basic types of risks which must be managed in order to meet investment objectives. The specific risks presented by derivatives include, to varying degrees, market risk in the form of underperformance of the underlying assets, exchange rates or indices; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

                  The adviser has determined that the risk features that most distinguish derivatives from other investment instruments (and which heavily influence the market, volatility and leveraging, liquidity, and pricing risks referred to above) can be described generally as structural risk. Structural risk refers to the contractual features of an investment that can cause its total return to vary with changes in interest rates or other variables. Structural risk is not unique to derivatives, but because derivatives often are created through the intricate division of the cash flows of the underlying security, they can (but do not necessarily) present a high degree of structural risk. Structural risk can arise from variations in average life, amount and timing of principal, and/or leverage coupons rates.

                  The adviser has adopted the following internal policies concerning management of the structural risk inherent in derivative instruments on behalf of the Fund. The adviser will evaluate the risks presented by the derivative instruments purchased by the Fund, and will determine, in connection with its day-to-day management of the Fund, how they will be used in furtherance of the Fund's investment objectives.

         Derivatives Strategy

         The Fund will invest in fixed income derivative securities mainly for market exposure management and for hedging applications. Any use of leverage will be constrained by overall guidelines that limit its effect to the greater of a maximum change in duration of 25% (plus or minus) or of one year.

         Management of Structural Risk

         For purposes of portfolio management, the adviser has defined two levels of structural risk:

         a) Low to Modern Structural Risk securities are those with call or non-deterministic sinking fund provisions and those that are subject to normal prepayment variance such as that experienced in mortgage pass-through securities. The features of these securities can alter the timing and/or amount of income return. Periodic occurrence of this degree of structural risk however, would not be expected to materially impact overall portfolio returns.

         b) High Structural Risk securities include those whose average life, amount and timing of principal and/or coupon (and hence return) can vary widely depending on moves in interest rates or other contractual variables. Generally, these are securities which are deemed to have a high sensitivity to changes in interest rates, which could materially alter the effective duration or coupon and return of the specific security.

Structural risk will be controlled primarily by adherence to overall portfolio parameters. The Fund will be managed in accordance with the following policy that constrains the potential variability of overall portfolio duration and total return. The maximum exposure of the Fund to derivatives having high structural risk character will be 25% of the overall portfolio at cost, subject also to the leverage limit stated above.

         Securities of Other Investment Companies

                  Subject to 1940 Act limitations, the Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by its shareholders.

         Portfolio Turnover

                  The Fund may engage in short term trading and may sell securities which have been held for periods ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income by making fund changes in anticipation of expected movements in interest rates or fixed income security prices or in order to take advantage of what the Fund's adviser believes is a temporary disparity in the normal yield relationship between two securities. Any such trading would increase a Fund's turnover rate and its transaction costs. Higher portfolio turnover may result in increased taxable gains to shareholders (see "Taxes" below) and increased expenses paid by the Fund due to transaction costs.

                  Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth.

The Fund's annual portfolio turnover is not expected to exceed 100% under normal market conditions.

                               *   *   *   *   *

                  For further information on the above instruments or policies, see "Investment Objectives and Policies" in the Statement of Additional Information.

                             INVESTMENT LIMITATIONS

                  The Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the Fund's outstanding shares (as defined under "Miscellaneous"). (Other investment limitations that also cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Fund may not:

                  1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

                  (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments

                  (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents

                  (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry

                  (d) personal credit and business credit businesses will be considered separate industries

                  2. Make loans, except that it may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

                  3. Borrow money, issue securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

                  4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities will not constitute a violation of such limitations for purposes of the 1940 Act.

                  For purposes of investment limitation No. 1 the Fund treats, as a matter of non-fundamental policy that may be changed without a vote of shareholders, all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry.

                        YIELD AND PERFORMANCE INFORMATION

                  From time to time, the Trust may quote in advertisements or in reports to shareholders the Fund's yield and total return data for its Institutional shares and Retail shares. The "yield" quoted in advertisements refers to the income generated by an investment in a class of shares of the Fund over a 30-day period identified in the advertisement. This income is then "annualized." The amount of income so generated by the investment during the 30-day period is assumed to be earned and reinvested at a constant rate and compounded semiannually; the annualized income is then shown as a percentage of the investment.

                  The Fund calculates its total return for each class of shares on an "average annual total return" basis for various periods from the date of commencement of investment operations and for other periods as permitted under the rules of the SEC. Average annual total return reflects the average annual percentage change in value of an investment in the class over the measuring period. Total returns for each class of shares may also be calculated on an "aggregate total return" basis for various periods. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return reflect changes in the price of the shares and assume that any dividends and capital gain distributions made by the Fund with respect to a class during the period are reinvested in shares of that class. When considering average total return figures for periods longer than one year, it is important to note that the annual total return of a class for any one year in the period might have been greater or less than the average for the entire period. The Fund may also advertise, from time to time, the total returns of one or more classes of shares on a year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

                  Shareholders should note that the yield and total return of Retail shares will be reduced by the amount of shareholder servicing fees that are payable under the Services Plan. See "Shareholder Services Plan."

                  Investors may compare the performance of each class of shares of the Fund to the performance of other mutual funds with comparable investment objectives, to various mutual fund or market indices and to data or rankings prepared by independent services such as Lipper Analytical Services, Inc. or other financial or industry publications that monitor the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, U.S.A. Today, CDA/Weisenberger, The American Banker, Morningstar, Incorporated and other publications of a local, regional or financial industry nature.

                  The performance of each class of shares of the Fund is based on historical earnings and will fluctuate and is not intended to indicate future performance. The investment return and principal value of an investment in a class will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance data may not provide a basis for comparison with bank deposits and other investments which provide a fixed yield for a stated period of time. Changes in the net asset value of a class should be considered in ascertaining the total return to shareholders for a given period. Yield and total return data should also be considered in light of the risks associated with the Fund's portfolio composition, quality, maturity, operating expenses and market conditions. Any fees charged by financial institutions (as described in "How to Purchase and Redeem Shares") are not included in the computation of performance data but will reduce a shareholder's net return on an investment in the Fund.

                  Further information about the performance of the Fund is available in the annual and semiannual reports to shareholders. Shareholders may obtain these materials from the Trust free of charge by calling 1-800-622-FUND (3863).

                                PRICING OF SHARES

                  For purposes of pricing purchase and redemption orders, the net asset value per share of the Fund is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (generally, 4:00 p.m. Eastern
Time). Net asset value per share is determined on each business day, except those holidays which the Exchange, or banks and trust companies which are affiliated with National City Corporation (the "Banks"), observe (currently New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day) ("Business Day"). Net asset value per share of a particular class in the Fund is calculated by dividing the value of all securities and other assets belonging to the Fund allocable to such class, less the liabilities charged to that class, by the number of the outstanding shares of that class.

                  The Fund's investments in securities for which market quotations are readily available are valued at their market values determined on the basis of the mean between their current available bid and asked prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Securities and other assets for which quotations are not readily available are valued at their fair value under procedures approved by the Board of Trustees. Absent unusual circumstances, short-term investments having maturities of 60 days or less are valued on the basis of amortized cost unless the Trust's Board of Trustees determines that this does not represent fair value. The net asset value per share of each class of shares of the Fund will fluctuate as the value of its investment fund changes.

                        HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

                  Shares in the Fund are sold on a continuous basis by the Trust's sponsor and distributor. The Distributor is a registered broker/dealer with principal offices located at Oaks, Pennsylvania 19456.

                  From time to time, the Distributor, at its expense, may offer promotional incentives to dealers. As of the date of this Prospectus, the Distributor intends to offer certain promotional incentives to dealers, including trips and monetary awards, to NatCity Investments, Inc. and other affiliates of National City.

PURCHASE OF RETAIL SHARES

                  Retail shares are sold to the public ("Investors") primarily through financial institutions such as banks, brokers and dealers. Investors may purchase Retail shares directly in accordance with the procedures set forth below or through procedures established by their financial institutions in connection with the requirements of their accounts.

                  Financial institutions may charge certain account fees depending on the type of account the Investor has established with the institution. (For information on such fees, the Investor should review his agreement with the institution or contact it directly.) In addition, certain financial institutions may enter into shareholder servicing agreements with the Trust whereby a financial institution would perform various administrative support services for its customers who are the beneficial owners of Retail shares and would receive fees from the Fund for such services of up to .25% (on an annualized basis) of the average daily net asset value of such shares. See "Shareholder Services Plan." To purchase shares, Investors should call 1-800-622-FUND (3863) or visit their local NatCity Investments Inc. office:

                  Akron (1-800-229-0295)
                  Cleveland (1-800-624-6450)
                  Columbus (1-800-345-0278)
                  Dayton (1-800-755-8723)
                  Indianapolis (1-800-826-2868)
                  Louisville (1-800-727-5656)
                  Pittsburgh (1-800-282-1078)
                  Toledo (1-800-331-8275)
                  Youngstown (1-800-742-4098)

                  Shares may be purchased in conjunction with an individual retirement account ("IRA") and rollover IRAs where a designated custodian acts as custodian. Investors should contact NatCity Investments Inc., the Distributor or their financial institutions for information as to applications and annual fees. Investors should also consult their tax advisers to determine whether the benefits of an IRA are available or appropriate.

                  The minimum investment for the initial purchase of Retail shares in each Fund is $2,500, except for purchases for an IRA or other retirement plan in which event the minimum initial investment is $500. All subsequent investments for Retail shares and IRAs are subject to a minimum investment of $250. Investments made in Retail shares through a monthly savings program described below are not subject to the minimum initial and subsequent investment requirements or any minimum account balance requirements described in "Other Redemption Information." Purchases for an IRA through the monthly savings program will be considered as contributions for the year in which the purchases are made.

                  Under a monthly savings program, Investors may add to their investment in the Retail shares of a Fund, in a consistent manner twice each month, with a minimum amount of $50 per month. Monies may be automatically withdrawn from a shareholder's checking or savings account available through an Investor's financial institution and invested in additional Retail shares at the Public Offering Price next determined after an order is received by the Trust. An Investor may apply for participation in a monthly program by completing an application obtained through a financial institution, such as banks, brokers, or dealers selling Retail shares of the Funds, or by calling 1-800- 622-FUND
(3863). The program may be modified or terminated by an Investor on 30 days written notice or by the Trust at any time.

                  All shareholders of record will receive confirmations of share purchases and redemptions. Financial institutions will be responsible for transmitting purchase and redemption orders to the Trust's transfer agent, State Street Bank and Trust Company (the "Transfer Agent"), on a timely basis.

                  The Trust reserves the right to reject any purchase order.

SALES CHARGES APPLICABLE TO PURCHASES OF RETAIL SHARES

                  The Public Offering Price for Retail shares of the Fund is the sum of the net asset value of the shares being purchased plus any applicable sales charge per account, which is assessed as follows:

                                                    AS A %               AS A %                DEALERS'
                                                  OF OFFERING            OF NET               REALLOWANCE
                                                   PRICE PER           ASSET VALUE             AS A % OF
AMOUNT OF TRANSACTION                                SHARE              PER SHARE           OFFERING PRICE
---------------------                                -----              ---------           --------------

Less than $100,000............................        3.75                 3.90                   3.75

$100,000 but less
  than $250,000...............................        2.75                 2.83                   2.75

$250,000 but less
 than $500,000................................        2.00                 2.04                   2.00

$500,000 but less
  than $1,000,000.............................        1.25                 1.27                   1.25

$1,000,000 or more............................        0.00                 0.00                   0.00

                  Under the 1933 Act, the term "underwriter" includes persons who offer or sell for an issuer in connection with the distribution of a security or have a direct or indirect participation in such undertaking, but excludes persons whose interest is limited to a commission from an underwriter or dealer not in excess of the usual and customary distributors' or sellers' commission. The Staff of the SEC has expressed the view that persons who receive 90% or more of a sales load may be deemed to be underwriters within the meaning of this definition. The Dealers' Reallowance may be changed from time to time.

                  No sales charge will be assessed on purchases of Retail shares made by:

                  (a) trustees and officers of the Trust

                  (b) directors, employees and participants in employee benefit/retirement plans (annuitants) of National City
Corporation or any of its affiliates

                  (c) the spouses, children, grandchildren, and parents of individuals referred to in clauses (a) and (b) above

                  (d) qualified retirement plans purchasing shares through NatCity Investments, Inc.

                  (e) individuals investing in the Fund by way of a direct transfer or a rollover from a qualified plan distribution and subsequent transactions into the same account where affiliates of National City Corporation are serving as a trustee or agent

                  (f) investors purchasing Fund shares through a payroll deduction plan

                  (g) individuals investing in the Fund by way of an asset allocation program sponsored by financial institutions, although certain account level fees may apply

REDUCED SALES CHARGES APPLICABLE TO PURCHASES OF RETAIL SHARES

                  The applicable sales charge may be reduced on purchases of Retail shares of the Fund made under the Right of Accumulation or Letter of Intent, as described below. To qualify for a reduced sales charge, Investors must so notify their financial institutions or the Trust directly by calling 1-800-622-FUND (3863) at the time of purchase. Reduced sales charges may be modified or terminated at any time and are subject to confirmation of an Investor's holdings.

                  Right of Accumulation.

         Investors may use their aggregate investments in Retail shares in determining the applicable sales charge. An Investor's aggregate investment in Retail shares is the total value (based on the higher of current net asset value or any Public Offering Price originally paid) of

                  (a) current purchases

                  (b) Retail shares that are already beneficially owned by the Investor for which a sales charge has been paid

                  (c) Retail shares that are already beneficially owned by the Investor which were purchased prior to July 22, 1990

                  (d) Retail shares purchased by dividends or capital gains that are reinvested.

         If, for example, an Investor beneficially owns Retail shares of the Fund with an aggregate current value of $90,000 and subsequently purchases Retail shares of the Fund having a current value of $10,000, the sales charge applicable to the subsequent purchase would be reduced to 2.75% of the Public Offering Price.

                  Letter of Intent.

                  An Investor may qualify for a reduced sales charge immediately upon signing a nonbinding Letter of Intent stating the Investor's intention to invest during the next 13 months a specified amount which, if made at one time, would qualify for a reduced sales charge. The Letter of Intent option is included on the account application which may be obtained from the Investor's financial institution or directly from the Trust by calling 1-800-FUND (3863). If an Investor so elects, the 13-month period may begin up to 30 days prior to the Investor's signing the Letter of Intent. The initial investment under the Letter of Intent must be equal to at least 4.0% of the amount indicated in the Letter of Intent. During the term of a Letter of Intent, the Transfer Agent will hold Retail shares representing 4.0% of the amount indicated in the Letter of Intent in escrow for payment of a higher sales charge if the entire amount is not purchased. Upon completing the purchase of the entire amount indicated in the Letter of Intent, the escrowed shares will be released. If the entire amount is not purchased within the 13-month period or is redeemed within one year from the time of fulfillment, the Investor will be required to pay an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge the Investor would have had to pay on the aggregate purchases if the total of such purchases had been made at a single time.

PURCHASE OF INSTITUTIONAL SHARES

                  Institutional shares are sold primarily to Banks and NAM customers ("Customers") that are large institutions. Institutional shares are sold without a sales charge imposed by the Trust or the Distributor. However, depending on the terms governing the particular account, the Banks or NAM may impose account charges such as account maintenance fees, compensating balance requirements or other charges based upon account transactions, assets or income which will have the effect of reducing the shareholder's net return on his investment in the Fund. There is no minimum investment.

                  It is the responsibility of the Banks or NAM to transmit their Customers' purchase orders to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. Institutional shares will normally be held of record by the Banks or NAM. Confirmations of share purchases and redemptions will be sent to the Banks and NAM. Beneficial ownership of Institutional shares will be recorded by the Banks or NAM and reflected in the account statements provided by them to their Customers.

                  The Trust reserves the right to reject any purchase order.

EFFECTIVE TIME OF PURCHASES

                  Purchase orders for shares of the Fund which are received by the Transfer Agent prior to 4:00 p.m. (Eastern Time) on any Business Day are priced according to the net asset value per share determined on that day plus any applicable sales charge (the "Public Offering Price"). Immediately available funds must be received by the Trust's custodian prior to 2:00 p.m. (Eastern
Time) on the third Business Day following the receipt of such order, at which time the order will be executed. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Bank or financial institution placing the order. Purchase orders for which payment has not been received or accepted will be returned after prompt inquiry to the sending Bank or institution.

REDEMPTION OF RETAIL SHARES

                  Redemption orders must be placed in writing or by telephone to the same financial institution that placed the original purchase order. It is the responsibility of the financial institutions to transmit redemption orders to the Transfer Agent. Investors who purchased shares directly from the Trust may redeem shares in any amount by calling 1-800-622-FUND (3863). Redemption proceeds are paid by check or credited to the Investor's account with his financial institution.

REDEMPTION OF INSTITUTIONAL SHARES

                  Customers may redeem all or part of their Institutional shares in accordance with instructions and limitations pertaining to their accounts at the Banks. It is the responsibility of the Banks to transmit redemption orders to the Transfer Agent and credit their Customers' accounts with the redemption proceeds on a timely basis. Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Transfer Agent. No charge for wiring redemption payments is imposed by the Trust, although Banks may charge their Customers' accounts for services. Information relating to such services and charges, if any, is available from the Banks.

                  If a Customer has agreed with a particular Bank to maintain a minimum balance in his account at the Bank and the balance in such account falls below that minimum, the Customer may be obliged to redeem all or part of his Institutional shares to the extent necessary to maintain the required minimum balance. Customers who have instructed that automatic purchases and redemptions be made for their accounts receive monthly confirmations of share transactions.

WRITTEN REDEMPTION PROCEDURES

                  A shareholder of record may redeem shares in any amount by sending a written request to Armada Funds, P.O. Box 8421, Boston Massachusetts 02266-8421. Redemption requests must be signed by each shareholder, including each joint owner on redemption requests for joint accounts, in the exact manner as the Fund account is registered, and must state the number of shares or the amount to be redeemed and identify the shareholder account number and tax identification number. For a redemption amount of $10,000 or more, each signature on the written request must be guaranteed by a commercial bank or trust company which is a member of the Federal Reserve System or FDIC, a member firm of a national securities exchange or a savings and loan association. A signature guaranteed by a savings bank or notarized by a notary public is not acceptable. For a redemption amount less than $10,000, no signature guarantee is needed. The Trust may require additional supporting documents for redemptions made by corporations, fiduciaries, executors, administrators, trustees, guardians and institutional investors.

TELEPHONE REDEMPTION PROCEDURES

                  A shareholder of record also may redeem shares in any amount by calling 1-800-622-FUND (3863) (provided the appropriate election was made on the shareholder's application).

                  During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, shareholders should mail their redemption requests to their financial institutions or Armada Funds at the address shown above. Neither the Trust nor its Transfer Agent will be responsible for the authenticity of instructions received by telephone that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Trust and its Transfer Agent will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number and recent transactions in the account). To the extent that the Trust and its Transfer Agent fail to use reasonable procedures to verify the genuineness of telephone instructions, they may be liable for such instructions that prove to be fraudulent and unauthorized. In all other cases, shareholders will bear the risk of loss for fraudulent telephone transactions. The Trust reserves the right to refuse a telephone redemption if it believes it is advisable to do so. Procedures for redeeming Retail shares by telephone may be modified or terminated at any time by the Trust or the Transfer Agent.

OPTION TO MAKE SYSTEMATIC WITHDRAWALS

                  The Trust has available a Systematic Withdrawal Plan (the "Plan") for a shareholder who owns shares of any fund of the Trust held on the Transfer Agent's system. The Plan allows the shareholder to have a fixed minimum sum of $250 distributed at regular intervals. The shareholder's account must have a minimum value of $5,000 to be eligible for the Plan. Additional information regarding this service may be obtained from an Investor's financial institution or the Transfer Agent at 1-800-622-FUND (3863).

OTHER REDEMPTION INFORMATION

                  Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem, at net asset value, any account maintained by a shareholder that has a value of less than $1,000 due to redemptions where the shareholder does not increase the amount in the account to at least $1,000 upon 60 days' notice.

                  If any portion of the shares to be redeemed represents an investment made by personal check, the Trust reserves the right to delay payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected, which could take up to 15 calendar days from the date of purchase. A shareholder who anticipates the need for more immediate access to his investment should purchase shares by federal funds, bank wire, certified or cashier's check. Financial institutions normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and federal funds.

                  Payment to shareholders for shares redeemed will be made within seven days after receipt of the request for redemption or such shorter time period as may be required by the Securities Exchange Act of 1934.

EXCHANGE PRIVILEGE APPLICABLE TO RETAIL SHARES

                  The Trust offers an exchange program whereby Investors who have paid a sales charge to purchase Retail shares of the Fund or another investment portfolio of the Trust (each a "load Fund") may exchange those Retail shares for Retail shares of another load Fund offered by the Trust, or another investment fund offered by the Trust without the imposition of a sales charge (each a "no load Fund") at the net asset value per share on the date of exchange, provided that such other Retail shares may be legally sold in the state of the shareholder's residence. As a result, no additional sales charge will be incurred with respect to such an exchange.

                  Shareholders may also exchange Retail shares of a no load Fund for Retail shares of another no load Fund at the net asset value per share without payment of a sales charge.

                  In addition, shareholders of a no load Fund may exchange Retail shares for Retail shares of a load Fund subject to payment of the applicable sales charge. However, shareholders exchanging Retail shares of a no load Fund which were received in a previous exchange transaction involving Retail shares of a load Fund will not be required to pay an additional sales charge upon notification of the reinvestment of the equivalent amount into the Retail shares of a load Fund.

                  Shareholders contemplating an exchange should carefully review the Prospectus of the fund into which the exchange is being considered. An Armada Funds Prospectus may be obtained from NatCity Investments Inc. an Investor's financial institution, or by calling 1-800-[622-FUND (3863)].

                  Any Retail shares exchanged must have a value at least equal to the minimum initial investment required by the particular investment fund into which the exchange is being made. Investors should make their exchange requests in writing or by telephone to the financial institutions through which they purchased their original Retail shares. It is the responsibility of financial institutions to transmit exchange requests to the Transfer Agent. Investors who purchased shares directly from the Trust should transmit exchange requests directly to the Transfer Agent. Exchange requests received by the Transfer Agent prior to 4:00 p.m. (Eastern Time) will be processed as of the close of business on the day of receipt; requests received by the Transfer Agent after 4:00 p.m. (Eastern Time) will be processed on the next Business Day. The Trust reserves the right to reject any exchange request. During periods of unusual economic or market changes, telephone exchanges may be difficult to implement. In such event, an Investor should mail the exchange request to his financial institution, and an Investor who directly purchased shares from the Trust should mail the exchange request to the Transfer Agent. The exchange privilege may be modified or terminated at any time upon 60 days notice to shareholders.

SYSTEMATIC EXCHANGE PROGRAM APPLICATION TO RETAIL SHARES

                  Shares of a Fund may also be purchased through automatic monthly deductions from a shareholder's account from any Armada money market fund. Under a systematic exchange program, a shareholder enters an agreement to purchase shares of one or more specified funds over a specified period of time, and initially purchases shares of one Armanda money market fund in an amount equal to the total amount of the investment. On a monthly basis, a specified dollar amount of shares of the Armada money market fund is exchanged for shares of the Funds specified.

                  The systematic exchange program of investing a fixed dollar amount at regular intervals over time has the effect of reducing the average cost per share of the Funds. This effect also can be achieved through the systematic investment program described previously in this prospectus. Because purchases of Retail Shares are subject to an initial sales charge, it may be beneficial for an investor to execute a Letter of Intent in connection with the systematic exchange program. A shareholder may apply for participation in this program through his or her financial institution or by calling 1-800-622-FUND
(3863).

                             DISTRIBUTION AGREEMENT

                  Under the Trust's Distribution Agreement and related Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, the Trust compensates the Distributor monthly for the direct and indirect expenses incurred by the Distributor for services provided and expenses assumed in providing such fund advertising, marketing, prospectus printing and other distribution services up to a maximum of .10% per annum of the average net assets of the fund, inclusive of an annual base of $1,250,000 plus incentive fees related to asset growth. Such fees are payable monthly and accrued daily among the investment funds with respect to which the Distributor is distributing shares.

                            SHAREHOLDER SERVICES PLAN

                  The Trust has implemented the Services Plan with respect to Retail shares of the Fund. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions pursuant to which the institutions render shareholder administrative services to their customers who are the beneficial owners of Retail shares of the Fund in consideration for the payment of up to .25% (on an annualized basis) of the average daily net asset value of such shares. Persons entitled to receive compensation for servicing Retail shares may receive different compensation with respect to those shares than with respect to Institutional shares in the same Fund. Shareholder administrative services may include aggregating and processing purchase and redemption orders, processing dividend payments from the Trust on behalf of customers, providing information periodically to customers showing their position in Retail shares, and providing sub-transfer agent services or the information necessary for subaccounting, with respect to Retail shares beneficially owned by customers. Since financial institutions may charge their customers fees depending on the type of customer account the Investor has established, beneficial owners of Retail shares should read this Prospectus in light of the terms and fees governing their accounts with financial institutions.

                           DIVIDENDS AND DISTRIBUTIONS

                  Dividends from the net investment income of the Fund are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually. Dividends and distributions will reduce the Fund's net asset value per share by the per share amount thereof.

                  Shareholders may elect to have their dividends reinvested in additional full and fractional Fund shares of the same class or series at the net asset value of such shares on the payment date. Shareholders must make such election, or any revocation thereof, in writing to his Bank or financial institution. The election will become effective with respect to dividends and distributions paid after its receipt.

                  Under the Services Plan, the amount of the Fund's net investment income available for distribution to the holders of Retail shares is reduced by the amount of shareholder servicing fees payable to financial institutions under the Services Plan.

                                      TAXES

                  The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves the Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with the Code.

                  Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its tax-exempt interest income (if any) net of certain deductions for such year. In general, the Fund's investment company taxable income will be its taxable income (including any dividends, interest and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Coupon payments received by the Fund from inflation-indexed bonds will be includable in the Fund's gross income in the period in which they accrue. Periodic adjustments for inflation in the principal value of these securities also may give rise to original issue discount, which, likewise, will be includable in the Fund's gross income on a current basis. As a result, the Fund may be required to make distributions to shareholders in excess of the cash received by the Fund in a given period from these securities and may be required to liquidate certain investments in order to do so. If the principal value of an inflation-indexed bond is adjusted downward in any period as a result of deflation, the reduction may be treated as a loss to the extent the reduction exceeds coupon payments received in that period; in that case, the amount distributable by the Fund may be reduced and amounts distributed previously in the taxable year may be characterized in some circumstances as a return of capital. The Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Such distributions by the Fund will be taxable as ordinary income to its shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or to a qualified retirement plan are deferred under the Code.) For corporate shareholders, the dividends received deduction will apply to such distributions to the extent of the gross amount of qualifying dividends received by the distributing Fund from domestic corporations for the taxable year.

                  Substantially all of the Fund's net realized long-term capital gains, if any, will be distributed at least annually to Fund shareholders. The Fund generally will have no tax liability with respect to such gains, and the distributions will be taxable to Fund shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held Fund shares and whether such gains are received in cash or reinvested in additional shares.

                  Dividends declared in December of any year payable to shareholders of record on a specified date in such month will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

                  Prior to purchasing Fund shares, the impact of dividends or distributions which are expected to be declared or have been declared, but not paid, should be carefully considered. Any dividend or distribution paid shortly after a purchase of shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

                  A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Fund shares depending upon the tax basis of such shares and their price at the time of redemption, transfer or exchange. If a shareholder has held shares for six months or less and during that time received a distribution taxable as a long-term capital gain, then any loss the shareholder might realize on the sale of those shares will be treated as a long-term capital loss to the extent of the earlier capital gain distribution. Generally, a shareholder may include sales charges incurred upon the purchase of Fund shares in his tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such shares. However, if the shareholder effects an exchange of such shares for shares of another Fund of the Trust within 90 days of the purchase and is able to reduce the sales charges applicable to the new shares (by virtue of the Trust's exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares, but may be included (subject to this limitation) in the tax basis of the new shares.

                  Shareholders of the Fund will be advised at least annually as to the federal income tax consequences of distributions made to them each year. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes which may differ from federal tax consequences described above.

                  The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus; such laws and regulations may be changed by legislative or administrative actions. The foregoing summarizes some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisers with specific reference to their own tax situation.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees. The trustees of the Trust, their addresses, principal occupations during the past five years, other affiliations, and the compensation paid by the Trust and the fees and reimbursed expenses they receive in connection with each meeting of the Board of Trustees they attend are included in the Statement of Additional Information.

INVESTMENT ADVISER

                  National City Bank serves as the investment adviser to the Fund. The adviser is a wholly owned subsidiary of National City Corporation. The adviser provides trust and banking services to individuals, corporations, and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency, and personal and corporate banking. The adviser is a member bank of the Federal Reserve System and the Federal Deposit Insurance Corporation.

                  On December 31, 1996, the Trust Department of National City Bank had approximately $9.9 billion in assets under management, and National City Bank had approximately $18.6 billion in total trust assets. National City Bank has its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114.

                  Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment policies, the adviser has agreed to manage the Fund, make decisions with respect to and place orders for all purchases and sales of the Fund's securities, and maintain the Fund's records relating to such purchases and sales. The Fixed Income Team of National City's Asset Management Group is responsible for the day-to-day management of the Fund. Members of the team make decisions for the Funds. No person is primarily responsible for making recommendations. Members of the team are:

         - Donald L. Ross, CFA, Director of the Fixed Income Team, has been with National City since 1985. He specializes in the overall duration and yield curve decisions.

         - Michael E. Santelli, CFA, Vice President, joined National City in 1995. Previously, he was associated with Donaldson, Lufkin and Jenrette's Mortgage research department since 1993. He specializes in the mortgage market.

         - Alex L. Vallecillo, Assistant Vice President, joined National City in 1996. He traded corporate structured securities for Merrill Lynch in 1993, and was associated with EDS from September 1990 through July 1992. He specializes in the analysis of the corporate bond sector.

         - Stephen P. Carpenter, Vice President, joined National City in 1988. He has more than 21 years of investment experience with expertise in the area of municipal bonds -- taxable as well as tax-free -- and money market instruments.

         - John C. Pfenenger, Vice President, joined National City in 1996. His experience includes five years at Mitchell Hutchins in their quantitative fixed income group. John now specializes in the management of the asset-backed market.

         - Douglas J. Carey, Fixed Income Analyst, joined National City in 1995. Prior to joining National City, Mr. Carey was a graduate assistant for the Economic Department of Miami University from August 1994 through July 1995. He is responsible for the development of econometric models used in economic and interest rate forecasting, as well as fixed income sector relative valuation.

         - Marilou C. Hitt, Assistant Vice President, has worked in National City's Funds Management Trading Department since 1984. Her responsibilities include fixed income trading of government and corporate securities as well as short-term taxable and tax-free money market instruments.

         - Frederick W. "Ted" Ramsey, Vice President of the Fixed Income Research Team, oversees the Fixed Income Team's credit and research area. His experience includes 25 years in corporate banking and credit officer. In addition to his responsibilities as head of credit research, Mr. Ramsey serves as credit advisor on new investment opportunities and risk management guidelines.

         - Connie R. Chuhaloff, joined National City in 1977. She has held investment-related responsibilities since 1988. Ms. Chuhaloff also has a background in both Trust and Branch Operations.

                  For the services provided and expenses assumed pursuant to the Advisory Agreement relating to the Fund, the adviser is entitled to receive an advisory fee, computed daily and payable monthly, at the annual rate of .40% of the average net assets of the Fund. The Trust believes that the fees are within the range of fees payable by investment funds with comparable investment objectives and policies. The adviser may from time to time waive all or a portion of its advisory fees to increase the net income of the Fund available for distribution as dividends.

ADMINISTRATOR

                  PFPC Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as the administrator to the Fund. PFPC is an indirect, wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                  Under its Administration and Accounting Services Agreement with the Trust, PFPC has agreed to provide the following services with respect to the Fund: statistical data, data processing services and accounting and bookkeeping services; prepare tax returns and certain reports filed with the SEC; assist in the preparation of reports to shareholders and the preparation of the Trust's registration statement; maintain the required fidelity bond coverage; calculate the Fund's net asset value per share, net income, and realized capital gains (losses); and generally assist the Fund with respect to all aspects of its administration and operation. PFPC is entitled to receive with respect to the Fund an administrative fee, computed daily and paid monthly, at the annual rate of .10% of the first $200,000,000 of its net assets, 0.75% of the next $200,000,000 of its net assets, .045% of the next $200,000,000 of its net assets and .02% of its net assets over $600,000,000 and is entitled to be reimbursed for its out-of-pocket expenses incurred on behalf of the Fund.

                     DESCRIPTION OF THE TRUST AND ITS SHARES

                  The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund authorized to issue 42 separate classes or series of shares of beneficial interest ("shares"). Two of these classes or series, which represent interests in the Fund (Class Y and Class Y - Special Series 1) are described in this Prospectus. Class Y shares constitute the Institutional class or series of shares; and Class Y - Special Series 1 shares constitute the Retail class or series of shares. The other Funds of the Trust are:

         Money Market Fund
         (Class A and Class A - Special Series 1)
         Government Fund
         (Class B and Class B - Special Series 1)
         Treasury Fund
         (Class C and Class C - Special Series 1)
         Tax Exempt Fund
         (Class D and Class D - Special Series 1)

         Equity Growth Fund
         (Class H and Class H - Special Series 1)
         Fixed Income Fund
         (Class I and Class I - Special Series 1)
         Ohio Tax Exempt Fund
         (Class K and Class K - Special Series 1)
         National Tax Exempt Fund
         (Class L and Class L - Special Series 1)
         Equity Income Fund
         (Class M and Class M - Special Series 1)
         Mid Cap Regional Fund
         (Class N and Class N - Special Series 1)
         Enhanced Income Fund
         (Class O and Class O - Special Series 1)
         Total Return Advantage Fund
         (Class P and Class P - Special Series 1)
         Pennsylvania Tax Exempt Fund
         (Class Q and Class Q - Special Series 1)
         Intermediate Government Fund
         (Class R and Class R - Special Series 1)
         GNMA Fund
         (Class S and Class S - Special Series 1)
         Pennsylvania Municipal Fund
         (Class T and Class T - Special Series 1)
         Foreign Equity Fund
         (Class U and Class U - Special Series 1)
         Core Equity Fund
         (Class W and Class W - Special Series 1)
         Equity Index Fund
         (Class V and Class V - Special Series 1)
         Small Cap Growth Fund
         (Class X and Class X - Special Series 1).

                  Each share has no par value, represents an equal proportionate interest in the investment fund with other shares of the same class or series outstanding, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of the Trust's Board of Trustees. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into any number of additional classes of shares and to classify or reclassify any class of shares into one or more series of shares.

                  Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held. Shareholders will vote in the aggregate and not by investment fund, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular investment fund. The Statement of Additional Information gives examples of situations in which the law requires voting by investment fund. In addition, shareholders of each of the investment funds will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines the matter to be voted on affects only the interests of the holders of a particular class or series of shares. Under the Services Plan, only the holders of Retail shares in an investment fund are, or would be entitled to vote on matters submitted to a vote of shareholders (if any) concerning the Services Plan. Voting rights are not cumulative, and accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the trustees irrespective of the vote of the other shareholders.

                  As stated previously in the text of this document, the Trust is organized as a trust under the laws of Massachusetts. Shareholders of such a trust may, under certain circumstances, be held personally liable (as if they were partners) for the obligations of the Trust. The Declaration of Trust of the Trust provides for indemnification out of the Trust property for any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason.

                  The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of shareholders entitled to cast at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called by shareholders to consider the removal of one or more trustees. Shareholders will receive shareholder communication assistance with respect to such matter as required by the 1940 Act.

                          CUSTODIAN AND TRANSFER AGENT

                  National City serves as the custodian of the Trust's assets. State Street Bank and Trust Company serves as the Trust's transfer and dividend disbursing agent. Communications to the Transfer Agent should be directed to P.O. Box 8421, Boston, Massachusetts 02266-8421. The fees payable by the Trust for these services are described in the Statement of Additional Information.

                                    EXPENSES

                  Except as noted below, the Trust's adviser bears all expenses in connection with the performance of its services. The Fund bears its own expenses incurred in its operations including: taxes; interest; fees (including fees paid to its trustees and officers); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; expenses related to the Distribution Plan; advisory fees; administration fees and expenses; charges of the custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholders' reports and shareholder meetings; and any extraordinary expenses. The Fund also pays for brokerage fees and commissions in connection with the purchase of its portfolio securities. Under the Services Plan, the Retail shares in the Fund also bear the expense of shareholder servicing fees.

                                  MISCELLANEOUS

                  Shareholders will receive unaudited semi-annual reports and annual financial statements audited by independent auditors.

                  Pursuant to Rule 17f-2, as National City serves the Trust as both the custodian and an investment adviser, a procedure has been established requiring three annual verifications, two of which are to be unannounced, of all investments held pursuant to the Custodian Services Agreement, to be conducted by the Trust's independent auditors.

                  As used in this Prospectus, a "vote of the holders of a majority of the outstanding shares" of the Trust or the Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the affirmative vote of the lesser of
(a) 50% or more of the outstanding shares of the Trust or the fund or (b) 67% or more of the shares of the Trust or the fund present at a meeting if more than 50% of the outstanding shares of the Trust or the fund are represented at the meeting in person or by proxy.

                  The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

                  Inquiries regarding the Trust or any of its investment funds may be directed to 1-800-622-FUND (3863).

ARMADA FUNDS

INVESTMENT ADVISER
         National City Bank
         1900 East Ninth Street
         Cleveland, Ohio 44114

EXPENSE TABLE........................................................  3

INTRODUCTION.........................................................  5

INVESTMENT OBJECTIVE AND POLICIES....................................  5

INVESTMENT LIMITATIONS............................................... 23

YIELD AND PERFORMANCE INFORMATION.................................... 24

PRICING OF SHARES.................................................... 26

HOW TO PURCHASE AND REDEEM SHARES.................................... 26

DISTRIBUTION AGREEMENT............................................... 35

SHAREHOLDER SERVICES PLAN............................................ 36

DIVIDENDS AND DISTRIBUTIONS.......................................... 36

TAXES    ............................................................ 37

MANAGEMENT OF THE TRUST.............................................. 39

DESCRIPTION OF THE TRUST AND ITS SHARES.............................. 41

CUSTODIAN AND TRANSFER AGENT......................................... 43

EXPENSES ............................................................ 43

MISCELLANEOUS........................................................ 44

                                                                    ARMADA FUNDS

                                                                      PROSPECTUS

                                                            ______________, 1997

                                                      Real Return Advantage Fund

--------------------------------------------------------------------------------

* SHARES OF THE ARMADA FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, NATIONAL CITY BANK; NATIONAL CITY BANK, COLUMBUS; NATIONAL CITY BANK, KENTUCKY; NATIONAL ASSET MANAGEMENT CORPORATION, THEIR PARENT COMPANY OR ANY OF THEIR AFFILIATES OR ANY BANK.

* SHARES OF THE ARMADA FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FDIC, OR ANY GOVERNMENTAL AGENCY OR STATE.

* AN INVESTMENT IN THE ARMADA FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

     National City Bank and certain of its affiliates serveas investment advisers to Armada Funds for which they receive an investment advisory fee. Past performance is not indicative of future performance, and the investmentreturn will fluctuate, so that you may have a gain or loss when you sell your shares. |

--------------------------------------------------------------------------------

No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its Distributor. This Prospectus does not constitute an offering by the Trust or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                  ARMADA FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                               __________ __, 1997

                           Real Return Advantage Fund

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for the above Fund of Armada Funds (the "Trust"), dated _________ __, 1997 (the "Prospectus"). A copy of the Prospectus may be obtained by calling or writing the Trust at 1-800-622-FUND
(3863), Oaks, Pennsylvania 19456.

                                TABLE OF CONTENTS

                                                                        Page
                                                                        ----

STATEMENT OF ADDITIONAL INFORMATION......................................  1

INVESTMENT OBJECTIVE AND POLICIES........................................  1

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...........................  8

DESCRIPTION OF SHARES.................................................... 10

ADDITIONAL INFORMATION CONCERNING TAXES.................................. 12

TRUSTEES AND OFFICERS.................................................... 14

ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
SERVICES AND TRANSFER AGENCY AGREEMENTS.................................. 20

SHAREHOLDER SERVICES PLAN................................................ 23

PORTFOLIO TRANSACTIONS................................................... 24

AUDITORS................................................................. 25

COUNSEL.................................................................. 25

YIELD AND PERFORMANCE INFORMATION........................................ 25

MISCELLANEOUS............................................................ 29

APPENDIX A...............................................................  1

APPENDIX B...............................................................  1

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                  This Statement of Additional Information should be read in conjunction with the Prospectus of Armada Funds (the "Trust") that describes the Real Return Advantage Fund (the "Fund"). The information contained in this Statement of Additional Information expands upon matters discussed in the Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES
                        ---------------------------------

ADDITIONAL INFORMATION ON FUND MANAGEMENT
-----------------------------------------

                  Further information on the adviser's investment management strategies, techniques, policies and related matters may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See also, "Performance Information" below.

                  Attached to this Statement of Additional Information is Appendix A which contains descriptions of the rating symbols used by S&P, Fitch, Duff, IBCA and Moody's for securities which may be held by the Funds.

INFLATION-ADJUSTED SECURITIES
-----------------------------

                  Inflation-indexed securities issued by the U.S. Treasury will initially have maturities of ten years, although it is anticipated that securities with other maturities will be issued in the future. The securities will pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if an investor purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year reached 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

                  If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If such a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

                  The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

                  While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

                  The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected. Lack of a liquid market may impose the risk of higher transaction costs and the possibility the Fund may be forced to liquidate positions when it would not be advantageous to do so. There also can be no assurance that the U.S. Treasury will issue any particular amount of inflation-indexed bonds. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-indexed bonds, and there may be a more liquid market in certain of these countries for these securities.

                  The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will correlated to the rate of inflation in the United States.

                  "Real Return," or "Inflation Adjusted Return," is a measure of the change in purchasing power of money invested in a particular instrument after adjustment for inflation. An investment in a security generating a high nominal return (such as a typical U.S. Government Treasury bond) may not generate a high real return once inflation is considered. For example, an instrument generating a 9% nominal return at a time when inflation is 6% has a real return of approximately 3%; that is, the purchasing power of the money invested in that instrument would only increase by approximately 3%. On the other hand, an inflation-indexed instrument generating a 5% real return would generate a 5% increase in purchasing power regardless of the rate of inflation. The total return (not adjusted for inflation) attained by this Fund may be less than the total return attained by other Funds that do not invest primarily in inflation-indexed securities.

                  In the case of inflation-indexed bonds, changes in market value are tied to the relationship between nominal rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. Conversely, if nominal interest rates increase at a faster rate than inflation, real interest rates might increase, leading to a decrease in value of inflation-indexed bonds.

FOREIGN SECURITIES
------------------

                  Unanticipated political or social developments may affect the value of the Fund's investments in emerging market countries and the availability to the Fund of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Fund's investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

FOREIGN CURRENCY TRANSACTIONS
-----------------------------

                  In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.

                  When entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

                  When the adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

                  A separate account consisting of liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations equal to the amount of the Fund's assets that could be required to consummate forward contracts will be established with the Fund's custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS
---------------------------------------------

                  When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Custodian (or sub-custodian) will maintain in a segregated account cash, U.S. Government securities, liquid portfolio securities or other high-grade debt obligations having a value (determined daily) at least equal to the amount of the Fund's commitments. In the case of a forward commitment to sell portfolio securities, the Custodian (or sub-custodian) will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

                  The Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a capital gain or loss.

                  When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the Fund's net asset value starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets, and fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

                  Because the Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase securities on a when-issued or forward commitment basis ever exceeded 25% of the value of its total assets.

VARIABLE AND FLOATING RATE OBLIGATIONS
--------------------------------------

                  The Fund may purchase variable and floating rate obligations (including variable amount master demand notes) which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable and floating rate obligations are direct lending arrangements between the Fund and the issuer, they are not normally traded although certain variable and floating rate obligations, such as Student Loan Marketing Association variable rate obligations, may have a more active secondary market because they are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Even though there may be no active secondary market in such instruments, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell them to a third party. Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or the U.S. Government, its agencies or instrumentalities. The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the adviser. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

SHORT TERM OBLIGATIONS
----------------------

                  The Fund may invest in various short term obligations including those described below.

                  Investments include commercial paper and other short term promissory notes issued by corporations (including variable and floating rate instruments).

                  Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable demand and time deposits issued for a definite period of time and earning a specified return by a U.S. bank (which is a member of the Federal Reserve System), a foreign branch of a U.S. bank, or a foreign bank. Bank obligations also include U.S. dollar denominated bankers' acceptances, certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. The Fund may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets. Investment in non-negotiable time deposits is limited to no more than 5% of the Fund's total assets at the time of purchase.

REPURCHASE AGREEMENTS
---------------------

                  Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund purchases securities from financial institutions such as banks and broker-dealers which the Fund's adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Although there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under Federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS
-----------------------------

                  The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the Investment Company Act of 1940.

U.S. GOVERNMENT OBLIGATIONS
---------------------------

                  The Fund may purchase obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the Government National Mortgage Association. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the adviser believes that the credit risk with respect thereto is minimal.

FUTURES CONTRACTS AND RELATED OPTIONS
-------------------------------------

                  The Fund may purchase and sell futures contracts on particular securities, financial instruments, stock and bond indexes and foreign currencies and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this Statement of Additional Information.

SECURITIES OF OTHER INVESTMENT COMPANIES
----------------------------------------

                  The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole.

PORTFOLIO TURNOVER
------------------

                  The Fund may engage in short term trading and may sell securities which have been held for periods ranging from several months to less than a day. Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. The Fund's annual portfolio turnover is not expected to exceed 100% under normal market conditions. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes U.S. Government securities and all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Fund to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making fund decisions.

ADDITIONAL INVESTMENT LIMITATIONS
---------------------------------

                  In addition to the investment limitations disclosed in the Prospectus, the Fund is subject to the following investment limitations which may not be changed without approval of the holders of a majority of the outstanding shares of the Fund (as defined under "Description of Shares" below).

                  The Fund may not:

                  1. Purchase or sell real estate, except that it may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

                  2. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: 1) purchase and sell options, forward contracts, futures contracts, including without limitation those relating to indices; 2) purchase and sell options on futures contracts or indices; 3) purchase publicly traded securities of companies engaging in whole or in part in such activities.

                  3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as it might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

                  In addition to the above fundamental limitations, the Fund is subject to the following non-fundamental limitations, which may be changed without a shareholder vote:

                  The Fund may not:

                  1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act.

                  2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies, for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

                  3. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to its transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, and (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

                  4. Purchase securities of companies for the purpose of exercising control.

                  5. Invest more than 15% of its total assets in illiquid securities.

                  The Fund does not intend to purchase securities while its outstanding borrowings are in excess of 5% of its assets. Securities held in escrow or separate accounts in connection with its investment practices are not deemed to be pledging for purposes of this limitation.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

                  Shares in the Trust are sold on a continuous basis by SEI Financial Services Company (the "Distributor"), which has agreed to use appropriate efforts to solicit all purchase orders. The issuance of shares is recorded on the books of the Trust. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor's financial institution at its principal office. Such requests must be signed by each shareholder, with each signature guaranteed by a U.S. commercial bank or trust company or by a member firm of a national securities exchange. Guarantees must be signed by an authorized signatory and "Signature Guaranteed" must appear with the signature. An investor's financial institution may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.

                  The Trust may suspend the right of redemption or postpone the date of payment for more than seven days for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

                  There is no sales load charged on shares acquired through the reinvestment of dividends or distributions on such shares.

                  Automatic investment programs such as the monthly savings program ("Program") described in the Prospectus offered by the Fund permit an investor to use "dollar cost averaging" in making investments. Under this Program, an agreed upon fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors to reduce their average cost per share because the Program results in more shares being purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that dollar cost averaging results in purchases of shares regardless of their price on the day of investment or market trends and does not ensure a profit, protect against losses in a declining market, or prevent a loss if an investor ultimately redeems his shares at a price which is lower than their purchase price. An investor may want to consider his financial ability to continue purchases through periods of low price levels. From time to time, in advertisements, sales literature, communications to shareholders and other materials ("Materials"), the Trust may illustrate the effects of dollar cost averaging through use of or comparison to an appropriate index.

OFFERING PRICE PER RETAIL SHARE OF THE FUNDS
--------------------------------------------

                  An illustration of the computation of the offering price per Retail share of the Fund, based upon the estimated value of its net assets and number of shares outstanding on its commencement date, is as follows:

                                      TABLE
                                      -----

Net Assets of Retail Shares............................$10,000,000

Outstanding Retail Shares............................... 1,000,000

Net Asset Value Per Share..............................$     10.00
      ($10,000,000 / 1,000,000)

Sales Charge, 3.75% of offering
  price (3.90% of net asset value
  per share)...........................................$       .39

Offering to Public.....................................$     10.39

* Amounts are estimated as the Fund has not commenced operations.

EXCHANGE PRIVILEGE
------------------

                  Investors may exchange all or part of their Retail shares as described in the Prospectus. Any rights an Investor may have (or have waived) to reduce the sales load applicable to an exchange, as may be provided in a Fund Prospectus, will apply in connection with any such exchange. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

                  By use of the exchange privilege, the Investor authorizes the Trust's Transfer Agent or his financial institution to act on telephonic or written instructions from any person representing himself or herself to be the shareholder and believed by the Transfer Agent or the financial institution to be genuine. The Investor or his financial institution must notify the Transfer Agent of his prior ownership of Retail shares and account number. The Transfer Agent's records of such instructions are binding.

                              DESCRIPTION OF SHARES
                              ---------------------

                  The Trust is a Massachusetts business trust. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of 42 classes or series of shares. Two of these classes or series, which represent interests in the Real Return Advantage Fund (Class Y and Class Y - Special Series 1) are described in this Statement of Additional Information and the related Prospectus.

                  Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of the Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets of the Trust not belonging to any particular Fund which are available for distribution.

                  Rule 18f-2 under the 1940 Act provides that any matter required by the 1940 Act, applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment fund affected by such matter. Rule 18f-2 further provides that an investment fund is affected by a matter unless the interests of each fund in the matter are substantially identical or the matter does not affect any interest of the fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular fund. In addition, shareholders of each class in a particular investment fund have equal voting rights except that only Retail shares of an investment fund will be entitled to vote on matters submitted to a vote of shareholders (if any) relating to shareholder servicing fees that are allocable to such shares.

                  Although the following types of transactions are normally subject to shareholder approval, the Board of Trustees may, under certain limited circumstances, (a) sell and convey the assets of an investment fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance;
(b) sell and convert an investment fund's assets into money and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to an investment fund with the assets belonging to another investment fund of the Trust, if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on shareholders of any fund participating in such combination, and, in connection therewith, to cause all outstanding shares of any fund to be redeemed at their net asset value or converted into shares of another class of the Trust shares at net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his original investment due to changes in the market prices of the fund's securities.

                     ADDITIONAL INFORMATION CONCERNING TAXES
                     ---------------------------------------

                  The following summarizes certain additional tax considerations generally affecting the Trust and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders or possible legislative changes, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

                  The Fund will be treated as a separate corporate entity under the Code and intends to qualify as a regulated investment company. In order to qualify for tax treatment as a regulated investment company under the Code, the Fund must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

                  Another requirement for qualification as a regulated investment company under the Code is that less than 30% of the Fund's gross income for a taxable year must be derived from gains realized on the sale or other disposition of the following investments held for less than three months:
(1) stock and
securities (as defined in Section 2(a)(36) of the 1940 Act; (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and, with respect to taxable debt securities and non taxable debt securities acquired after April 30, 1993, accrued market discount) received by the Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

                  Some investments held by the Fund may be subject to special rules which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. The Treasury Department has issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" are not subject to the mark-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by the Fund which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

                  The Trust will designate any distribution of long-term capital gains of the Fund as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Trust's taxable year. Shareholders should note that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

                  A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

                  If for any taxable year the Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund's taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on Municipal Bonds) would be taxable as ordinary income to the Fund's shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

                  The Fund may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients".

                              TRUSTEES AND OFFICERS
                              ---------------------

                  W. Bruce McConnel, III, Esq., Secretary of the Trust, is a partner of the law firm of Drinker Biddle & Reath, which receives fees as counsel to the Trust. Neal J. Andrews, Treasurer of the Trust, is employed by PFPC, Inc., which receives fees as Administrator to the Trust. The Trustees and officers of the Trust, their addresses, principal occupations during the past five years, and other affiliations are as follows:

                                                                                          PRINCIPAL OCCUPATION
                                                    POSITION WITH                         DURING PAST 5 YEARS
NAME AND ADDRESS                                      THE TRUST                           AND OTHER AFFILIATIONS
----------------                                      ---------                           ----------------------

Robert D. Neary*                                    Chairman of the                       Retired Co-Chairman of
1300 Huntington Bldg.                               Board, President                      Ernst & Young, April
925 Euclid Avenue                                   and Trustee                           1984-September 1993;
Cleveland, OH  44115                                                                      Director, Cold Metal
Age 62                                                                                    Products, Inc., since
                                                                                          March 1994; Director, Zurn
                                                                                          Industries, Inc.,
                                                                                          (plumbing products and
                                                                                          engineering and
                                                                                          construction services)
                                                                                          since June 1995.


Thomas R. Benua, Jr.                                Trustee                               Chairman, EBCO
564 Hackberry Drive                                                                       Manufacturing Company
Westerville, OH  43081                                                                    and Subsidiaries
Age 51                                                                                    (manufacture, sale and
                                                                                          financing of water coolers
                                                                                          and dehumidifiers), since
                                                                                          January 1996 and
                                                                                          President, January 1987 to
                                                                                          January 1996; Vice
                                                                                          President and Executive
                                                                                          Committee Member of Ebtech
                                                                                          Corp. (market and sell
                                                                                          bottled and point-of-use
                                                                                          water coolers), since
                                                                                          March 1991.


                                                                                          PRINCIPAL OCCUPATION
                                                    POSITION WITH                         DURING PAST 5 YEARS
NAME AND ADDRESS                                      THE TRUST                           AND OTHER AFFILIATIONS
----------------                                      ---------                           ----------------------

Leigh Carter*                                       Trustee                               Retired President and
P.O. Box 13418                                                                            Chief Operating
Akron, OH  44334                                                                          Officer, BFGoodrich
Age 70                                                                                    Company, August 1986
                                                                                          to September 1990;
                                                                                          Director, Adams Express
                                                                                          Company (closed-end
                                                                                          investment company), since
                                                                                          April 1982; Director,
                                                                                          Lamson & Sessions Co.
                                                                                          (producer of electrical
                                                                                          supplies for construction,
                                                                                          consumer power and
                                                                                          communications industry),
                                                                                          since April 1991;
                                                                                          Director, Petroleum &
                                                                                          Resources Corp., since
                                                                                          April 1987; Director,
                                                                                          Morrison Products
                                                                                          (manufacturer of blower
                                                                                          fans and air moving
                                                                                          equipment), since April
                                                                                          1983.



John F. Durkott                                     Trustee                               President and Chief
8600 Allisonville Road                                                                    Operating Officer,
Indianapolis, IN  46250                                                                   Kittle's Home
Age 51                                                                                    Furnishings Center,
                                                                                          Inc., since January 1982;
                                                                                          partner, Kittles
                                                                                          Bloomington Property
                                                                                          Company, since January
                                                                                          1981; partner, KK&D
                                                                                          (Affiliated Real Estate
                                                                                          Companies of Kittle's Home
                                                                                          Furnishings Center), since
                                                                                          January 1989.


                                                                                          PRINCIPAL OCCUPATION
                                                    POSITION WITH                         DURING PAST 5 YEARS
NAME AND ADDRESS                                      THE TRUST                           AND OTHER AFFILIATIONS
----------------                                      ---------                           ----------------------

Richard W. Furst, Dean                              Trustee                               Professor of Finance
600 Autumn Lane                                                                           and Dean, Carol Martin
Lexington, KY  40502                                                                      Gatton College of
Age 57                                                                                    Business and
                                                                                          Economics, University of
                                                                                          Kentucky, since 1981;
                                                                                          Director, the Seed
                                                                                          Corporation (investment
                                                                                          group), since 1990;
                                                                                          Director, Foam Design,
                                                                                          Inc. (manufacturer of
                                                                                          industrial and commercial
                                                                                          foam products), since
                                                                                          1993; Director, Studio
                                                                                          Plus Hotels, Inc., since
                                                                                          1994.



J. William Pullen                                   Trustee                               President and Chief
Whayne Supply Company                                                                     Executive Officer,
1400 Cecil Avenue                                                                         Whayne Supply Co.
P.O. Box 35900                                                                            (engine and heavy
Louisville, KY 40232-5900                                                                 equipment
Age 57                                                                                    distribution), since
                                                                                          1986; President and Chief
                                                                                          Executive Officer,
                                                                                          American Contractors
                                                                                          Rentals & Sales (rental
                                                                                          subsidiary of Whayne
                                                                                          Supply Co.), since 1988.


                                                                                          PRINCIPAL OCCUPATION
                                                    POSITION WITH                         DURING PAST 5 YEARS
NAME AND ADDRESS                                      THE TRUST                           AND OTHER AFFILIATIONS
----------------                                      ---------                           ----------------------

Richard B. Tullis                                   Trustee                               Chairman Emeritus,
5150 Three Village Drive                                                                  Harris Corporation
Lyndhurst, OH 44124                                                                       (electronic
Age 82                                                                                    communication and
                                                                                          information processing
                                                                                          equipment), since October
                                                                                          1985; Director, NACCO
                                                                                          Materials Handling Group,
                                                                                          Inc. (manufacturer of
                                                                                          industrial fork lift
                                                                                          trucks), since 1984;
                                                                                          Director, Hamilton
                                                                                          Beach/Proctor-Silex, Inc.
                                                                                          (manufacturer of household
                                                                                          appliances), since 1990;
                                                                                          Director, Waste-Quip, Inc.
                                                                                          (waste handling
                                                                                          equipment), since 1989.


W. Bruce McConnel, III                              Secretary                             Partner of law firm
Philadelphia National                                                                     Drinker Biddle &
  Bank Building                                                                           Reath,
1345 Chestnut Street                                                                      Philadelphia,
Suite 1100                                                                                Pennsylvania
Philadelphia, PA 19107
Age 54

Neal J. Andrews                                     Treasurer                             Vice President, PFPC,
PFPC, Inc.                                                                                Inc. since 1992;
103 Bellevue Parkway                                                                      Senior Auditor, Price
Wilmington, DE  19809                                                                     Waterhouse & Co., LLP,
Age 31                                                                                    since 1987.



--------------------

* Messrs. Neary and Carter are considered by the Trust to be "interested persons" of the Trust as defined in the 1940 Act.

                  Each trustee receives an annual fee of $7,500 plus $2,500 for each Board meeting attended and reimbursement of expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $2,500 per annum for services in such capacity. For the year ended May 31, 1996, the Trust's trustees and officers as a group received aggregate fees of $69,875. The trustees and officers of the Trust own less than 1% of the shares of the Trust.

                  The following table summarizes the compensation for each of the Trustees of the Trust for the fiscal year ended May 31, 1996:

                                                                Pension or
                                                                Retirement
                                                             Benefits Accrued                                     Total
                                           Aggregate            as Part of               Estimated            Compensation
              Name of                    Compensation           the Trust's          Approval Benefits          from the
         Person, Position               from the Trust           Expenses             Upon Retirement             Trust
         ----------------               --------------           --------             ---------------             -----

Richard B. Tullis, Chairman,                $13,000                 $0                      $0                   $13,000
President and Trustee

Thomas R. Benua, Jr.,                       $11,375                 $0                      $0                   $11,375
Trustee

Leigh Carter, Trustee                       $11,375                 $0                      $0                   $11,375

John F. Durkott, Trustee                    $11,375                 $0                      $0                   $11,375

Richard W. Furst, Trustee                   $11,375                 $0                      $0                   $11,375

J. William Pullen, Trustee                  $11,375                 $0                      $0                   $11,375

Robert D. Neary, Trustee                      $0                    $0                      $0                     $0


SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------

                  Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                  The Declaration of Trust states further that no trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of the Trust; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or the Trust shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expense, reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the trustees, have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he been a trustee.

                ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
                     SERVICES AND TRANSFER AGENCY AGREEMENTS
                -------------------------------------------------

ADVISORY AGREEMENT
------------------

                  As described in the Prospectus, National City Bank serves as investment adviser to the Real Return Advantage Fund. The adviser is an affiliate of National City Corporation, a bank holding company with $51 billion in assets, and headquarters in Cleveland, Ohio and nearly 900 branch offices in three states. Through its subsidiaries, National City Corporation has been managing investments for individuals, pension and profit-sharing plans and other institutional investors for over 75 years and currently manages over $38 billion in assets. From time to time, the adviser may voluntarily waive fees or reimburse the Trust for expenses.

                  The Advisory Agreement provides that the adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the adviser has undertaken in the Advisory Agreement to maintain its policy and practice of conducting its Trust Department independently of its Commercial Departments.

                  The Advisory Agreement relating to the Fund was approved by its sole shareholder prior to the Fund's commencement of investment operations. Unless sooner terminated, the Advisory Agreement will continue in effect with respect to the Fund until September 30, 1997 and from year to year thereafter, subject to annual approval by the Trust's Board of Trustees, or by a vote of a majority of the outstanding shares of the Fund (as defined in the Fund's Prospectus) and a majority of the trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated by the Trust or the adviser on 60 days written notice, and will terminate immediately in the event of its assignment.

AUTHORITY TO ACT AS INVESTMENT ADVISER
--------------------------------------

                  Banking laws and regulations, including the Glass- Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System, (a) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a bank holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company. The adviser believes that it may perform the services for the Fund contemplated by its Advisory Agreement with the Trust as described in such agreement without violation of applicable banking laws or regulations. However, there are no controlling judicial precedents and future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of present requirements, could prevent the adviser from continuing to perform services for the Trust. If the adviser were prohibited from providing services to the Fund, the Board of Trustees would consider selecting another qualified firm. Any new investment advisory agreement would be subject to shareholder approval.

                  Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of the adviser, or its affiliated and correspondent banks in connection with shareholder purchases of Fund shares, the adviser and its affiliated and correspondent banks might be required to alter materially or discontinue the services offered by them to shareholders. It is not anticipated, however, that any resulting change in the Trust's method of operations would affect its net asset value per share or result in financial losses to any shareholder.

                  If current restrictions preventing a bank or its affiliates from legally sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the adviser, or an affiliate of the adviser, would consider the possibility of offering to perform additional services for the Trust. Legislation modifying such restrictions has been proposed in past sessions in Congress. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which the adviser, or such an affiliate, might offer to provide such services.

ADMINISTRATION AND ACCOUNTING SERVICE AGREEMENT
-----------------------------------------------

                  PFPC serves as the administrator and accounting agent to the Trust. The services provided as administrator and accounting agent and current fees are described in the Prospectus.

DISTRIBUTION PLAN AND RELATED AGREEMENT
---------------------------------------

                  The Distributor acts as distributor of the Fund's shares pursuant to its Distribution Agreement with the Trust as described in the Prospectus. Shares are sold on a continuous basis.

                  Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a Distribution Plan (the "Plan") which permits the Trust to bear certain expenses in connection with the distribution of its shares. As required by Rule 12b-1, the Trust's 12b-1 Plan and related distribution agreement have been approved, and are subject to annual approval by, a majority of the Trust's Board of Trustees, and by a majority of the trustees who are not interested persons of the Trust and have no direct or indirect interest in the operation of the Plan or any agreement relating to the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan and related agreement. In compliance with the Rule, the trustees requested and evaluated information they thought necessary to an informed determination of whether the Plan and related agreement should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan and related agreement will benefit the Trust and its shareholders.

                  Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by a fund (in the Trust's case, the Distributor) provide for the trustees' review of quarterly reports on the amounts expended and the purposes for the expenditures.

                  Any change in the Plan that would materially increase the distribution expenses of the Fund requires approval by its shareholders, but otherwise, the Plan may be amended by the trustees, including a majority of the disinterested trustees who do not have any direct or indirect financial interest in the Plan or related agreement. The Plan and related agreement may be terminated as to the Fund by a vote of the Trust's disinterested trustees or by vote of the shareholders of the Fund, on not more than 60 days written notice. The selection and nomination of disinterested trustees has been committed to the discretion of such disinterested trustees as required by the Rule.

                  The Trusts' Plan provides that each Fund will compensate the Distributor for distribution expenses in an amount not to exceed .10% of such fund's average net assets. Distribution expenses payable by the Distributor pursuant to the Plan include direct and indirect costs and expenses incurred in connection with advertising and marketing a fund's shares, and direct and indirect costs and expenses of preparing, printing and distributing its prospectuses to other than current shareholders. The Plan provides that the Trust will pay the Distributor an annual base fee of $1,250,000 plus incentive fees based upon asset growth payable monthly and accrued daily by all of the Trust's investment funds with respect to which the Distributor is distributing shares.

                  The Plan has been approved, and will continue in effect for successive one year periods, after an initial period of two years, provided that such continuance is specifically approved by (1) the vote of a majority of the trustees who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan and (2) the vote of a majority of the entire Board of Trustees.

CUSTODIAN SERVICES AND TRANSFER AGENCY AGREEMENTS
-------------------------------------------------

                  National City Bank serves as the Trust's custodian with respect to the Fund. Under its Custodian Services Agreement, National City Bank has agreed to: (i) maintain a separate account or accounts in the name of the Fund; (ii) hold and disburse portfolio securities on account of the Fund; (iii) collect and make disbursements of money on behalf of the Fund; (iv) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (v) respond to correspondence by security brokers and others relating to its duties; and (vi) make periodic reports to the Board of Trustees concerning the Fund's operations. National City Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that it shall remain responsible for the performance of all of its duties under the Custodian Services Agreement and shall hold the Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian. The Fund reimburses National City Bank for its direct and indirect costs and expenses incurred in rendering custodial services, except that the costs and expenses borne by the Fund in any year may not exceed $.225 for each $1,000 of average gross assets of the Fund.

                  State Street Bank and Trust Company (the "Transfer Agent") serves as the Trust's transfer agent and dividend disbursing agent with respect to the Fund. Under its Transfer Agency Agreement, it has agreed to: (i) issue and redeem shares of the Fund; (ii) transmit all communications by the Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning the Fund's operations. The Transfer Agent sends each shareholder of record a monthly statement showing the total number of shares owned as of the last business day of the month (as well as the dividends paid during the current month and year), and provides each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder's account with the Fund.

                            SHAREHOLDER SERVICES PLAN
                            -------------------------

                  As stated in the Prospectus, the Trust has implemented the Services Plan with respect to Retail shares in the Fund. Pursuant to the Services Plan, the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of Retail shares in consideration for the payment of up to .25% (on an annualized basis) of the net asset value of such shares. Such services may include: (i) aggregating and processing purchase and redemption requests from customers; (ii) providing customers with a service that invests the assets of their accounts in Retail shares; (iii) processing dividend payments from the Funds; (iv) providing information periodically to customers showing their position in Retail shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed with respect to Retail shares beneficially owned by customers; (vii) forwarding shareholder communications; and (viii) other similar services requested by the Trust. Agreements between the Trust and financial institutions will be terminable at any time by the Trust without penalty.

                             PORTFOLIO TRANSACTIONS
                             ----------------------

                  Pursuant to the Advisory Agreement with the Trust, National City Bank is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Fund. The adviser purchases portfolio securities either directly from the issuer or from an underwriter or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.

                  While the adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the adviser may receive orders for transactions by the Fund. Information so received is in addition to and not in lieu of services required to be performed by the adviser and does not reduce the fees payable to the adviser by the Fund. Such information may be useful to the adviser in serving both the Trust and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the adviser in carrying out its obligations to the Trust.

                  Portfolio securities will not be purchased from or sold to the Fund's adviser, the Distributor, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not give preference to its adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

                  Investment decisions for the Fund are made independently from those for the other Funds and for other investment companies and accounts advised or managed by the adviser. Such other Funds, investment companies and accounts may also invest in the same securities as such Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

                                    AUDITORS
                                    --------

                  Ernst & Young LLP, independent auditors, with offices at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, serve as independent auditors of the Trust.

                                     COUNSEL
                                     -------

                  Drinker Biddle & Reath (of which Mr. McConnel, Secretary of the Trust, is a partner), with offices at 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, are counsel to the Trust and will pass upon the legality of the shares offered hereby.

                        YIELD AND PERFORMANCE INFORMATION
                        ---------------------------------

                  The Fund's "yield" described in the Prospectus is calculated by dividing the Fund's net investment income per share earned during a 30-day period (or another period permitted by the rules of the SEC) by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                                a-b to the 6 power
                                    Yield = 2 [(------) - 1]
                                                 cd + 1

         Where:            a =      dividends and interest earned during the
                                    period.

                           b = expenses accrued for the period (net of reimbursements).

                           c =      the average daily number of shares
                                    outstanding during the period that were
                                    entitled to receive dividends.

                           d = maximum offering price per share on the last day of the period.

                  The Fund calculates interest earned on debt obligations held in its fund by computing the yield to maturity of each obligation held by it based on the market value of the obligation

(including actual accrued interest) at the close of business on the last business day of each 30-day period, or, with respect to obligations purchased during the 30-day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30-day period that the obligation is in the Fund. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

                  Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter. For applicable sales charges, see "How to Purchase and Redeem Shares -- Sales Charges Applicable to Purchases of Retail Shares" in the Prospectus.

                  The Fund computes its "average annual total return" by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                           ERV  to the 1/n power
                                    T = [(-----) - 1]
                                            P

         Where:            T =      average annual total return

                         ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period

                           P =      hypothetical initial payment of $1,000
                           n =      period covered by the computation, expressed
                                    in terms of years

                  The Fund computes its aggregate total returns by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                       ERV
                                  T = (---) - 1
                                        P

                  The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to the Fund's mean (or median) account size for any fees that vary with the size of the account. The maximum sales load and other charges deducted from payments are deducted from the initial $1,000 payment (variable "P" in the formula). The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the measuring period covered by the computation.

                  The Fund may also from time to time include in Materials a total return figure that is not calculated according to the formulas set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, the Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Fund does not, for these purposes, deduct from the initial value invested any amount representing sales charges. The Fund will, however, disclose the maximum sales charge and will also disclose that the performance data do not reflect sales charges and that inclusion of sale charges would reduce the performance quoted.

                  The Fund may also from time to time include discussions or illustrations of the effects of compounding in Materials. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

                  In addition, the Fund may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of the Fund, high-quality investments, economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Fund and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of the Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                                  MISCELLANEOUS
                                  -------------

                  The Fund bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations. All organization expenses are being amortized on the straight-line method over a period of five years from the date of commencement of operations.

                  As used in the Prospectus, "assets belonging to the Fund" means the consideration received by the Trust upon the issuance of shares in that particular Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular Fund. In determining the Fund's net asset value, assets belonging to the Fund are charged with the liabilities in respect of that Fund.

                                   APPENDIX A
                                   ----------

                             DESCRIPTION OF RATINGS

CORPORATE LONG-TERM DEBT RATINGS
--------------------------------

                  The following summarizes the four highest ratings used by Standard & Poor's for corporate debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                  "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

                  "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the four highest ratings used by Moody's for corporate debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

                  Note: Those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1 and A1.

                  The following summarizes the four highest ratings used by Duff & Phelps for corporate debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  To provide more detailed indications of credit quality, the "AA," "A" and "BBB" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the four highest ratings used by Fitch for corporate bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the four highest rating categories used by IBCA for bonds:

                  "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                  "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

                  IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

COMMERCIAL PAPER RATINGS
------------------------

                  A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the highest rating category used by Standard and Poor's for commercial paper:

                  "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the highest rating category used by Moody's for commercial paper:

                  "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

                  Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the highest rating category used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the highest rating category used by Fitch for short-term obligations such as short-term notes, municipal notes, variable rate demand instruments and commercial paper:

                  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the highest rating category used by IBCA for short-term notes including commercial paper:

                  "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

                  "A1" - Obligations are supported by the highest capacity for timely repayment.

                                   APPENDIX B

                  As stated in the Prospectus, the Real Return Advantage Fund (the "Fund") may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

I.  Index Futures Contracts
    -----------------------

                  GENERAL. A securities index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities included. Some securities index futures contracts are based on broad market indexes, such as the Standard & Poor's Ratings Group 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes or indexes based on an industry or market segment, such as oil and gas stocks.

                  Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

                  The Fund may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its Fund as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

                  In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its Fund holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the Fund will decline prior to the time of sale.

II.  Margin Payments
     ---------------

                  Unlike purchases or sales of portfolio securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

III.  Risks of Transactions in Futures Contracts
      ------------------------------------------

                  There are several risks in connection with the use of futures by the Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the adviser. It is also possible that, where the Fund has sold futures to hedge its Fund against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

                  When futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

                  In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

                  Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund will continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

                  Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

                  Successful use of futures by the Fund is also subject to the adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

IV.  Options on Futures Contracts
     ----------------------------

                  The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

                  Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

V.  Other Matters
    -------------

                  Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                    FORM N-1A
                                    ---------

                           PART C - OTHER INFORMATION
                           --------------------------

Item 24. FINANCIAL STATEMENTS AND EXHIBITS
         ---------------------------------

         (A)      FINANCIAL STATEMENTS
                  --------------------

                  (1)      Included in Parts A of the Registration Statement:


                           None.

                  (2) Incorporated by reference in Parts B of the Registration Statement:

                           None.


         (B)      EXHIBITS
                  --------

                  (1) Declaration of Trust dated January 28, 1986 is incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed on December 16, 1986.

                           (a) Amendment No. 1 to Declaration of Trust is incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 6 to Registrant's
                  Registration Statement filed on August 1, 1989.

                           (b) Amendment No. 2 to Declaration of Trust is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 23 to Registrant's
                  Registration Statement filed on May 11, 1995.

                           (c) Certificate of Classification of Shares
                  reflecting the creation of the Tax Exempt Portfolio (Trust) as filed with the Office of Secretary of State of Massachusetts on October 16, 1989 is incorporated herein by reference to
                  Exhibit 1(c) to Post-Effective Amendment No. 26 to Registrant's Registration Statement filed on May 15, 1996.

                           (d) Certificate of Classification of Shares
                  reflecting the creation of Special Series 1 in the Money Market, Government, Treasury, Tax Exempt, Equity, Bond and Ohio Tax Exempt Portfolios as filed with the Office of Secretary of State of Massachusetts on December 11, 1989 is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 26 to

                  Registrant's Registration Statement filed on May 15, 1996.

                           (e) Certificate of Classification of Shares
                  reflecting the creation of Special Series 1 in the Money Market, Government, Treasury, Tax Exempt, Equity, Bond and Ohio Tax Exempt Portfolios as filed with the Office of the Secretary of State of Massachusetts on September 12, 1990 is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 26 to Registrant's Registration Statement filed on May 15, 1996.

                           (f) Certificate of Classification of Shares
                  reflecting the creation of Class L and Class L-Special Series 1 shares, Class M and Class M-Special Series 1, Class N and Class N-Special Series 1, Class O and Class O-Special Series 1, and Class P and Class P-Special Series 1 representing interests in the National Tax Exempt Portfolio, Equity Income Portfolio, Mid Cap Regional Equity Portfolio, Enhanced Income Fund and Total Return Advantage Fund, respectively, as filed with the Office of Secretary of State of Massachusetts on June 30, 1994 is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 26 to Registrant's Registration Statement filed on May 15, 1996.


                           (g) Certificate of Classification of Shares
                  reflecting the creation of Class Q and Class Q-Special Series 1 shares, Class R and Class R-Special Series 1, Class S and Class S-Special Series 1 shares, and Class T and Class T-Special Series 1 shares representing interests in the Pennsylvania Tax Exempt, Intermediate Government, GNMA and Pennsylvania Municipal Funds, as filed with the Office of the Secretary of State of Massachusetts on September 10, 1996.

                           (h) Form of Certificate of Classification of Shares
                  reflecting the creation of Class U and Class USpecial Series 1 shares, Class V and Class V-Special Series 1 shares and Class W and Class W-Special Series 1 shares representing interests in the Foreign Equity, Equity Index and Core Equity Funds, respectively.

                           (i) Form of Certificate of Classification of Shares
                  reflecting the creation of Class X and Class X-Special Series 1 shares and Class Y and Class Y-Special Series 1 shares representing interests in the Small Cap Growth Fund and Real Return Advantage Funds, respectively.

                  (2) Code of Regulations as approved and adopted by Registrant's Board of Trustees on January 28, 1986 is incorporated herein by reference to Exhibit 2 to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on January 30, 1986.

                           (a) Amendment No. 1 to Code of Regulations is incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 6 to Registrant's
                  Registration Statement filed on August 1, 1989.

                  (3)      None.

                  (4) (a) Specimen copy of share certificate for Class A units of beneficial interest is incorporated herein by reference to
                  Exhibit 4(a) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on January 30, 1986.

                           (b) Specimen copy of share certificate for Class A -
                  Special Series 1 units of beneficial interest is incorporated herein by reference to Exhibit 4(b) to Post-Effective Amendment No. 13 to the Registrant's Registration Statement filed on July 27, 1990.

                           (c) Specimen copy of share certificate for Class B
                  units of beneficial interest is incorporated herein by reference to Exhibit 4(b) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on January 30, 1986.

                           (d) Specimen copy of share certificate for Class B -
                  Special Series 1 units of beneficial interest is incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 13 to the Registrant's Registration Statement filed on July 27, 1990.

                           (e) Specimen copy of share certificate for Class C
                  units of beneficial interest is incorporated herein by reference to Exhibit 4(c) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on January 30, 1986.

                           (f) Specimen copy of share certificate for Class C -
                  Special Series 1 units of beneficial interest is incorporated herein by reference to Exhibit 4(f) to Post-Effective Amendment No. 13 to Registrant's Registration Statement filed July 27, 1990.

                           (g) Specimen copy of share certificates for Class D
                  units of beneficial interest is incorporated herein by reference to Exhibit 4(d) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on January 30, 1986.

                           (h) Specimen copy of share certificate for Class D -
                  Special Series 1 units of beneficial interest is incorporated hereby by reference to Exhibit 4(h) to Post-Effective Amendment No. 13 to Registrant's Registration Statement filed July 27, 1990.

                           (i) Specimen copy of share certificate for Class E
                  units of beneficial interest is incorporated herein by reference to Exhibit 4(e) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on January 30, 1986.

                           (j) Specimen copy of share certificate for Class F
                  units of beneficial interest is incorporated herein by reference to Exhibit 4(f) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on January 30, 1986.

                           (k) Specimen copy of share certificate for Class G
                  units of beneficial interest is incorporated herein by reference to Exhibit 4(g) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on January 30, 1986.

                           (l) Specimen copy of share certificate for Class J
                  units of beneficial interest is incorporated herein by reference to Exhibit 4(h) to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed on August 1, 1989.

                           (m) Specimen copy of share certificate for Class H
                  units of beneficial interest is incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 10 to Registrant's Registration Statement filed on April 17, 1990.

                           (n) Specimen copy of share certificate for Class H -
                  Special Series 1 units of beneficial interest is incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 10 to Registrant's Registration Statement filed on April 17, 1990.

                           (o) Specimen copy of share certificate for Class I
                  units of beneficial interest is incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 10 to Registrant's Registration Statement filed on April 17, 1990.
                                       C-4

                           (p) Specimen copy of share certificate for Class I -
                  Special Series 1 units of beneficial interest is incorporated herein by reference to Exhibit 4(l) to Post-Effective Amendment No. 10 to Registrant's Registration Statement filed on April 17, 1990.

                           (q) Specimen copy of share certificate for Class K
                  units of beneficial interest is incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 10 to Registrant's Registration Statement filed on April 17, 1990.

                           (r) Specimen copy of share certificate for Class K -
                  Special Series 1 units of beneficial interest is incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 10 to Registrant's Registration Statement filed on April 17, 1990.


                  (5) (a) Investment Advisory Agreement for the Money Market Portfolio, Government Portfolio, Treasury Portfolio, Tax Exempt Portfolio, Equity Portfolio, Bond Portfolio and Ohio Tax Exempt Portfolio among Registrant, National City Bank, BancOhio National Bank and First National Bank of Louisville dated September 26, 1990 is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 14 to Registrant's Registration Statement filed on September 5, 1990.

                           (b) Investment Advisory Agreement for the Money
                  Market Portfolio (Trust), Government Portfolio (Trust), Treasury Portfolio (Trust) and Tax Exempt Portfolio (Trust) among Registrant, National City Bank, BancOhio National Bank and First National Bank of Louisville dated September 26, 1990 is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 14 to Registrant's Registration Statement filed on September 5, 1990.

                           (c) Investment Advisory Agreement for the Enhanced
                  Income Fund and the Total Return Advantage Fund between Registrant and National Asset Management Corporation dated July 5, 1994, is incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 21 to Registrant's Registration Statement filed on August 31, 1994.

                           (d) Investment Advisory Agreement for the Equity
                  Income Portfolio among Registrant, National City Bank, National City Bank, Columbus and National City Bank, Kentucky dated June 30, 1994, is incorporated herein by reference to
                  Exhibit 5(i) to Post-Effective Amendment

                  No. 21 to Registrant's Registration Statement filed on August 31, 1994.



                           (e) Investment Advisory Agreement for the Mid Cap
                  Regional Equity Portfolio between Registrant and National City Bank dated July 25, 1994, is incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No. 21 to Registrant's Registration Statement filed on August 31, 1994.

                           (f) Investment Advisory Agreement for the National
                  Tax Exempt Portfolio among Registrant, National City Bank, National City Bank, Columbus, National City Bank, Kentucky and National City Bank, Indiana is incorporated herein by reference to Exhibit 5(l) to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed on February 11, 1994.

                           (g) Investment Advisory Agreement for the
                  Pennsylvania Tax Exempt, Intermediate Government, GNMA and Pennsylvania Municipal Funds between Registrant and National City Bank dated September 9, 1996.

                           (h) Sub-Advisory Agreement for the Pennsylvania Tax
                  Exempt and Pennsylvania Municipal Funds between National City Bank and Weiss, Peck & Greer L.L.C. dated September 9, 1996.

                           (i) Form of Investment Advisory Agreement for the
                  Core Equity Fund between Registrant and National Asset Management Corporation.

                           (j) Form of Investment Advisory Agreement for the
                  Foreign Equity and Equity Index Funds among Registrant and National City Bank.

                           (k) Form of Investment Advisory Agreement for the
                  Small Cap Growth and Real Return Advantage Funds between Registrant and National City Bank.

                  (6) Distribution Agreement between Registrant and SEI Financial Services Company dated March 8, 1997.


                  (7)      None.

                  (8) (a) Custodian Services Agreement between Registrant and National City Bank, dated November 7, 1994, is incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 22 to Registrant's Registration Statement filed on December 30, 1994.

                           (b) Sub-Custodian Agreement between National City
                  Bank and The Bank of California, National Association, dated November 7, 1994, is incorporated herein by reference to
                  Exhibit 8(a) to Post-Effective Amendment No. 22 to Registrant's Registration Statement filed on December 30, 1994.


                           (c) Exhibit A to the Custodian Services Agreement
                  between Registrant and National City Bank dated September 9, 1996.

                           (d) Form of Exhibit A to the Custodian Services
                  Agreement between Registrant and National City Bank.

                  (9) (a) Administration and Accounting Services Agreement between Registrant and PFPC Inc., dated March 1, 1993 is incorporated by reference to Exhibit 9(l) to Post-Effective Amendment No. 16 to Registrant's Registration Statement filed on March 1, 1993.

                           (b) Exhibit A to the Administration and Accounting
                  Services Agreement dated March 1, 1993 between Registrant and PFPC Inc., dated September 9, 1996.

                           (c) Form of Exhibit A to the Administration and
                  Accounting Services Agreement dated March 1, 1993 between Registrant and PFPC Inc.

                           (d) Transfer Agency and Service Agreement (the
                  "Tranfer Agency Agreement") between Registrant and State Street Bank and Trust Company dated March 1, 1997.

                           (e) Revised Shareholder Services Plan and Servicing
                  Agreement adopted by the Board of Trustees February 10, 1997.

                           (f) Blue Sky Services Agreement between the
                  Registrant and SEI Fund Resources dated December 2, 1996.


               (1)(10)         Opinion and consent of counsel.

                  (11)     (a) Consent of Drinker Biddle & Reath.

----------

1.       To be filed under Rule 24f-2 as part of Registrant's Rule 24f-2 Notice.

                           (b)      Consent of Ernst & Young LLP.


                  (12)     Inapplicable.


                  (13) Purchase Agreements between Registrant and McDonald & Company Securities, Inc. are incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed on December 16, 1986.

                           (a) Purchase Agreement between Registrant and
                  McDonald & Company Securities, Inc. with respect to the Tax Exempt Portfolio dated July 19, 1988 is incorporated by reference to Exhibit 13(a) to Post-Effective Amendment No. 5 to Registrant's Registration Statement filed on January 19, 1989.

                           (b) Purchase Agreement between Registrant and
                  McDonald & Company Securities, Inc. with respect to the Tax Exempt Portfolio (Trust) dated October 17, 1989 is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 13 to Registrant's Registration Statement filed on July 27, 1990.

                           (c) Purchase Agreement between Registrant and
                  McDonald & Company Securities, Inc. with respect to the Equity Portfolio and Bond Portfolio dated December 20, 1989 is incorporated herein by reference to Exhibit 13(c) to Post-Effective Amendment No. 13 to Registrant's Registration Statement filed on July 27, 1990.

                           (d) Purchase Agreement between Registrant and
                  McDonald & Company Securities, Inc. with respect to the Ohio Tax Exempt Portfolio dated January 5, 1990 is incorporated herein by reference to Exhibit 13(d) to Post-Effective Amendment No. 13 to Registrant's Registration Statement filed on July 27, 1990.

                           (e) Purchase Agreement between Registrant and
                  Allmerica Investments, Inc. with respect to the Enhanced Income Fund dated July 5, 1994, is incorporated herein by reference to Exhibit 13(e) to Post-Effective Amendment No. 21 to Registrant's Registration Statement filed on August 31, 1994.

                           (f) Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Equity Income Portfolio dated June 30, 1994, is incorporated herein by reference to Exhibit 13(g) to Post-Effective

                  Amendment No. 21 to Registrant's Registration Statement filed on August 31, 1994.

                           (g) Purchase Agreement between Registrant and
                  Allmerica Investments, Inc. with respect to the Mid Cap Regional Equity Portfolio dated July 25, 1994, is incorporated herein by reference to Exhibit 13(h) to Post-Effective Amendment No. 21 to Registrant's Registration Statement filed on August 31, 1994.

                           (h) Purchase Agreement between Registrant and
                  Allmerica Investments, Inc. with respect to the Total Return Advantage Fund dated July 5, 1994 is incorporated herein by reference to Exhibit 13(f) to Post Effective Amendment No. 21 to Registrant's Registration Statement filed on August 31, 1994.

                           (i) Purchase Agreement between Registrant and
                  Allmerica Investments, Inc. with respect to the National Tax Exempt Portfolio is incorporated herein by reference to
                  Exhibit 13(e) to Post Effective Amendment No. 20 to Registrant's Registration Statement filed on February 8, 1994.


                           (j) Purchase Agreement between Registrant and 440
                  Financial Distributors, Inc. with respect to the Pennsylvania Tax Exempt Fund dated September 6, 1996.

                           (k) Purchase Agreement between Registrant and 440
                  Financial Distributors, Inc. with respect to the Intermediate Government Fund dated September 6, 1996.

                           (l) Purchase Agreement between Registrant and 440
                  Financial Distributors, Inc. with respect to the GNMA
                  Fund dated September 6, 1996.

                           (m) Purchase Agreement between Registrant and 440
                  Financial Distributors, Inc. with respect to the Pennsylvania Municipal Fund dated September 6, 1996.

                           (n) Form of Purchase Agreement between Registrant and
                  SEI Financial Services Company ("SEI") with respect to the Core Equity Fund.

                           (o) Form of Purchase Agreement between Registrant and
                  SEI with respect to the Foreign Equity Fund.

                           (p) Form of Purchase Agreement between Registrant and
                  SEI with respect to the Equity Index Fund.

                           (q) Form of Purchase Agreement between Registrant and
                  SEI with respect to the Small Cap Growth Fund.

                           (r) Form of Purchase Agreement between Registrant and
                  SEI with respect to the Real Return Advantage Fund.


                  (14)     None.

                  (15) (a) Registrant's 12b-1 Plan is incorporated herein by reference to Exhibit 15 to Pre-Effective
                  Amendment No. 1 to Registrant's Registration Statement filed on January 13, 1986.


                       (b) Registrant's Revised Service and Distribution Plan.


                  (16) (a) Schedules for Computation of Performance Quotations are incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 15 to Registrant's Registration Statement filed on September 18, 1992.

                       (b) Schedules for Computation of Performance Quotations
                  for the Treasury, Mid Cap Regional Equity and Equity Income Portfolios and the Enhanced Income and Total Return Advantage Funds are incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 22 to Registrant's
                  Registration Statement filed on December 30, 1994.

                  (17) Inapplicable.


                  (18) Revised Plan Pursuant to Rule 18f-3 for Operation of a Dual-Class System.


Item 25. Persons Controlled By or Under

                  COMMON CONTROL WITH REGISTRANT
                  ------------------------------

                  Registrant is controlled by its Board of Trustees.

                  McDonald & Company Securities, Inc. ("McDonald"), the former distributor of NCC Funds, provided the initial capitalization of Registrant.

Item 26. NUMBER OF HOLDERS OF SECURITIES. The following information is as of March 31, 1997:

                                                             Total
                                                        Number of Record
                  Title of Class                             Holders              Institutional        Retail
                  --------------                        ----------------          -------------        ------
                  Class A units of
                   beneficial interest
                   (Money Market
                   Fund)                                      39,889                   19,902           19,987

                  Class B units of
                   beneficial interest
                   (Government Fund)                           4,357                    2,786            1,571

                  Class C units of
                   beneficial interest
                   (Treasury Fund)                             2,632                    2,386              246


                  Class D units of
                   beneficial interest
                   (Tax Exempt Fund)                           2,868                    2,091              777

                  Class H units of
                   beneficial interest
                   (Equity Fund)                               5,883                    5,372              511

                  Class I units of
                   beneficial interest
                   (Fixed Income
                   Fund)                                       2,329                    2,193              136

                  Class K units of
                   beneficial interest
                   (Ohio Tax Exempt
                   Fund)                                         933                      833              100

                  Class M units of
                   beneficial interest
                   (Equity Income
                   Fund)                                       2,017                    1,958               59

                  Class N units of
                   beneficial interest
                   (Mid Cap Regional
                   Fund)                                       2,226                    1,640              586

                  Class O units of
                   beneficial interest
                   (Enhanced Income
                   Fund)                                         284                      258               26

                  Class P units of
                   beneficial interest
                   (Total Return
                   Advantage Fund)                               916                      898               18

                                                             Total
                                                        Number of Record
                  Title of Class                             Holders              Institutional        Retail
                  --------------                        ----------------          -------------        ------

                  Class Q units of
                   beneficial interest
                   (Pennsylvania Tax
                   Exempt Fund)                                  759                      691               68

                  Class R units of
                   beneficial interest
                   (Intermediate
                   Government Fund)                            2,875                    2,869                6

                  Class S units of
                   beneficial interest
                   (GNMA Fund)                                 2,942                    2,924               18

                  Class T units of
                   beneficial interest
                   (Pennsylvania
                   Municipal Fund)                               395                      386                9

                  Class U units of
                   beneficial interest
                   (Foreign Equity Fund)                           0                        0                0

                  Class V units of
                   beneficial interest
                   (Equity Index Fund)                             0                        0                0

                  Class W units of
                   beneficial interest
                   (Core Equity Fund)                              0                        0                0

                  Class X units of
                   beneficial interest
                   (Small Cap Growth Fund)                         0                        0                0

                  Class Y units of
                   beneficial interest
                   (Real Return Advantage
                   Fund)                                           0                        0                0


Item 27.          INDEMNIFICATION
                  ---------------


                  Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Article 6 of the Distribution Agreement, incorporated by reference as Exhibit (6) hereto, and Sections 12 and 6, respectively, of the Custodian Services and Transfer Agency Agreements, incorporated by reference as Exhibits (8)(a) and (9)(h) hereto. In Article 6 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees and disbursements incurred in connection therewith), arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.


                  In addition, Section 9.3 of Registrant's Declaration of Trust dated January 28, 1986, incorporated by reference as Exhibit (1) hereto, provides as follows:

                  9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, PROVIDED that the indemnified person shall have provided a secured written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

                  The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

                  Section 12 of Registrant's Custodian Services Agreement provides as follows:

                  12. INDEMNIFICATION. The Trust, on behalf of each of the Funds, agrees to indemnify and hold harmless the Custodian and its nominees from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the 1933 Act, the 1934 Act, the 1940 Act, the CEA, and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from any action which the Custodian takes or does not take (i) at the request or on the direction of or in reliance on the advice of the Fund or (ii) upon Oral or Written Instructions. Neither the Custodian, nor any of its nominees, shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of the Custodian's or its nominees' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.

                  In the event of any advance of cash for any purpose made by the Custodian resulting from Oral or Written Instructions of the Trust, or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in respect of the Trust or any Fund in connection with the performance of this Agreement, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any Property at any time held for the account of the relevant Fund or the Trust shall be security therefor.

                  Section 6 of Registrant's Transfer Agency Agreement provides as follows:

                  6.       INDEMNIFICATION

                  6.1 The Bank shall not be responsible for, and the Fund shall on behalf of the applicable Portfolio indemnify and hold the Bank harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

                           (a) All actions of the Bank or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without negligence or willful misconduct.

                           (b) The Fund's lack of good faith, negligence or willful misconduct which arise out of the breach of any representation or warranty of the Fund hereunder.

                           (c) The reliance on or use by the Bank or its agents or subcontractors of information, records, documents or services which (i) are received by the Bank or its agents or subcontractors, and (ii) have been prepared, maintained or performed by the Fund or any other person or firm on behalf of the Fund including but not limited to any previous transfer agent or registrar.

                           (d) The reliance on, or the carrying out by the Bank or its agents or subcontractors of any instructions or requests of the Fund on behalf of the applicable Portfolio.

                           (e) The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

                           (f) The negotiations and processing of checks made payable to prospective or existing Shareholders tendered to the Bank for the purchase of Shares, such checks are commonly known as "third party checks."

                  6.2 At any time the Bank may apply to any officer of the Fund for instructions, and may consult with legal counsel with respect to any matter arising in connection with the services to be performed by the Bank tinder this Agreement, and the Bank and its agents or subcontractors shall not be liable and shall be indemnified by the Fund oil behalf of the applicable Portfolio for any action taken or omitted by it in reliance upon such instructions or upon the opinion of such counsel (provided such counsel is reasonably satisfactory to the Fund). The Bank, its agents and subcontractors shall be protected and indemnified in acting upon any paper or document, reasonably believed to be genuine and to have been signed by the proper person or persons, or upon any instruction, information, data, records or documents provided the Bank or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Fund, and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Fund. The Bank, its agents and subcontractors shall also be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Fund, and the proper countersignature of any former transfer agent or former registrar, or of a co-transfer agent or co-registrar.

                  6.3 In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes.

                  6.4 In order that the indemnification provisions contained in this Section 6 shall apply, upon the assertion of a claim for which the Fund may be required to indemnify the Bank, the Bank shall promptly notify the Fund of such assertion, and shall keep the Fund advised with respect to all developments concerning such claim. The Fund shall have the option to participate with the Bank in the defense of such claim or to defend against said claim in its own name or in the name of the Bank. The Bank shall in no case confess any claim or make any compromise in any case in which the Fund may be required to indemnify the Bank except with the Fund's prior written consent.


                  Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          BUSINESS AND OTHER CONNECTIONS
                           OF INVESTMENT ADVISERS
                           ----------------------

                  (a) Investment Adviser: National City Bank

                  National City Bank performs investment advisory services for Registrant and certain other investment advisory customers. National City Bank has been in the business of managing the investments of fiduciary and other accounts throughout Ohio since October 1919. In addition to its trust business, National City Bank provides commercial banking services.

                  To the knowledge of Registrant, none of the directors or officers of National City Bank, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, National City Corporation, which owns all the outstanding stock of National City Bank, or other subsidiaries of National City Corporation. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of National City Bank who are engaged in any other business, profession, vocation or employment of a substantial nature.

                               NATIONAL CITY BANK

                                   Position                  Other
                                 with National              Business                    Type of
Name                               City Bank               Connections                  Business
----                             -------------             -----------                  --------
Edward B. Brandon                Director                  Retired Chairman,            Bank holding
                                                           National City                company
                                                           Corporation

                                                           Director, The                Automobile parts
                                                           Standard Products            and supplies
                                                           Company

                                                           Director,                    Manufacturer of
                                                           RPM, Inc.                    protective coatings,
                                                                                        roofing materials and
                                                                                        paint

                                                           Director, Premier            Electronics
                                                           Industrial Corp.             distribution

John G. Breen                    Director                  Chairman and                 Manufacturer
                                                           Chief Executive              of paints,
                                                           Officer, The                 coatings, and
                                                           Sherwin-Williams             containers
                                                           Company

Steve D. Bullock                 Director                  Chief Executive              Non-Profit
                                                           Officer and                  organization
                                                           Chapter Manager,
                                                           American Red
                                                           Cross

Werner F. Bush                   Director                  Retired Executive            Manufacturer
                                                           Vice President and           of specialty
                                                           and Chief Oper-              chemicals
                                                           ating Officer,
                                                           Ferro Corp.

                                   Position                  Other
                                 with National              Business                    Type of
Name                               City Bank               Connections                  Business
----                             -------------             -----------                  --------
Duane E. Collins                 Director                  President and                Manufacturer
                                                           Chief Executive              of hydraulic and
                                                           Officer, Parker              and automotive
                                                           Hannifin Corp.               equipment

David A. Daberko                 Director                  Chairman and                 Bank holding
                                                           Chief Executive              company
                                                           Officer, National
                                                           City Corporation


                                                           Director,                    Bank
                                                           National City
                                                           Bank of Columbus

                                                           Director,                    Bank
                                                           National City
                                                           Bank, Northeast

                                                           Director,                    Bank
                                                           National City
                                                           Bank of Dayton

                                                           Director,                    Bank
                                                           National City
                                                           Bank, Northwest

                                                           Director,
                                                           National City                Bank
                                                           Bank of Indiana

                                                           Director,                    Bank
                                                           National City
                                                           Bank of Kentucky

                                                           Officer and                  Tractor sales
                                                           Director, Hudson
                                                           Tractor Sales,
                                                           Inc.

                                                           Director,
                                                           Student Loan
                                                           Marketing
                                                           Association

Robert J. Farling                Director                  Chairman, President          Electric utility
                                                           and Chief Executive
                                                           Officer, Centerior
                                                           Energy Corporation

Russell R. Gifford               Director                  Retired President,           Natural gas
                                                           CNG Energy Services
                                                           Corporation

                                   Position                  Other
                                 with National              Business                    Type of
Name                               City Bank               Connections                  Business
----                             -------------             -----------                  --------
Henry J. Goodman                 Director                  Chairman and                 Furniture company
                                                           Chief Executive
                                                           Officer,
                                                           H. Goodman, Inc.

Gordon D. Harnett                Director                  President,                   Manufacturer of
                                                           Chairman and                 engineered
                                                           Chief Executive              material
                                                           Officer, Brush
                                                           Wellman, Inc.

Preston B.                       Director                  Retired                      Electronic
Heller, Jr.                                                Chairman and Chief           component
                                                           Executive Officer,           distributor
                                                           Pioneer Standard
                                                           Electronics, Inc.

Leon J. Hendrix,                 Director                  Partner,                     Private
  Jr.                                                      Clayton, Dubilier            investment
                                                           & Rice, Inc.                 firm

J. Peter Kelly                   Director                  President and                Manufacturer
                                                           Chief Operating              of
                                                           Officer, LTV Steel           steel
                                                           Company

William E.                       Chairman,                 Director and Execu-
MacDonald III                    President, Chief          tive Vice President,         Bank holding
                                 Executive                 National City                company
                                 Officer and               Corporation
                                 Director

William P. Madar                 Director                  Vice Chairman and            Manufacturer
                                                           Chief Executive              of machinery
                                                           Officer, Nordson
                                                           Corporation

H. Gene Nau                      Director                  President and Chief          Travel agency
                                                           Executive Officer,
                                                           Travel One Midwest

William F. Patient               Director                  Chairman,                    PVC manufacturer
                                                           President and Chief
                                                           Executive Officer,
                                                           The Geon Company

William R. Robertson             Director                  President,                   Bank holding
                                                           National City                company
                                                           Corporation

Shelley B. Roth                  Director                  President,                   Ice cream
                                                           Pierre's French
                                                           Ice Cream Company

                                   Position                  Other
                                 with National              Business                    Type of
Name                               City Bank               Connections                  Business
----                             -------------             -----------                  --------
Thomas C. Sullivan               Director                  Chairman of the              Manufacturer
                                                           Board and Chief              of protective
                                                           Executive Officer,           coatings, roofing
                                                           RPM, Inc.                    material and paint

Dr. Jerry S.                     Director                  President,                   Education
Thornton                                                   Cuyahoga
                                                           Community
                                                           College

Morry Weiss                      Director                  Chairman and                 Greeting cards
                                                           Chief Executive
                                                           Officer, American
                                                           Greetings
                                                           Corporation

Theodore K. Zampetis             Director                  President and                Manufacturer of
                                                           Chief Operating              rubber and plastic
                                                           Officer, The                 parts for automotive
                                                           Standard Products            original equipment
                                                           Co.                          industry

W. Douglas Bannerman             Executive Vice            Senior Vice                  Bank holding
                                 President, Cor-           President,                   company
                                 porate Banking            National City
                                                           Corporation

Jeffrey M. Biggar                Executive Vice            Senior Vice                  Bank holding
                                 President,                President,                   company
                                 Private Client            National City
                                 Group                     Corporation

Jane Grebenc                     Executive Vice            None
                                 President, Retail
                                 Banking

Jeffrey D. Kelly                 Executive Vice            Executive Vice               Bank holding
                                 President,                President,                   company
                                 Investments               National City
                                                           Corporation

Bruce T. Muddell                 Executive Vice            None
                                 President, Credit
                                 Administration

Harold B. Todd, Jr.              Executive Vice            Executive Vice               Bank holding
                                 President,                President,                   company
                                 Institutional             National City
                                 Trust and Asset           Corporation
                                 Management


                  (b) Investment Adviser: National City Bank of Columbus ("National City") performs investment advisory services for Registrant and certain other investment advisory customers. National City Bank of Columbus has been in the business of managing the investments of fiduciary and other accounts throughout Ohio since 1915. In addition to its trust business, National City provides commercial banking services.

                  To the knowledge of Registrant, none of the directors or officers of National City, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, National City Corporation, which owns all the outstanding stock of National City. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of National City who are engaged in any other business, profession, vocation or employment of a substantial nature.


                         NATIONAL CITY BANK OF COLUMBUS


                                   Position                  Other
                                 with National              Business                    Type of
Name                             City Columbus             Connections                  Business
----                             -------------             -----------                  --------
Eric D. Chapman, III             Director                  President and                Health care
                                                           Chief Executive              industry consulting
                                                           Officer, Chapman
                                                           Health International,
                                                           Inc.

David A. Daberko                 Director                  Chairman and                 Bank holding
                                                           Chief Executive              company
                                                           Officer, National
                                                           City Corporation

                                                           Director, National           Bank
                                                           City Bank, Northeast

                                                           Director,                    Bank
                                                           National City
                                                           Bank of Dayton

                                                           Director,                    Bank
                                                           National City
                                                           Bank, Northwest

                                                           Director, National           Bank
                                                           City Bank of
                                                           Indiana

                                                           Director, National           Bank
                                                           City Bank

                                                           Director, National           Bank
                                                           City Bank of
                                                           Kentucky


                                   Position                  Other
                                 with National              Business                    Type of
Name                             City Columbus             Connections                  Business
----                             -------------             -----------                  --------
                                                           Officer and                  Tractor sales
                                                           Director, Hudson
                                                           Tractor Sales,
                                                           Inc.

                                                           Director, Student Loan
                                                           Marketing Association

Vincent A. DiGirolamo            Director                  Vice Chairman,               Bank holding
                                                           National City                company
                                                           Corporation

Daniel E. Evans                  Director                  Chairman,                    Food proc-
                                                           Bob Evans Farms,             essing
                                                           Inc.                         wholesale &
                                                                                        retail

                                                           Director, National           Bank
                                                           City Corporation             holding company

Thomas J. Fitzpatrick            Director                  Chairman and                 General
                                                           Chief Executive              contractor
                                                           Officer, Elford,
                                                           Inc.

James H. Gilmour                 Director                  Chairman,                    Credit card
                                                           National City Card           company
                                                           Services

Gary A. Glaser                   Director,                 Executive Vice               Bank holding
                                 President                 President,                   company
                                 and Chief                 National City
                                 Executive Officer         Corporation

                                                           Director,                    Bank
                                                           National City
                                                           Bank, Dayton

Arthur D. Herrmann               Director                  Retired Chairman,            Bank
                                                           National City Bank
                                                           of Columbus

William G. Kelley                Director                  Chairman and                 Retail
                                                           Chief Executive
                                                           Officer, Consoli-
                                                           dated Stores Corp.

James H. Miller                  Director                  Retired,                     Tire manu-
                                                           Gencorp. Inc.                facturer

J. Frederick Reid                Director                  Retired Chairman,            Insurance
                                                           Grange Insurance
                                                           Companies


                                   Position                  Other
                                 with National              Business                    Type of
Name                             City Columbus             Connections                  Business
----                             -------------             -----------                  --------
Carol L. Scott                   Director                  Retired, Mid-                Governmental
                                                           western Regional             agency
                                                           Neighborhood
                                                           Reinvestment Corp.

Dr. K. Wayne Smith               Director                  President and                Computerized
                                                           Chief Executive              library
                                                           Officer, OCLC
                                                           Online Computer
                                                           Library Center, Inc.

William W. Wilkins               Director                  President and Chief          Health care
                                                           Executive Officer,
                                                           U.S. Health
                                                           Corporation

Dorothy M. Horvath               Executive Vice            None                         -
                                 President,
                                 Credit
                                 Administration

Kelly E. Law                     Senior Vice               None                         -
                                 President,
                                 Human Resources
                                 Division

Stephen B. McLane                Executive Vice            None                         -
                                 President,
                                 Corporate Banking

Richard A. Ray                   Executive Vice            None                         -
                                 President,
                                 Private Client
                                 Group

Gregory L. Tunis                 Executive Vice            None                         -
                                 President,
                                 Retail Banking

                  (c) Investment Adviser: National City Bank, Kentucky ("National City Kentucky")

                  National City Kentucky, a member of the $32 billion National City Corporation holding company, was chartered in 1863 and is the oldest national bank in the South. National City Kentucky has a long history of innovative financial services to its clients, including being the first to use discretionary agency accounts for managing individuals' funds. In addition, it owned the rights to the name "Master Charge" and its affiliate, National City Processing Company (one of the largest item processing companies in the world). The address of National City Kentucky and its affiliates is Box 36000, Louisville, Kentucky 40233. On July 29, 1988, First Kentucky National Corporation, which owned all of the stock of National City Kentucky, merged into a wholly-owned subsidiary of National City Corporation.

                  To the knowledge of Registrant, none of the directors or officers of National City Kentucky, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of National City Kentucky also hold positions with National City Corporation or its subsidiaries. Set forth below are the names and principal business of the directors and certain of the senior executive officers of National City Kentucky who are engaged in any other business, profession, vocation, or employment of a substantial nature.

                             NATIONAL CITY KENTUCKY


                                   Position                  Other
                                 with National              Business                    Type of
Name                             City Kentucky             Connections                  Business
----                             -------------             -----------                  --------
James R. Bell III                Director,                 Executive Vice               Bank holding
                                 President and             President, National          company
                                 Chief Executive           City Corporation
                                 Officer

Morton Boyd                      Director                  None

Timothy C. Brown                 Director                  Chairman,                    Manufacturer
                                                           President and                of lighting and
                                                           Chief Executive              compressor and
                                                           Officer, Thomas              vacuum pumps
                                                           Industries, Inc.

Robert E. Champagne              Director                  Chairman,                    Paint and
                                                           Courtaulds                   industrial
                                                           United States, Inc.          coatings
                                                                                        manufacturer
David A. Daberko                 Director                  Chairman and Chief           Bank holding
                                                           Executive Officer,           company
                                                           National City
                                                           Corporation

                                                           Director,                    Bank
                                                           National City
                                                           Bank of Columbus

                                                           Director,                    Bank
                                                           National City
                                                           Bank, Northeast

                                                           Director,                    Bank
                                                           National City
                                                           Bank of Dayton

                                   Position                  Other
                                 with National              Business                    Type of
Name                             City Kentucky             Connections                  Business
----                             -------------             -----------                  --------
                                                           Director,                    Bank
                                                           National City
                                                           Bank, Northwest

                                                           Director,                    Bank
                                                           National City
                                                           Bank of Indiana

                                                           Director,                    Bank
                                                           National City
                                                           Bank

                                                           Officer and                  Tractor sales
                                                           Director, Hudson
                                                           Tractor Sales,
                                                           Inc.

                                                           Director,
                                                           Student Loan
                                                           Marketing Association

Robert R. Dawson, Jr.            Director                  Partner, R.R.                Bridge
                                                           Dawson Bridge                and road
                                                           Company                      construction

Margaret H. Greene               Director                  Vice President               Telecommunications
                                                           and General
                                                           Counsel, BellSouth
                                                           Telecommunications

Leonard V. Hardin                Director and              None
                                 Chairman of
                                 the Board

R. Larry Jones                   Director                  Executive Vice               Plastic
                                                           President, Jones             manufacturer
                                                           Plastic and
                                                           Engineering
                                                           Corporation

George N. King, Sr.              Director                  President,                   Maintenance
                                                           King's Management
                                                           Group, Inc.

W. Bruce Lunsford                Director                  Chairman,                    Health service
                                                           President & Chief
                                                           Executive Officer,
                                                           Vencor Incorporated

Carl F. Pollard                  Director                  Hermitage Farm               Commercial
                                                                                        thoroughbred
                                                                                        breeding
                                                                                        farm

                                   Position                  Other
                                 with National              Business                    Type of
Name                             City Kentucky             Connections                  Business
----                             -------------             -----------                  --------
James L. Rose                    Director and              Former Chairman,             Bank holding
                                 Chairman,                 President and Chief          company
                                 Southeast Area            Executive Officer,
                                                           United Bancorp of
                                                           Kentucky, Inc.

                                                           President and                Real estate
                                                           Director, TSR
                                                           Investments, Inc.

                                                           Director, Tri-State          Real estate
                                                           Realty, Inc.

                                                           Limited Partner,             Real estate
                                                           Lexington Financial
                                                           Center

John H. Schnatter                Director                  Chairman and                 Food industry
                                                           Chief Executive
                                                           Officer, Papa
                                                           John's
                                                           International, Inc.

Dr. John W. Shumaker             Director                  President,                   Education
                                                           University of
                                                           Louisville

William M. Street                Director                  Vice Chairman,               Consumer products
                                                           Brown-Forman
                                                           Corporation

James E. Barber                  President,                None
                                 Bowling Green
                                 Area

William I.                       Executive Vice            None
 Cornett, Jr.                    President,
                                 Corporate Banking

Roger M. Dalton                  President,                None
                                 Lexington Area

Robert E. Hawkins                Executive Vice            None
                                 President,
                                 Credit Admin-
                                 istration

Harvey E. Hensley                President,                None
                                 Southeast Area

David E. Jones                   President,                None
                                 Ashland Area

Larry R. Mayfield                President,                None
                                 Owensboro Area

                                   Position                  Other
                                 with National              Business                    Type of
Name                             City Kentucky             Connections                  Business
----                             -------------             -----------                  --------
Donna M. Paccioni                Executive                 None
                                 Vice President,
                                 Retail Banking

Charles R. Stoess                President,                None
                                 Crestwood Area

Lawrence A. Warner               Executive                 None
                                 Vice President,
                                 Trust


                  (d) Investment Adviser: National City Bank of Indiana ("National City Indiana")

                  On May 2, 1992, National City Corporation acquired National City Indiana (formerly, Merchants National Bank and Trust Company, chartered in
1865).

                  To the knowledge of Registrant, none of the directors or officers of National City Indiana, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of National City Indiana also hold positions with National City Corporation or its subsidiaries. Set forth below are the names and principal business of the directors and certain of the senior executive officers of National City Indiana who are engaged in any other business, profession, vocation, or employment of a substantial nature.

                             NATIONAL CITY, INDIANA

                                   Position                  Other
                                 with National              Business                            Type of
Name                             City Indiana              Connections                          Business
----                             ------------              -----------                          --------
Eleanor F. Bookwalter            Director                  Member, Finance                      Historical
                                                           Committee, Historic                  landmarks
                                                           Landmarks, Indiana

                                                           Member, Indiana
                                                           State Office
                                                           Building Commission

William E. Corley                Director                  President, Community                 Hospital
                                                           Hospitals of Indiana,
                                                           Inc.

                                                           President, Community                 Healthcare
                                                           Health Services, Inc.



                                   Position                  Other
                                 with National              Business                            Type of
Name                             City Indiana              Connections                          Business
----                             ------------              -----------                          --------

                                                           President, Voluntary                 Healthcare
                                                           Enterprises, Inc.

                                                           President, Indianapolis              Physician
                                                           Medical Management,                  recruitment
                                                           Inc.

                                                           President,                           Healthcare
                                                           Affiliated Hospitals
                                                           Heart Institute of
                                                           Indiana, Inc.

                                                           Board Member,                        HMO
                                                           ProHealth Network,
                                                           President

David A. Daberko                 Director                  Chairman and Chief                   Bank holding
                                                           Executive Officer,                   company
                                                           National City
                                                           Corporation

                                                           Director,                            Bank
                                                           National City
                                                           Bank of Columbus

                                                           Director,                            Bank
                                                           National City
                                                           Bank, Northeast

                                                           Director,                            Bank
                                                           National City
                                                           Bank of Dayton

                                                           Director,                            Bank
                                                           National City
                                                           Bank, Northwest

                                                           Director, National City              Bank
                                                           Bank

                                                           Director, National                   Bank
                                                           City Bank of Kentucky

                                                           Officer and                          Tractor sales
                                                           Director, Hudson
                                                           Tractor Sales,
                                                           Inc.

                                                           Director, Student Loan
                                                           Marketing Association

Vincent A. DiGirolamo            Director                  Vice Chairman,                       Bank holding
                                                           National City                        company
                                                           Corporation


                                   Position                  Other
                                 with National              Business                            Type of
Name                             City Indiana              Connections                          Business
----                             ------------              -----------                          --------

Lawrence A. Ferger               Director                  Director, President                  Utility
                                                           and Chief Executive
                                                           Officer, Indiana Gas
                                                           Company, Inc.

                                                           Director and President,              Non-utility
                                                           IEI Investments Inc                  holding co.

                                                           Director, IGC Energy                 Non-utility
                                                           Inc.                                 investments

                                                           Director and President,              Utility
                                                           Richmond Gas Corp.

                                                           Director, Terre                      Utility
                                                           Haute Gas Corp.

                                                           Director and President,              Real estate
                                                           Energy Realty, Inc.                  development

Otto N. Frenzel III              Director                  Director, Indianapolis               Utility
                                                           Power & Light Co.

                                                           Director, IPALCO                     Utility
                                                           Enterprises                          holding
                                                                                                company

                                                           Director, Indianapolis               Utility
                                                           Water Company

                                                           Director, IWC                        Utility
                                                           Resources                            holding
                                                                                                company

                                                           Director, Indiana                    Utility
                                                           Gas Company

                                                           Director, Indiana                    Utility
                                                           Energy, Inc.                         holding
                                                                                                company

                                                           Director, American                   Insurance
                                                           United Life Insurance
                                                           Co.

                                                           Director, Baldwin &                  Insurance
                                                           Lyons, Inc.

                                                           Director, Indianapolis
                                                           Ballet

                                                           Director, Indianapolis               Art museum
                                                           Museum of Art

                                                           Director, Indianapolis               Non-profit
                                                           Humane Society                       organization


                                   Position                  Other
                                 with National              Business                            Type of
Name                             City Indiana              Connections                          Business
----                             ------------              -----------                          --------
                                                           Chairman, Riley
                                                           Memorial Association
                                                           Inc.

Edwin J. Goss                    Director                  Director, American                   Insurance
                                                           States Insurance Co.

                                                           Director, American                   Insurance
                                                           Economy Insurance Co.

                                                           Director, American                   Insurance
                                                           States Preferred
                                                           Insurance Co.

                                                           Director, American                   Insurance
                                                           States Insurance
                                                           Company of Texas

                                                           Director, American                   Insurance
                                                           States Life
                                                           Insurance Co.

                                                           Director, IPALCO                     Utility
                                                           Enterprises, Inc.                    holding
                                                                                                co.

                                                           Director, Indianapolis               Utility
                                                           Power & Light Co.

J. Christopher                   Director,                 Director, Greater
Graffeo                          President                 Indianapolis Progress
                                 and Chief                 Committee
                                 Executive
                                 Officer

                                                           Director, Corporate
                                                           Community Council

                                                           Director, Indiana
                                                           Community Business
                                                           Credit Corp.

                                                           Director, Community
                                                           Hospital Foundation
                                                           Board

                                                           Director, Indianapolis               Art museum
                                                           Museum of Art

                                                           Director, Indiana
                                                           Repertory Theater

John A. Hillenbrand II           Director                  Vice-Chairman of                     Manufacturing
                                                           Board, Pri-Pak Inc.


                                   Position                  Other
                                 with National              Business                            Type of
Name                             City Indiana              Connections                          Business
----                             ------------              -----------                          --------
                                                           Director, Physicians
                                                           Practices Management

                                                           Director, PSI Energy                 Utility

                                                           Chairman of Board,
                                                           Able Body Corp.

                                                           Director,                            Manufacturing
                                                           Hillenbrand
                                                           Industries, Inc.

                                                           President, Director,                 Investment
                                                           and Chief Executive                  company
                                                           Officer, Glynnadam, Inc.

                                                           Chairman of Board,                   Manufacturing
                                                           Nambe Mills, Inc.

                                                           Director, Southern                   Resort
                                                           Cross Club

Don E. Marsh                     Director                  President, Chief                     Retail
                                                           Executive Officer,                   grocery
                                                           and Chairman, Marsh
                                                           Supermarkets, Inc.

                                                           Director, Indiana                    Utility
                                                           Energy, Inc.

James D. Massey                  Director                  Director, Conseco                    Insurance
                                                           Capital Partners
                                                           Insurance, Inc.

James T. Morris                  Director                  Director, American                   Insurance
                                                           United Life Insurance
                                                           Co.

                                                           Director, MSA Realty                 Real estate

                                                           Chairman, Chief                      Utility
                                                           Executive Officer and                holding
                                                           Director, IWC                        co.
                                                           Resources

                                                           Chairman, Chief                      Utility
                                                           Executive Officer and
                                                           Director, Indianapolis
                                                           Water Company

John M. Mutz                     Director                  Director, PSI                        Utility
                                                           Resources, Inc.                      holding
                                                                                                co.

                                                           Director, PSI                        Utility
                                                           Argentina, Inc.


                                   Position                  Other
                                 with National              Business                            Type of
Name                             City Indiana              Connections                          Business
----                             ------------              -----------                          --------
                                                           President, PSI                       Utility
                                                           Energy, Inc.

                                                           Director, Indianapolis               Chamber of
                                                           Chamber of Commerce                  commerce

                                                           Director, Integrated                 Research and
                                                           Biotechnology Corp.                  development

                                                           Director, T. M.                      Venture
                                                           Englehart Corp.                      capital

                                                           Director, Security                   Lock manufac-
                                                           Group, Inc.                          turing and
                                                                                                security services

                                                           Director, CCP                        Insurance
                                                           Insurance, Inc.                      holding company

                                                           Director, ADESA                      Auto auction
                                                           Corp.

                                                           Director, PSI                        Utility
                                                           Resources, Inc.                      holding
                                                                                                co.

Stanley K. Paulsen               Director                  Partner, Edinburgh                   Shopping
                                                           Enterprises                          center

                                                           Partner, Restaurant                  Real
                                                           Realty Co.                           estate

                                                           Partner, S & P                       Investments
                                                           Enterprises

                                                           President and Chief                  Leasing
                                                           Executive Officer,
                                                           Circle Business
                                                           Credit

                                                           Director, T. M.
                                                           Englehart Co.

Fred A. Poole                    Director                  General Manager,                     Airline company
                                                           United Airlines
                                                           Indianapolis

N. Clay Robbins                  Director                  President,                           Charitable
                                                           Lilly Endowment, Inc.                foundation

Dr. Gene E. Sease                Director                  Chairman, Sease,                     Public
                                                           Gerig & Associates                   relations

                                                           Director, Indianapolis               Insurance
                                                           Life Insurance Co.


                                   Position                  Other
                                 with National              Business                            Type of
Name                             City Indiana              Connections                          Business
----                             ------------              -----------                          --------
                                                           Director, Indiana                    Trains/Rail
                                                           Hi-Rail Corp.

                                                           Director, Marine
                                                           Star, Inc.

                                                           Director, Indiana                    Chamber
                                                           Chamber of Commerce                  of commerce

                                                           Director,                            Chamber
                                                           Indianapolis                         of commerce
                                                           Chamber of Commerce

                                                           Director, Commission                 Building
                                                           on Downtown                          commission

                                                           Director, Greater
                                                           Indianapolis Progress
                                                           Committee

Stephen A. Stitle                Chairman                  Director, Indianapolis
                                 of the Board              Chamber of Commerce

                                                           Director, Indiana
                                                           University Foundation

                                                           Director, 400 Festival

                                                           Director, Indianapolis
                                                           Festival, Inc.

                                                           Director, Indianapolis
                                                           Downtown, Inc.

                                                           Director, United Way of
                                                           Central Indiana

                                                           Director, Center for
                                                           Leadership Development

Donald W. Tanselle               Director                  Chairman, MSA Realty                 Real estate
                                                           Inc.

                                                           Chairman, Indiana                    State fair
                                                           Fair Commission

                                                           Partner, Washington                  Real estate
                                                           Square Associates

                                                           Eiteljorg Museum                     Museum

                                                           Childrens Museum                     Museum

                                                           Methodist Hospital                   Hospital

                                                           Partner, L. H. Chaney
                                                           Associates


                                   Position                  Other
                                 with National              Business                            Type of
Name                             City Indiana              Connections                          Business
----                             ------------              -----------                          --------
                                                           Director, Pooled
                                                           Certificates Inc.

Randolph P. Wilson               Director                  None

Michael C. Rechin                Executive Vice            None
                                 President,
                                 Corporate
                                 Banking
                                 Administration

Janice L. Faherty                Executive Vice            None
                                 President,
                                 Statewide Bank
                                 Administration

Glenn R. Knific                  Executive Vice            None
                                 President, Credit
                                 Administration

William H. Olds, Jr.             Executive Vice            None
                                 President, Trust
                                 Administration

John V. White                    Executive Vice            None
                                 President, Retail
                                 Administration

                  (e) Investment Adviser: National Asset Management Corporation ("National Asset Management")

                  To the knowledge of Registrant, none of the directors or officers of National Asset Management, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of National Asset Management also hold positions with National City Corporation or its subsidiaries. Set forth below are the names and principal business of the directors and certain of the senior executive officers of National Asset Management who are engaged in any other business, profession, vocation, or employment of a substantial nature.

                            NATIONAL ASSET MANAGEMENT

                                 Position with               Other
                                 National Asset             Business                            Type of
Name                               Management              Connections                          Business
----                               ----------              -----------                          --------
James R. Bell, III               Director                  Director, President                  Bank
                                                           and Chief


                                 Position with               Other
                                 National Asset             Business                            Type of
Name                               Management              Connections                          Business
----                               ----------              -----------                          --------
                                                           Executive Officer,
                                                           National City Bank of
                                                           Kentucky

                                                           Executive Vice                       Bank holding
                                                           President,                           company
                                                           National City
                                                           Corporation

William F.                       Director,                 None
Chandler, Jr.                    Managing Director
                                 and Principal

Leonard V. Hardin                Director                  Director and                         Bank
                                                           Chairman of the
                                                           Board, National City
                                                           Bank of Kentucky

William R. Robertson             Director                  President,                           Bank holding
                                                           National City                        company
                                                           Corporation

                                                           Director, Chairman of                Bank
                                                           Trust committee, Member
                                                           of Executive committee,
                                                           National City Bank

Harold B. Todd, Jr.              Director                  Executive Vice Presi-                Bank holding
                                                           dent, National City                  company
                                                           Corporation

                                                           Executive Vice Presi-                Bank
                                                           dent, Institutional
                                                           Trust and Asset Manage-
                                                           ment, National City Bank

Lawrence A. Warner               Director                  Executive Vice                       Bank
                                                           President, National
                                                           City Bank of Kentucky

Carl W. Hafele                   Director,                 None
                                 Managing Director
                                 and Principal

Michael C. Heyman                Principal                 None

David B. Hiller                  Managing                  None
                                 Director
                                 and Principal

Stephen G. Mullins               Principal                 None

Larry J. Walker                  Principal                 None

John W. Ferreby                  Principal                 None


                                 Position with               Other
                                 National Asset             Business                            Type of
Name                               Management              Connections                          Business
----                               ----------              -----------                          --------
Catherine R.                     Senior                    None
 Stodghill                       Investment Manager

Erik N. Evans                    Investment                None
                                 Manager

Brett A. Bell                    Investment                None
                                 Manager

Randall T. Zipfel                Manager,                  None
                                 Information Systems



                  (f) Sub-Investment Adviser: Weiss, Peck & Greer, LLC

                  Weiss, Peck & Greer, LLC performs sub-investment advisory services for the Registrant's Pennsylvania Tax Exempt and Pennsylvania Municipal Funds.

                  To the knowledge of Registrant, none of the principals of Weiss, Peck & Greer, except as set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the principals of Weiss, Peck & Greer, if any, who are engaged in any other business, profession, vocation or employment of a substantial nature.

                            WEISS, PECK & GREER, LLC

                                             Position with
                                             Weiss, Peck &              Other Business             Type of
Name                                         Greer, LLC                 Connections                Business
----                                         ----------                 -----------                --------
Samuel H. Armacost                           Principal                  Director,                  Oil and gas;
                                                                        Chevron;                   scientific
                                                                        Director,                  consulting;
                                                                        Failure Group;             technology
                                                                        Director,
                                                                        Scios Nova

Annette Bianchi                              Principal

                                             Position with
                                             Weiss, Peck &              Other Business             Type of
Name                                         Greer, LLC                 Connections                Business
----                                         ----------                 -----------                --------
Gill Cogan                                   Principal                  Director,                  Technology
                                                                        Harmonic
                                                                        Lightwaves;
                                                                        Director,
                                                                        Micro Linear;
                                                                        Director,
                                                                        Number Nine
                                                                        Visual
                                                                        Technology;
                                                                        Director, P-
                                                                        COM; Director,
                                                                        Electronics
                                                                        for Imaging;
                                                                        Director,
                                                                        Integrated
                                                                        Packaging
                                                                        Assembly Corp.
                                                                        Director,
                                                                        Visigenic
                                                                        Software

Ellen M. Feeney                              Principal                  Director,
                                                                        Heartstream


Janet Fiorenza                               Principal                  None


Margery Z. Flicker                           Principal                  None


Anthony J. Giammalva                         Principal                  None


Mitchell E. Cantor                           Principal                  None

Daniel Cardell                               Principal                  None

Philip Greer*                                Principal                  Director,                  Technology;
                                                                        Network                    package
                                                                        Computing                  delivery;
                                                                        Devices;                   wine
                                                                        Director,
                                                                        Federal
                                                                        Express;
                                                                        Director,
                                                                        Robert Mondavi

Ronald M. Hoffner*                           Principal                  None

Steven N. Hutchinson                         Principal                  Director,                  Technology;
                                                                        Chyron                     Toys
                                                                        Corporation;
                                                                        Director,
                                                                        Empire of
                                                                        Carolina

James W. Kiley                               Principal                  None

A. Roy Knutsen                               Principal                  None

Alan D. Kohn                                 Principal                  None

                                             Position with
                                             Weiss, Peck &              Other Business             Type of
Name                                         Greer, LLC                 Connections                Business
----                                         ----------                 -----------                --------
Wesley W. Lang, Jr.*                         Principal                  Director,                  Technology;
                                                                        Chyron                     Manufacturer
                                                                        Corporation;
                                                                        Director,
                                                                        Durakon
                                                                        Industries

Steven S. Lear                               Principal                  None

Gary R. Lisk                                 Principal                  None

Marvin B. Markowitz                          Principal                  None

Howard G. Mattson                            Principal                  None

Kathleen A. McCarragher                      Principal                  None

Bradford R. Peck                             Principal                  None

Peter B. Pfister                             Principal                  Director,                  Toys
                                                                        Empire of
                                                                        Carolina

Richard S. Pollack                           Principal                  None

Steven Pomerantz                             Principal                  None

Lee McGehee Porter, III                      Principal                  None

Jay C. Nadel                                 Principal                  None

Stuart W. Porter                             Principal                  None

Francis H. Powers                            Principal                  None

R. Scott Richter                             Principal                  None

Nelson Schaenen, Jr.                         Principal                  None

James S. Schainuck                           Principal                  None

Gary E. Scheier                              Principal                  None

David J. Schilder                            Principal                  None

Arthur L. Schwarz                            Principal                  None

Adam L. Starr                                Principal                  None

Melville Straus*                             Principal                  None

Kenneth Jay Tarr                             Principal                  None

Bernard J. Tew                               Principal                  None

Daniel S. Vandivort                          Principal                  None

Roger J. Weiss*                              Principal                  None

Stephen H. Weiss**                           Principal                  None

                                             Position with
                                             Weiss, Peck &              Other Business             Type of
Name                                         Greer, LLC                 Connections                Business
----                                         ----------                 -----------                --------
Hugh S. Zurkuhlen                            Principal                  None

Craig Whiting                                Principal                  None

Laurence Zuriff                              Principal                  None



*        Member - Executive Committee

**       Chairman - Executive Committee

Item 29.          PRINCIPAL UNDERWRITER
                  ---------------------


                           (a) Furnish the name of each investment company
                  (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

                           Registrant's distributor, SEI Financial Services
                  Company ("SFS"), acts as distributor for:

                  SEI Daily Income Trust                                        July 14, 1982
                  SEI Liquid Asset Trust                                        November 29, 1982
                  SEI Tax Exempt Trust                                          December 3, 1982
                  SEI Index Funds                                               July 10, 1985
                  SEI Institutional Managed Trust                               January 22, 1987
                  SEI International Trust                                       August 30, 1988
                  Stepstone Funds                                               January 30, 1991
                  The Pillar Funds                                              February 28, 1992
                  CUFUND                                                        May 1, 1992
                  STI Classic Funds                                             May 29, 1992
                  CoreFunds, Inc.                                               October 30, 1992
                  First American Funds, Inc.                                    November 1, 1992
                  First American Investment Funds, Inc.                         November 1, 1992
                  The Arbor Fund                                                January 28, 1993
                  1784 Funds(R)                                                 June 1, 1993
                  The PBHG Funds, Inc.                                          July 16, 1993
                  Marquis Funds(R)                                              August 17, 1993
                  Morgan Grenfell Investment Trust                              January 3, 1994
                  The Achievement Funds Trust                                   December 27, 1994
                  Bishop Street Funds                                           January 27, 1995
                  CrestFunds, Inc.                                              March 1, 1995
                  STI Classic Variable Trust                                    August 18, 1995
                  ARK Funds                                                     November 1, 1995
                  Monitor Funds                                                 January 11, 1996
                  FMB Funds, Inc.                                               March 1, 1996
                  SEI Asset Allocation Trust                                    April 1, 1996
                  Turner Funds                                                  April 30, 1996
                  SEI Institutional Investments Trust                           June 14, 1996
                  First American Strategy Funds, Inc.                           October 1, 1996
                  High Mark Funds                                               February 15, 1997

                  SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

                           (b) Furnish the information required by the following
                  table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is Oaks, PA 19456.

                                         Position and Office                      Positions and Offices
Name                                     with Underwriter                         with Registrant
----                                     -------------------                      ---------------------
Alfred P. West, Jr.                      Director, Chairman &                             --
                                         Chief Executive Officer

Henry H. Greer                           Director, President &                            --
                                         Chief Operating Officer

Carmen V. Romeo                          Director, Executive                              --
                                         Vice President &
                                         Treasurer

Gilbert L. Beebower                      Executive Vice                                   --
                                         President

Richard B. Lieb                          Executive Vice                                   --
                                         President, President-
                                         Investment Services
                                         Division

Leo J. Dolan, Jr.                        Senior Vice President                            --

Carl A. Guarino                          Senior Vice President                            --

Jerome Hickey                            Senior Vice President                            --

Larry Hutchison                          Senior Vice President                            --

Steven Kramer                            Senior Vice President                            --

David G. Lee                             Senior Vice President                            --

William Madden                           Senior Vice President                            --

Jack May                                 Senior Vice President                            --

A. Keith McDowell                        Senior Vice President                            --

Dennis J. McGonigle                      Senior Vice President                            --

Hartland J. McKeon                       Senior Vice President                            --

Barbara J. Moore                         Senior Vice President                            --

James V. Morris                          Senior Vice President                            --

Steven Onofrio                           Senior Vice President                            --

Kevin P. Robins                          Senior Vice President,                           --
                                         General Counsel &
                                         Secretary

Robert Wagner                            Senior Vice President                            --

Patrick K. Walsh                         Senior Vice President                            --

Kenneth Zimmer                           Senior Vice President                            --

Robert Aller                             Vice President                                   --

Marc H. Cahn                             Vice President &                                 --
                                         Assistant Secretary

Gordon W. Carpenter                      Vice President                                   --

                                         Position and Office                      Positions and Offices
Name                                     with Underwriter                         with Registrant
----                                     -------------------                      ---------------------
Todd Cipperman                           Vice President &                                --
                                         Assistant Secretary

Robert Crudup                            Vice President &                                --
                                         Managing Director

Ed Daly                                  Vice President                                  --

Jeff Drennen                             Vice President                                  --

Mick Duncan                              Vice President and Team                         --
                                         Leader

Vic Calef                                Vice President &                                --
                                         Managing Director

Kathy Heillig                            Vice President                                  --

Michael Kantor                           Vice President                                  --

Samuel King                              Vice President                                  --

Kim Kirk                                 Vice President &                                --
                                         Managing Director

Donald H. Korytowski                     Vice President                                  --

John Krzeminski                          Vice President &                                --
                                         Managing Director

Robert S. Ludwig                         Vice President and Team                         --
                                         Leader

Vicki Malloy                             Vice President and Team                         --
                                         Leader

Carolyn McLaurin                         Vice President &                                --
                                         Managing Director

W. Kelso Morrill                         Vice President                                  --

Barbara A. Nugent                        Vice President &                                --
                                         Assistant Secretary

Sandra K. Orlow                          Vice President &                                --
                                         Assistant Secretary

Donald Pepin                             Vice President &                                --
                                         Managing Director

Larry Pokora                             Vice President                                  --

Kim Rainey                               Vice President                                  --

Paul Sachs                               Vice President                                  --

Mark Samuels                             Vice President &                                --
                                         Managing Director

Steven Smith                             Vice President                                  --

Daniel Spaventa                          Vice President                                  --

Kathryn L. Stanton                       Vice President &                                --
                                         Assistant Secretary

Wayne M. Withrow                         Vice President &                                --
                                         Managing Director

William Zawaski                          Vice President                                  --

James Dougherty                          Director of Brokerage                           --
                                         Services



Item 30.          LOCATION OF ACCOUNTS AND RECORDS
                  --------------------------------

                  (1) National City Bank, 1900 East Ninth Street, Cleveland, Ohio, 44114-3484, National City Bank, Columbus, 155 East Broad Street, Columbus, Ohio 43251, and National City Bank, Trust Operations, 4100 West 150th Street, Cleveland, Ohio 44135, (records relating to their functions as investment advisers and custodian); National City Bank, Kentucky, 101 South 5th Street, Louisville, Kentucky 40202; National City Bank, Indiana, 101 West Washington Street, Suite 645, Indianapolis, IN 46255; and National Asset Management Corporation, 101 South Fifth Street, Louisville, KY 40202.


                  (2) SEI Financial Services company, 1 Freedom Valley Road, Oaks, Pennsylvania 19456 (records relating to its function as distributor).

                  (3) 440 Financial Distributors, Inc., 290 Donald Lynch Boulevard, Marlboro, Massachusetts 01752 (records relating to its former functions as distributor).

                  (4) Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653 (records relating to its former functions as distributor).

                  (5) Drinker Biddle & Reath, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Declaration of Trust, Code of Regulations, and Minute Books).

                  (6) PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103 (records relating to its former functions as custodian).

                  (7) PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as accounting agent and administrator).

                  (8) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its function as transfer agent).

                  (9) First Data Investor Services Group, Inc., 4400 Computer Drive, Westboro, Massachusetts 02109 (records relating to its former functions as transfer agent).

                  (10) First Data Investor Services Group (formerly The Shareholder Services Group, Inc. d/b/a 440 Financial) 4400 Computer Drive, Westboro, Massachusetts 02109 (records relating to its former functions as transfer agent).

                  (11) Weiss, Peck & Greer, LLC, One New York Plaza, New York, New York 10004 (records relating its functions as sub-adviser).


Item 31.          MANAGEMENT SERVICES
                  -------------------

                  Inapplicable.

Item 32.          UNDERTAKINGS
                  ------------

                  (a) Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's most recent annual report to shareholders, upon request and without charge.


                  (b) Registrant undertakes to file a post-effective amendment, using unaudited financial statements for the Registrant's Foreign Equity, Equity Index, Core Equity and Real Return Advantage Funds which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 33.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cleveland, State of Ohio, on the 11th day of April, 1997.

                                                ARMADA FUNDS
                                                Registrant

                                                /s/ W. Bruce McConnel, III
                                                --------------------------
                                                Secretary

                                                   W. Bruce McConnel, III
                                                   ----------------------

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 33 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                         Title                                          Date
---------                                         -----                                          ----
* /s/Richard B. Tullis                              Trustee                                     April 11, 1997
------------------------
Richard B. Tullis

* /s/Thomas R. Benua, Jr.                            Trustee                                     April 11, 1997
------------------------
Thomas R. Benua, Jr.

* /s/Leigh Carter                                    Trustee                                     April 11, 1997
------------------------
Leigh Carter

* /s/John F. Durkott                                 Trustee                                     April 11, 1997
------------------------
John F. Durkott

* /s/Richard W. Furst                                Trustee                                     April 11, 1997
------------------------
Richard W. Furst

* /s/Robert D. Neary                                 Trustee, Chairman of                        April 11, 1997
------------------------                             the Board and President
Robert D. Neary

* /s/J. William Pullen                               Trustee                                     April 11, 1997
------------------------
J. William Pullen

* By: /s/ W. Bruce McConnel, III
--------------------------------
  W. Bruce McConnel, III
  Attorney-in-fact


                                  Armada Funds

                                  EXHIBIT INDEX

          EXHIBIT #                                   EXHIBIT

                  1        (g)      Certificate of Classification of Shares with
                                    respect to the Pennsylvania Tax Exempt,
                                    Intermediate Government, GNMA and
                                    Pennsylvania Municipal Funds.

                            (h) Form of Certificate of Classification of Shares with respect to the Foreign Equity, Equity Index and Core Equity Funds.

                            (i) Form of Certificate of Classification of Shares with respect to the Small Cap Growth Fund and Real Income Protection Funds.

                  5        (g)      Investment Advisory Agreement for the
                                    Pennsylvania Tax Exempt, Intermediate
                                    Government, GNMA and Pennsylvania Municipal
                                    Funds between Registrant and National City
                                    Bank.

                           (h) Sub-Advisory Agreement for the Pennsylvania Tax Exempt and Pennsylvania Municipal Funds between National City Bank and Weiss, Peck & Greer L.L.C.

                           (i) Form of Investment Advisory Agreement for the Core Equity Fund between Registrant and National Asset Management Corporation.

                           (j) Form of Investment Advisory Agreement for the Foreign Equity and Equity Index Funds among Registrant and National City Bank.

                           (k) Form of Investment Advisory Agreement for the Small Cap Growth and Real Return Advantage Funds between Registrant and National City Bank.

                  6 Distribution Agreement between Registrant and SEI Financial Services Company dated March 8, 1997.

                  8        (c)      Exhibit A to the Custodian Services
                                    Agreement between Registrant and National
                                    City Bank dated September 9, 1996.

                           (d) Form of Exhibit A to the Custodian Services Agreement between Registrant and National City Bank.

                  9        (b)      Exhibit A to the Administration and
                                    Accounting Services Agreement dated March 1,
                                    1993 between Registrant and PFPC Inc., dated
                                    September 9, 1996.

                           (c) Form of Exhibit A to the Administration and Accounting Services Agreement dated March 1, 1993 between Registrant and PFPC Inc.

                           (d) Transfer Agency and Service Agreement (the "Tranfer Agency Agreement") between Registrant and State Street Bank and Trust Company dated March 1, 1997.

                           (e) Revised Shareholder Services Plan and Servicing Agreement adopted by the Board of Trustees February 15, 1997.

                           (f) Blue Sky Services Agreement between the Registrant and SEI Fund Resources dated December 2, 1996.

                  11       (a)      Consent of Drinker Biddle & Reath.

                           (b)      Consent of Ernst & Young LLP.

                  13       (j)      Purchase Agreement between Registrant and
                                    440 Financial Distributors, Inc. with
                                    respect to the Pennsylvania Tax Exempt Fund dated September 6, 1996.

                           (k) Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Intermediate Government Fund dated September 6, 1996.

                           (l) Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the GNMA Fund dated September 6, 1996.

                           (m) Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Municipal Fund dated September 6, 1996.

                           (n)      Form of Purchase Agreement between
                                    Registrant and SEI Financial Services
                                    Company ("SEI") with respect to the Core
                                    Equity Fund.

                           (o)      Form of Purchase Agreement between
                                    Registrant and SEI with respect to the
                                    Foreign Equity Fund.

                           (p)      Form of Purchase Agreement between
                                    Registrant and SEI with respect to the
                                    Equity Index Fund.

                           (q)      Form of Purchase Agreement between
                                    Registrant and SEI with respect to the
                                    Small Cap Growth Fund.

                           (r)      Form of Purchase Agreement between
                                    Registrant and SEI with respect to the Real
                                    Return Advantage Fund.

                  15       (b)      Registrant's Revised Service and
                                    Distribution Plan.

                  18 Revised Plan Pursuant to Rule 18f-3 for Operation of a Dual-Class System.

                                       C-3